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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01675

                               Eclipse Funds Inc.
               (Exact name of registrant as specified in charter)

  51 Madison Avenue, New York, New York                                  10010
(Address of principal executive offices)                              (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005


ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2005 is filed herewith.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY ALL CAP GROWTH FUND
COMMON STOCK
AEROSPACE & DEFENSE
L-3 Communications Holdings, Inc.                         49,500     $3,534,795     1.27%
United Technologies Corp.                                 49,900     $5,023,932     1.80%
                                                                     ----------     ----
TOTAL AEROSPACE & DEFENSE                                            $8,558,727     3.07%
                                                                     ----------     ----
AIR FREIGHT & LOGISTICS
FedEx Corp.                                               65,800     $6,293,770     2.26%
                                                                     ----------     ----
TOTAL AIR FREIGHT & LOGISTICS                                        $6,293,770     2.26%
                                                                     ----------     ----

AUTOMOBILES
Harley-Davidson, Inc.                                     78,900     $4,742,679     1.70%
Winnebago Industries, Inc.                                60,500     $2,086,645     0.75%
                                                                     ----------     ----
TOTAL AUTOMOBILES                                                    $6,829,324     2.45%
                                                                     ----------     ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                           43,000     $2,676,320     0.96%
Genentech, Inc. (a)                                       41,800     $1,994,278     0.72%
Gilead Sciences, Inc. (a)                                 79,600     $2,634,760     0.95%
                                                                     ----------     ----
TOTAL BIOTECHNOLOGY                                                  $7,305,358     2.63%
                                                                     ----------     ----

CAPITAL MARKETS
Legg Mason, Inc.                                          24,200     $1,868,966     0.67%
Morgan Stanley                                            50,400     $2,820,384     1.01%
                                                                     ----------     ----
TOTAL CAPITAL MARKETS                                                $4,689,350     1.68%
                                                                     ----------     ----

CHEMICALS
Praxair, Inc.                                            120,400     $5,195,260     1.87%
                                                                     ----------     ----
TOTAL CHEMICALS                                                      $5,195,260     1.87%
                                                                     ----------     ----

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                            100,300     $2,362,065     0.85%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                $ 2,362,065     0.85%
                                                                    -----------     ----

COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)                                          209,400    $ 3,004,890     1.08%
QUALCOMM, Inc.                                            73,000    $ 2,718,520     0.98%
                                                                    -----------     ----
TOTAL COMMUNICATIONS EQUIPMENT                                      $ 5,723,410     2.06%
                                                                    -----------     ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                           106,200    $ 4,434,912     1.59%
                                                                    -----------     ----
TOTAL COMPUTERS & PERIPHERALS                                       $ 4,434,912     1.59%
                                                                    -----------     ----

CONSTRUCTION MATERIALS
Eagle Materials, Inc.                                     33,742    $ 2,691,262     0.97%
                                                                    -----------     ----
TOTAL CONSTRUCTION MATERIALS                                        $ 2,691,262     0.97%
                                                                    -----------     ----

CONSUMER FINANCE
American Express Co.                                      54,000    $ 2,880,900     1.03%
Capital One Financial Corp.                               69,600    $ 5,448,288     1.96%
SLM Corp.                                                 34,800    $ 1,746,612     0.63%
                                                                    -----------     ----
TOTAL CONSUMER FINANCE                                              $10,075,800     3.62%
                                                                    -----------     ----

DISTRIBUTORS
WESCO International, Inc. (a)                             58,600    $ 1,980,094     0.71%
                                                                    -----------     ----
TOTAL DISTRIBUTORS                                                  $ 1,980,094     0.71%
                                                                    -----------     ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                           57,993    $ 2,844,557     1.02%
                                                                    -----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $ 2,844,557     1.02%
                                                                    -----------     ----

ELECTRICAL EQUIPMENT
Roper Industries, Inc.                                    42,900    $ 2,490,774     0.89%
                                                                    -----------     ----
TOTAL ELECTRICAL EQUIPMENT                                          $ 2,490,774     0.89%
                                                                    -----------     ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                            62,800    $ 1,388,508     0.50%
Amphenol Corp. Class A                                   101,100    $ 3,976,263     1.43%
Garmin Ltd. (c)                                           33,200    $ 1,826,000     0.66%
                                                                    -----------     ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            $ 7,190,771     2.59%
                                                                    -----------     ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                        75,400    $ 3,264,820     1.17%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
BJ Services Co.                                           62,000    $ 2,979,100      1.07%
Weatherford International Ltd. (a)                        69,200    $ 3,755,484      1.35%
                                                                    -----------     -----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $ 9,999,404      3.59%
                                                                    -----------     -----

FOOD & STAPLES RETAILING
Walgreen Co.                                              37,400    $ 1,593,614      0.57%
                                                                    -----------     -----
TOTAL FOOD & STAPLES RETAILING                                      $ 1,593,614      0.57%
                                                                    -----------     -----

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                              122,100    $ 4,036,626      1.45%
Cooper Cos., Inc. (The)                                   42,600    $ 3,267,420      1.17%
Fisher Scientific International, Inc. (a)                 78,600    $ 4,963,590      1.78%
                                                                    -----------     -----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              $12,267,636      4.40%
                                                                    -----------     -----

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                               11,000    $ 1,397,550      0.50%
Caremark Rx, Inc. (a)                                    126,700    $ 4,953,970      1.78%
PacifiCare Health Systems, Inc. (a)                       95,000    $ 5,845,350      2.10%
UnitedHealth Group, Inc.                                  99,452    $ 8,841,283      3.17%
WellChoice, Inc. (a)                                      66,200    $ 3,523,826      1.27%
WellPoint, Inc. (a)                                       51,500    $ 6,257,250      2.25%
                                                                    -----------     -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $30,819,229     11.07%
                                                                    -----------     -----

HOUSEHOLD DURABLES
Centex Corp.                                              82,500    $ 5,058,075      1.82%
D.R. Horton, Inc.                                        120,000    $ 4,773,600      1.71%
Harman International Industries, Inc.                     22,900    $ 2,785,785      1.00%
Hovnanian Enterprises, Inc. Class A (a)                   84,600    $ 4,419,504      1.59%
Lennar Corp.                                              89,600    $ 5,059,712      1.82%
Mohawk Industries, Inc. (a)                               42,800    $ 3,788,228      1.36%
Toro Co. (The) (c)                                        39,700    $ 3,305,025      1.19%
WCI Communities, Inc. (a) (c)                            169,000    $ 5,384,340      1.93%
                                                                   ------------     -----
TOTAL HOUSEHOLD DURABLES                                            $34,574,269     12.42%
                                                                    -----------     -----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                            25,300    $ 2,061,950      0.74%
                                                                    -----------     -----
TOTAL INTERNET & CATALOG RETAIL                                     $ 2,061,950      0.74%
                                                                    -----------     -----

INTERNET SOFTWARE & SERVICES
VeriSign, Inc. (a)                                        66,600    $ 1,720,944      0.62%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL INTERNET SOFTWARE & SERVICES                                  $ 1,720,944     0.62%
                                                                    ----------      ----
IT SERVICES
First Data Corp.                                          20,000    $   814,800     0.29%
                                                                    -----------     ----
TOTAL IT SERVICES                                                   $   814,800     0.29%
                                                                    -----------     ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                           70,600    $ 3,256,072     1.17%
                                                                    -----------     ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                  $ 3,256,072     1.17%
                                                                    -----------     ----

MACHINERY
Danaher Corp.                                            110,000    $ 6,036,800     2.17%
Dover Corp.                                               70,500    $ 2,700,150     0.97%
Eaton Corp.                                               27,300    $ 1,856,127     0.67%
Illinois Tool Works, Inc.                                 61,600    $ 5,357,968     1.92%
Terex Corp. (a)                                           63,300    $ 2,725,065     0.98%
                                                                    -----------     ----
TOTAL MACHINERY                                                     $18,676,110     6.71%
                                                                    -----------     ----

MEDIA
McGraw-Hill Cos., Inc. (The)                              18,300    $ 1,656,150     0.59%
Omnicom Group, Inc.                                       32,400    $ 2,750,436     0.99%
                                                                    -----------     ----
TOTAL MEDIA                                                         $ 4,406,586     1.58%
                                                                    -----------     ----

METALS & MINING
Arch Coal, Inc.                                           98,700    $ 3,607,485     1.30%
Peabody Energy Corp.                                      61,000    $ 5,169,750     1.86%
                                                                    -----------     ----
TOTAL METALS & MINING                                               $ 8,777,235     3.16%
                                                                    -----------     ----

MULTILINE RETAIL
Kohl's Corp. (a)                                          99,500    $ 4,677,495     1.68%
Target Corp.                                              67,300    $ 3,416,821     1.23%
                                                                    -----------     ----
TOTAL MULTILINE RETAIL                                              $ 8,094,316     2.91%
                                                                    -----------     ----
OIL & GAS
Newfield Exploration Co. (a)                              45,000    $ 2,754,000     0.99%
                                                                    -----------     ----
TOTAL OIL & GAS                                                     $ 2,754,000     0.99%
                                                                    -----------     ----
PHARMACEUTICALS
Teva Pharmaceutical Industries Ltd. (b)                   83,900    $ 2,410,447     0.87%
                                                                    -----------     ----
TOTAL PHARMACEUTICALS                                               $ 2,410,447     0.87%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
REAL ESTATE
St. Joe Co. (The)                                         40,000    $ 2,752,000     0.99%
                                                                    -----------     ----
TOTAL REAL ESTATE                                                   $ 2,752,000     0.99%
                                                                    -----------     ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices, Inc.                                      66,200    $ 2,375,918     0.85%
Intel Corp.                                               85,200    $ 1,912,740     0.69%
KLA-Tencor Corp.                                          31,400    $ 1,452,250     0.52%
Maxim Integrated Products, Inc.                           36,200    $ 1,412,162     0.51%
Texas Instruments, Inc.                                   91,900    $ 2,132,999     0.77%
                                                                    -----------     ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                      $ 9,286,069     3.34%
                                                                    -----------     ----

SOFTWARE
Autodesk, Inc.                                            52,300    $ 1,536,051     0.55%
Electronic Arts, Inc. (a)                                 23,600    $ 1,518,424     0.55%
FactSet Research Systems, Inc.                            65,700    $ 3,508,380     1.26%
Microsoft Corp.                                           57,400    $ 1,508,472     0.54%
Symantec Corp. (a)                                       203,800    $ 4,758,730     1.71%
                                                                    -----------     ----
TOTAL SOFTWARE                                                      $12,830,057     4.61%
                                                                    -----------     ----

SPECIALTY RETAIL
Advanced Auto Parts, Inc. (a)                             46,200    $ 1,991,220     0.71%
Bed Bath & Beyond, Inc. (a)                              120,000    $ 4,834,800     1.74%
Best Buy Co., Inc.                                        59,100    $ 3,178,989     1.14%
Chico's FAS, Inc. (a) (c)                                 76,500    $ 4,030,020     1.45%
Lowe's Cos., Inc.                                         89,300    $ 5,089,207     1.83%
TJX Cos., Inc. (The)                                     134,600    $ 3,370,384     1.21%
                                                                    -----------     ----
TOTAL SPECIALTY RETAIL                                              $22,494,620     8.08%
                                                                    -----------     ----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                           76,700    $ 4,302,870     1.54%
NIKE, Inc.                                                18,900    $ 1,637,307     0.59%
                                                                    -----------     ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              $ 5,940,177     2.13%
                                                                    -----------     ----

THRIFTS & MORTGAGE FINANCE
Doral Financial Corp.                                     25,800    $ 1,115,850     0.40%
IndyMac Bancorp, Inc.                                     65,400    $ 2,417,184     0.87%
                                                                    -----------     ----
TOTAL THRIFTS & MORTGAGE FINANCE                                    $ 3,533,034     1.27%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL COMMON STOCK                                                 $277,728,003     99.77%
                                                                   ------------     -----

COMMERCIAL PAPER
UBS Finance (Delaware) LLC                            $1,005,000   $  1,005,000     0.36%
   2.47% due 2/1/05
                                                                   ------------     ----
TOTAL COMMERCIAL PAPER                                             $  1,005,000     0.36%
                                                                   ------------     ----

INVESTMENT COMPANY
AIM Institutional Funds Group (d)                        309,715   $    309,715     0.11%
                                                                   ------------     ----
Total Investment Company                                           $    309,715     0.11%
                                                                   ------------     ----

MASTER NOTE
Bank of America Securities LLC                        $  500,000   $    500,000     0.18%
   2.58%, due 2/1/05 (d)
                                                                   ------------     ----
Total Master Note                                                  $    500,000     0.18%
                                                                   ------------     ----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $500,035 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $559,090 and a Market Value
   of $510,018)                                       $  500,000   $    500,000     0.18%
                                                                   ------------     ----

Dresdner Kleinwort Wassertein
   2.57%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $8,000,571 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $8,137,000 and a Market Value
   of $8,400,281)                                     $8,000,000   $  8,000,000     2.87%
                                                                   ------------     ----

Lehman Brothers, Inc.
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $980,069 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $1,111,408 and a Market Value
   of $1,028,921)                                       $980,000   $    980,000     0.35%
                                                                   ------------    -------

Merrill Lynch Pierce Fenner & Smith, Inc.
   2.58%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $500,036 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $491,341 and a Market Value
   of $525,010)                                         $500,000   $    500,000     0.18%
                                                                   ------------     -----

Total Repurchase Agreements                                        $  9,980,000     3.58%
                                                                   ------------     -----

Total Short-Term Investments                                       $ 10,789,715     3.87%
                                                                   ------------     -----

TOTAL INVESTMENTS
   (Cost $231,526,618) (e)                                         $289,522,718    104.00%(f)
Liabilities in Excess of
   Cash and Other Assets                                           ($10,992,265)    -4.00%
                                                                   ------------    ------
NET ASSETS                                                         $278,530,453    100.00%
                                                                   ============    ======

----------
(a)  Non-income producing security.

(b)  ADR-American Depositary Receipt.

(c)  Represents securities out on loan or a portion which is out on loan.

(d) Represents a security or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  The cost for federal Income tax purposes is $232,216,530.

(f) At January 31, 2005 net unrealized appreciation was $57,306,188 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $62,583,335 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,277,147.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY ALL CAP VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                          12,700    $   642,620     0.46%
Northrop Grumman Corp.                                    45,800    $ 2,376,104     1.71%
Raytheon Co.                                              33,700    $ 1,260,380     0.91%
                                                                    -----------     ----
TOTAL AEROSPACE & DEFENSE                                           $ 4,279,104     3.08%
                                                                    -----------     ----

AUTO COMPONENTS
TRW Automotive Holdings Corp. (a)                         89,100    $ 1,773,090     1.28%
                                                                    -----------     ----
TOTAL AUTO COMPONENTS                                               $ 1,773,090     1.28%
                                                                    -----------     ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                          57,200    $ 2,290,288     1.65%
                                                                    -----------     ----
TOTAL BUILDING PRODUCTS                                             $ 2,290,288     1.65%
                                                                    -----------     ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                           22,000    $ 2,372,700     1.71%
Merrill Lynch & Co., Inc.                                 37,700    $ 2,264,639     1.63%
State Street Corp.                                        40,400    $ 1,810,324     1.31%
                                                                    -----------     ----
TOTAL CAPITAL MARKETS                                               $ 6,447,663     4.65%
                                                                    -----------     ----

CHEMICALS
Cambrex Corp.                                             49,500    $ 1,104,345     0.80%
                                                                    -----------     ----
TOTAL CHEMICALS                                                     $ 1,104,345     0.80%
                                                                    -----------     ----

COMMERCIAL BANKS
Bank of America Corp.                                     95,854    $ 4,444,751     3.21%
PNC Financial Services Group, Inc. (The)                  25,200    $ 1,357,524     0.98%
U.S. Bancorp                                              80,400    $ 2,416,020     1.74%
Wachovia Corp.                                            44,500    $ 2,440,825     1.76%
Wells Fargo & Co.                                         25,300    $ 1,550,890     1.12%
                                                                    -----------     ----
TOTAL COMMERCIAL BANKS                                              $12,210,010     8.81%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
COMMERCIAL SERVICES & SUPPLIES
Learning Tree International, Inc. (a)                     37,700     $  522,899     0.38%
                                                                     ----------     ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 $  522,899     0.38%
                                                                     ----------     ----

COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                           143,500     $2,258,690     1.63%
Nokia Corp. (c)                                          163,700     $2,501,336     1.81%
                                                                     ----------     ----
TOTAL COMMUNICATIONS EQUIPMENT                                       $4,760,026     3.44%
                                                                     ----------     ----

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                       71,700     $1,404,603     1.01%
International Business Machines Corp.                     33,600     $3,138,912     2.27%
                                                                     ----------     ----
TOTAL COMPUTERS & PERIPHERALS                                        $4,543,515     3.28%
                                                                     ----------     ----

CONSTRUCTION & ENGINEERING
Insituform Technologies, Inc. (a)                         63,300     $  994,443     0.72%
                                                                     ----------     ----
TOTAL CONSTRUCTION & ENGINEERING                                     $  994,443     0.72%
                                                                     ----------     ----

CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)                                  33,400     $  758,848     0.55%
Smurfit-Stone Container Corp. (a)                         49,000     $  736,960     0.53%
                                                                     ----------     ----
TOTAL CONTAINERS & PACKAGING                                         $1,495,808     1.08%
                                                                     ----------     ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                           82,533     $4,048,244     2.92%
JPMorgan Chase & Co.                                      88,456     $3,302,062     2.38%
                                                                     ----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 $7,350,306     5.30%
                                                                     ----------     ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                              18,400     $1,012,736     0.73%
BellSouth Corp.                                           51,900     $1,361,856     0.98%
Iowa Telecommunication Services, Inc.                     15,000     $  303,750     0.22%
SBC Communications, Inc.                                  65,900     $1,565,784     1.13%
Sprint Corp.                                             153,200     $3,650,756     2.63%
Verizon Communications, Inc.                              55,700     $1,982,363     1.43%
                                                                     ----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         $9,877,245     7.12%
                                                                     ----------     ----

ELECTRIC UTILITIES
FirstEnergy Corp.                                         23,800     $  946,288     0.68%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                    -----------     ----
TOTAL ELECTRIC UTILITIES                                            $   946,288     0.68%
                                                                    -----------     ----

ENERGY EQUIPMENT & SERVICES
ENSCO International, Inc.                                 72,300    $ 2,474,829     1.79%
Pride International, Inc. (a)                            131,400    $ 3,073,446     2.22%
Rowan Cos., Inc. (a)                                     114,700    $ 3,229,952     2.33%
Transocean, Inc. (a)                                      89,000    $ 3,916,000     2.83%
                                                                    -----------     ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $12,694,227     9.17%
                                                                    -----------     ----

FOOD & STAPLES RETAILING
CVS Corp.                                                 49,400    $ 2,289,690     1.65%
Kroger Co. (The) (a)                                     111,500    $ 1,906,650     1.38%
                                                                    -----------     ----
TOTAL FOOD & STAPLES RETAILING                                      $ 4,196,340     3.03%
                                                                    -----------     ----

FOOD PRODUCTS
Cadbury Schwppes PLC (c)                                  72,900    $ 2,646,270     1.91%
General Mills, Inc.                                       59,800    $ 3,168,802     2.29%
Kraft Foods, Inc.                                         40,100    $ 1,362,598     0.98%
                                                                    -----------     ----
TOTAL FOOD PRODUCTS                                                 $ 7,177,670     5.18%
                                                                    -----------     ----

HEALTH CARE PROVIDERS & SERVICES
HCA, Inc.                                                 36,100    $ 1,607,172     1.16%
Universal Health Services, Inc. Class B                   25,100    $ 1,080,304     0.78%
                                                                    -----------     ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $ 2,687,476     1.94%
                                                                    -----------     ----

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                      42,400    $ 2,777,624     2.00%
                                                                    -----------     ----
TOTAL HOUSEHOLD PRODUCTS                                            $ 2,777,624     2.00%
                                                                    -----------     ----

INSURANCE
Allstate Corp. (The)                                      38,600    $ 1,946,984     1.41%
American International Group, Inc.                        17,900    $ 1,186,591     0.86%
Hartford Financial Services Group, Inc. (The)             33,700    $ 2,267,673     1.64%
Prudential Financial, Inc.                                38,300    $ 2,064,753     1.49%
St. Paul Travelers Cos., Inc. (The)                       40,534    $ 1,521,647     1.10%
                                                                    -----------     ----
TOTAL INSURANCE                                                     $ 8,987,648     6.50%
                                                                    -----------     ----

IT SERVICES
Computer Sciences Corp. (a)                               44,100    $ 2,272,032     1.64%
                                                                    -----------     ----
TOTAL IT SERVICES                                                   $ 2,272,032     1.64%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                              65,000     $1,264,250     0.91%
                                                                     ----------     ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                   $1,264,250     0.91%
                                                                     ----------     ----

MACHINERY
Kadant, Inc. (a)                                          22,000     $  424,600     0.31%
Navistar International Corp. (a)                          45,000     $1,751,400     1.26%
                                                                     ----------     ----
TOTAL MACHINERY                                                      $2,176,000     1.57%
                                                                     ----------     ----

MEDIA
Time Warner, Inc. (a)                                     73,300     $1,319,400     0.95%
                                                                     ----------     ----
TOTAL MEDIA                                                          $1,319,400     0.95%
                                                                     ----------     ----

METALS & MINING
Alcoa, Inc.                                               77,772     $2,295,051     1.66%
GrafTech International, Inc. (a) (b)                     122,800     $  999,592     0.72%
                                                                     ----------     ----
TOTAL METALS & MINING                                                $3,294,643     2.38%
                                                                     ----------     ----

OIL & GAS
ChevronTexaco Corp.                                       50,242     $2,733,165     1.97%
ConocoPhillips                                            15,600     $1,447,524     1.04%
Kerr-McGee Corp.                                          25,900     $1,599,325     1.15%
                                                                     ----------     ----
TOTAL OIL & GAS                                                      $5,780,014     4.16%
                                                                     ----------     ----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                             28,700     $1,090,600     0.79%
International Paper Co.                                   19,000     $  743,850     0.54%
                                                                     ----------     ----
TOTAL PAPER & FOREST PRODUCTS                                        $1,834,450     1.33%
                                                                     ----------     ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                  85,500     $2,004,120     1.45%
Pfizer, Inc.                                              85,100     $2,056,015     1.48%
                                                                     ----------     ----
TOTAL PHARMACEUTICALS                                                $4,060,135     2.93%
                                                                     ----------     ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments, Inc.                                   32,500     $  754,325     0.54%
                                                                     ----------     ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                       $  754,325     0.54%
                                                                     ----------     ----

SOFTWARE
BMC Software, Inc. (a)                                   103,900     $1,748,637     1.26%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL SOFTWARE                                                     $  1,748,637     1.26%
                                                                   ------------    -----

SPECIALTY RETAIL
Christopher & Banks Corp.                                 72,300   $  1,284,771     0.93%
Gap, Inc. (The)                                          144,400   $  3,178,244     2.29%
                                                                   ------------    -----
TOTAL SPECIALTY RETAIL                                             $  4,463,015     3.22%
                                                                   ------------    -----

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                     34,000   $  1,352,180     0.98%
Washington Mutual, Inc.                                   40,400   $  1,630,140     1.18%
                                                                   ------------    -----
TOTAL THRIFTS & MORTGAGE FINANCE                                   $  2,982,320     2.16%
                                                                   ------------    -----
TOTAL COMMON STOCK                                                 $129,065,236    93.14%
                                                                   ------------    -----

CONVERTIBLE PREFERRED STOCK
PHARMACEUTICALS
Goldman Sachs Group, Inc. (The) 2.875%
   Series BSKT                                            20,000   $  1,984,620     1.43%
                                                                   ------------    -----
TOTAL PHARMACEUTICALS                                              $  1,984,620     1.43%
                                                                   ------------    -----
TOTAL CONVERTIBLE PREFERRED STOCK                                  $  1,984,620     1.43%
                                                                   ------------    -----

INVESTMENT COMPANIES
PHARMACEUTICALS
Pharmaceutical Holders Trust                               9,500   $    651,035     0.47%
                                                                   ------------    -----
TOTAL PHARMACEUTICALS                                              $    651,035     0.47%
                                                                   ------------    -----
TOTAL INVESTMENT COMPANIES                                         $    651,035     0.47%
                                                                   ------------    -----

TOTAL LONG-TERM INVESTMENTS                                        $131,700,891    95.04%
                                                                   ------------    -----

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
American Express Credit Corp.                         $2,500,000   $  2,499,041     1.80%
   2.30% due 2/7/05
Federal National Mortgage Association                 $  145,000   $    145,000     0.10%
   2.23% due 2/1/05
UBS Finance (Delaware) LLC                            $4,380,000   $  4,380,000     3.16%
   2.47% due 2/1/05
                                                                   ------------    -----
TOTAL COMMERCIAL PAPER                                             $  7,024,041     5.06%
                                                                   ------------    -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
INVESTMENT COMPANY
AIM Institutional Funds Group (d)                      1,080,003   $  1,080,003        0.79%
                                                                   ------------      ------
TOTAL INVESTMENT COMPANY                                           $  1,080,003        0.79%
                                                                   ------------      ------

TOTAL SHORT-TERM INVESTMENTS                                       $  8,104,044        5.85%
                                                                   ------------      ------

TOTAL INVESTMENTS
   (COST $119,750,019) (e)                                         $139,804,935(f)   100.89%
Liabilites in Excess of Cash and Other Assets                      ($ 1,233,847)      (0.89)%
                                                                   ------------      ------
NET ASSETS                                                         $138,571,088      100.00%
                                                                   ============      ======

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR-American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  The cost for federal income tax purposes is $120,711,739.

(f) At January 31, 2005 net unrealized appreciation was $19,093,196 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $21,088,021 and aggregate gross unrealized depreciation for all for all investments on which there was an excess of cost over market value of $1,994,825.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY ASSET MANAGER FUND
COMMON STOCK
AEROSPACE & DEFENSE
AAR Corp.                                                    582     $    6,780     0.00%(b)
Applied Signal Technology, Inc.                              195     $    5,747     0.00%(b)
Armor Holdings, Inc. (a)                                     549     $   24,140     0.01%
Boeing Co. (The)                                          33,621     $1,701,223     0.51%
Cubic Corp.                                                  488     $   11,126     0.00%(b)
Curtiss-Wright Corp.                                         353     $   18,070     0.01%
DRS Technologies, Inc. (a)                                   439     $   17,822     0.01%
EDO Corp.                                                    360     $   11,502     0.00%(b)
Engineered Support Systems, Inc.                             441     $   25,582     0.01%
Esterline Technologies Corp. (a)                             383     $   11,494     0.00%(b)
GenCorp, Inc.                                                799     $   14,845     0.00%(b)
General Dynamics Corp.                                     3,934     $  406,186     0.12%
Honeywell International, Inc.                              3,693     $  132,874     0.04%
Kaman Corp.                                                  413     $    4,894     0.00%(b)
L-3 Communications Holdings, Inc.                          1,258     $   89,834     0.03%
Lockheed Martin Corp.                                      3,009     $  173,950     0.05%
Mercury Computer Systems, Inc. (a)                           386     $   11,954     0.00%(b)
Moog, Inc. Class A (a)                                       441     $   19,179     0.01%
Northrop Grumman Corp.                                     4,956     $  257,117     0.08%
Precision Castparts Corp.                                  5,295     $  372,240     0.11%
Raytheon Co.                                              21,873     $  818,050     0.24%
Rockwell Collins, Inc.                                     1,429     $   61,304     0.02%
Teledyne Technologies, Inc. (a)                              540     $   16,238     0.00%(b)
Triumph Group, Inc. (a)                                      290     $   10,280     0.00%(b)
                                                                     ----------     ----
TOTAL AEROSPACE & DEFENSE                                            $4,222,431     1.25%
                                                                     ----------     ----

AIR FREIGHT & LOGISTICS
C.H. Robinson Worldwide, Inc.                              2,211     $  113,866     0.03%
CNF, Inc.                                                  5,772     $  270,765     0.08%
EGL, Inc. (a)                                                744     $   22,491     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Expeditors International of Washington, Inc.               1,626     $   91,283     0.03%
FedEx Corp.                                                9,575     $  915,848     0.27%
Forward Air Corp. (a)                                        358     $   15,256     0.00%(b)
J.B. Hunt Transport Services, Inc.                         8,368     $  369,195     0.11%
Ryder System, Inc.                                         3,041     $  138,518     0.04%
United Parcel Service, Inc. Class B                        3,704     $  276,614     0.08%
                                                                     ----------     ----
TOTAL AIR FREIGHT & LOGISTICS                                        $2,213,836     0.65%
                                                                     ----------     ----

AIRLINES
Alaska Air Group, Inc. (a)                                 3,030     $   90,264     0.03%
Frontier Airlines, Inc. (a)                                  607     $    5,147     0.00%(b)
Mesa Air Group, Inc. (a)                                     576     $    4,245     0.00%(b)
SkyWest, Inc.                                                970     $   16,703     0.00%(b)
                                                                     ----------     ----
TOTAL AIRLINES                                                       $  116,359     0.03%
                                                                     ----------     ----

AUTO COMPONENTS
ArvinMeritor, Inc.                                         1,493     $   28,427     0.01%
BorgWarner, Inc.                                           5,897     $  316,609     0.09%
Dana Corp.                                                 4,264     $   67,669     0.02%
Delphi Corp.                                              12,631     $   95,870     0.03%
Gentex Corp.                                               1,705     $   57,680     0.02%
Goodyear Tire & Rubber Co. (The)                           2,825     $   43,618     0.01%
Johnson Controls, Inc.                                     2,464     $  145,770     0.04%
Lear Corp. (a)                                             3,546     $  191,484     0.06%
Midas, Inc.                                                  270     $    5,411     0.00%(b)
Standard Motor Products, Inc.                                303     $    3,863     0.00%(b)
Superior Industries International, Inc.                      400     $   10,068     0.00%(b)
Visteon Corp.                                              6,187     $   45,909     0.01%
                                                                     ----------     ----
TOTAL AUTO COMPONENTS                                                $1,012,378     0.29%
                                                                     ----------     ----

AUTOMOBILES
Coachmen Industries, Inc.                                    271     $    4,057     0.00%(b)
Ford Motor Co.                                            87,266     $1,149,294     0.34%
General Motors Corp.                                      15,359     $  565,365     0.17%
Monaco Coach Corp. (a)                                       531     $    9,829     0.00%(b)
Winnebago Industries, Inc.                                   576     $   19,866     0.01%
                                                                     ----------     ----
TOTAL AUTOMOBILES                                                    $1,748,411     0.52%
                                                                     ----------     ----

BEVERAGES
Adolph Coors Co. Class B                                   1,771     $  132,116     0.04%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Coca-Cola Co. (The)                                       11,184     $  464,025     0.14%
Coca-Cola Enterprises, Inc.                               15,572     $  341,806     0.10%
Constellation Brands, Inc.                                 3,644     $  189,197     0.06%
Pepsi Bottling Group, Inc. (The)                          12,065     $  329,979     0.10%
PepsiAmericas, Inc.                                        3,209     $   68,191     0.02%
PepsiCo, Inc.                                              4,868     $  261,411     0.08%
                                                                     ----------     ----
TOTAL BEVERAGES                                                      $1,786,725     0.54%
                                                                     ----------     ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                           23,351     $1,453,366     0.43%
ArQule, Inc. (a)                                             563     $    3,423     0.00%(b)
Biogen Idec, Inc. (a)                                      7,924     $  514,743     0.15%
Cephalon, Inc.                                             3,558     $  175,054     0.05%
Charles River Laboratories International,
   Inc.                                                    2,450     $  116,081     0.03%
Enzo Biochem, Inc. (a)                                       573     $   10,388     0.00%(b)
Gilead Sciences, Inc. (a)                                  3,436     $  113,732     0.03%
IDEXX Laboratories, Inc. (a)                                 529     $   30,687     0.01%
Invitrogen Corp. (a)                                       1,042     $   71,596     0.02%
Millennium Pharmaceuticals, Inc. (a)                       5,578     $   51,374     0.02%
Regeneron Pharmaceuticals, Inc. (a)                          952     $    6,854     0.00%(b)
Savient Pharmaceuticals, Inc. (a)                          1,087     $    3,500     0.00%(b)
Vertex Pharmaceuticals, Inc. (a)                           2,370     $   24,103     0.01%
                                                                     ----------     ----
TOTAL BIOTECHNOLOGY                                                  $2,574,901     0.75%
                                                                     ----------     ----

BUILDING PRODUCTS
Apogee Enterprises, Inc.                                     502     $    6,712     0.00%(b)
ElkCorp                                                      357     $   14,451     0.00%(b)
Griffon Corp. (a)                                            488     $   13,142     0.00%(b)
Lennox International, Inc.                                   987     $   19,701     0.01%
Masco Corp.                                               20,877     $  768,273     0.23%
Simpson Manufacturing Co., Inc. (a)                          794     $   28,504     0.01%
Universal Forest Products, Inc.                              324     $   12,678     0.00%(b)
                                                                     ----------     ----
TOTAL BUILDING PRODUCTS                                              $  863,461     0.25%
                                                                     ----------     ----

CAPITAL MARKETS
A.G. Edwards, Inc.                                         3,331     $  142,101     0.04%
Bank of New York Co., Inc. (The)                          37,123     $1,102,924     0.33%
Bear Stearns Cos., Inc. (The)                              1,671     $  168,871     0.05%
E*TRADE Financial Corp. (a)                               17,654     $  242,743     0.07%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Eaton Vance Corp.                                          9,116     $  228,174     0.07%
Franklin Resources, Inc.                                   4,048     $  274,698     0.08%
Investment Technology Group, Inc. (a)                        697        $13,877     0.00%(b)
Janus Capital Group, Inc.                                 11,452     $  169,832     0.05%
Legg Mason, Inc.                                           5,773     $  445,848     0.13%
Merrill Lynch & Co., Inc.                                 11,474     $  689,243     0.21%
Raymond James Financial, Inc.                              4,423     $  137,865     0.04%
SEI Investments Co.                                        3,619     $  135,206     0.04%
SWS Group, Inc.                                              310     $    6,299     0.00%(b)
T.Rowe Price Group, Inc.                                   1,044     $   62,483     0.02%
                                                                     ----------     ----
TOTAL CAPITAL MARKETS                                                $3,820,164     1.13%
                                                                     ----------     ----

CHEMICALS
Airgas, Inc.                                               1,656     $   38,949     0.01%
Albemarle Corp.                                            1,528     $   53,648     0.02%
Arch Chemicals, Inc.                                         410     $   11,291     0.00%(b)
Cabot Corp.                                                3,147     $  110,145     0.03%
Cambrex Corp.                                                470     $   10,486     0.00%(b)
Crompton Corp.                                             8,707     $  101,437     0.03%
Cytec Industries, Inc.                                     1,162     $   59,262     0.02%
Dow Chemical Co. (The)                                    32,769     $1,628,619     0.49%
E.I. du Pont de Nemours & Co.                             19,090     $  907,920     0.27%
Eastman Chemical Co.                                       3,637     $  196,942     0.06%
FMC Corp. (a)                                              1,660     $   78,334     0.02%
Georgia Gulf Corp.                                           556     $   28,434     0.01%
H.B. Fuller Co.                                              476     $   12,695     0.00%(b)
Headwaters, Inc. (a)                                         561     $   17,840     0.01%
Lyondell Chemical Co.                                     13,225     $  389,079     0.12%
MacDermid, Inc.                                              516     $   16,584     0.00%(b)
Material Sciences Corp. (a)                                  253     $    3,848     0.00%(b)
Monsanto Co.                                              12,535     $  678,521     0.20%
OM Group, Inc.                                               477     $   15,464     0.00%(b)
Omnova Solutions, Inc.                                       714     $    3,549     0.00%(b)
Penford Corp.                                                153     $    2,225     0.00%(b)
PolyOne Corp.                                              1,525     $   13,191     0.00%(b)
PPG Industries, Inc.                                       3,912     $  269,068     0.08%
Praxair, Inc.                                              2,541     $  109,644     0.03%
Quaker Chemical Corp.                                        169     $    3,870     0.00%(b)
RPM International, Inc.                                    2,503     $   44,128     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Schulman (A.), Inc.                                          539     $    9,535     0.00%(b)
Wellman, Inc.                                                570     $    5,985     0.00%(b)
                                                                     ----------     ----
TOTAL CHEMICALS                                                      $4,820,693     1.41%
                                                                     ----------     ----

COMMERCIAL BANKS
Associated Banc-Corp                                       4,540     $  149,956     0.04%
Bank of America Corp.                                     51,995     $2,411,008     0.72%
Bank of Hawaii Corp.                                       1,157     $   55,432     0.02%
BB&T Corp.                                                19,036     $  751,351     0.22%
Boston Private Financial Holdings, Inc.                      455     $   12,668     0.00%(b)
Chittenden Corp.                                             777     $   21,064     0.01%
Colonial BancGroup, Inc. (The)                             8,783     $  177,240     0.05%
Comerica, Inc.                                             1,386     $   80,194     0.02%
Community Bank System, Inc.                                  514     $   12,259     0.00%(b)
Compass Bancshares, Inc.                                   2,670     $  125,036     0.04%
East West Bancorp, Inc.                                      837     $   32,593     0.01%
Fifth Third Bancorp                                       15,148     $  703,927     0.21%
First BanCorp                                                630     $   34,077     0.01%
First Horizon National Corp.                               1,632     $   69,474     0.02%
First Midwest Bancorp, Inc.                                  729     $   25,150     0.01%
First Republic Bank                                          266     $   13,420     0.00%(b)
Gold Banc Corp., Inc.                                        672     $    9,710     0.00%(b)
Hibernia Corp.                                            14,645     $  385,457     0.12%
Hudson United Bancorp                                        706     $   25,952     0.01%
Huntington Bancshares, Inc.                                1,736     $   39,876     0.01%
Irwin Financial Corp.                                        471     $   11,535     0.00%(b)
Nara Bancorp, Inc.                                           390     $    7,781     0.00%(b)
National City Corp.                                       31,702     $1,127,007     0.34%
PrivateBancorp, Inc.                                         354     $   11,576     0.00%(b)
Provident Bankshares Corp.                                   549     $   18,155     0.01%
Regions Financial Corp.                                    3,443     $  110,176     0.03%
Republic Bancorp, Inc.                                     1,172     $   16,724     0.01%
Riggs National Corp.                                         522     $   11,400     0.00%(b)
South Financial Group, Inc. (The)                          1,134     $   34,632     0.01%
Southwest Bancorporation of Texas, Inc.                    1,164     $   23,012     0.01%
Sterling Bancshares, Inc.                                    807     $   11,855     0.00%(b)
SunTrust Banks, Inc.                                       8,005     $  576,520     0.17%
Susquehanna Bancshares, Inc.                                 776     $   19,160     0.01%
TCF Financial Corp.                                        6,114     $  171,864     0.05%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TrustCo Bank Corp. of NY                                   1,270    $    15,862     0.00%(b)
U.S. Bancorp                                              30,982    $   931,008     0.28%
UCBH Holdings, Inc.                                          715    $    31,510     0.01%
Umpqua Holdings Corp.                                        745    $    18,089     0.01%
United Bankshares, Inc.                                      678    $    23,120     0.01%
Unizan Financial Corp.                                     4,984    $   121,709     0.04%
Wachovia Corp.                                             1,959    $   107,450     0.03%
Wells Fargo & Co.                                         24,810    $ 1,520,855     0.46%
Whitney Holding Corp.                                        688    $    31,359     0.01%
Wilmington Trust Corp.                                     5,457    $   189,740     0.06%
Wintrust Financial Corp.                                     341    $    18,919     0.01%
                                                                    -----------     ----
TOTAL COMMERCIAL BANKS                                              $10,296,862     3.08%
                                                                    -----------     ----

COMMERCIAL SERVICES & SUPPLIES
ABM Industries, Inc.                                         828    $    15,152     0.00%(b)
Administaff, Inc. (a)                                        487    $     7,105     0.00%(b)
Allied Waste Industries, Inc. (a)                         12,607    $   104,765     0.03%
Angelica Corp.                                               158    $     4,525     0.00%(b)
Arbitron, Inc. (a)                                           509    $    20,818     0.01%
Bowne & Co., Inc.                                            616    $     9,148     0.00%(b)
Brady Corp.                                                  792    $    22,485     0.01%
Brink's Co. (The)                                          6,460    $   228,747     0.07%
Career Education Corp. (a)                                 4,138    $   166,720     0.05%
CDI Corp.                                                    355    $     7,455     0.00%(b)
Cendant Corp. (a)                                         51,016    $ 1,201,425     0.36%
Central Parking Corp.                                        660    $     9,425     0.00%(b)
Chemed Corp.                                                 204    $    14,611     0.00%(b)
Coinstar, Inc. (a)                                           393    $     9,825     0.00%(b)
Consolidated Graphics, Inc. (a)                              245    $    10,339     0.00%(b)
CPI Corp.                                                    145    $     2,111     0.00%(b)
G&K Services, Inc.                                           347    $    15,473     0.00%(b)
H&R Block, Inc.                                              667    $    32,223     0.01%
Heidrick & Struggles International, Inc. (a)                 334    $    11,039     0.00%(b)
Imagistics International, Inc. (a)                           276    $     9,453     0.00%(b)
Insurance Auto Auctions, Inc. (a)                            206    $     4,538     0.00%(b)
Ionics, Inc. (a)                                             385    $    16,886     0.01%
John H. Harland Co.                                          473    $    17,217     0.01%
Korn/Ferry International (a)                               1,974    $    38,948     0.01%
Labor Ready, Inc. (a)                                        735    $    11,642     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Mobile Mini, Inc. (a)                                        261     $    8,929     0.00%(b)
NCO Group, Inc. (a)                                          530     $   12,073     0.00%(b)
On Assignment, Inc. (a)                                      450     $    2,475     0.00%(b)
Pitney Bowes, Inc.                                         1,797     $   80,398     0.02%
Pre-Paid Legal Services, Inc. (a)                            275     $   10,208     0.00%(b)
PRG-Schultz International, Inc.                            1,125     $    6,244     0.00%(b)
Republic Services, Inc.                                    5,206     $  171,642     0.05%
School Specialty, Inc. (a)                                   377     $   14,661     0.00%(b)
Sotheby's Holdings, Inc. (a)                               3,563     $   63,920     0.02%
SOURCECORP, Inc. (a)                                         295     $    5,310     0.00%(b)
Spherion Corp. (a)                                         1,089     $    8,494     0.00%(b)
Standard Register Co. (The)                                  517     $    6,457     0.00%(b)
Tetra Tech, Inc. (a)                                         912     $   13,525     0.00%(b)
United Rentals, Inc. (a)                                   8,686     $  147,749     0.04%
United Stationers, Inc.                                      520     $   22,573     0.01%
Vertrue, Inc. (a)                                            176     $    6,604     0.00%(b)
Viad Corp.                                                   377     $   10,468     0.00%(b)
Volt Information Sciences, Inc. (a)                          278     $    8,879     0.00%(b)
Waste Connections, Inc. (a)                                  754     $   23,721     0.01%
Waste Management, Inc.                                     8,570     $  248,530     0.07%
Watson Wyatt & Co. Holdings (a)                              542     $   14,222     0.00%(b)
                                                                     ----------     ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 $2,879,157     0.79%
                                                                     ----------     ----

COMMUNICATIONS EQUIPMENT
3Com Corp. (a)                                             7,766     $   28,501     0.01%
Adaptec, Inc. (a)                                          1,826     $   10,956     0.00%(b)
ADTRAN, Inc.                                               3,411     $   61,091     0.02%
Audiovox Corp. (a)                                           419     $    6,872     0.00%(b)
Bel Fuse, Inc.                                               201     $    6,671     0.00%(b)
Belden CDT, Inc.                                             780     $   15,842     0.00%(b)
Black Box Corp.                                              301     $   14,006     0.00%(b)
Brooktrout, Inc.                                             220     $    2,539     0.00%(b)
C-COR, Inc.                                                  665     $    5,300     0.00%(b)
Cisco Systems, Inc.                                      135,613     $2,446,458     0.73%
CommScope, Inc. (a)                                        2,435     $   36,598     0.01%
Comverse Technology, Inc. (a)                              1,853     $   41,414     0.01%
Corning, Inc.                                             11,816     $  129,267     0.04%
Digi International, Inc.                                     361     $    5,375     0.00%(b)
Harmonic, Inc.                                             1,242     $   14,159     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Harris Corp.                                               6,355     $  411,612     0.12%
Inter-Tel, Inc.                                              457     $   12,106     0.00%(b)
Lucent Technologies, Inc.                                 27,459     $   89,516     0.03%
Motorola, Inc.                                            99,267     $1,562,463     0.47%
Network Equipment Technology, Inc.                           411     $    3,226     0.00%(b)
PC-Tel, Inc. (a)                                             363     $    2,795     0.00%(b)
QLogic Corp. (a)                                             749     $   28,672     0.01%
QUALCOMM, Inc.                                            26,921     $1,002,538     0.30%
Symmertricom, Inc. (a)                                       770     $    7,493     0.00%(b)
Tellabs, Inc. (a)                                          5,720     $   40,726     0.01%
Tollgrade Communications, Inc. (a)                           243     $    2,498     0.00%(b)
ViaSat, Inc. (a)                                             479     $   10,663     0.00%(b)
                                                                     ----------     ----
TOTAL COMMUNICATIONS EQUIPMENT                                       $5,999,357     1.76%
                                                                     ----------     ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc.                                      15,535     $1,194,641     0.36%
Avid Technology, Inc. (a)                                    559     $   35,245     0.01%
Dell, Inc. (a)                                            10,172     $  424,782     0.13%
EMC Corp. (a)                                             11,296     $  147,978     0.04%
Hewlett-Packard Co.                                       38,762     $  759,348     0.23%
Hutchinson Technology, Inc. (a)                              434     $   15,320     0.00%(b)
International Business Machines Corp.                     37,438     $3,497,458     1.05%
NCR Corp. (a)                                              6,218     $  212,531     0.06%
Network Appliance, Inc. (a)                                3,943     $  125,546     0.04%
Pinnacle Systems, Inc. (a)                                 1,154     $    4,939     0.00%(b)
SBS Technologies, Inc. (a)                                   261     $    3,401     0.00%(b)
Storage Technology Corp. (a)                              12,444     $  391,861     0.12%
Sun Microsystems, Inc. (a)                               120,137     $  523,797     0.16%
Synaptics, Inc. (a)                                          400     $   14,828     0.00%(b)
                                                                     ----------     ----
TOTAL COMPUTERS & PERIPHERALS                                        $7,351,675     2.20%
                                                                     ----------     ----

CONSTRUCTION & ENGINEERING
Dycom Industries, Inc. (a)                                 1,077     $   29,262     0.01%
EMCOR Group, Inc. (a)                                        274     $   11,771     0.00%(b)
Granite Construction, Inc.                                   333     $    8,292     0.00%(b)
Insituform Technologies, Inc. (a)                            483     $    7,588     0.00%(b)
Quanta Services, Inc. (a)                                  6,857     $   51,290     0.02%
Shaw Group, Inc. (The) (a)                                 1,010     $   16,978     0.01%
URS Corp. (a)                                                684     $   19,296     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                     ----------     ----
TOTAL CONSTRUCTION & ENGINEERING                                     $  144,477     0.05%
                                                                     ----------     ----

CONSTRUCTION MATERIALS

AMCOL International Corp.                                    502     $   10,898     0.00%(b)
Florida Rock Industries, Inc.                                678     $   42,341     0.01%
Martin Marietta Materials, Inc.                            3,986     $  215,324     0.06%
Texas Industries, Inc.                                       356     $   22,620     0.01%
Vulcan Materials Co.                                       2,432     $  137,359     0.04%
                                                                     ----------     ----
TOTAL CONSTRUCTION MATERIALS                                         $  428,542     0.12%
                                                                     ----------     ----

CONSUMER FINANCE
American Express Co.                                       6,683     $  356,538     0.11%
AmeriCredit Corp. (a)                                     15,519     $  380,991     0.11%
Capital One Financial Corp.                               11,504     $  900,532     0.27%
Cash America International, Inc.                             472     $   13,499     0.00%(b)
MBNA Corp.                                                20,470     $  544,093     0.16%
Providian Financial Corp.                                 13,822     $  230,551     0.07%
Rewards Network, Inc. (a)                                    415     $    2,034     0.00%(b)
World Acceptance Corp.                                       300     $    8,949     0.00%(b)
                                                                     ----------     ----
TOTAL CONSUMER FINANCE                                               $2,437,187     0.72%
                                                                     ----------     ----

CONTAINERS & PACKAGING
Aptargroup, Inc.                                             570     $   27,639     0.01%
Ball Corp.                                                 5,358     $  228,896     0.07%
Caraustar Industries, Inc.                                   510     $    6,885     0.00%(b)
Chesapeake Corp.                                             328     $    7,961     0.00%(b)
Longview Fibre Co.                                         5,323     $   82,664     0.02%
Myers Industries, Inc.                                       605     $    7,829     0.00%(b)
Pactiv Corp. (a)                                           2,377     $   52,793     0.02%
Rock-Tenn Co.                                                637     $    8,835     0.00%(b)
Sealed Air Corp. (a)                                       1,982     $  101,676     0.03%
Temple-Inland, Inc.                                        1,283     $   81,599     0.02%
                                                                     ----------     ----
TOTAL CONTAINERS & PACKAGING                                         $  606,777     0.17%
                                                                     ----------     ----

DISTRIBUTORS
ADESA Corp.                                                4,079     $   84,313     0.03%
Advanced Marketing Services, Inc.                            341     $    3,154     0.00%(b)
Genuine Parts Co.                                          1,366     $   57,823     0.02%
                                                                     ----------     ----
TOTAL DISTRIBUTORS                                                   $  145,290     0.05%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                            3,375     $  136,249     0.04%
Citigroup, Inc. (f)                                       56,525     $2,772,551     0.83%
Financial Federal Corp.                                      291     $   10,040     0.00%(b)
GATX Corp.                                                 5,617     $  167,273     0.05%
JPMorgan Chase & Co.                                      29,674     $1,107,731     0.33%
Moody's Corp.                                              1,195     $  100,117     0.03%
Piper Jaffray Cos., Inc. (a)                                 324     $   12,824     0.00%(b)
Principal Financial Group, Inc.                            9,977     $  404,867     0.12%
                                                                     ----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 $4,711,652     1.40%
                                                                     ----------     ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                               3,130     $  172,276     0.05%
AT&T Corp.                                                37,890     $  727,110     0.22%
BellSouth Corp.                                           13,560     $  355,814     0.11%
CenturyTel, Inc.                                           3,228     $  105,233     0.03%
Cincinnati Bell, Inc.                                     21,782     $   92,572     0.03%
Citizens Communications Co.                               12,946     $  174,642     0.05%
Commonwealth Telephone Enterprises, Inc.                     371     $   17,749     0.01%
General Communication, Inc. (a)                            1,023     $   10,209     0.00%(b)
Qwest Communications International, Inc.                  74,595     $  313,300     0.09%
SBC Communications, Inc.                                  82,766     $1,966,521     0.59%
Verizon Communications, Inc.                              66,449     $2,364,918     0.71%
                                                                     ----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         $6,300,344     1.89%
                                                                     ----------     ----

ELECTRIC UTILITIES
Allegheny Energy, Inc.                                     6,390     $  123,584     0.04%
Alliant Energy Corp.                                       6,780     $  186,451     0.06%
American Electric Power Co., Inc.                         15,676     $  552,579     0.17%
CenterPoint Energy, Inc.                                   7,164     $   80,595     0.02%
Central Vermont Public Service Corp.                         213     $    4,920     0.00%(b)
CH Energy Group, Inc.                                        262     $   12,393     0.00%(b)
Cleco Corp.                                                  784     $   15,468     0.00%(b)
DPL, Inc.                                                  5,786     $  150,378     0.04%
DTE Energy Co.                                             1,422     $   62,298     0.02%
Duquesne Light Holdings, Inc.                              2,870     $   53,268     0.02%
Edison International                                      15,394     $  499,842     0.15%
El Paso Electric Co. (a)                                     801     $   15,571     0.00%(b)
Entergy Corp.                                              1,806     $  125,553     0.04%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
FirstEnergy Corp.                                          1,814     $   72,124     0.02%
FPL Group, Inc.                                            2,937     $  225,091     0.07%
Green Mountain Power Corp.                                   119     $    3,451     0.00%(b)
IDACORP, Inc.                                              4,438     $  134,429     0.04%
Northeast Utilities                                       14,523     $  271,580     0.08%
NSTAR                                                      1,180     $   66,410     0.02%
OGE Energy Corp.                                           4,832     $  126,357     0.04%
Pinnacle West Capital Corp.                                4,348     $  181,312     0.05%
PNM Resources, Inc.                                        5,887     $  148,530     0.04%
PPL Corp.                                                  2,859     $  154,386     0.05%
Progress Energy, Inc.                                      2,835     $  125,449     0.04%
Public Service Enterprise Group, Inc.                     27,354     $1,442,924     0.43%
Puget Energy, Inc.                                         3,546     $   85,175     0.03%
TECO Energy, Inc.                                          1,617     $   25,888     0.01%
TXU Corp.                                                 12,914     $  893,649     0.27%
UIL Holdings Corp.                                           242     $   11,943     0.00%(b)
UniSource Energy Corp.                                       570     $   17,385     0.01%
Wisconsin Energy Corp.                                     2,180     $   74,512     0.02%
Xcel Energy, Inc.                                          9,519     $  173,151     0.05%
                                                                     ----------     ----
TOTAL ELECTRIC UTILITIES                                             $6,116,646     1.83%
                                                                     ----------     ----

ELECTRICAL EQUIPMENT
A.O. Smith Corp.                                             495     $   13,420     0.00%(b)
Acuity Brands, Inc.                                          709     $   19,476     0.01%
AMETEK, Inc.                                               4,490     $  171,518     0.05%
Baldor Electric Co.                                          548     $   15,360     0.00%(b)
C&D Technologies, Inc.                                       467     $    7,094     0.00%(b)
Cooper Industries, Ltd.                                      767     $   53,306     0.02%
Emerson Electric Co.                                      10,036     $  674,821     0.20%
Hubbell, Inc.                                              1,904     $   88,840     0.03%
Intermagnetics General Corp. (a)                             454     $   11,482     0.00%(b)
MagneTek, Inc.                                               421     $    2,555     0.00%(b)
Regal-Beloit Corp.                                           407     $   12,267     0.00%(b)
Rockwell Automation, Inc.                                  7,386     $  418,418     0.13%
Roper Industries, Inc.                                       673     $   39,074     0.01%
Thomas & Betts Corp. (a)                                   6,119     $  178,735     0.05%
Vicor Corp. (a)                                              764     $   10,658     0.00%(b)
Woodward Governor Co.                                        203     $   14,460     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                     ----------     ----
TOTAL ELECTRICAL EQUIPMENT                                           $1,731,484     0.50%
                                                                     ----------     ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Aeroflex, Inc.                                             1,205     $   11,592     0.00%(b)
Agilysys, Inc.                                               587     $    9,897     0.00%(b)
Anixter International, Inc. (a)                              608     $   20,325     0.01%
Artesyn Technologies, Inc. (a)                               707     $    7,197     0.00%(b)
BEI Technologies, Inc.                                       260     $    7,329     0.00%(b)
Bell Microproducts, Inc.                                     474     $    3,844     0.00%(b)
Benchmark Electronics, Inc. (a)                              681     $   21,772     0.01%
Checkpoint Systems, Inc. (a)                                 599     $    9,320     0.00%(b)
Cognex Corp.                                                 735     $   19,191     0.01%
Coherent, Inc. (a)                                           505     $   15,150     0.00%(b)
CTS Corp.                                                    632     $    8,412     0.00%(b)
Daktronics, Inc. (a)                                         300     $    7,476     0.00%(b)
Electro Scientific Industries, Inc. (a)                      509     $    8,994     0.00%(b)
FLIR Systems, Inc. (a)                                       562     $   34,254     0.01%
Global Imaging Systems, Inc. (a)                             392     $   14,030     0.00%(b)
Itron, Inc. (a)                                              374     $    8,621     0.00%(b)
Keithley Instruments, Inc.                                   271     $    4,623     0.00%(b)
Littelfuse, Inc. (a)                                         371     $   11,809     0.00%(b)
Methode Electronics, Inc.                                    651     $    8,157     0.00%(b)
MTS Systems Corp.                                            321     $   11,437     0.00%(b)
Park Electrochemical Corp.                                   361     $    7,058     0.00%(b)
Paxar Corp. (a)                                              660     $   15,741     0.00%(b)
PerkinElmer, Inc.                                          6,062     $  139,366     0.04%
Photon Dynamics, Inc. (a)                                    295     $    6,369     0.00%(b)
Planar Systems, Inc. (a)                                     261     $    2,367     0.00%(b)
RadiSys Corp. (a)                                            326     $    5,689     0.00%(b)
Rogers Corp. (a)                                             295     $   12,543     0.00%(b)
ScanSource, Inc.                                             222     $   14,268     0.00%(b)
Tech Data Corp. (a)                                        2,172     $   91,290     0.03%
Technitrol, Inc. (a)                                         679     $   12,045     0.00%(b)
Tektronix, Inc.                                              189     $    5,447     0.00%(b)
Thermo Electron Corp. (a)                                  3,490     $  104,491     0.03%
Trimble Navigation Ltd. (a)                                  832     $   29,586     0.01%
Varian, Inc. (a)                                           1,328     $   53,026     0.02%
Veeco Instruments, Inc. (a)                                  535     $    9,357     0.00%(b)
Vishay Intertechnology, Inc. (a)                           8,545     $  111,683     0.03%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Waters Corp.                                                 927     $   45,498     0.01%
X-Rite, Inc.                                                 367     $    5,589     0.00%(b)
                                                                     ----------     ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             $  914,843     0.21%
                                                                     ----------     ----

ENERGY EQUIPMENT & SERVICES
Atwood Oceanics, Inc. (a)                                    253     $   15,433     0.00%(b)
Cal Dive International, Inc. (a)                             643     $   28,099     0.01%
CARBO Ceramics, Inc.                                         266     $   19,059     0.01%
Dril-Quip, Inc. (a)                                          316     $    9,085     0.00%(b)
ENSCO International, Inc.                                  2,719     $   93,071     0.03%
FMC Technologies, Inc. (a)                                 1,523     $   46,650     0.01%
Grant Prideco, Inc.                                        1,670     $   32,732     0.01%
Halliburton Co.                                           10,802     $  444,286     0.13%
Hanover Compressor Co. (a)                                 5,126     $   72,685     0.02%
Helmerich & Payne, Inc.                                    1,494     $   56,623     0.02%
Hydril (a)                                                   383     $   19,150     0.01%
Input/Output, Inc. (a)                                     1,231     $    7,755     0.00%(b)
Lone Star Technologies, Inc. (a)                             482     $   19,661     0.01%
Maverick Tube Corp. (a)                                      716     $   24,387     0.01%
Oceaneering International, Inc. (a)                          442     $   16,845     0.01%
Offshore Logistics, Inc. (a)                                 380     $   12,126     0.00%(b)
Pride International, Inc. (a)                              3,785     $   88,531     0.03%
SEACOR Holdings, Inc. (a)                                    312     $   17,469     0.01%
Smith International, Inc.                                  1,473     $   87,202     0.03%
TETRA Technologies, Inc. (a)                                 395     $   11,020     0.00%
Tidewater, Inc.                                            1,305     $   50,582     0.02%
Transocean, Inc.                                           5,350     $  235,400     0.07%
Unit Corp. (a)                                               770     $   28,136     0.01%
Varco International, Inc.                                  2,259     $   69,148     0.02%
Veritas DGC, Inc. (a)                                        556     $   13,894     0.00%(b)
Weatherford International Ltd.                             3,766     $  204,380     0.06%
W-H Energy Services, Inc. (a)                                498     $   11,255     0.00%(b)
                                                                     ----------     ----
TOTAL ENERGY EQUIPMENT & SERVICES                                    $1,734,664     0.53%
                                                                     ----------     ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                         11,702     $  267,742     0.08%
BJ's Wholesale Club, Inc. (a)                              6,250     $  178,813     0.05%
Casey's General Stores, Inc.                                 842     $   14,836     0.00%(b)
Costco Wholesale Corp. (a)                                15,903     $  751,734     0.22%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Great Atlantic & Pacific Tea Co., Inc.
   (The)(a)                                                  704     $    6,378     0.00%(b)
Kroger Co. (The) (a)                                      35,128     $  600,689     0.18%
Longs Drug Stores Corp.                                      600     $   15,756     0.00%(b)
Nash Finch Co.                                               214     $    8,923     0.00%(b)
Performance Food Group Co. (a)                               781     $   21,251     0.01%
Ruddick Corp.                                              1,358     $   28,654     0.01%
Safeway, Inc. (a)                                         21,215     $  399,903     0.12%
SUPERVALU, Inc.                                            6,482     $  204,897     0.06%
United Natural Foods, Inc. (a)                               656     $   20,736     0.01%
Wal-Mart Stores, Inc. (a)(f)                              45,254     $2,371,310     0.71%
                                                                     ----------     ----
TOTAL FOOD & STAPLES RETAILING                                       $4,891,622     1.45%
                                                                     ----------     ----

FOOD PRODUCTS
American Italian Pasta Co. (a)                               327     $    8,862     0.00%(b)
Archer-Daniels-Midland Co.                                10,196     $  246,743     0.07%
ConAgra Foods, Inc.                                        4,105     $  121,098     0.04%
Corn Products International, Inc.                          1,142     $   33,529     0.01%
Delta and Pine Land Co.                                      650     $   19,136     0.01%
Flowers Foods, Inc.                                          738     $   22,516     0.01%
Hain Celestial Group, Inc. (a)                               622     $   12,515     0.00%(b)
Hershey Foods Corp.                                        1,988     $  116,278     0.03%
J&J Snack Foods Corp. (a)                                    159     $    7,672     0.00%(b)
Lance, Inc.                                                  532     $    9,220     0.00%(b)
Ralcorp Holdings, Inc. (a)                                   492     $   21,648     0.01%
Sanderson Farms, Inc.                                        334     $   14,599     0.00%(b)
Sara Lee Corp.                                            31,229     $  733,258     0.22%
Sensient Technologies Corp.                                1,746     $   39,722     0.01%
Tyson Foods, Inc.                                         24,240     $  416,199     0.12%
                                                                     ----------     ----
TOTAL FOOD PRODUCTS                                                  $1,822,995     0.53%
                                                                     ----------     ----

GAS UTILITIES
Atmos Energy Corp.                                         1,199     $   33,213     0.01%
Cascade Natural Gas Corp.                                    199     $    4,068     0.00%(b)
KeySpan Corp.                                              6,384     $  251,977     0.08%
Laclede Group, Inc. (The)                                    349     $   10,575     0.00%(b)
New Jersey Resources Corp.                                   459     $   20,127     0.01%
Nicor, Inc.                                                2,197     $   81,113     0.02%
NiSource, Inc.                                             7,778     $  178,116     0.05%
Northwest Natural Gas Co.                                    470     $   15,956     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Peoples Energy Corp.                                         305       $ 13,063     0.00%(b)
Piedmont Natural Gas Co., Inc.                             1,268       $ 29,456     0.01%
Sempra Energy                                              3,429       $127,628     0.04%
Southern Union Co. (a)                                     1,363       $ 31,785     0.01%
Southwest Gas Corp.                                          618       $ 15,679     0.00%(b)
Southwestern Energy Co. (a)                                  607       $ 31,140     0.01%
UGI Corp.                                                    801       $ 33,378     0.01%
WGL Holdings, Inc.                                         3,299       $100,157     0.03%
                                                                       --------     ----
TOTAL GAS UTILITIES                                                    $977,431     0.28%
                                                                       --------     ----

HEALTH CARE EQUIPMENT & SUPPLIES
Advanced Medical Optics, Inc. (a)                            610       $ 26,040     0.01%
American Medical Systems Holdings, Inc. (a)                  561       $ 22,030     0.01%
Analogic Corp.                                               245       $ 10,047     0.00%(b)
Applera Corp.-Applied Biosystems Group (a)                 5,739       $115,067     0.03%
ArthroCare Corp. (a)                                         377       $ 11,216     0.00%(b)
Bausch & Lomb, Inc.                                        1,375       $100,223     0.03%
Baxter International, Inc.                                 1,363       $ 46,015     0.01%
Becton, Dickinson & Co.                                    9,890       $560,269     0.17%
BioLase Technology, Inc. (a)                                 406       $  4,109     0.00%(b)
Biomet, Inc.                                                 945       $ 40,144     0.01%
Biosite, Inc. (a)                                            283       $ 16,414     0.00%(b)
C.R. Bard, Inc.                                            1,216       $ 82,445     0.02%
CONMED Corp. (a)                                             530       $ 15,396     0.00%(b)
Cooper Cos., Inc. (The)                                      514       $ 39,424     0.01%
Cyberonics, Inc. (a)                                         400       $ 10,068     0.00%(b)
Cytyc Corp. (a)                                            3,307       $ 82,840     0.02%
Datascope Corp.                                              270       $ 10,676     0.00%(b)
DENTSPLY International, Inc.                               5,501       $308,442     0.09%
Diagnostic Products Corp.                                    491       $ 24,928     0.01%
DJ Orthopedics, Inc.                                         400       $  9,660     0.00%(b)
Edwards Lifesciences Corp.                                 1,758       $ 71,550     0.02%
Fisher Scientific International, Inc.                        351       $ 22,166     0.01%
Haemonetics Corp. (a)                                        440       $ 17,102     0.01%
Hologic, Inc. (a)                                            362       $ 12,923     0.00%(b)
ICU Medical, Inc. (a)                                        247       $  6,506     0.00%(b)
Immucor, Inc. (a)                                            744       $ 22,774     0.01%
Integra LifeSciences Holdings (a)                            488       $ 18,388     0.01%
Invacare Corp.                                               529       $ 24,620     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Kensey Nash Corp.                                            191     $    6,167     0.00%(b)
Mentor Corp. (a)                                             711     $   22,261     0.01%
Merit Medical Systems, Inc. (a)                              439     $    6,225     0.00%(b)
Osteotech, Inc. (a)                                          306     $    1,248     0.00%(b)
PolyMedica Corp.                                             454     $   16,993     0.01%
Possis Medical, Inc. (a)                                     325     $    3,734     0.00%(b)
Resmed, Inc. (a)                                             570     $   29,241     0.01%
Respironics, Inc. (a)                                        590     $   34,161     0.01%
Sola International, Inc. (a)                                 545     $   15,048     0.00%(b)
STERIS Corp.                                               2,035     $   48,271     0.01%
SurModics, Inc. (a)                                          319     $    9,369     0.00%(b)
Sybron Dental Specialties, Inc. (a)                          642     $   24,242     0.01%
Theragenics Corp. (a)                                        535     $    2,135     0.00%(b)
Varian Medical Systems, Inc. (a)                           1,101     $   41,541     0.01%
Viasys Healthcare, Inc. (a)                                  549     $   10,041     0.00%(b)
Vital Signs, Inc.                                            236     $    9,478     0.00%(b)
Wilson Greatbatch Technologies, Inc. (a)                     387     $    6,889     0.00%(b)
                                                                     ----------     ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               $2,018,526     0.56%
                                                                     ----------     ----

HEALTH CARE PROVIDERS & SERVICES
Accredo Health, Inc. (a)                                     816     $   24,301     0.01%
Aetna, Inc.                                                7,222     $  917,555     0.27%
Amedisys, Inc.                                               232     $    6,983     0.00%(b)
American Healthways, Inc. (a)                                560     $   17,461     0.01%
AMERIGROUP Corp. (a)                                         786     $   32,313     0.01%
AmerisourceBergen Corp.                                    5,256     $  306,321     0.09%
AmSurg Corp. (a)                                             467     $   12,333     0.00%(b)
Apria Healthcare Group, Inc. (a)                           4,347     $  142,582     0.04%
Cardinal Health, Inc.                                     17,050     $  960,256     0.29%
Caremark Rx, Inc. (a)                                     11,994     $  468,966     0.14%
Centene Corp. (a)                                            700     $   23,485     0.01%
Cerner Corp. (a)                                             603     $   30,000     0.01%
CIGNA Corp.                                                6,461     $  518,496     0.16%
Covance, Inc. (a)                                          2,844     $  120,868     0.04%
Coventry Health Care, Inc. (a)                             6,281     $  357,397     0.11%
Cross Country Healthcare, Inc.                               588     $    9,737     0.00%(b)
Cryolife, Inc. (a)                                           472     $    3,880     0.00%(b)
Curative Health Services, Inc. (a)                           227     $    1,112     0.00%(b)
Dendrite International, Inc. (a)                             739     $   13,369     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Gentiva Health Services, Inc.                                412     $    6,551     0.00%(b)
HCA, Inc.                                                 13,982     $  622,479     0.19%
Hooper Holmes, Inc.                                        1,184     $    5,980     0.00%(b)
Humana, Inc. (a)                                           2,589     $   88,725     0.03%
LabOne, Inc.                                                 300     $   10,065     0.00%(b)
Laboratory Corp. of America Holdings (a)                     349     $   16,700     0.00%(b)
LCA-Vision, Inc.                                             350     $    9,328     0.00%(b)
Lincare Holdings, Inc. (a)                                10,679     $  443,180     0.13%
Manor Care, Inc.                                           1,384     $   47,818     0.01%
McKesson Corp.                                            16,678     $  575,224     0.17%
NDC Health Corp.                                             638     $    9,927     0.00%(b)
OCA, Inc.                                                    918     $    5,086     0.00%(b)
Odyssey Healthcare, Inc. (a)                                 657     $    7,635     0.00%(b)
Owens & Minor, Inc.                                          668     $   19,071     0.01%
PacifiCare Health Systems, Inc. (a)                        7,371     $  453,537     0.14%
PAREXEL International Corp. (a)                              469     $   11,125     0.00%(b)
Pediatrix Medical Group, Inc. (a)                            350     $   23,376     0.01%
Pharmaceutical Product Development, Inc. (a)                 902     $   37,388     0.01%
Priority Healthcare Corp. (a)                                726     $   16,742     0.01%
Province Healthcare Co. (a)                                  827     $   18,723     0.01%
RehabCare Group, Inc. (a)                                    294     $    7,944     0.00%(b)
SFBC International, Inc. (a)                                 231     $    9,058     0.00%(b)
Sierra Health Services, Inc. (a)                             446     $   24,499     0.01%
Sunrise Senior Living, Inc. (a)                              345     $   15,811     0.00%(b)
Tenet Healthcare Corp. (a)                                14,485     $  143,836     0.04%
Triad Hospitals, Inc. (a)                                  4,651     $  189,249     0.06%
United Surgical Partners International, Inc. (a)             467     $   18,395     0.01%
UnitedHealth Group, Inc.                                  17,836     $1,585,620     0.47%
Universal Health Services, Inc. Class B (a)                1,701     $   73,210     0.02%
WellPoint, Inc. (a)                                        1,043     $  126,724     0.04%
                                                                     ----------     ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                               $8,590,421     2.56%
                                                                     ----------     ----

HOTELS, RESTAURANTS & LEISURE
Argosy Gaming Co. (a)                                        500     $   23,095     0.01%
Aztar Corp. (a)                                              585     $   18,855     0.01%
Bally Total Fitness Holding Corp. (a)                        621     $    2,465     0.00%(b)
Boyd Gaming Corp.                                          1,926     $   76,655     0.02%
Brinker International, Inc. (a)                            5,988     $  225,209     0.07%
Caesars Entertainment, Inc. (a)                           29,086     $  562,233     0.17%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Carnival Corp.                                             7,606     $  438,106     0.13%
CBRL Group, Inc.                                           1,409     $   57,924     0.02%
CEC Entertainment, Inc. (a)                                  610     $   23,875     0.01%
Darden Restaurants, Inc.                                   3,800     $  112,328     0.03%
GTECH Holdings Corp.                                       7,805     $  182,480     0.05%
Harrah's Entertainment, Inc.                               1,784     $  112,820     0.03%
Hilton Hotels Corp.                                        9,916     $  220,632     0.07%
IHOP Corp.                                                   360     $   15,527     0.00%(b)
International Game Technology                              1,047     $   32,771     0.01%
Jack In The Box, Inc. (a)                                    614     $   21,233     0.01%
Krispy Kreme Doughnuts, Inc.                               1,799     $   15,795     0.00%(b)
Landry's Restaurants, Inc.                                   459     $   12,944     0.00%(b)
LoneStar Steakhouse & Saloon, Inc.                           379     $   10,422     0.00%(b)
Mandalay Resort Group                                      3,407     $  240,534     0.07%
Marcus Corp. (The)                                           539     $   13,432     0.00%(b)
Marriott International, Inc.                               3,611     $  228,143     0.07%
McDonald's Corp.                                          42,044     $1,361,806     0.41%
Multimedia Games, Inc. (a)                                   500     $    4,405     0.00%(b)
O'Charley's, Inc. (a)                                        380     $    7,005     0.00%(b)
P.F. Chang's China Bistro, Inc. (a)                          434     $   24,126     0.01%
Panera Bread Co. Class A (a)                                 503     $   25,653     0.01%
Papa John's International, Inc. (a)                          280     $    9,008     0.00%(b)
Pinnacle Entertainment, Inc. (a)                             603     $   10,884     0.00%(b)
RARE Hospitality International, Inc. (a)                     564     $   17,766     0.01%
Ruby Tuesday, Inc.                                         1,420     $   36,125     0.01%
Ryan's Restaurant Group, Inc. (a)                            693     $    9,522     0.00%(b)
Shuffle Master, Inc. (a)                                     587     $   17,078     0.01%
Six Flags, Inc. (a)                                        6,219     $   26,617     0.01%
Sonic Corp. (a)                                              988     $   31,458     0.01%
Starbucks Corp.                                            9,638     $  520,452     0.16%
Starwood Hotels & Resorts Worldwide, Inc.                  8,198     $  474,583     0.14%
Steak n Shake Co. (The) (a)                                  494     $    9,737     0.00%(b)
Triarc Cos., Inc. Class B (a)                              1,050     $   15,487     0.00%(b)
WMS Industries, Inc. (a)                                     493     $   15,451     0.00%(b)
Yum! Brands, Inc. (a)                                      2,276     $  105,493     0.03%
                                                                     ----------     ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                  $5,370,134     1.59%
                                                                     ----------     ----

HOUSEHOLD DURABLES
American Greetings Corp. (a)                               7,733     $  186,675     0.06%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Applica, Inc. (a)                                            423     $    2,285     0.00%(b)
Bassett Furniture Industries, Inc.                           207     $    3,902     0.00%(b)
Black & Decker Corp. (The)                                 3,826     $  315,263     0.09%
Champion Enterprises, Inc. (a)                             1,188     $   12,819     0.00%(b)
D.R. Horton, Inc.                                          1,075     $   42,763     0.01%
Department 56, Inc. (a)                                      234     $    3,763     0.00%(b)
Enesco Group, Inc. (a)                                       251     $    1,877     0.00%(b)
Ethan Allen Interiors, Inc.                                  573     $   20,193     0.01%
Fedders Corp.                                                530     $    1,707     0.00%(b)
Fleetwood Enterprises, Inc. (a)                              950     $    8,341     0.00%(b)
Furniture Brands International, Inc.                       4,439     $  105,205     0.03%
Harman International Industries, Inc.                      5,243     $  637,811     0.19%
Interface, Inc. (a)                                          937     $    8,835     0.00%(b)
La-Z-Boy, Inc.                                               910     $   12,685     0.00%(b)
Leggett & Platt, Inc.                                      1,553     $   44,260     0.01%
Lennar Corp.                                               1,206     $   68,102     0.02%
Libbey, Inc.                                                 248     $    5,947     0.00%(b)
M.D.C. Holdings, Inc.                                        663     $   48,266     0.01%
Maytag Corp.                                               3,697     $   58,080     0.02%
Meritage Homes Corp.                                         432     $   27,929     0.01%
National Presto Industries, Inc.                             122     $    5,270     0.00%(b)
Newell Rubbermaid, Inc.                                   12,933     $  278,318     0.08%
NVR, Inc. (a)                                                100     $   79,125     0.02%
Russ Berrie & Co., Inc.                                      377     $    8,844     0.00%(b)
Ryland Group, Inc. (The)                                   1,024     $   66,427     0.02%
Skyline Corp.                                                153     $    6,200     0.00%(b)
Standard Pacific Corp.                                       525     $   34,929     0.01%
Stanley Works (The)                                        1,269     $   60,353     0.02%
Toro Co. (The)                                               380     $   31,635     0.01%
Whirlpool Corp.                                            3,158     $  215,566     0.06%
                                                                     ----------     ----
TOTAL HOUSEHOLD DURABLES                                             $2,403,375     0.68%
                                                                     ----------     ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                           1,226     $   72,849     0.02%
Energizer Holdings, Inc.                                   5,328     $  301,618     0.09%
Kimberly-Clark Corp.                                       6,555     $  429,418     0.13%
Procter & Gamble Co. (The)                                15,960     $  849,550     0.25%
Rayovac Corp.                                                600     $   22,542     0.01%
WD-40 Co.                                                    304     $    9,856     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL HOUSEHOLD PRODUCTS                                             $1,685,833     0.50%
                                                                     ----------     ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                     1,862     $  157,078     0.05%
ALLETE, Inc.                                                 497     $   20,561     0.01%
General Electric Co. (f)                                 146,068     $5,277,437     1.58%
Standex International Corp.                                  219     $    6,312     0.00%(b)
Textron, Inc.                                              6,569     $  472,834     0.14%
Tredegar Corp.                                               639     $   10,831     0.00%(b)
Tyco International Ltd.                                   29,205     $1,055,469     0.32%
                                                                     ----------     ----
TOTAL INDUSTRIAL CONGLOMERATES                                       $7,000,522     2.10%
                                                                     ----------     ----

INSURANCE
ACE, Ltd.                                                 13,536     $  587,462     0.18%
AFLAC, Inc.                                               24,239     $  957,683     0.29%
Ambac Financial Group, Inc. (a)                              181     $   13,915     0.00%(b)
American Financial Group, Inc.                             2,213     $   68,138     0.02%
American International Group, Inc.                        54,082     $3,585,095     1.07%
AmerUs Group Co.                                           3,254     $  145,030     0.04%
Aon Corp.                                                  9,975     $  226,833     0.07%
Brown & Brown, Inc.                                        1,487     $   64,328     0.02%
Chubb Corp. (The)                                          9,103     $  677,992     0.20%
Delphi Financial Group, Inc. Class A                         519     $   23,324     0.01%
Everest Re Group Ltd.                                      5,573     $  484,295     0.14%
Fidelity National Financial, Inc.                          2,437     $  106,789     0.03%
First American Corp.                                       5,962     $  220,474     0.07%
Gallagher (Arthur J.) & Co.                                6,773     $  200,820     0.06%
Hartford Financial Services Group, Inc. (The)             10,529     $  708,497     0.21%
HCC Insurance Holdings, Inc.                               7,461     $  245,243     0.07%
Hilb, Rogal and Hobbs Co.                                    565     $   20,091     0.01%
Horace Mann Educators Corp.                                4,129     $   76,057     0.02%
LandAmerica Financial Group, Inc.                            302     $   15,534     0.00%(b)
Lincoln National Corp.                                     1,390     $   64,135     0.02%
Loews Corp.                                                4,551     $  309,468     0.09%
Marsh & McLennan Cos., Inc.                               12,575     $  408,688     0.12%
MetLife, Inc.                                             35,525     $1,412,119     0.42%
Ohio Casualty Corp. (a)                                    3,762     $   86,489     0.03%
Old Republic International Corp.                           6,598     $  153,073     0.05%
Philadelphia Consolidated Holding Corp.                      369     $   24,748     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Presidential Life Corp.                                      536    $     8,865     0.00%(b)
ProAssurance Corp.                                           500    $    19,125     0.01%
Progressive Corp. (The)                                    4,949    $   413,983     0.12%
Protective Life Corp.                                      7,884    $   324,505     0.10%
Prudential Financial, Inc. (a)                            16,443    $   886,442     0.27%
RLI Corp.                                                    424    $    18,427     0.01%
SAFECO Corp.                                               5,911    $   273,679     0.08%
SCPIE Holdings, Inc.                                         237    $     2,382     0.00%(b)
Selective Insurance Group, Inc.                              463    $    19,988     0.01%
St. Paul Travelers Cos., Inc. (The)                       26,451    $   992,970     0.30%
StanCorp Financial Group, Inc.                             1,696    $   144,160     0.04%
Stewart Information Services Corp. (a)                       301    $    12,133     0.00%(b)
UICI (a)                                                     719    $    22,231     0.01%
UnumProvident Corp.                                       14,114    $   242,337     0.07%
W. R. Berkley Corp.                                        7,612    $   363,093     0.11%
XL Capital Ltd. Class A                                    5,524    $   413,084     0.12%
Zenith National Insurance Corp.                              343    $    16,214     0.00%(b)
                                                                    -----------     ----
TOTAL INSURANCE                                                     $15,059,938     4.50%
                                                                    -----------     ----

INTERNET & CATALOG RETAIL
eBay, Inc.                                                 2,204    $   179,627     0.05%
FindWhat.com                                                 500    $     7,950     0.00%(b)
Insight Enterprises, Inc. (a)                                844    $    16,331     0.00%(b)
J. Jill Group, Inc. (a)                                      350    $     5,061     0.00%(b)
                                                                    -----------     ----
TOTAL INTERNET & CATALOG RETAIL                                     $   208,969     0.05%
                                                                    -----------     ----

INTERNET SOFTWARE & SERVICES
Digital Insight                                              600    $     9,972     0.00%(b)
Internet Security Systems, Inc. (a)                          786    $    17,567     0.01%
j2 Global Communications, Inc. (a)                           418    $    13,577     0.00%(b)
WebEx Communications, Inc. (a)                               764    $    15,356     0.00%(b)
Websense, Inc. (a)                                           401    $    21,534     0.01%
Zix Corp. (a)                                                497    $     1,854     0.00%(b)
                                                                    -----------     ----
TOTAL INTERNET SOFTWARE & SERVICES                                  $    79,860     0.02%
                                                                    -----------     ----

IT SERVICES
Acxiom Corp. (a)                                           9,741    $   224,822     0.07%
Alliance Data Systems Corp.                                4,626    $   200,860     0.06%
BISYS Group, Inc. (The) (a)                                5,266    $    80,938     0.02%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CACI International, Inc. (a)                                 459     $   23,937     0.01%
Carreker Corp. (a)                                           421     $    3,154     0.00%(b)
Certegy, Inc.                                              1,396     $   48,860     0.01%
CheckFree Corp. (a)                                        7,510     $  292,890     0.09%
CIBER, Inc. (a)                                            1,015     $    8,546     0.00%(b)
Cognizant Technology Solutions Corp. (a)                   7,979     $  302,405     0.09%
Computer Sciences Corp.                                    7,549     $  388,924     0.12%
CSG Systems International, Inc. (a)                        1,975     $   35,787     0.01%
eFunds Corp. (a)                                             767     $   17,104     0.01%
Electronic Data Systems Corp.                             22,008     $  471,409     0.14%
First Data Corp.                                             674     $   27,458     0.01%
Global Payments, Inc.                                        636     $   36,436     0.01%
Intrado, Inc. (a)                                            270     $    3,629     0.00%(b)
ManTech International Corp. (a)                              572     $   12,327     0.00%(b)
MAXIMUS, Inc. (a)                                            382     $   11,491     0.00%(b)
Pegasus Solutions, Inc. (a)                                  370     $    4,433     0.00%(b)
Sabre Holdings Corp. Class A                               2,165     $   45,682     0.01%
StarTek, Inc.                                                260     $    6,500     0.00%(b)
Unisys Corp. (a)                                          12,904     $  101,297     0.03%
                                                                     ----------     ----
TOTAL IT SERVICES                                                    $2,348,889     0.69%
                                                                     ----------     ----

LEISURE EQUIPMENT & PRODUCTS
Action Performance Cos., Inc.                                327     $    3,434     0.00%(b)
Arctic Cat, Inc.                                             351     $    8,898     0.00%(b)
Brunswick Corp.                                            1,465     $   67,566     0.02%
Eastman Kodak Co.                                         11,878     $  393,043     0.12%
Hasbro, Inc.                                               6,282     $  123,127     0.04%
JAKKS Pacific, Inc. (a)                                      449     $    9,797     0.00%(b)
K2, Inc. (a)                                                 776     $   10,911     0.00%(b)
Meade Instruments Corp. (a)                                  477     $    1,569     0.00%(b)
Nautilus Group, Inc. (The)                                   545     $   11,407     0.00%(b)
Polaris Industries, Inc.                                     673     $   45,428     0.01%
SCP Pool Corp. (a)                                           820     $   24,370     0.01%
Sturm, Ruger & Co., Inc.                                     492     $    4,226     0.00%(b)
                                                                     ----------     ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                   $  703,776     0.20%
                                                                     ----------     ----

MACHINERY
Albany International Corp.                                   557     $   19,022     0.01%
Astec Industries, Inc. (a)                                   352     $    6,083     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Barnes Group, Inc.                                           412       $ 10,568     0.00%(b)
Briggs & Stratton Corp.                                      852       $ 33,049     0.01%
Ceradyne, Inc. (a)                                           383       $ 12,902     0.00%(b)
CLARCOR, Inc.                                                432       $ 23,531     0.01%
Cummins, Inc.                                              2,125       $165,048     0.05%
CUNO, Inc. (a)                                               282       $ 16,195     0.00%(b)
Deere & Co.                                                1,941       $134,763     0.04%
Dionex Corp. (a)                                             354       $ 20,953     0.01%
Eaton Corp.                                                  411       $ 27,944     0.01%
Flowserve Corp. (a)                                          845       $ 21,083     0.01%
Gardner Denver, Inc. (a)                                     294       $ 11,131     0.00%(b)
Graco, Inc.                                                7,311       $260,637     0.08%
Harsco Corp.                                               2,849       $155,528     0.05%
IDEX Corp.                                                   840       $ 32,382     0.01%
JLG Industries, Inc.                                         786       $ 13,841     0.00%(b)
Kaydon Corp.                                                 470       $ 14,584     0.00%(b)
Kennametal, Inc.                                           1,619       $ 79,233     0.02%
Lindsay Manufacturing Co.                                    205       $  4,658     0.00%(b)
Lydall, Inc. (a)                                             290       $  3,060     0.00%(b)
Manitowoc Co., Inc. (The)                                    445       $ 16,198     0.00%(b)
Milacron, Inc.                                               814       $  2,580     0.00%(b)
Mueller Industries, Inc. (a)                                 575       $ 18,228     0.01%
Nordson Corp.                                              1,067       $ 40,151     0.01%
Oshkosh Truck Corp.                                          562       $ 41,245     0.01%
PACCAR, Inc.                                               6,950       $491,088     0.15%
Parker-Hannifin Corp.                                      2,875       $187,334     0.06%
Pentair, Inc.                                              5,202       $230,552     0.07%
Reliance Steel & Aluminum Co.                                547       $ 20,988     0.01%
Robbins & Myers, Inc.                                        263       $  5,907     0.00%(b)
SPX Corp. (a)                                              3,443       $144,261     0.04%
Stewart & Stevenson Services, Inc.                           522       $ 10,670     0.00%(b)
Tecumseh Products Co.                                      1,667       $ 67,731     0.02%
Thomas Industries, Inc.                                      315       $ 12,282     0.00%(b)
Timken Co. (The)                                           1,419       $ 36,552     0.01%
Valmont Industries, Inc.                                     434       $ 10,516     0.00%(b)
Wabash National Corp. (a)                                    543       $ 13,781     0.00%(b)
Watts Water Technologies, Inc. Class A                       543       $ 17,403     0.01%
Wolverine Tube, Inc. (a)                                     296       $  3,466     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                     ----------     ----
TOTAL MACHINERY                                                      $2,437,128     0.71%
                                                                     ----------     ----

MARINE
Alexander & Baldwin, Inc.                                  1,605     $   73,830     0.02%
Kirby Corp. (a)                                              409     $   18,012     0.01%
                                                                     ----------     ----
TOTAL MARINE                                                         $   91,842     0.03%
                                                                     ----------     ----

MEDIA
4Kids Entertainment, Inc.                                    236     $    4,349     0.00%(b)
Advo, Inc.                                                   512     $   18,813     0.01%
Catalina Marketing Corp.                                   5,532     $  142,172     0.04%
Comcast Corp. Class A (a)                                    222     $    7,146     0.00%(b)
Emmis Communications Corp.                                 1,697     $   29,816     0.01%
McGraw-Hill Cos., Inc. (The)                               1,337     $  120,998     0.04%
Media General, Inc.                                          188     $   12,026     0.00%(b)
Reader's Digest Association, Inc. (The)                    8,879     $  143,130     0.04%
Scholastic Corp.                                           1,156     $   39,594     0.01%
Thomas Nelson, Inc.                                          257     $    5,744     0.00%(b)
Time Warner, Inc.                                         52,231     $  940,158     0.28%
Viacom, Inc. Class B                                       9,804     $  366,081     0.11%
Walt Disney Co. (The)                                     53,864     $1,542,126     0.46%
Washington Post Co. (The) Class B                             55     $   50,298     0.02%
                                                                     ----------     ----
TOTAL MEDIA                                                          $3,422,451     1.02%
                                                                     ----------     ----

METALS & MINING
Aleris International, Inc. (a)                               480     $    8,055     0.00%(b)
Allegheny Technologies, Inc.                                 795     $   19,080     0.01%
Arch Coal, Inc.                                            1,207     $   44,116     0.01%
Brush Engineered Materials, Inc. (a)                         296     $    5,106     0.00%(b)
Carpenter Technology Corp.                                   375     $   22,972     0.01%
Castle (A.M.) & Co. (a)                                      266     $    3,586     0.00%(b)
Century Aluminum Co. (a)                                     502     $   12,510     0.00%(b)
Cleveland-Cliffs, Inc. (a)                                   340     $   22,263     0.01%
Commercial Metals Co.                                        924     $   26,704     0.01%
Massey Energy Co.                                          1,188     $   45,061     0.01%
Nucor Corp.                                                7,547     $  423,841     0.13%
Peabody Energy Corp.                                       5,400     $  457,651     0.14%
Phelps Dodge Corp. (a)                                     4,464     $  429,881     0.13%
Quanex Corp.                                                 396     $   20,877     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
RTI International Metals, Inc. (a)                           372     $    9,077     0.00%(b)
Ryerson Tull, Inc.                                           444     $    5,892     0.00%(b)
Steel Dynamics, Inc. (a)                                   1,768     $   66,830     0.02%
Steel Technologies, Inc.                                     175     $    5,138     0.00%(b)
United States Steel Corp.                                  5,386     $  278,996     0.08%
                                                                     ----------     ----
TOTAL METALS & MINING                                                $1,907,636     0.57%
                                                                     ----------     ----

MULTILINE RETAIL
Dillard's, Inc.                                            3,954     $  103,752     0.03%
Dollar Tree Stores, Inc. (a)                                 887     $   24,153     0.01%
Federated Department Stores, Inc.                          8,342     $  473,825     0.14%
Fred's, Inc.                                                 656     $   10,804     0.00%(b)
J.C. Penney Co., Inc. Holding Co.                          9,425     $  402,636     0.12%
May Department Stores Co. (The)                            2,250     $   76,275     0.02%
Neiman Marcus Group Inc. (The)                               394     $   26,359     0.01%
Saks, Inc. (a)                                             2,281     $   32,458     0.01%
Sears, Roebuck and Co.                                     2,531     $  127,182     0.04%
Shopko Stores, Inc.                                          532     $    9,592     0.00%(b)
Target Corp.                                              33,087     $1,679,827     0.50%
                                                                     ----------     ----
TOTAL MULTILINE RETAIL                                               $2,966,863     0.88%
                                                                     ----------     ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                       30,661     $  430,787     0.13%
Avista Corp.                                                 815     $   14,401     0.00%(b)
Duke Energy Corp.                                         37,563     $1,006,312     0.30%
Dynegy, Inc. Class A (a)                                   4,294     $   19,108     0.01%
El Paso Corp.                                             15,624     $  169,834     0.05%
Energen Corp.                                                581     $   34,070     0.01%
Energy East Corp.                                          8,591     $  225,085     0.07%
Equitable Resources, Inc.                                  1,298     $   74,038     0.02%
MDU Resources Group, Inc.                                  7,697     $  205,819     0.06%
National Fuel Gas Co.                                      6,741     $  190,097     0.06%
ONEOK, Inc.                                               10,910     $  302,206     0.09%
Questar Corp.                                              6,675     $  339,090     0.10%
Sierra Pacific Resources (a)                              13,193     $  129,819     0.04%
Westar Energy, Inc.                                        5,643     $  131,482     0.04%
Williams Cos., Inc. (The)                                 13,499     $  226,919     0.07%
                                                                     ----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                            $3,499,067     1.05%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
OFFICE ELECTRONICS
Gerber Scientific, Inc. (a)                                  396     $    2,859     0.00%(b)
Xerox Corp. (a)                                           42,113     $  668,755     0.20%
                                                                     ----------     ----
TOTAL OFFICE ELECTRONICS                                             $  671,614     0.20%
                                                                     ----------     ----

OIL & GAS
Amerada Hess Corp.                                         1,496     $  129,629     0.04%
Anadarko Petroleum Corp.                                   9,942     $  658,261     0.20%
Apache Corp.                                               1,532     $   83,371     0.02%
Ashland, Inc.                                              1,104     $   67,764     0.02%
Burlington Resources, Inc.                                18,652     $  815,280     0.24%
Cabot Oil & Gas Corp.                                        554     $   26,082     0.01%
ChevronTexaco Corp.                                       31,277     $1,701,469     0.51%
Cimarex Energy Co. (a)                                       699     $   25,338     0.01%
ConocoPhillips                                            19,102     $1,772,475     0.53%
Devon Energy Corp.                                        23,146     $  941,349     0.28%
EOG Resources, Inc.                                        3,781     $  280,740     0.08%
ExxonMobil Corp. (f)                                      93,304     $4,814,486     1.44%
Forest Oil Corp.                                           4,363     $  146,990     0.04%
Frontier Oil Corp.                                           478     $   13,370     0.00%(b)
Kerr-McGee Corp.                                           2,469     $  152,461     0.05%
Marathon Oil Corp.                                        15,382     $  595,744     0.18%
Murphy Oil Corp.                                           3,274     $  292,303     0.09%
Newfield Exploration Co. (a)                               6,028     $  368,914     0.11%
Noble Energy, Inc.                                         5,047     $  298,630     0.09%
Occidental Petroleum Corp.                                 4,300     $  251,034     0.08%
Overseas Shipholding Group, Inc.                           4,407     $  245,954     0.07%
Patina Oil & Gas Corp.                                     1,110     $   40,715     0.01%
Petroleum Development Corp.                                  274     $   10,549     0.00%(b)
Pioneer Natural Resources Co. (a)                          4,130     $  158,551     0.05%
Plains Exploration & Production Co. (a)                    6,934     $  199,560     0.06%
Pogo Producing Co.                                         4,111     $  174,841     0.05%
Remington Oil & Gas Corp. (a)                                489     $   14,303     0.00%(b)
Spinnaker Exploration Co. (a)                                558     $   18,297     0.01%
St. Mary Land & Exploration Co.                              481     $   20,689     0.01%
Stone Energy Corp. (a)                                       443     $   18,960     0.01%
Sunoco, Inc.                                               3,527     $  308,577     0.09%
Swift Energy Co. (a)                                         501     $   15,165     0.00%(b)
Valero Energy Corp.                                       12,124     $  630,811     0.19%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------

Vintage Petroleum, Inc.                                    1,089    $    26,365     0.01%
XTO Energy, Inc.                                          14,667    $   526,692     0.16%
                                                                    -----------     ----
TOTAL OIL & GAS                                                     $15,845,719     4.74%
                                                                    -----------     ----

PAPER & FOREST PRODUCTS
Buckeye Technologies, Inc. (a)                               676    $     8,693     0.00%(b)
Deltic Timber Corp.                                          217    $     8,808     0.00%(b)
Georgia-Pacific Corp.                                     11,483    $   368,604     0.11%
Louisiana-Pacific Corp. (a)                                5,162    $   132,148     0.04%
MeadWestvaco Corp.                                         2,208    $    63,789     0.02%
Neenah Paper, Inc.                                           235    $     7,495     0.00%(b)
Pope & Talbot, Inc.                                          280    $     4,236     0.00%(b)
Potlatch Corp.                                             3,187    $   146,665     0.04%
Rayonier, Inc.                                             4,266    $   189,838     0.06%
Schweitzer-Mauduit International, Inc.                       270    $     9,056     0.00%(b)
Wausau-Mosinee Paper Corp.                                   866    $    12,834     0.00%(b)
Weyerhaeuser Co.                                           5,149    $   321,298     0.10%
                                                                    -----------     ----
TOTAL PAPER & FOREST PRODUCTS                                       $ 1,273,464     0.37%
                                                                    -----------     ----

PERSONAL PRODUCTS
Avon Products, Inc.                                       11,054    $   466,701     0.14%
Gillette Co. (The)                                        36,731    $ 1,862,996     0.56%
Nature's Sunshine Products, Inc.                             238    $     4,772     0.00%(b)
NBTY, Inc. (a)                                             1,132    $    30,994     0.01%
                                                                    -----------     ----
TOTAL PERSONAL PRODUCTS                                             $ 2,365,463     0.71%
                                                                    -----------     ----

PHARMACEUTICALS
Abbott Laboratories                                           43    $     1,936     0.00%(b)
Alpharma, Inc.                                               871    $    13,109     0.00%(b)
Bradley Pharmaceuticals, Inc.                                276    $     3,972     0.00%(b)
Connetics Corp. (a)                                          200    $     4,884     0.00%(b)
Johnson & Johnson                                         57,959    $ 3,749,947     1.12%
King Pharmaceuticals, Inc. (a)                             1,495    $    15,712     0.00%(b)
Lilly (Eli) & Co.                                            373    $    20,232     0.01%
Medicis Pharmaceutical Corp. Class A                         873    $    31,515     0.01%
Merck & Co., Inc.                                         69,114    $ 1,938,647     0.58%
MGI Pharma, Inc. (a)                                       1,115    $    25,300     0.01%
Mylan Laboratories, Inc.                                   2,118    $    35,222     0.01%
Noven Pharmaceuticals, Inc. (a)                              411    $     7,486     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Pfizer, Inc. (f)                                         121,933     $2,945,900     0.88%
Sepracor, Inc. (a)                                         3,580     $  204,705     0.06%
                                                                     ----------     ----
TOTAL PHARMACEUTICALS                                                $8,998,567     2.68%
                                                                     ----------     ----

REAL ESTATE
Acadia Realty Trust                                          406     $    6,520     0.00%(b)
Affordable Residential Communities                           513     $    6,525     0.00%(b)
Alexandria Real Estate Equities, Inc.                        256     $   17,039     0.01%
AMB Property Corp.                                         4,709     $  175,316     0.05%
America First Apartment Investors, Inc.                      129     $    1,548     0.00%(b)
American Financial Realty Trust                            1,446     $   21,762     0.01%
American Land Lease, Inc.                                    111     $    2,577     0.00%(b)
Amli Residential Properties Trust                            332     $    9,668     0.00%(b)
Apartment Investment & Management Co.                      3,535     $  126,907     0.04%
Archstone-Smith Trust                                      4,102     $  140,700     0.04%
Arden Realty, Inc.                                           864     $   29,134     0.01%
Ashford Hospitality Trust                                    326     $    3,273     0.00%(b)
Associated Estates Realty Corp.                              305     $    2,977     0.00%(b)
Avalonbay Communities, Inc.                                  923     $   61,767     0.02%
Bedford Property Investors, Inc.                             216     $    5,424     0.00%(b)
Boston Properties, Inc.                                    1,392     $   80,430     0.02%
Boykin Lodging Co.                                           273     $    2,503     0.00%(b)
Brandywine Realty Trust                                      702     $   19,446     0.01%
BRE Properties, Inc.                                         661     $   24,305     0.01%
Camden Property Trust                                        525     $   23,788     0.01%
Capital Automotive REIT                                    1,193     $   38,976     0.01%
CarrAmerica Realty Corp.                                     717     $   21,761     0.01%
Catellus Development Corp.                                 1,359     $   36,448     0.01%
CBL & Associates Properties, Inc.                            405     $   27,856     0.01%
Cedar Shopping Centers, Inc.                                 257     $    3,549     0.00%(b)
Centerpoint Properties Corp.                                 616     $   26,149     0.01%
Colonial Properties Trust                                    830     $   30,130     0.01%
Commercial Net Lease Realty                                1,516     $   28,424     0.01%
Cornerstone Realty Income Trust, Inc.                        729     $    7,006     0.00%(b)
Corporate Office Properties Trust                            460     $   11,836     0.00%(b)
Correctional Properties Trust                                173     $    4,496     0.00%(b)
Cousins Properties, Inc.                                     646     $   19,567     0.01%
Crescent Real Estate Equity Co.                            1,311     $   21,723     0.01%
CRT Properties, Inc.                                         825     $   18,941     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Developers Diversified Realty Corp.                        1,398       $ 55,571     0.02%
Duke Realty Corp.                                          1,823       $ 56,695     0.02%
EastGroup Properties, Inc.                                   283       $ 10,242     0.00%(b)
Entertainment Properties Trust                               700       $ 29,477     0.01%
Equity Inns, Inc.                                            638       $  6,954     0.00%(b)
Equity Lifestyle Properties, Inc.                            302       $ 10,353     0.00%(b)
Equity Office Properties Trust                             8,301       $232,263     0.07%
Equity One, Inc.                                             932       $ 19,022     0.01%
Equity Residential                                         8,204       $258,754     0.08%
Essex Property Trust, Inc.                                   687       $ 49,429     0.01%
Federal Realty Investment Trust                              680       $ 32,082     0.01%
FelCor Lodging Trust, Inc.                                   784       $ 10,945     0.00%(b)
First Industrial Realty Trust, Inc.                          541       $ 21,164     0.01%
First Potomac Realty Trust                                   187       $  4,011     0.00%(b)
Gables Residential Trust                                     889       $ 29,746     0.01%
General Growth Properties, Inc.                            3,044       $ 96,708     0.03%
Getty Realty Corp.                                           326       $  8,701     0.00%(b)
Glenborough Realty Trust, Inc.                               943       $ 18,162     0.01%
Glimcher Realty Trust                                        468       $ 11,976     0.00%(b)
Government Properties Trust                                  265       $  2,472     0.00%(b)
Health Care Property Investors, Inc.                       1,702       $ 44,183     0.01%
Health Care REIT, Inc.                                       677       $ 22,680     0.01%
Healthcare Realty Trust, Inc.                                618       $ 22,539     0.01%
Heritage Property Investment Trust                           619       $ 18,223     0.01%
Hersha Hospitality Trust                                     200       $  2,202     0.00%(b)
Highland Hospitality Corporation                             527       $  5,718     0.00%(b)
Highwoods Properties, Inc.                                 3,078       $ 75,412     0.02%
Home Properties, Inc.                                        440       $ 17,776     0.01%
Hospitality Properties Trust                                 861       $ 36,722     0.01%
Host Marriot Corp.                                         4,469       $ 71,504     0.02%
HRPT Properties Trust                                      2,339       $ 27,857     0.01%
Innkeepers USA Trust                                         492       $  6,642     0.00%(b)
Investors Real Estate Trust                                  562       $  5,626     0.00%(b)
Kilroy Realty Corp.                                          848       $ 33,140     0.01%
Kimco Realty Corp.                                         1,436       $ 76,079     0.02%
Kramont Realty Trust                                         319       $  7,468     0.00%(b)
LaSalle Hotel Properties                                     386       $ 11,711     0.00%(b)
Lexington Corporate Properties Trust                       1,463       $ 31,308     0.01%
Liberty Property Trust                                     1,117       $ 43,619     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Macerich Co. (The)                                           773       $ 44,223     0.01%
Mack-Cali Realty Corp.                                       799       $ 33,542     0.01%
Maguire Properties, Inc.                                     562       $ 13,291     0.00%(b)
Mid-America Apartment Communities, Inc.                      282       $ 10,665     0.00%(b)
Mills Corp. (The)                                            708       $ 39,599     0.01%
Mission West Properties, Inc.                                282       $  2,924     0.00%(b)
Monmouth Real Estate Investment Corp. Class A                229       $  1,949     0.00%(b)
National Health Realty, Inc.                                 127       $  2,482     0.00%(b)
Nationwide Health Properties, Inc.                           852       $ 18,480     0.01%
New Plan Excel Realty Trust                                1,321       $ 33,382     0.01%
OMEGA Healthcare Investors, Inc.                             650       $  7,293     0.00%(b)
One Liberty Properties, Inc.                                 139       $  2,662     0.00%(b)
Pan Pacific Retail Properties, Inc.                          531       $ 30,740     0.01%
Parkway Properties, Inc.                                     362       $ 16,833     0.01%
Pennsylvania Real Estate Investment Trust                    472       $ 18,889     0.01%
Post Properties, Inc.                                        525       $ 16,632     0.00%(b)
Prentiss Properties Trust                                    587       $ 21,032     0.01%
ProLogis                                                   2,360       $ 90,011     0.03%
PS Business Parks, Inc.                                      288       $ 12,154     0.00%(b)
Public Storage, Inc.                                       1,670       $ 87,691     0.03%
Ramco-Gershenson Properties Trust                            228       $  6,430     0.00%(b)
Realty Income Corp.                                        1,044       $ 24,336     0.01%
Reckson Associates Realty Corp.                            1,038       $ 31,845     0.01%
Regency Centers Corp.                                        801       $ 39,569     0.01%
Saul Centers, Inc.                                           212       $  7,081     0.00%(b)
Senior Housing Properties Trust                              837       $ 13,852     0.00%(b)
Shurgard Storage Centers, Inc.                             1,337       $ 54,684     0.02%
Simon Property Group, Inc.                                 6,433       $381,476     0.11%
Sizeler Property Investors, Inc.                             207       $  2,412     0.00%(b)
SL Green Realty Corp.                                        509       $ 27,094     0.01%
Sovran Self Storage, Inc.                                    457       $ 18,188     0.01%
Summit Properties, Inc.                                      415       $ 12,637     0.00%(b)
Sun Communities, Inc.                                        252       $  9,349     0.00%(b)
Tanger Factory Outlet Centers, Inc.                          334       $  7,882     0.00%(b)
Taubman Centers, Inc.                                        656       $ 17,719     0.01%
Town & Country Trust                                         258       $  6,625     0.00%(b)
Trizec Properties, Inc.                                    2,001       $ 35,438     0.01%
U.S. Restaurant Properties, Inc.                             312       $  5,226     0.00%(b)
United Dominion Realty Trust, Inc.                         4,537       $100,812     0.03%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
United Mobile Homes, Inc.                                    127     $    1,984     0.00%(b)
Universal Health Realty Income Trust                         150     $    4,521     0.00%(b)
Urstadt Biddle Properties                                    292     $    4,684     0.00%(b)
Ventas, Inc.                                               1,107     $   28,339     0.01%
Vornado Realty Trust                                       1,641     $  113,459     0.03%
Washington Real Estate Investment Trust                      551     $   16,684     0.00%(b)
Weingarten Realty Investors                                3,742     $  133,777     0.04%
Windrose Medical Properties Trust                            131     $    1,885     0.00%(b)
Winston Hotels, Inc.                                         410     $    4,617     0.00%(b)
                                                                     ----------     ----
TOTAL REAL ESTATE                                                    $4,200,686     1.24%
                                                                     ----------     ----

ROAD & RAIL
Arkansas Best Corp.                                          415     $   16,671     0.00%(b)
Burlington Northern Santa Fe Corp.                        14,991     $  722,266     0.22%
CSX Corp.                                                  3,414     $  136,457     0.04%
Heartland Express, Inc.                                    1,179     $   25,042     0.01%
Kansas City Southern                                       1,043     $   18,210     0.01%
Knight Transportation, Inc. (a)                              948     $   23,321     0.01%
Landstar System, Inc. (a)                                    952     $   33,111     0.01%
Norfolk Southern Corp.                                    18,696     $  652,864     0.20%
Swift Transportation Co., Inc. (a)                         5,167     $  115,224     0.03%
Union Pacific Corp.                                        4,121     $  245,612     0.07%
USF Corp.                                                    462     $   15,228     0.00%(b)
Werner Enterprises, Inc.                                   1,223     $   26,074     0.01%
Yellow Roadway Corp. (a)                                     763     $   43,201     0.01%
                                                                     ----------     ----
TOTAL ROAD & RAIL                                                    $2,073,281     0.62%
                                                                     ----------     ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Actel Corp. (a)                                              456     $    7,711     0.00%(b)
Advanced Energy Industries, Inc. (a)                         590     $    4,218     0.00%(b)
Advanced Micro Devices, Inc. (a)                          18,491     $  292,159     0.09%
Alliance Semiconductor Corp. (a)                             612     $    1,836     0.00%(b)
Altera Corp. (a)                                           5,940     $  114,048     0.03%
Atmel Corp. (a)                                           47,910     $  146,606     0.04%
ATMI, Inc. (a)                                               564     $   12,820     0.00%(b)
Axcelis Technologies, Inc. (a)                             1,660     $   12,400     0.00%(b)
Brooks Automation, Inc. (a)                                  758     $   11,590     0.00%(b)
Cabot Microelectronics Corp.                               1,331     $   40,503     0.01%
Cohu, Inc.                                                   388     $    6,546     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Cree, Inc. (a)                                             7,785     $  187,074     0.06%
Cymer, Inc. (a)                                              605     $   16,045     0.00%(b)
Cypress Semiconductor Corp. (a)                            8,414     $   95,920     0.03%
DSP Group, Inc. (a)                                          518     $   12,852     0.00%(b)
DuPont Photomasks, Inc. (a)                                  330     $    8,768     0.00%(b)
ESS Technology, Inc. (a)                                     707     $    4,277     0.00%(b)
Exar Corp. (a)                                               740     $   10,634     0.00%(b)
Fairchild Semiconductor International, Inc. (a)            6,049     $   86,319     0.03%
FEI Co. (a)                                                  601     $   12,116     0.00%(b)
Freescale Semiconductor, Inc. (a)                         13,290     $  232,177     0.07%
Helix Technology Corp.                                       477     $    6,998     0.00%(b)
Integrated Device Technology, Inc. (a)                     5,517     $   64,770     0.02%
Intel Corp.                                               64,499     $1,448,002     0.43%
Kopin Corp. (a)                                            1,270     $    4,711     0.00%(b)
Kulicke & Soffa Industries, Inc. (a)                         914     $    6,096     0.00%(b)
Lam Research Corp. (a)                                    10,813     $  289,355     0.09%
Linear Technology Corp.                                    1,716     $   64,762     0.02%
Maxim Integrated Products, Inc.                            4,135     $  161,306     0.05%
Micron Technology, Inc. (a)                               11,453     $  119,226     0.04%
Microsemi Corp. (a)                                          937     $   14,458     0.00%(b)
National Semiconductor Corp. (a)                           2,862     $   48,454     0.01%
Pericom Semiconductor Corp. (a)                              469     $    3,935     0.00%(b)
Phototronics, Inc. (a)                                       586     $    8,790     0.00%(b)
Power Integrations, Inc. (a)                                 541     $    9,900     0.00%(b)
RF Micro Devices, Inc. (a)                                 4,141     $   22,651     0.01%
Rudolph Technologies, Inc. (a)                               299     $    4,709     0.00%(b)
Skyworks Solutions, Inc. (a)                               2,531     $   19,210     0.01%
Standard Microsystems Corp. (a)                              307     $    4,866     0.00%(b)
Supertex, Inc. (a)                                           227     $    4,333     0.00%(b)
Texas Instruments, Inc.                                   26,457     $  614,067     0.18%
Ultratech, Inc. (a)                                          418     $    6,191     0.00%(b)
Varian Semiconductor Equipment Associates,
   Inc. (a)                                                  572     $   19,608     0.01%
                                                                     ----------     ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                       $4,263,017     1.23%
                                                                     ----------     ----

SOFTWARE
Activision, Inc. (a)                                       2,994     $   67,665     0.02%
Adobe Systems, Inc.                                        3,496     $  198,922     0.06%
Advent Software, Inc.                                        704     $   13,552     0.00%(b)
Altiris, Inc. (a)                                            430     $   13,979     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
ANSYS, Inc. (a)                                              550     $   17,765     0.01%
Autodesk, Inc.                                            10,805     $  317,342     0.09%
BMC Software, Inc. (a)                                    10,452     $  175,907     0.05%
Cadence Design Systems, Inc. (a)                           5,443     $   72,555     0.02%
Captaris, Inc. (a)                                           546     $    2,681     0.00%(b)
Catapult Communications Corp. (a)                            230     $    5,129     0.00%(b)
Citrix Systems, Inc. (a)                                   6,748     $  144,744     0.04%
Computer Associates International, Inc. (a)                4,646     $  126,325     0.04%
Compuware Corp. (a)                                        6,067     $   41,862     0.01%
Concord Communications, Inc. (a)                             311     $    3,210     0.00%(b)
Electronic Arts, Inc. (a)                                  2,458     $  158,148     0.05%
EPIQ Systems, Inc. (a)                                       324     $    4,734     0.00%(b)
FactSet Research Systems, Inc.                               521     $   27,822     0.01%
Fair Isaac Corp.                                           1,548     $   53,483     0.02%
FileNET Corp. (a)                                            667     $   14,907     0.00%(b)
Hyperion Solutions Corp. (a)                                 651     $   31,274     0.01%
Intuit, Inc. (a)                                           3,043     $  118,677     0.04%
JDA Software Group, Inc. (a)                                 522     $    6,274     0.00%(b)
Kronos, Inc. (a)                                             516     $   27,745     0.01%
Macromedia, Inc.                                           6,556     $  224,476     0.07%
Macrovision Corp.                                          3,386     $   78,995     0.02%
Manhattan Associates, Inc. (a)                               501     $   10,996     0.00%(b)
MapInfo Corp. (a)                                            275     $    3,536     0.00%(b)
McAfee, Inc.                                              13,017     $  336,488     0.10%
MICROS Systems, Inc. (a)                                     317     $   22,158     0.01%
Microsoft Corp. (f)                                      128,838     $3,385,863     1.01%
MRO Software, Inc. (a)                                       448     $    5,739     0.00%(b)
Napster, Inc. (a)                                            563     $    4,870     0.00%(b)
NYFIX, Inc. (a)                                              559     $    2,778     0.00%(b)
Parametric Technology Corp.                                4,285     $   24,424     0.01%
Phoenix Technologies Ltd. (a)                                434     $    3,511     0.00%(b)
Progress Software Corp. (a)                                  632     $   13,613     0.00%(b)
Radiant Systems, Inc. (a)                                    495     $    2,970     0.00%(b)
Reynolds & Reynolds Co. (The)                              5,783     $  157,703     0.05%
RSA Security, Inc. (a)                                     1,400     $   24,654     0.01%
SERENA Software, Inc. (a)                                    695     $   14,942     0.00%(b)
Sonic Solutions                                              394     $    7,017     0.00%(b)
SPSS, Inc. (a)                                               316     $    5,040     0.00%(b)
Sybase, Inc. (a)                                           2,113     $   41,140     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Synopsys, Inc.                                            20,008     $  340,136     0.10%
Take-Two Interactive Software, Inc. (a)                      762     $   26,861     0.01%
TALX Corp.                                                   247     $    8,667     0.00%(b)
THQ, Inc. (a)                                                653     $   14,529     0.00%(b)
Transaction Systems Architects, Inc. (a)                   2,143     $   45,517     0.01%
VERITAS Software Corp. (a)                                21,153     $  544,056     0.16%
Verity, Inc. (a)                                             683     $    8,244     0.00%(b)
Wind River Systems, Inc.                                   1,818     $   22,816     0.01%
                                                                     ----------     ----
TOTAL SOFTWARE                                                       $7,026,441     2.06%
                                                                     ----------     ----

SPECIALTY RETAIL
Aaron Rents, Inc.                                            835     $   17,731     0.01%
Abercrombie & Fitch Co. (a)                                9,823     $  492,328     0.15%
Aeropostale, Inc.                                          1,198     $   33,292     0.01%
American Eagle Outfitters, Inc. (a)                        7,529     $  382,474     0.11%
AutoZone, Inc. (a)                                         1,305     $  116,472     0.03%
Barnes & Noble, Inc. (a)                                   5,810     $  189,987     0.06%
Borders Group, Inc. (a)                                    1,839     $   48,273     0.01%
Building Materials Holding Corp.                             238     $    8,789     0.00%(b)
Burlington Coat Factory Warehouse Corp.                      751     $   19,383     0.01%
Cato Corp. (The)                                             371     $   11,278     0.00%(b)
Children's Place Retail Stores, Inc. (The) (a)               423     $   16,049     0.00%(b)
Christopher & Banks Corp.                                    607     $   10,786     0.00%(b)
Circuit City Stores, Inc.                                 10,347     $  148,168     0.04%
Claire's Stores, Inc.                                      5,057     $  104,325     0.03%
Cost Plus, Inc. (a)                                          391     $   10,256     0.00%(b)
Dress Barn, Inc. (The) (a)                                   533     $   10,202     0.00%(b)
Electronics Boutique Holdings Corp. (a)                      400     $   14,036     0.00%(b)
GameStop Corp. Class B (a)                                   786     $   15,248     0.00%(b)
Gap, Inc. (The)                                           21,047     $  463,245     0.14%
Genesco, Inc. (a)                                            397     $   11,489     0.00%(b)
Goody's Family Clothing, Inc.                                595     $    5,539     0.00%(b)
Group 1 Automotive, Inc. (a)                                 413     $   12,089     0.00%(b)
Guitar Center, Inc. (a)                                      415     $   23,759     0.01%
Gymboree Corp. (The) (a)                                     538     $    6,929     0.00%(b)
Hancock Fabrics, Inc.                                        337     $    3,026     0.00%(b)
Haverty Furniture Cos., Inc.                                 401     $    7,178     0.00%(b)
Hibbett Sporting Goods, Inc. (a)                             410     $   10,578     0.00%(b)
Home Depot, Inc. (The)                                    16,653     $  687,102     0.21%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Hot Topic, Inc. (a)                                          803     $   15,562     0.00%(b)
Jo-Ann Stores, Inc. (a)                                      387     $   10,608     0.00%(b)
Limited Brands, Inc.                                      13,549     $  321,112     0.10%
Linens 'n Things, Inc. (a)                                   751     $   19,452     0.01%
Men's Wearhouse, Inc. (The) (a)                              623     $   20,727     0.01%
Michaels Stores, Inc.                                     14,084     $  433,084     0.13%
Movie Gallery, Inc. (a)                                      594     $   12,444     0.00%(b)
Office Depot, Inc.                                         7,112     $  122,967     0.04%
Pacific Sunwear of California, Inc. (a)                    1,764     $   43,200     0.01%
Payless ShoeSource, Inc. (a)                               7,799     $   92,107     0.03%
Pep Boys-Manny, Moe & Jack (The)                           1,010     $   17,393     0.01%
RadioShack Corp.                                           1,252     $   41,466     0.01%
Rent-A-Center, Inc. (a)                                    3,962     $   97,030     0.03%
Select Comfort Corp. (a)                                     600     $   11,742     0.00%(b)
Sherwin-Williams Co. (The)                                 2,224     $   96,077     0.03%
Sonic Automotive, Inc.                                       660     $   15,418     0.00%(b)
Stage Stores, Inc. (a)                                       300     $   11,859     0.00%(b)
Stein Mart, Inc. (a)                                         728     $   14,364     0.00%(b)
TBC Corp. (a)                                                397     $   10,139     0.00%(b)
Too, Inc. (a)                                                543     $   14,748     0.00%(b)
Toys "R" Us, Inc. (a)                                     10,246     $  219,774     0.07%
Tractor Supply Co. (a)                                       635     $   22,733     0.01%
Urban Outfitters, Inc. (a)                                 1,677     $   70,552     0.02%
Zale Corp. (a)                                               815     $   21,646     0.01%
                                                                     ----------     ----
TOTAL SPECIALTY RETAIL                                               $4,636,215     1.34%
                                                                     ----------     ----

TEXTILES, APPAREL & LUXURY GOODS
Ashworth, Inc. (a)                                           312     $    3,516     0.00%(b)
Brown Shoe Co., Inc.                                         326     $    9,441     0.00%(b)
Fossil, Inc. (a)                                           1,189     $   33,173     0.01%
Haggar Corp.                                                 155     $    3,408     0.00%(b)
Kellwood Co.                                                 448     $   12,965     0.00%(b)
K-Swiss, Inc.                                                580     $   17,545     0.01%
Oshkosh B' Gosh, Inc.                                        217     $    4,221     0.00%(b)
Oxford Industries, Inc.                                      270     $   10,039     0.00%(b)
Phillips-Van Heusen Corp.                                    554     $   15,074     0.00%(b)
Quiksilver, Inc. (a)                                         950     $   28,376     0.01%
Russell Corp.                                                593     $   10,674     0.00%(b)
Stride Rite Corp. (The)                                      721     $    8,826     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Wolverine World Wide, Inc.                                   601     $   18,889     0.01%
                                                                     ----------     ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                               $  176,147     0.04%
                                                                     ----------     ----

THRIFTS & MORTGAGE FINANCE
Anchor BanCorp Wisconsin, Inc.                               384     $   10,368     0.00%(b)
BankAtlantic Bancorp, Inc.                                 1,011     $   19,431     0.01%
BankUnited Financial Corp. (a)                               499     $   14,561     0.00%(b)
Brookline Bancorp, Inc.                                      984     $   15,734     0.00%(b)
Commercial Federal Corp.                                     661     $   18,561     0.01%
Countrywide Financial Corp.                               22,386     $  828,282     0.25%
Dime Community Bancshares                                    628     $   10,331     0.00%(b)
Downey Financial Corp.                                       438     $   27,944     0.01%
Federal Home Loan Mortgage Corp.                          26,560     $1,734,102     0.52%
Federal National Mortgage Association                     30,497     $1,969,497     0.59%
FirstFed Financial Corp. (a)                                 273     $   14,524     0.00%(b)
Flagstar Bancorp, Inc.                                     1,030     $   21,651     0.01%
Fremont General Corp.                                      1,293     $   31,666     0.01%
Independence Community Bank Corp.                          5,710     $  224,403     0.07%
MAF Bancorp, Inc.                                            562     $   24,818     0.01%
New Century Financial Corp.                                  744     $   44,559     0.01%
Sterling Financial Corp. (a)                                 377     $   14,138     0.00%(b)
Washington Mutual, Inc.                                   19,436     $  784,244     0.23%
Waypoint Financial Corp.                                     574     $   16,072     0.00%(b)
Webster Financial Corp.                                    3,576     $  160,384     0.05%
                                                                     ----------     ----
TOTAL THRIFTS & MORTGAGE FINANCE                                     $5,985,270     1.78%
                                                                     ----------     ----

TOBACCO
Altria Group, Inc.                                        29,578     $1,887,964     0.56%
DIMON, Inc.                                                  818     $    5,391     0.00%(b)
Reynolds American, Inc.                                    4,591     $  369,207     0.11%
UST, Inc.                                                  3,974     $  201,323     0.06%
                                                                     ----------     ----
TOTAL TOBACCO                                                        $2,463,885     0.73%
                                                                     ----------     ----

TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies, Inc.                        520     $   15,049     0.00%(b)
Grainger (W.W.), Inc.                                        729     $   44,621     0.01%
Hughes Supply, Inc.                                        1,101     $   33,448     0.01%
Lawson Products, Inc.                                        173     $    8,626     0.00%(b)
Watsco, Inc.                                                 476     $   16,474     0.00%(b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                   ------------    -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                             $    118,218     0.02%
                                                                   ------------    -----

WATER UTILITIES
American States Water Co.                                    278   $      7,214     0.00%(b)
                                                                   ------------    -----
TOTAL WATER UTILITIES                                              $      7,214     0.00%(b)
                                                                   ------------    -----

WIRELESS TELECOMMUNICATION SERVICES
Boston Communications Group, Inc. (a)                        325   $      2,512     0.00%(b)
Nextel Communications, Inc. (a)                           75,882   $  2,177,054     0.65%
Telephone & Data Systems, Inc.                             5,680   $    467,579     0.14%
                                                                   ------------    -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          $  2,647,145     0.79%
                                                                   ------------    -----
TOTAL COMMON STOCK                                                 $205,217,940    60.64%(i)
                                                                   ------------    -----

CORPORATE ASSET-BACKED
CREDIT CARDS
Citibank Credit Card Issuance Trust Series
   2003-A2 Class                                      $1,000,000   $    994,403     0.30%
   A2 2.70%, due 1/15/06
                                                                   ------------    -----
TOTAL CREDIT CARDS                                                 $    994,403     0.30%
                                                                   ------------    -----
TOTAL CORPORATE ASSET-BACKED                                       $    994,403     0.30%
                                                                   ------------    -----

CORPORATE BONDS
AEROSPACE
Boeing Capital Corp.                                  $  250,000   $    259,703     0.08%
   5.75%, due 2/15/07
Northrop Grumman Corp.                                $  100,000   $    114,576     0.03%
   7.125%, due 2/15/11
Raytheon Co.                                          $   58,000   $     62,023     0.02%
   6.75%, due 8/15/07
                                                                   ------------    -----
TOTAL AEROSPACE                                                    $    436,302     0.13%
                                                                   ------------    -----

AGENCY
Kreditanstalt fuer Wiederaufbau                       $  250,000   $    248,595     0.07%
   3.375%, due 1/23/08
                                                                   ------------    -----
TOTAL AGENCY                                                       $    248,595     0.07%
                                                                   ------------    -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
AUTOMOTIVE MANUFACTURERS
DaimlerChrysler North America Holdings, Inc.            $250,000     $  284,594     0.09%
   7.30%, due 1/15/12
Ford Motor Credit Co.                                   $250,000     $  266,830     0.08%
   7.375%, due 2/1/11
Ford Motor Credit Co.                                   $500,000     $  544,011     0.16%
   7.875%, due 6/15/10
General Motors Acceptance Corp.                         $350,000     $  355,160     0.11%
   6.125%, due 8/28/07
General Motors Corp.                                    $250,000     $  251,744     0.08%
   8.375%, due 7/15/33
                                                                     ----------     ----
TOTAL AUTOMOTIVE MANUFACTURERS                                       $1,702,339     0.52%
                                                                     ----------     ----

BANKING
Bank of America Corp.                                   $500,000     $  534,196     0.16%
   5.875%, due 2/15/09
Bank One Corp. Series A                                 $250,000     $  266,388     0.08%
   6.00%, due 2/17/09
Capital One Bank                                        $100,000     $  100,822     0.03%
   5.125%, due 2/15/14
Citigroup, Inc.                                         $250,000     $  262,578     0.08%
   5.875%, due 2/22/33
Citigroup, Inc.                                         $500,000     $  496,068     0.15%
   3.50%, due 2/1/08
FleetBoston Financial Corp.                             $250,000     $  250,144     0.07%
   3.85%, due 2/15/08
JPMorgan Chase & Co.                                    $250,000     $  266,843     0.08%
   5.75%, due 1/2/13
U.S. Bancorp Series N                                   $250,000     $  251,330     0.08%
   3.95%, due 8/23/07
Wachovia Bank National Association                      $250,000     $  258,052     0.08%
   4.85%, due 7/30/07
Wachovia Corp.                                          $100,000     $  107,410     0.03%
   6.25%, due 8/4/08
Washington Mutual, Inc.                                 $250,000     $  248,122     0.07%
   4.20%, due 1/15/10
Washington Mutual, Inc.                                 $250,000     $  264,052     0.08%
   7.50%, due 8/15/06
Wells Fargo Bank NA                                     $250,000     $  277,576     0.08%
   6.45%, due 2/1/11
                                                                     ----------     ----
TOTAL BANKING                                                        $3,583,581     1.07%
                                                                     ----------     ----
BEVERAGE/BOTTLING

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Anheuser-Busch Cos., Inc.                               $100,000     $  106,928     0.03%
   5.75%, due 4/1/10
Coca-Cola Enterprises, Inc.                             $100,000     $  122,038     0.04%
   7.00%, due 5/15/98
Diageo Capital PLC                                      $100,000     $   98,579     0.03%
   3.375%, due 3/20/08
Pepsi Bottling Holdings, Inc.                           $100,000     $  106,156     0.03%
   5.625%, due 2/17/09
                                                                     ----------     ----
TOTAL BEVERAGE/BOTTLING                                              $  433,701     0.13%
                                                                     ----------     ----

BROADCAST/OUTDOOR
Clear Channel Communications, Inc.                      $100,000     $   98,206     0.03%
   4.25%, due 5/15/09
Clear Channel Communications, Inc.                      $ 50,000     $   51,631     0.02%
   6.00%, due 11/1/06
                                                                     ----------     ----
TOTAL BROADCAST/OUTDOOR                                              $  149,837     0.05%
                                                                     ----------     ----

BUILDING PRODUCTS
Masco Corp.                                             $100,000     $  103,740     0.03%
   6.75%, due 3/15/06
                                                                     ----------     ----
TOTAL BUILDING PRODUCTS                                              $  103,740     0.03%
                                                                     ----------     ----

CABLE
Comcast Cable Communications, Inc.                      $ 50,000     $   51,414     0.02%
   6.375%, due 1/30/06
Comcast Cable Communications, Inc.                      $250,000     $  279,755     0.08%
   6.75%, due 1/30/11
Cox Enterprises, Inc.                                   $100,000     $  111,859     0.03%
   7.875%, due 9/15/10
Liberty Media Corp.                                     $100,000     $  110,226     0.03%
   7.875%, due 7/15/09
News America Holdings                                   $100,000     $  128,870     0.04%
   9.25%, due 2/1/13
Time Warner, Inc.                                       $250,000     $  307,944     0.09%
   7.625%, due 4/15/31
Viacom, Inc.                                            $100,000     $  115,529     0.03%
   7.70%, due 7/30/10
Walt Disney Co. (The)                                   $100,000     $  119,390     0.04%
   7.00%, due 3/1/32
Walt Disney Co. (The) Series B                          $100,000     $  103,769     0.03%
   6.75%, due 3/30/06
                                                                     ----------     ----
TOTAL CABLE                                                          $1,328,756     0.39%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CHEMICALS
Dow Chemical Co. (The)                                  $100,000       $106,647     0.03%
   5.75%, due 11/15/09
E.I. du Pont de Nemours & Co.                           $100,000       $111,927     0.03%
   6.875%, due 10/15/09
                                                                       --------     ----
TOTAL CHEMICALS                                                        $218,574     0.06%
                                                                       --------     ----

CONGLOMERATE/DIVERSIFIED MANUFACTURING
Honeywell International, Inc.                           $100,000       $114,774     0.03%
   7.50%, due 3/1/10
United Technologies Corp.                               $100,000       $111,278     0.03%
   6.35%, due 3/1/11
                                                                       --------     ----
TOTAL CONGLOMERATE/DIVERSIFIED MANUFACTURING                           $226,052     0.06%
                                                                       --------     ----

CONSUMER PRODUCTS
Procter & Gamble Co. (The)                              $100,000       $102,756     0.03%
   4.75%, due 6/15/07
Unilever Capital Corp.                                  $100,000       $114,640     0.03%
   7.125%, due 11/1/10
                                                                       --------     ----
TOTAL CONSUMER PRODUCTS                                                $217,396     0.06%
                                                                       --------     ----

DIVERSIFIED TELECOMMUNICATIONS
Ameritech Capital Funding                               $100,000       $108,642     0.03%
   6.55%, due 1/15/28
BellSouth Corp.                                         $250,000       $272,158     0.08%
   6.00%, due 10/15/11
British Telecommunications PLC                          $100,000       $136,870     0.04%
   8.875%, due 12/15/30
Deutsche Telekom International Finance BV               $250,000       $296,716     0.09%
   8.50%, due 6/15/10
France Telecom S.A.                                     $150,000       $156,668     0.05%
   7.95%, due 3/1/06
France Telecom S.A.                                     $100,000       $139,026     0.04%
   9.25%, due 3/1/31
GTE South, Inc. Series C                                $300,000       $313,928     0.09%
   6.00%, due 2/15/08
Koninklijke (Royal) KPN N.V.                            $100,000       $117,388     0.04%
   8.00%, due 10/1/10
SBC Communications, Inc.                                $150,000       $154,056     0.05%
   5.75%, due 5/2/06
Sprint Capital Corp.                                    $150,000       $159,906     0.05%
   6.125%, due 11/15/08

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Sprint Capital Corp.                                    $100,000     $  135,432     0.04%
  8.75%, due 3/15/32
Telecom Italia Capital                                  $100,000     $  106,111     0.03%
  6.375%, due 11/15/33
Verizon Global Funding Corp.                            $100,000     $  126,422     0.04%
  7.75%, due 12/1/30
                                                                     ----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATIONS                                 $2,223,323     0.67%
                                                                     ----------     ----

ELECTRIC UTILITIES
American Electric Power Co., Inc. Series C              $100,000     $  104,158     0.03%
   5.375%, due 3/15/10
Constellation Energy Group, Inc.                        $100,000     $  105,173     0.03%
   6.35%, due 4/1/07
Consumers Energy Co. Series B                           $100,000     $  104,031     0.03%
   5.375%, due 4/15/13
Dominion Resources, Inc. Series B                       $100,000     $  109,899     0.03%
   6.25%, due 6/30/12
DTE Energy Co. Series A                                 $100,000     $  108,950     0.03%
   6.65%, due 4/15/09
Duke Energy Corp.                                       $100,000     $  109,630     0.03%
   6.25%, due 1/15/12
FirstEnergy Corp. Series A                              $100,000     $  102,825     0.03%
   5.50%, due 11/15/06
FirstEnergy Corp. Series B                              $100,000     $  108,520     0.03%
   6.45%, due 11/15/11
Northern States Power Co.                               $100,000     $  110,658     0.03%
   6.875%, due 8/1/09
Oncor Electric Delivery Co.                             $100,000     $  116,275     0.03%
   7.00%, due 9/1/22
Pacific Electric & Gas Co.                              $100,000     $  100,186     0.03%
   4.80%, due 3/1/14
Peco Energy Co.                                         $100,000     $   99,040     0.03%
   3.50%, due 5/1/08
Progress Energy, Inc.                                   $100,000     $  112,477     0.03%
   7.10%, due 3/1/11
Southern California Edison Co.                          $100,000     $  114,983     0.03%
   6.65%, due 4/1/29
                                                                     ----------     ----
TOTAL ELECTRIC UTILITIES                                             $1,506,805     0.42%
                                                                     ----------     ----

ELECTRONICS
Motorola, Inc.                                          $100,000     $  101,465     0.03%
   4.608%, due 11/16/07
Motorola, Inc.                                          $100,000     $  105,542     0.03%
   5.80%, due 10/15/08
                                                                     ----------     ----
TOTAL ELECTRONICS                                                    $  207,007     0.06%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
ENVIRONMENTAL SERVICES
Waste Management, Inc.                                  $100,000       $114,224     0.03%
   7.375%, due 8/1/10
                                                                       --------     ----
TOTAL ENVIRONMENTAL SERVICES                                           $114,224     0.03%
                                                                       --------     ----

FINANCE-OTHER
MBNA Corp.                                              $100,000       $108,017     0.03%
   6.125%, due 3/1/13
National Rural Utilities Cooperative Finance
   Corp.                                                $250,000       $266,210     0.08%
   5.75%, due 8/28/09
SLM Corp.                                               $100,000       $103,402     0.03%
   5.625%, due 8/1/33
UFJ Finance Aurba AEC                                   $100,000       $112,598     0.03%
   6.75%, due 7/15/13
                                                                       --------     ----
TOTAL FINANCE-OTHER                                                    $590,227     0.17%
                                                                       --------     ----

FOOD PROCESSORS
Archer-Daniels-Midland Co.                              $100,000       $123,322     0.04%
   8.125%, due 6/1/12
ConAgra Foods, Inc.                                     $100,000       $112,925     0.03%
   6.75%, due 9/15/11
General Mills, Inc.                                     $100,000       $ 99,842     0.03%
   3.875%, due 11/30/07
Kellogg Co. Series B                                    $100,000       $102,856     0.03%
   6.00%, due 4/1/06
Kraft Foods, Inc.                                       $100,000       $103,121     0.03%
   5.25%, due 6/1/07
Kraft Foods, Inc.                                       $100,000       $ 99,119     0.03%
   4.125%, due 11/12/09
                                                                       --------     ----
TOTAL FOOD PROCESSORS                                                  $641,185     0.19%
                                                                       --------     ----

GAS PIPELINES
Enterprise Products Operating LP                        $100,000       $ 99,763     0.03%
   4.625%, due 10/15/09
Kinder Morgan Energy Partners, L.P.                     $100,000       $114,593     0.03%
   7.125%, due 3/15/12
                                                                       --------     ----
TOTAL GAS PIPELINES                                                    $214,356     0.06%
                                                                       --------     ----

GAS UTILITIES-LOCAL DISTRIBUTORS
Michigan Consolidated Gas Co. Series B                  $125,000       $130,711     0.04%
   7.15%, due 5/30/06
                                                                       --------     ----
TOTAL GAS UTILITIES-LOCAL DISTRIBUTORS                                 $130,711     0.04%
                                                                       --------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
HEALTH CARE FACILITIES
HCA, Inc.                                               $100,000     $  113,850     0.03%
   8.75%, due 9/1/10
                                                                     ----------     ----
TOTAL HEALTH CARE FACILITIES                                         $  113,850     0.03%
                                                                     ----------     ----

INDEPENDENT FINANCE
American General Finance Corp. Series H                 $250,000     $  253,876     0.08%
   4.50%, due 11/15/07
CIT Group, Inc.                                         $250,000     $  260,396     0.08%
   5.50%, due 11/30/07
General Electric Capital Corp. Series A                 $500,000     $  546,480     0.16%
   6.00%, due 6/15/12
General Electric Capital Corp. Series A                 $250,000     $  299,771     0.09%
   6.75%, due 3/15/32
HSBC Finance Corp.                                      $500,000     $  496,677     0.15%
   4.125%, due 11/16/09
                                                                     ----------     ----
TOTAL INDEPENDENT FINANCE                                            $1,857,200     0.56%
                                                                     ----------     ----

INFORMATION/DATA TECHNOLOGY
International Business Machines Corp.                   $250,000     $  252,392     0.08%
   4.25%, due 9/15/09
                                                                     ----------     ----
TOTAL INFORMATION/DATA TECHNOLOGY                                    $  252,392     0.08%
                                                                     ----------     ----

INTEGRATED OIL
Amerada Hess Corp.                                      $100,000     $  116,114     0.03%
   7.30%, due 8/15/31
Conoco Funding Co.                                      $250,000     $  279,366     0.08%
   6.35%, due 10/15/11
Marathon Oil Corp.                                      $100,000     $  108,260     0.03%
   6.85%, due 3/1/08
Pemex Project Funding Master Trust                      $100,000     $  111,750     0.03%
   7.375%, due 12/15/14
                                                                     ----------     ----
TOTAL INTEGRATED OIL                                                 $  615,490     0.17%
                                                                     ----------     ----

LIFE INSURANCE
Axa                                                     $100,000     $  135,099     0.04%
   8.60%, due 12/15/30
MetLife, Inc.                                           $100,000     $  104,333     0.03%
   5.50%, due 6/15/14
Prudential Financial, Inc. Series B                     $100,000     $   97,307     0.03%
   4.50%, due 7/15/13
                                                                     ----------     ----
TOTAL LIFE INSURANCE                                                 $  336,739     0.10%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MACHINERY
Caterpillar, Inc.                                       $100,000       $112,762     0.03%
   7.25%, due 9/15/09
Deere (John) Capital Corp.                              $250,000       $250,600     0.07%
   3.90%, due 1/15/08
                                                                       --------     ----
TOTAL MACHINERY                                                        $363,362     0.10%
                                                                       --------     ----

METALS/MINING
Alcoa, Inc.                                             $250,000       $252,983     0.08%
   4.25%, due 8/15/07
                                                                       --------     ----
TOTAL METALS/MINING                                                    $252,983     0.08%
                                                                       --------     ----

MORTGAGE BANKING
Countrywide Home Loans, Inc. Series K                   $100,000       $103,864     0.03%
   5.625%, due 5/15/07
                                                                       --------     ----
TOTAL MORTGAGE BANKING                                                 $103,864     0.03%
                                                                       --------     ----

OIL REFINING & MARKETING
Valero Energy Corp.                                     $100,000       $104,842     0.03%
   6.125%, due 4/15/07
                                                                       --------     ----
TOTAL OIL REFINING & MARKETING                                         $104,842     0.03%
                                                                       --------     ----

PAPER/FOREST PRODUCTS
International Paper Co.                                 $100,000       $112,407     0.03%
   6.75%, due 9/1/11
Weyerhaeuser Co.                                        $100,000       $113,366     0.03%
   6.75%, due 3/15/12
                                                                       --------     ----
TOTAL PAPER/FOREST PRODUCTS                                            $225,773     0.06%
                                                                       --------     ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                $150,000       $160,444     0.05%
   5.75%, due 10/1/11
Merck & Co., Inc.                                       $100,000       $ 98,290     0.03%
   4.375%, due 2/15/13
Pharmacia Corp.                                         $100,000       $117,617     0.04%
   6.60%, due 12/1/28
Schering-Plough Corp.                                   $100,000       $104,942     0.03%
   5.30%, due 12/1/13
Wyeth                                                   $100,000       $104,381     0.03%
   5.50%, due 3/15/13
                                                                       --------     ----
TOTAL PHARMACEUTICALS                                                  $585,674     0.18%
                                                                       --------     ----

POWER

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
PSE&G Power LLC                                         $100,000       $116,733     0.03%
   7.75%, due 4/15/11
                                                                       --------     ----
TOTAL POWER                                                            $116,733     0.03%
                                                                       --------     ----

PROPERTY & CASUALTY INSURANCE
Allstate Corp. (The)                                    $100,000       $112,840     0.03%
   7.20%, due 12/1/09
Berkshire Hathaway, Inc.                                $100,000       $100,264     0.03%
   4.625%, due 10/15/13
                                                                       --------     ----
TOTAL PROPERTY & CASUALTY INSURANCE                                    $213,104     0.06%
                                                                       --------     ----

RAILROADS
Burlington Northern Santa Fe Corp.                      $100,000       $114,102     0.03%
   7.125%, due 12/15/10
CSX Corp.                                               $100,000       $107,696     0.03%
   7.45%, due 5/1/07
Norfolk Southern Corp.                                  $100,000       $112,301     0.03%
   6.75%, due 2/15/11
Union Pacific Corp.                                     $100,000       $111,630     0.03%
   6.65%, due 1/15/11
                                                                       --------     ----
TOTAL RAILROADS                                                        $445,729     0.12%
                                                                       --------     ----

REAL ESTATE INVESTMENT TRUST
Camden Property Trust                                   $ 65,000       $ 64,593     0.02%
   4.375%, due 1/15/10
EOP Operating LP                                        $100,000       $112,628     0.03%
   7.00%, due 7/15/11
Simon Property Group, L.P.                              $100,000       $106,047     0.03%
   6.375%, due 11/15/07
                                                                       --------     ----
TOTAL REAL ESTATE INVESTMENT TRUST                                     $283,268     0.08%
                                                                       --------     ----

RETAIL STORES-FOOD/DRUGS
Albertson's, Inc.                                       $100,000       $115,438     0.03%
   7.50%, due 2/15/11
Kroger Co. (The)                                        $100,000       $116,157     0.03%
   8.05%, due 2/1/10
Safeway, Inc.                                           $100,000       $109,262     0.03%
   6.50%, due 3/1/11
                                                                       --------     ----
TOTAL RETAIL STORES-FOOD/DRUGS                                         $340,857     0.09%
                                                                       --------     ----

RETAIL STORES-OTHER
Federated Department Stores, Inc.                       $100,000       $113,344     0.03%
   7.00%, due 2/15/28

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Target Corp.                                            $100,000     $  125,126     0.04%
   7.00%, due 7/15/31
Wal-Mart Stores, Inc.                                   $150,000     $  152,287     0.05%
   4.55%, due 5/1/13
Wal-Mart Stores, Inc.                                   $100,000     $  133,376     0.04%
   7.55%, due 2/15/30
                                                                     ----------     ----
TOTAL RETAIL STORES-OTHER                                            $  524,133     0.16%
                                                                     ----------     ----

SECONDARY OIL & GAS PRODUCERS
Anadarko Petroleum Corp.                                $100,000     $  121,172     0.04%
   7.20%, due 3/15/29
Devon Financing Corp. ULC                               $100,000     $  113,121     0.03%
   6.875%, due 9/30/11
Occidental Petroleum Corp.                              $100,000     $  104,001     0.03%
   5.875%, due 1/15/07
                                                                     ----------     ----
TOTAL SECONDARY OIL & GAS PRODUCERS                                  $  338,294     0.10%
                                                                     ----------     ----

SECURITIES
Bear Stearns Cos., Inc. (The)                           $250,000     $  259,339     0.08%
   5.70%, due 1/15/07
Credit Suisse FirstBoston USA, Inc.                     $250,000     $  254,588     0.08%
   4.625%, due 1/15/08
Goldman Sachs Group, Inc. (The)                         $150,000     $  159,414     0.05%
   5.70%, due 9/1/12
Goldman Sachs Group, Inc. (The)                         $100,000     $  107,077     0.03%
   6.125%, due 2/15/33
Lehman Brothers Holdings, Inc.                          $250,000     $  271,555     0.08%
   7.00%, due 2/1/08
Merrill Lynch & Co., Inc. Series B                      $250,000     $  251,699     0.08%
   4.00%, due 11/15/07
Morgan Stanley                                          $250,000     $  279,222     0.08%
   6.60%, due 4/1/12
                                                                     ----------     ----
TOTAL SECURITIES                                                     $1,582,894     0.48%
                                                                     ----------     ----

SERVICE-OTHER
Cendant Corp.                                           $100,000     $  106,062     0.03%
   6.25%, due 1/15/08
                                                                     ----------     ----
TOTAL SERVICE-OTHER                                                  $  106,062     0.03%
                                                                     ----------     ----

TOBACCO
Altria Group, Inc.                                      $100,000     $  105,056     0.03%
   7.20%, due 2/1/07
                                                                     ----------     ----
TOTAL TOBACCO                                                        $  105,056     0.03%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
WIRELESS
AT&T Wireless Services, Inc.                          $  100,000    $   117,570     0.04%
   7.875%, due 3/1/11
Vodafone Group PLC                                    $  100,000    $   115,385     0.03%
   7.75%, due 2/15/10
                                                                    -----------     ----
TOTAL WIRELESS                                                      $   232,955     0.07%
                                                                    -----------     ----
TOTAL CORPORATE BONDS                                               $23,377,965     6.88%
                                                                    -----------     ----

FHLB
Federal Home Loan Bank                                $1,500,000    $ 1,492,119     0.45%
   3.375%, due 9/14/07
Federal Home Loan Bank                                $3,000,000    $ 2,980,359     0.89%
   2.875%, due 9/15/06
Federal Home Loan Bank                                $1,000,000    $   973,356     0.29%
   2.75%, due 3/14/08
Federal Home Loan Bank                                $  500,000    $   531,062     0.16%
   5.25%, due 6/18/14
                                                                    -----------     ----
TOTAL FHLB                                                          $ 5,976,896     1.79%(g)
                                                                    -----------     ----

FHLMC
AGENCY
Federal Home Loan Mortgage Corp.                      $2,500,000    $ 2,540,625     0.76%
   5.50%, due 3/15/34 (e)
Federal Home Loan Mortgage Corp.                      $1,000,000    $ 1,190,605     0.36%
   6.25%, due 7/15/32
Federal Home Loan Mortgage Corp.                      $1,000,000    $ 1,072,596     0.32%
   5.50%, due 9/15/11
Federal Home Loan Mortgage Corp.                      $1,000,000    $ 1,032,705     0.31%
   4.875%, due 11/15/13
Federal Home Loan Mortgage Corp.                      $1,000,000    $   995,035     0.30%
   3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.                      $1,500,000    $ 1,486,628     0.44%
   2.75%, due 8/15/06 (j)
                                                                    -----------     ----
TOTAL AGENCY                                                        $ 8,318,194     2.49%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MORTGAGE
Federal Home Loan Mortgage Corp.                        $ 33,368       $ 35,347     0.01%
   7.50%, due 7/1/11
Federal Home Loan Mortgage Corp.                        $  1,925       $  2,046     0.00%(b)
   7.00%, due 3/1/26
Federal Home Loan Mortgage Corp.                        $339,268       $355,760     0.11%
   6.50%, due 7/1/29
Federal Home Loan Mortgage Corp.                        $215,593       $226,073     0.07%
   6.50%, due 8/1/29
Federal Home Loan Mortgage Corp.                        $ 13,777       $ 14,447     0.00%(b)
   6.50%, due 9/1/29
Federal Home Loan Mortgage Corp.                        $    873       $    930     0.00%(b)
   7.00%, due 10/1/26
Federal Home Loan Mortgage Corp.                        $223,493       $234,357     0.07%
   6.50%, due 6/1/29
Federal Home Loan Mortgage Corp.                        $142,480       $149,327     0.04%
   6.50%, due 6/1/32
Federal Home Loan Mortgage Corp.                        $ 40,330       $ 42,780     0.01%
   7.00%, due 7/1/30
Federal Home Loan Mortgage Corp.                        $220,210       $233,128     0.07%
   7.00%, due 7/1/32
Federal Home Loan Mortgage Corp.                        $286,205       $307,163     0.09%
   7.50%, due 5/1/32
Federal Home Loan Mortgage Corp.                        $964,231       $996,452     0.30%
   6.00%, due 11/1/32
Federal Home Loan Mortgage Corp.                        $ 14,687       $ 15,523     0.00%(b)
   7.50%, due 9/1/11
Federal Home Loan Mortgage Corp.                        $ 33,731       $ 35,073     0.01%
   7.75%, due 10/1/07
Federal Home Loan Mortgage Corp.                        $ 19,199       $ 20,350     0.01%
   8.00%, due 10/1/11
Federal Home Loan Mortgage Corp.                        $ 42,985       $ 45,554     0.01%
   8.00%, due 11/1/11
Federal Home Loan Mortgage Corp.                        $221,295       $232,053     0.07%
   6.50%, due 5/1/29
Federal Home Loan Mortgage Corp.                        $ 46,699       $ 49,552     0.01%
   7.00%, due 9/1/26
Federal Home Loan Mortgage Corp.                        $458,341       $447,901     0.13%
   4.50%, due 8/1/33
Federal Home Loan Mortgage Corp.                        $572,040       $598,106     0.18%
   6.00%, due 5/1/16
Federal Home Loan Mortgage Corp.                        $  2,382       $  2,504     0.00%(b)
   6.50%, due 2/1/27

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal Home Loan Mortgage Corp.                      $1,000,000    $   978,438     0.29%
   4.00%, due 2/15/19 (e)
Federal Home Loan Mortgage Corp.                      $  407,629    $   407,907     0.12%
   4.50%, due 7/1/18
Federal Home Loan Mortgage Corp.                      $  448,863    $   449,340     0.13%
   5.00%, due 11/1/33
Federal Home Loan Mortgage Corp.                      $  436,296    $   443,560     0.13%
   5.00%, due 12/1/18
Federal Home Loan Mortgage Corp.                      $1,000,000    $   995,625     0.30%
   5.00%, due 3/14/35 (e)
Federal Home Loan Mortgage Corp.                      $  421,885    $   422,333     0.13%
   5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                      $    2,159    $     2,264     0.00%(b)
   6.50%, due 10/1/29
Federal Home Loan Mortgage Corp.                      $  293,498    $   299,545     0.09%
   5.50%, due 10/1/33
Federal Home Loan Mortgage Corp.                      $  351,804    $   363,054     0.11%
   5.50%, due 12/1/17
Federal Home Loan Mortgage Corp.                      $   21,483    $    22,244     0.01%
   6.00%, due 1/1/26
Federal Home Loan Mortgage Corp.                      $    8,475    $     8,761     0.00%(b)
   6.00%, due 1/1/28
Federal Home Loan Mortgage Corp.                      $   33,850    $    35,001     0.01%
   6.00%, due 12/1/27
Federal Home Loan Mortgage Corp.                      $  343,886    $   354,883     0.11%
   5.50%, due 1/1/18
Federal Home Loan Mortgage Corp.                      $  468,508    $   468,157     0.14%
   4.50%, due 4/1/19
Federal Home Loan Mortgage Corp.                      $  179,318    $   189,408     0.06%
   6.50%, due 11/1/16
                                                                    -----------     ----
TOTAL MORTGAGE                                                      $ 9,484,946     2.82%
                                                                    -----------     ----
TOTAL FHLMC                                                         $17,803,140     5.31%(g)
                                                                    -----------     ----

FNMA
Federal National Mortgage Association                 $   12,448    $    13,202     0.00%(b)
   7.50%, due 10/1/11
Federal National Mortgage Association                 $  111,332    $   117,889     0.04%
   7.00%, due 7/1/30
Federal National Mortgage Association                 $    9,247    $     9,814     0.00%(b)
   7.00%, due 6/1/26

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                   $ 24,479       $ 25,985     0.01%
   7.00%, due 5/1/26
Federal National Mortgage Association                   $205,915       $215,587     0.06%
   6.50%, due 8/1/32
Federal National Mortgage Association                   $388,802       $407,325     0.12%
   6.50%, due 7/1/29
Federal National Mortgage Association                   $319,193       $329,666     0.10%
   6.00%, due 6/1/32
Federal National Mortgage Association                   $ 12,713       $ 13,130     0.00%(b)
   6.00%, due 4/1/33
Federal National Mortgage Association                   $  2,014       $  2,202     0.00%(b)
   9.00%, due 9/1/26
Federal National Mortgage Association                   $207,239       $219,724     0.07%
   7.50%, due 10/1/15
Federal National Mortgage Association                   $ 19,084       $ 19,921     0.01%
   6.00%, due 4/1/19
Federal National Mortgage Association                   $ 15,204       $ 16,709     0.00%(b)
   8.50%, due 8/1/26
Federal National Mortgage Association                   $ 50,516       $ 52,187     0.02%
   6.00%, due 6/1/28
Federal National Mortgage Association                   $  1,933       $  2,010     0.00%(b)
   7.50%, due 7/1/11
Federal National Mortgage Association                   $  5,755       $  5,988     0.00%(b)
   7.50%, due 8/1/11
Federal National Mortgage Association                   $  9,732       $ 10,330     0.00%(b)
   8.00%, due 10/1/10
Federal National Mortgage Association                   $ 45,589       $ 48,398     0.01%
   8.00%, due 10/1/11
Federal National Mortgage Association                   $  6,352       $  6,743     0.00%(b)
   8.00%, due 11/1/11
Federal National Mortgage Association                   $ 21,348       $ 22,661     0.01%
   8.00%, due 4/1/10
Federal National Mortgage Association                   $  5,763       $  6,120     0.00%(b)
   8.00%, due 7/1/09
Federal National Mortgage Association                   $    938       $  1,029     0.00%(b)
   8.50%, due 10/1/26
Federal National Mortgage Association                   $  3,771       $  4,197     0.00%(b)
   9.00%, due 6/1/26
Federal National Mortgage Association                   $ 16,096       $ 17,916     0.01%
   9.00%, due 7/1/26
Federal National Mortgage Association                   $  3,750       $  4,098     0.00%(b)
   9.00%, due 8/1/26
Federal National Mortgage Association                   $406,779       $420,126     0.13%
   6.00%, due 3/1/33

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                 $    4,754     $    5,047     0.00%(b)
   8.00%, due 8/1/11
Federal National Mortgage Association                 $  842,793     $  843,549     0.25%
   4.50%, due 5/1/18
Federal National Mortgage Association                 $1,000,000     $1,032,500     0.31%
   6.00%, due 2/15/34 (e)
Federal National Mortgage Association                 $   10,618     $   10,966     0.00%(b)
   6.00%, due 4/1/32
Federal National Mortgage Association                 $  432,191     $  432,579     0.13%
   4.50%, due 10/1/18
Federal National Mortgage Association                 $  500,000     $  486,719     0.15%
   4.50%, due 3/14/35 (e)
Federal National Mortgage Association                 $  441,138     $  441,534     0.13%
   4.50%, due 7/1/18
Federal National Mortgage Association                 $1,137,614     $1,157,306     0.35%
   5.00%, due 1/1/18
Federal National Mortgage Association                 $  361,605     $  367,864     0.11%
   5.00%, due 10/1/17
Federal National Mortgage Association                 $  433,979     $  434,028     0.13%
   5.00%, due 11/1/33
Federal National Mortgage Association                 $  500,000     $  507,812     0.15%
   5.00%, due 2/15/20 (e)
Federal National Mortgage Association                 $  356,092     $  362,127     0.11%
   5.00%, due 3/1/18
Federal National Mortgage Association                 $  489,726     $  488,871     0.15%
   5.00%, due 4/1/34
Federal National Mortgage Association                 $2,400,316     $2,396,126     0.72%
   5.00%, due 5/1/34
Federal National Mortgage Association                 $   11,220     $   11,589     0.00%(b)
   6.00%, due 10/1/32
Federal National Mortgage Association                 $  397,095     $  397,452     0.12%
   4.50%, due 11/1/18
Federal National Mortgage Association                 $   12,236     $   12,637     0.00%(b)
   6.00%, due 12/1/31
Federal National Mortgage Association                 $  327,424     $  338,160     0.10%
   6.00%, due 2/1/32
Federal National Mortgage Association                 $1,178,290     $1,200,703     0.36%
   5.50%, due 10/1/34
Federal National Mortgage Association                 $   11,948     $   12,340     0.00%(b)
   6.00%, due 2/1/33
Federal National Mortgage Association                 $   15,514     $   16,023     0.00%(b)
   6.00%, due 1/1/32
Federal National Mortgage Association                 $  475,951     $  491,465     0.15%
   5.50%, due 9/1/18

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                 $2,435,553    $ 2,483,193     0.74%
   5.50%, due 7/1/33
Federal National Mortgage Association                 $  705,879    $   719,686     0.22%
   5.50%, due 6/1/33
Federal National Mortgage Association                 $  444,667    $   453,365     0.14%
   5.50%, due 2/1/34
Federal National Mortgage Association                 $  272,309    $   277,636     0.08%
   5.50%, due 12/1/33
Federal National Mortgage Association                 $  619,129    $   639,603     0.19%
   6.00%, due 12/1/28
                                                                    -----------     ----
TOTAL FNMA                                                          $18,013,837     5.38%(g)
                                                                    -----------     ----

FOREIGN GOVERNMENT TREASURY
FOREIGN SOVEREIGN
Malaysian Government                                  $  100,000    $   117,842     0.04%
   8.75%, due 6/1/09
Republic of Italy Series DTC                          $  500,000    $   541,948     0.16%
   5.625%, due 6/15/12
Republic of South Africa                              $  100,000    $   110,000     0.03%
   6.50%, due 6/2/14
United Mexican States Series A                        $  500,000    $   535,500     0.16%
   6.375%, due 1/16/13
                                                                    -----------     ----
TOTAL FOREIGN SOVEREIGN                                             $ 1,305,290     0.39%
                                                                    -----------     ----

REGIONAL GOVERNMENT
Province of Ontario                                   $  250,000    $   263,982     0.08%
   5.50%, due 10/1/08
Province of Quebec                                    $  150,000    $   200,686     0.06%
   7.50%, due 9/15/29
                                                                    -----------     ----
TOTAL REGIONAL GOVERNMENT                                           $   464,668     0.14%
                                                                    -----------     ----
TOTAL FOREIGN GOVERNMENT TREASURY                                   $ 1,769,958     0.53%
                                                                    -----------     ----

GNMA
Government National Mortgage Association              $  500,000    $   511,250     0.15%
   5.50%, due 3/15/34 (e)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Government National Mortgage Association                $ 43,618       $ 47,461     0.01%
   8.00%, due 10/15/26
Government National Mortgage Association                $ 13,660       $ 14,526     0.00%(b)
   7.00%, due 6/15/28
Government National Mortgage Association                $  8,041       $  8,486     0.00%(b)
   7.00%, due 7/15/11
Government National Mortgage Association                $ 27,921       $ 29,736     0.01%
   7.00%, due 5/15/26
Government National Mortgage Association                $ 10,624       $ 11,338     0.00%(b)
   7.00%, due 9/15/23
Government National Mortgage Association                $110,823       $118,958     0.04%
   7.50%, due 10/15/30
Government National Mortgage Association                $  1,624       $  1,748     0.00%(b)
   7.50%, due 6/15/26
Government National Mortgage Association                $  4,751       $  5,170     0.00%(b)
   8.00%, due 8/15/26
Government National Mortgage Association                $  1,314       $  1,430     0.00%(b)
   8.00%, due 9/15/26
Government National Mortgage Association                $ 27,769       $ 30,341     0.01%
   8.50%, due 11/15/26
Government National Mortgage Association                $  6,249       $  6,970     0.00%(b)
   9.00%, due 11/15/26
Government National Mortgage Association                $ 46,110       $ 49,627     0.01%
   7.50%, due 3/15/26
Government National Mortgage Association                $387,954       $403,521     0.12%
   6.00%, due 1/15/33
Government National Mortgage Association                $198,070       $210,730     0.06%
   7.00%, due 12/15/27
Government National Mortgage Association                $ 26,572       $ 28,329     0.01%
   7.00%, due 7/15/25
Government National Mortgage Association                $739,834       $760,009     0.23%
   5.50%, due 8/15/33
Government National Mortgage Association                $387,268       $402,564     0.12%
   6.00%, due 11/15/33
Government National Mortgage Association                $    645       $    679     0.00%(b)
   6.50%, due 4/15/29
Government National Mortgage Association                $  2,542       $  2,680     0.00%(b)
   6.50%, due 5/15/29
Government National Mortgage Association                $258,435       $272,337     0.08%
   6.50%, due 5/15/31
Government National Mortgage Association                $180,555       $190,224     0.06%
   6.50%, due 7/15/32
Government National Mortgage Association                $    150       $    158     0.00%(b)
   6.50%, due 8/15/29

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Government National Mortgage Association              $  117,764     $  124,734     0.04%
   7.00%, due 10/15/11
Government National Mortgage Association              $   44,365     $   47,200     0.01%
   7.00%, due 11/15/27
Government National Mortgage Association              $   55,182     $   58,830     0.02%
   7.00%, due 12/15/25
Government National Mortgage Association              $  407,712     $  411,074     0.12%
   5.00%, due 8/15/33
                                                                     ----------     ----
TOTAL GNMA                                                           $3,750,110     1.10%(g)
                                                                     ----------     ----

INVESTMENT COMPANIES
CAPITAL MARKETS
S&P 500 Index-SPDR Trust, Series 1 (h)                     4,250     $  502,180     0.15%
                                                                     ----------     ----
TOTAL CAPITAL MARKETS                                                $  502,180     0.15%
                                                                     ----------     ----
TOTAL U.S. Treasury Bonds                                            $  502,180     0.15%
                                                                     ----------     ----

U.S. TREASURY BONDS
United States Treasury Bond                           $2,150,000     $2,331,239     0.70%
   5.25%, due 2/15/29
United States Treasury Bond                           $1,800,000     $2,158,805     0.65%
   6.25%, due 8/15/23
                                                                     ----------     ----
TOTAL U.S. TREASURY BONDS                                           $4,490,044     1.35%(g)
                                                                     ----------     ----
U.S. TREASURY NOTES
United States Treasury Note                           $2,000,000     $1,993,594     0.60%
   3.625%, due 1/15/10 (j)
United States Treasury Note                           $2,875,000     $2,931,040     0.88%
   4.625%, due 5/15/06
United States Treasury Note                           $2,000,000     $2,029,766     0.61%
   4.00%, due 6/15/09 (j)
United States Treasury Note                           $  650,000     $  681,205     0.20%
   4.75%, due 5/15/14

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
United States Treasury Note                           $  500,000    $   504,610     0.15%
   4.25%, due 11/15/14 (j)
United States Treasury Note                           $1,000,000    $ 1,010,781     0.30%
   3.875%, due 5/15/09 (j)
United States Treasury Note                           $1,000,000    $   995,625     0.30%
   3.125%, due 5/15/07
United States Treasury Note                           $2,000,000    $ 1,983,438     0.59%
   1.875%, due 11/30/05
United States Treasury Note                           $2,000,000    $ 1,971,016     0.59%
   1.625%, due 2/28/06
United States Treasury Note                           $4,750,000    $ 4,711,777     1.41%
   4.00%, due 2/15/14 (j)
                                                                    -----------     ----
TOTAL U.S. TREASURY NOTES                                           $18,812,852     5.63%(g)
                                                                    -----------     ----
YANKEE BONDS (d)
CONGLOMERATE/DIVERSIFIED MANUFACTURING
Tyco International Group S.A.                         $  100,000    $   107,461     0.03%
   6.125%, due 1/15/09
                                                                    -----------     ----
TOTAL CONGLOMERATE/DIVERSIFIED MANUFACTURING                        $   107,461     0.03%
                                                                    -----------     ----

INTEGRATED OIL
Norsk Hydro ASA                                       $  100,000    $   123,859     0.04%
   7.25%, due 9/23/27
                                                                    -----------     ----
TOTAL INTEGRATED OIL                                                $   123,859     0.04%
                                                                    -----------     ----

PROPERTY & CASUALTY INSURANCE
ACE Ltd.                                              $   75,000    $    77,762     0.02%
   6.00%, due 4/1/07
                                                                    -----------     ----
TOTAL PROPERTY & CASUALTY INSURANCE                                 $    77,762     0.02%
                                                                    -----------     ----

RAILROADS
Canadian National Railway Co.                         $   50,000    $    63,164     0.02%
   7.625%, due 5/15/23
                                                                    -----------     ----
TOTAL RAILROADS                                                     $    63,164     0.02%
                                                                    -----------     ----

SECONDARY OIL & GAS PRODUCERS
Burlington Resources, Inc.                            $  100,000    $   111,525     0.03%
   6.50%, due 12/1/11
EnCana Corp.                                          $  100,000    $   110,338     0.03%
   6.30%, due 11/1/11

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                    -----------     ----
TOTAL SECONDARY OIL & GAS PRODUCERS                                 $   221,863     0.06%
                                                                    -----------     ----
TOTAL YANKEE BONDS                                                  $   594,109     0.17%
                                                                    -----------     ----

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
7-Eleven, Inc.                                        $1,000,000    $   999,613     0.30%
   2.32% due 2/7/05
7-Eleven, Inc.                                        $  500,000    $   499,735     0.15%
   2.38% due 2/9/05
7-Eleven, Inc.                                        $  500,000    $   499,800     0.15%
   2.40% due 2/7/05
Cooperative Association of Tractor Dealer             $5,000,000    $ 5,000,000     1.50%
   2.33% due 2/1/05
Dealers Captial Access Trust                          $  900,000    $   899,942     0.27%
   2.33% due 2/2/05
Dealers Captial Access Trust                          $  900,000    $   899,367     0.27%
   2.53% due 2/11/05
E.I. du Pont de Nemours & Co.                         $1,800,000    $ 1,799,324     0.54%
   2.25% due 2/7/05
Federal National Mortgage Association                 $  315,000    $   314,942     0.09%
   2.22% due 2/4/05
Federal National Mortgage Association                 $1,317,000    $ 1,316,504     0.39%
   2.26% due 2/7/05
Florida Power & Light Co.                             $1,100,000    $ 1,099,504     0.33%
   2.32% due 2/8/05
Goldman Sachs Group, Inc. (The)                       $1,100,000    $ 1,099,312     0.33%
   2.50% due 2/10/05
Guardian Industries Corp.                             $  375,000    $   374,928     0.11%
   2.31% due 2/4/05
Inter-American Development Bank                       $1,000,000    $   999,161     0.30%
   2.32% due 2/14/05
International Bank of Reconstruction &
   Development                                        $  525,000    $   524,902     0.16%
   2.23% due 2/4/05
International Business Machines Corp.                 $1,000,000    $   999,053     0.30%
   2.27% due 2/16/05
USAA Capital Corp.                                    $3,700,000    $ 3,699,769     1.11%
   2.25% due 2/2/05
                                                                    -----------     ----
TOTAL COMMERCIAL PAPER                                              $21,025,856     6.30%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
U.S. TREASURY BILLS
United States Treasury Bill                           $1,000,000    $   999,491     0.30%
   2.035% due 2/10/05
United States Treasury Bill                           $7,000,000    $ 6,959,449     2.08%
   2.56% due 4/28/05
United States Treasury Bill                           $10,100,00    $10,035,845     3.00%
   2.58% due 5/5/05
                                                                    -----------     ----
TOTAL U.S. TREASURY BILLS                                           $17,994,785     5.38%
                                                                    -----------     ----

INVESTMENT COMPANIES
AIM Institutional Funds Group (k)                        521,161    $   521,161     0.16%
                                                                    -----------     ----
Total Investment Companies                                          $   521,161     0.16%
                                                                    -----------     ----

MASTER NOTE
Banc of America Securities LLC                        $  500,000    $   500,000     0.15%
   2.58%, due 2/1/05 (k)
                                                                    -----------     ----
Total Master Note                                                   $   500,000     0.15%
                                                                    -----------     ----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $300,021 (k)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $335,454 and a Market Value
   of $306,011)                                       $  300,000    $   300,000     0.09%
                                                                    -----------     ----

Deutsche Bank Securities, Inc.
   2.56%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $1,000,071 (k)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $1,136,395 and a Market Value
   of $1,020,000)                                     $1,000,000    $ 1,000,000     0.30%
                                                                    -----------     ----

Dresdner Kleinwort Wasserstein Securities,
   LCC
   2.57%, dated 1/31/05
   due 2/1/05

   Proceeds at Maturity
   $1,500,107 (k)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $1,525,688 and a Market Value
   of $1,575,053)                                           $1,500,000   $   1,500,000      0.45%
                                                                         -------------    ------

Lehman Brothers, Inc.
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $6,000,425 (k)
   (Collateralized by Various Bonds
      with a Principal Amount of
      $6,804,538 and a Market Value
      of $6,299,519)                                        $6,000,000   $   6,000,000      1.80%
                                                                         -------------    ------

Merrill Lynch Pierce Fenner & Smith, Inc.
   2.58%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $1,000,072 (k)
   (Collateralized by Various Bonds
      with a Principal Amount of
      $982,682 and a Market Value
      of $1,050,020)                                        $1,000,000   $   1,000,000      0.30%
                                                                         -------------    ------

Morgan Stanley & Co., Inc.
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $2,000,142 (k)
   (Collateralized by Various Bonds
      with a Principal Amount of
      $2,922,126 and a Market Value
      of $2,103,522)                                        $2,000,000   $   2,000,000      0.60%
                                                                         -------------    ------

Total Repurchase Agreements                                              $  11,800,000      3.54%
                                                                         -------------    ------
Total Short-Term Investments                                             $  51,841,802     15.53%
                                                                         -------------    ------
TOTAL INVESTMENTS
   (Cost $307,566,657) (l)                                               $ 353,145,236   105.67%(m)
                                                                         -------------   ------
Liabilities in Excess of Cash and Other Assets                            ($18,955,131)   -5.67%
                                                                         -------------   ------
NET ASSETS                                                               $ 334,190,105   100.00%
                                                                         =============   ======

                                                CONTRACTS     APPRECIATION/
                                                   LONG     (DEPRECIATION)(n)
                                                ---------   -----------------
FUTURES CONTRACTS

AUSTRALIA
S&P ASX 200 Index
   March 2005                                         127          $   40,391        0.01%
                                                                   ----------        ----

ITALY
Milan MIB 30 Index
   March 2005                                         45           $  254,935        0.08%
                                                                   ----------        ----

UNITED STATES
United States Treasury Note
   March 2005 (10 Year)                               136          $  215,713        0.06%
                                                                   ----------        ----

Total Contracts Long
   (Settlement Value
   $34,538,093)                                                    $  511,039        0.15%
                                                                   ----------        ----

                                                CONTRACTS
                                                  SHORT
                                                ---------
UNITED STATES
Standard & Poor's 500 Index
   March 2005                                          99          $  453,894        0.14%

Standard & Poor's MidCap 400 Index
   March 2005                                          33          $   40,402        0.01%

Total Contracts Short
   (Settlement Value
   $39,923,400)                                                    $  494,296        0.15%
                                                                   ----------        ----

Total Futures Contracts
   (Settlement Value
   $5,385,307) (g)(i)                                              $1,005,335        0.30%
                                                                   ==========        ====

----------
(a)  Non-income producing security.

(b)  Less than one hundredth of a percent.

(c)  May be sold to institutional investors only.

(d) Yankee Bond - dollar denominated bond issued in the United States by foreign banks and corporations.

(e) TBA: Securities purchased on a forward commitment basis with an apporximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2005 is $7,052,969.

(f) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.

(g) The combined market value of U.S. Government & Federal Agencies investments and settlement value of U.S. Treasury Note futures contracts represents
     25.2 % of net assets.

(h) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(i) The combined market value of common stocks and settlement value of Index futures contracts represents approximately 79.1% of net assets.

(j)  Represents securities out on loan or a portion which is out on loan.

(k) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(l)  The cost for federal income tax purposes is $311,773,376.

(m) At January 31, 2005 net unrealized appreciation was $41,371,860 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $48,915,667, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,543,807.

(n) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2005.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY CASH RESERVES FUND
CORPORATE ASSET-BACKED
Americredit Automobile Receivables Trust
   Series 2004-CA Class A1                           $ 1,701,759    $ 1,701,759      0.35%
   1.765%, due 9/6/05 (c)
Capital One Auto Finance Trust
   Series 2004-B Class A1                            $ 1,041,134    $ 1,041,134      0.21%
   2.45%, due 10/17/05 (b)(c)
Capital One Prime Auto Receivable Trust
   Series 2004-3 Class A1                            $ 4,438,058    $ 4,438,058      0.90%
   2.517%, due 12/15/05 (c)
Nissan Auto Receivables Owner Trust                  $   772,818    $   772,818      0.16%
   1.64%, due 7/15/05 (c)
Nissan Auto Receivables Owner Trust                  $ 1,747,453    $ 1,747,453      0.36%
   1.93%, due 9/15/05 (c)
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A1                            $ 5,000,000    $ 5,000,000      1.02%
   2.64%, due 1/17/06 (c)
USAA Auto Owner Trust Series 2004-3 Class A1         $ 7,420,247    $ 7,420,247      1.51%
   2.337%, due 11/15/05 (c)
World Omni Auto Receivables Trust
   Series 2005-A Class A1                            $ 5,000,000    $ 5,000,000      1.02%
   2.78%, due 2/12/06 (c)
                                                                    -----------     -----
TOTAL CORPORATE ASSET-BACKED                                        $27,121,469      5.53%
                                                                    -----------     -----

CORPORATE BONDS
Colgate-Palmolive Co.                                $ 2,000,000    $ 2,010,351      0.41%
   3.98%, due 4/29/05 (c)
Colgate-Palmolive Co. Series E                       $ 2,000,000    $ 2,009,234      0.41%
   3.98%, due 4/29/05 (c)
3M Co.                                               $ 2,000,000    $ 2,047,359      0.42%
   5.674%, due 12/12/05 (a)(c)
General Electric Co.                                 $13,000,000    $13,008,898      2.64%
   2.743%, due 10/24/05 (b)(c)
Goldman Sachs Group, Inc. (The)                      $10,000,000    $10,263,415      2.09%
   7.625%, due 8/17/05
J.P. Morgan Chase & Co. Series C                     $15,000,000    $15,001,752      3.05%
   2.61%, due 2/24/05 (c)
Lehman Brothers Holdings, Inc. Series A              $ 7,000,000    $ 7,000,000      1.42%
   2.47%, due 5/16/05 (b)(c)
Nationwide Building Society                          $10,000,000    $10,002,233      2.03%
   2.743%, due 7/22/05 (a)(b)(c)
Pfizer, Inc.                                         $17,000,000    $17,000,000      3.45%
   2.12%, due 11/4/05 (b)(c)
                                                                    -----------     -----
TOTAL CORPORATE BONDS                                               $78,343,242     15.92%
                                                                    -----------     -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CERTIFICATE OF DEPOSIT
Dresdner Bank AG                                     $10,000,000    $10,000,000     2.03%
   1.97%, due 5/10/05 (d)
HBOS Treasury Services                               $10,000,000    $10,002,594     2.03%
   3.05%, due 12/30/05 (d)
Suntrust Bank                                        $ 5,500,000    $ 5,500,000     1.12%
   2.07%, due 2/22/05
Toronto Dominion Bank                                $10,170,000    $10,170,000     2.07%
   2.43%, due 3/3/05 (d)
UBS AG Stamford, Connecticut                         $10,000,000    $ 9,998,014     2.03%
   2.47%, due 7/5/05
                                                                    -----------     ----
TOTAL CERTIFICATE OF DEPOSIT                                        $45,670,608     9.28%
                                                                    -----------     ----

COMMERCIAL PAPER
ABN-Amro North America Finance, Inc.                 $ 7,625,000    $ 7,611,561     1.55%
   2.35% due 2/28/05
Bristol-Myers Squibb Co.                             $ 6,511,000    $ 6,506,677     1.32%
   2.39% due 2/11/05 (a)
British Transco Capital, Inc.                        $14,150,000    $14,150,000     2.88%
   2.50% due 2/1/05 (a)
Cafco LLC                                            $10,000,000    $ 9,990,900     2.03%
   2.34% due 2/15/05 (a)
CIT Group, Inc.                                      $14,049,000    $14,023,310     2.85%
   2.27% due 3/2/05
CIT Group, Inc.                                      $ 4,800,000    $ 4,780,727     0.97%
   2.45% due 4/1/05
Coca-Cola Enterprises, Inc.                          $10,000,000    $ 9,994,250     2.03%
   2.30% due 2/10/05 (a)
Countrywide Home Loans, Inc.                         $ 7,503,000    $ 7,496,497     1.52%
   2.40% due 2/14/05
Countrywide Home Loans, Inc.                         $ 9,032,000    $ 9,032,000     1.84%
   2.32% due 2/1/05
CRC Funding LLC                                      $ 5,000,000    $ 4,993,146     1.01%
   2.35% due 2/22/05 (a)
CRC Funding LLC                                      $ 8,000,000    $ 7,983,867     1.62%
   2.42% due 3/3/05 (a)
CXC, Inc.                                            $ 4,671,000    $ 4,668,384     0.95%
   2.24% due 2/10/05 (a)
Diageo Capital PLC                                   $10,000,000    $ 9,985,369     2.03%
   2.29% due 2/24/05 (a)
Edison Asset Securitization LLC                      $ 6,554,000    $ 6,536,386     1.33%
   2.25% due 3/16/05 (a)
Edison Asset Securitization LLC                      $ 6,158,000    $ 6,128,139     1.25%
   2.53% due 4/11/05 (a)
Gannett Co., Inc.                                    $ 4,788,000    $ 4,785,553     0.97%
   2.30% due 2/9/05 (a)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Govco, Inc.                                          $ 5,681,000    $ 5,679,987     1.15%
   2.14% due 2/4/05 (a)
HBOS Treasury Services                               $ 3,223,000    $ 3,223,000     0.65%
   2.03% due 2/1/05
HBOS Treasury Services                               $ 9,000,000    $ 8,964,650     1.82%
   2.485% due 3/29/05
Ing Funding LLC                                      $ 4,219,000    $ 4,209,549     0.86%
   2.24% due 3/9/05
Ing Funding LLC                                      $10,000,000    $ 9,996,167     2.03%
   2.30% due 2/7/05
Goldman Sachs Group, Inc. (The)                      $15,000,000    $14,984,875     3.05%
   2.42% due 2/16/05
Goldman Sachs Group, Inc. (The)                      $ 3,664,000    $ 3,662,247     0.74%
   2.46% due 2/8/05
Lehman Brothers Holdings, Inc.                       $ 8,000,000    $ 7,968,907     1.62%
   2.097% due 4/8/05
Liberty Street Funding Co.                           $11,009,000    $10,996,263     2.23%
   2.45% due 2/18/05 (a)
Morgan Stanley Dean Witter & Co.                     $ 7,770,000    $ 7,768,917     1.58%
   2.51% due 2/3/05
Morgan Stanley Dean Witter & Co.                     $ 2,640,000    $ 2,639,831     0.54%
   2.30% due 2/2/05
Morgan Stanley Dean Witter & Co.                     $10,000,000    $ 9,990,783     2.03%
   2.37% due 2/15/05
PepsiCo, Inc.                                        $ 5,000,000    $ 4,995,586     1.02%
   2.27% due 2/15/05 (a)
Pitney Bowes, Inc.                                   $ 7,238,000    $ 7,235,105     1.47%
   2.40% due 2/7/05
Procter & Gamble Co. (The)                           $10,000,000    $ 9,991,658     2.03%
   2.31% due 2/14/05 (a)
Procter & Gamble Co. (The)                           $ 1,340,000    $ 1,336,337     0.27%
   2.40% due 3/14/05 (a)
Sheffield Receivables Corp.                          $10,000,000    $ 9,990,589     2.03%
   2.42% due 2/15/05 (a)
Sheffield Receivables Corp.                          $10,000,000    $ 9,965,694     2.03%
   2.47% due 3/23/05 (a)
Siemens Capital Corp.                                $15,298,000    $15,269,920     3.10%
   2.36% due 3/1/05
Svenska Handelsbanken AB                             $ 8,000,000    $ 8,000,000     1.63%
   2.29% due 2/1/05
Three Pillars Funding Corp.                          $ 5,617,000    $ 5,603,260     1.14%
   2.38% due 3/10/05 (a)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Westpac Capital Corp.                                $11,399,000   $ 11,384,837       2.31%
   2.13% due 2/22/05
Windmill Funding Corp.                               $10,000,000   $  9,985,883       2.03%
   2.31% due 2/23/05 (a)
Windmill Funding Corp.                               $10,515,000   $ 10,503,924       2.13%
   2.37% due 2/17/05 (a)
World Omni Vehicle Leasing, Inc.                     $   535,000   $    534,966       0.11%
   2.25% due 2/2/05 (a)
                                                                   ------------     ------
TOTAL COMMERCIAL PAPER                                             $323,549,701      65.75%
                                                                   ------------     ------

FNMA
Federal National Mortgage Association                $10,000,000   $ 10,000,000       2.03%
   1.75%, due 5/23/05 (c)
                                                                   ------------     ------
TOTAL FNMA                                                         $ 10,000,000       2.03%
                                                                   ------------     ------

U.S. TREASURY BILLS
United States Treasury Bill                          $ 5,775,000   $  5,774,400       1.17%
   1.87% due 2/3/05
                                                                   ------------     ------
TOTAL U.S. TREASURY BILLS                                          $  5,774,400       1.17%
                                                                   ------------     ------

U.S. TREASURY NOTES
United States Treasury Note                          $ 3,000,000   $  3,001,344       0.61%
   1.625%, due 3/31/05 (c)
United States Treasury Note                          $ 5,000,000   $  5,002,436       1.02%
   1.625%, due 4/30/05 (c)
                                                                   ------------     ------
TOTAL U.S. TREASURY NOTES                                          $  8,003,780       1.63%
                                                                   ------------     ------
TOTAL INVESTMENTS
   (Amortized Cost $498,463,200) (e)                               $498,463,200     101.31%
                                                                   ------------     ------

Liabilities in Excess of Cash and Other
   Assets                                                           ($6,380,322)     -1.31%
                                                                   ------------     ------
NET ASSETS                                                         $492,082,878     100.00%
                                                                   ============     ======

(a)  May be sold to institutional investors only.

(b)  Floating Rate. Rate shown is the rate in effect at January 31, 2005.

(c)  Coupon interest bearing security.

(d) Yankee certificate of deposit (CD) - dollar-denominated CD issued issued in the United States by foreign banks and corporations.

(e) The cost stated also represents the aggregate cost for federal income tax purposes.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY FLOATING RATE FUND
FOREIGN CORPORATE BONDS
BROADCASTING & CABLE TV
Intelsat Bermuda Ltd.                                 $1,000,000     $1,030,000     0.21%
   7.794%, due 1/15/12 (a)
                                                                     ----------     ----
TOTAL BROADCASTING & CABLE TV                                        $1,030,000     0.21%
                                                                     ----------     ----
TOTAL FOREIGN CORPORATE BONDS                                        $1,030,000     0.21%
   (COST $1,000,000)
                                                                     ----------     ----

FLOATING RATE LOANS (b)
AEROSPACE & DEFENSE
TransDigm, Inc. Term Loan                             $2,478,769     $2,508,204     0.51%
   4.67%, due 7/22/10
Vought Aircraft Industries, Inc. Term Loan            $4,500,000     $4,561,875     0.94%
   5.08%, due 12/22/11
                                                                     ----------     ----
TOTAL AEROSPACE & DEFENSE                                            $7,070,079     1.45%
                                                                     ----------     ----
ALUMINUM
Novelis, Inc. US Term Loan                            $2,538,462     $2,558,028     0.52%
   4.125%, due 1/10/12
                                                                     ----------     ----
TOTAL ALUMINUM                                                       $2,558,028     0.52%
                                                                     ----------     ----
APPAREL, ACCESSORIES & LUXURY GOODS
Jostens IH Corp. Term Loan C                          $4,750,000     $4,792,413     0.98%
   4.809%, due 10/4/11
St. John's Knits International, Inc. Term
   Loan B                                             $1,812,819     $1,827,925     0.37%
   5.688%, due 7/31/07
                                                                     ----------     ----
TOTAL APPAREL, ACCESSORIES & LUXURY GOODS                            $6,620,338     1.35%
                                                                     ----------     ----

AUTO PARTS & EQUIPMENT
Affinia Group, Inc. Term Loan B                       $2,375,000     $2,410,031     0.49%
   TBA 5.44%, due 11/30/11
Collins & Aikman Products Co. Tranche B-1
   Term Loan                                          $1,400,000     $1,402,334     0.29%
   6.34%, due 8/31/11
Collins & Aikman Products Co. Term Loan
   (Supplemental)                                     $  596,491     $  598,355     0.12%
   6.42%, due 8/31/09
Dayco Products LLC Term Loan B                        $2,985,000     $3,022,313     0.62%
   5.12% - 5.77%, due 6/23/11
Key Automotive Group Term Loan B                      $1,436,735     $1,459,183     0.29%
   5.40% - 5.58%, due 6/29/10
Key Automotive Group Term Loan C                      $2,000,000     $2,010,000     0.41%
   8.15% - 8.33%, due 6/29/11
Safelite Glass Corp. Term Loan A                      $  383,369     $  322,030     0.07%
   7.06%, due 9/30/07
Safelite Glass Corp. Term Loan B                      $  616,631     $  517,970     0.11%
   7.56%, due 9/30/07

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TRW Automotive Holdings Corp. Term Loan B             $2,000,000    $ 2,002,916     0.41%
   4.375%, due 6/30/12
TRW Automotive Holdings Corp. Term Loan E             $2,000,000    $ 2,006,876     0.41%
   5.21%, due 10/31/10
United Components, Inc. Tranche C Term Loan           $  348,000    $   351,915     0.07%
   4.78%, due 6/30/10
                                                                    -----------     ----
TOTAL AUTO PARTS & EQUIPMENT                                        $16,103,923     3.29%
                                                                    -----------     ----

BROADCASTING & CABLE TV
Atlantic Broadband Finance LLC Term Loan B            $3,000,000    $ 3,054,999     0.62%
   5.69%, due 8/10/11
Bragg Communications, Inc. Term Loan B                $2,992,500    $ 3,029,906     0.62%
   4.90%, due 8/31/11
Charter Operating Co. LLC Term Loan B                 $4,979,988    $ 4,959,092     1.02%
   5.98%, due 4/7/11
Emmis Operating Co. Term Loan B                       $3,000,000    $ 3,028,332     0.62%
   4.17%, due 11/10/11
Insight Midwest/Insight Capital Corp.
   Term Loan B                                        $1,984,962    $ 2,014,737     0.40%
   5.188%, due 12/31/09
MCC Iowa LLC (Mediacom) Term Loan B                   $1,964,130    $ 1,985,735     0.40%
   4.89% - 5.29%, due 9/30/10
Nexstar/Mission Broadcasting Inc. Term Loan D         $2,985,000    $ 2,999,925     0.61%
   4.31%, due 12/31/10
Olympus Cable Holdings, Inc. Term Loan B              $3,000,000    $ 2,973,750     0.61%
   7.25%, due 9/30/10
Persona Cable, Inc. Term Loan B                       $2,985,000    $ 3,012,984     0.62%
   5.56%, due 7/27/11
Rainbow National Services LLC Term B Loan             $1,000,000    $ 1,012,917     0.21%
   5.19%, due 3/31/12
UPC Financing Term Loan                               $4,000,000    $ 4,047,144     0.83%
   5.98%, due 12/31/11
                                                                    -----------     ----
TOTAL BROADCASTING & CABLE TV                                       $32,119,521     6.56%
                                                                    -----------     ----

                                                      SHARES/PRINCIPAL
                                                           AMOUNT        MARKET VALUE   % NET ASSETS
                                                      ----------------   ------------   ------------
BUILDING PRODUCTS
Atrium Cos., Inc. Term Loan                                 $2,000,000     $2,023,334     0.42%
   6.75%, due 12/28/11
Masonite International Corp.
   Tranche C-2 Term Loan                                    $  992,491     $  994,013     0.20%
   4.6875% - 4.875%, due 8/31/08
Nortek, Inc. Term Loan                                      $2,992,500     $3,038,636     0.62%
   4.62% - 6.75%, due 8/27/11
                                                                           ----------     ----
TOTAL BUILDING PRODUCTS                                                    $6,055,983     1.24%
                                                                           ----------     ----

CASINOS & GAMING
Boyd Gaming Corp. Term Loan B                               $3,477,513     $3,519,896     0.72%
   3.92% - 4.53%, due 6/30/11
Venitian Casino Resort LLC Term Loan B                      $2,590,909     $2,629,773     0.54%
   4.90%, due 6/15/11
                                                                           ----------     ----
TOTAL CASINOS & GAMING                                                     $6,149,669     1.26%
                                                                           ----------     ----

COMMODITY CHEMICALS
Huntsman International LLC Term Loan B                      $5,741,885     $5,819,401     1.19%
   5.00%, due 12/31/10
                                                                           ----------     ----
TOTAL COMMODITY CHEMICALS                                                  $5,819,401     1.19%
                                                                           ----------     ----

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
Agco Corp. Term Loan                                        $1,340,384     $1,362,166     0.28%
   4.47% - 4.55%, due 1/31/06
New Flyer Term Loan                                         $  380,952     $  385,238     0.08%
   4.139%, due 2/27/10
New Flyer Term Loan B                                       $1,112,429     $1,124,943     0.23%
   4.339%, due 2/27/10
Terex Corp. Term Loan B                                     $3,104,253     $3,131,415     0.64%
   4.40% - 4.469%, due 7/3/09
                                                                           ----------     ----
TOTAL CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS                         $6,003,762     1.23%
                                                                           ----------     ----

DISTILERS & VINTNERS
Constellation Brands, Inc. Term Loan B                      $3,125,000     $3,163,503     0.65%
   4.25% - 4.75%, due 11/30/11
                                                                           ----------     ----
TOTAL DISTILERS & VINTNERS                                                 $3,163,503     0.65%
                                                                           ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
DIVERSIFIED CHEMICALS
BCP Crystal US Holdings Corp.
   Dollar Term Loan B 1st Lien                        $2,144,625     $2,144,625     0.44%
   4.81%, due 4/6/11
Brentag Term Loan B                                   $2,000,000     $2,014,400     0.41%
   4.73%, due 2/27/12
                                                                     ----------     ----
TOTAL DIVERSIFIED CHEMICALS                                          $4,159,025     0.85%
                                                                     ----------     ----

DIVERSIFIED COMMERCIAL SERVICES
Central Parking Corp. Term Loan B                     $  261,514     $  265,764     0.05%
   5.06%, due 3/31/10
Coinstar, Inc. Term Loan                              $1,247,117     $1,265,823     0.26%
   4.84%, due 7/7/11
Pike Electric, Inc. Term Loan                         $2,600,000     $2,640,625     0.54%
   4.6875%, due 7/2/12
Pike Electric, Inc. Tranche C Term Loan               $1,000,000     $1,013,125     0.21%
   4.75%, due 12/10/12
                                                                     ----------     ----
TOTAL DIVERSIFIED COMMERCIAL SERVICES                                $5,185,337     1.06%
                                                                     ----------     ----

DIVERSIFIED METALS & MINING
CONSOL Energy, Inc.
   Tranche B Credit Linked Deposit                    $3,000,000     $3,003,750     0.61%
   4.89%, due 6/11/10
Foundation PA Coal Co. Term Loan B                    $3,276,596     $3,320,011     0.68%
   4.56% - 4.78%, due 7/30/11
International Mills Service Tranche C Term
   Loan                                               $2,000,000     $2,030,000     0.42%
   4.92% - 7.00%, due 12/31/10
                                                                     ----------     ----
TOTAL DIVERSIFIED METALS & MINING                                    $8,353,761     1.71%
                                                                     ----------     ----

DRUG RETAIL
Jean Coutu Group, Inc. (The) Term Loan B              $4,992,500     $5,063,643     1.04%
   4.4375% - 5.00%, due 7/30/11
                                                                     ----------     ----
TOTAL DRUG RETAIL                                                    $5,063,643     1.04%
                                                                     ----------     ----

ELECTRIC UTILITIES
Allegheny Energy Supply Co. LLC Term Advance          $1,141,982     $1,162,823     0.24%
   4.81%, due 3/8/11
                                                                     ----------     ----
TOTAL ELECTRIC UTILITIES                                             $1,162,823     0.24%
                                                                     ----------     ----

ELECTRICAL COMPONENTS & EQUIPMENT
Exide Technologies, Inc. US Term Loan D               $1,176,470     $1,135,294     0.23%
   5.875% - 6.125%, due 5/5/10
PP Acquisition Corp. Term Loan                        $4,885,506     $4,946,575     1.01%
   4.67%, due 11/12/11
                                                                     ----------     ----
TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                              $6,081,869     1.24%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS
Invensys International Holdings, Ltd. Term
   Loan B                                             $  972,960     $  980,257     0.20%
   5.439%, due 3/5/09
Invensys International Holdings, Ltd. Term
   Loan B                                             $2,965,736     $3,012,076     0.62%
   6.091%, due 9/5/09
                                                                     ----------     ----
TOTAL ELECTRONIC EQUIPMENT MANUFACTURERS                             $3,992,333     0.82%
                                                                     ----------     ----

ENVIROMENTAL SERVICES
Allied Waste Industries, Inc. Term Loan D             $  981,531     $  993,923     0.20%
   4.90%, due 1/15/10
Allied Waste North America, Inc. Term Loan B          $  981,373     $  995,392     0.20%
   4.47% - 5.24%, due 1/15/10
Allied Waste North America, Inc. Tranche A
   Credit Linked                                      $  565,488     $  572,557     0.12%
   5.40%, due 1/15/10
                                                                     ----------     ----
TOTAL ENVIROMENTAL SERVICES                                          $2,561,872     0.52%
                                                                     ----------     ----

FERTILIZERS & AGRICULTURAL CHEMICALS
United Industries Corp. Term Loan                     $2,728,164     $2,728,164     0.56%
   4.63% - 4.92%, due 4/30/11
United Industries Corp. 2nd Lien Term Loan            $1,743,120     $1,743,120     0.35%
   6.63% - 6.92%, due 10/31/11
                                                                     ----------     ----
TOTAL FERTILIZERS & AGRICULTURAL CHEMICALS                           $4,471,284     0.91%
                                                                     ----------     ----

FOREST PRODUCTS
RLC Industries Co. Term Loan B                        $3,719,360     $3,721,685     0.76%
   3.92%, due 2/24/10
                                                                     ----------     ----
TOTAL FOREST PRODUCTS                                                $3,721,685     0.76%
                                                                     ----------     ----

FOREST PRODUCTS & PAPER
Boise Cascade LLC Term Loan B                         $2,082,192     $2,108,436     0.43%
   4.844%, due 10/28/11
Boise Cascade LLC Term Loan C                         $1,917,808     $1,918,462     0.39%
   4.844%, due 10/29/10

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                     ----------     ----
TOTAL FOREST PRODUCTS & PAPER                                        $4,026,898     0.82%
                                                                     ----------     ----

HEALTH CARE DISTRIBUTORS
VWR International, Inc. Term Loan B                   $2,746,000     $2,790,623     0.57%
   5.17%, due 4/7/11
                                                                     ----------     ----
TOTAL HEALTH CARE DISTRIBUTORS                                       $2,790,623     0.57%
                                                                     ----------     ----

HEALTH CARE EQUIPMENT
Dade Behring Holdings, Inc. Term Loan B               $2,187,079     $2,200,748     0.45%
   4.313%, due 10/3/08
Medical Device Manufacturing/UTI Term Loan B          $2,985,000     $3,003,656     0.61%
   5.578% - 5.73%, due 6/30/10
Sunrise Medical Holdings, Inc. Term Loan B            $3,987,500     $4,017,406     0.82%
   5.813%, due 5/13/10
                                                                     ----------     ----
TOTAL HEALTH CARE EQUIPMENT                                          $9,221,810     1.88%
                                                                     ----------     ----

HEALTH CARE FACILITIES
Community Health Systems, Inc. Term Loan              $4,992,500     $5,029,165     1.03%
   4.15%, due 8/19/11
Vanguard Health Holdings Co. II Term Loan             $1,995,000     $2,028,665     0.41%
   5.79%, due 9/23/11
                                                                     ----------     ----
TOTAL HEALTH CARE FACILITIES                                         $7,057,830     1.44%
                                                                     ----------     ----

HEALTH CARE SERVICES
Alliance Imaging, Inc. Term Loan C                    $5,000,000     $5,037,500     1.03%
   4.688% - 5.00%, due 12/29/11
Concentra Operating Corp. Term Loan                   $3,290,634     $3,324,913     0.68%
   4.88% - 5.10%, due 6/30/11
DaVita, Inc. Term Loan B                              $2,975,560     $2,978,747     0.61%
   3.98% - 4.775%, due 3/31/09

                                                SHARES/PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
DaVita, Inc. Term Loan C                              $1,995,000    $ 1,997,137     0.41%
   4.13% - 4.168%, due 6/30/10
US Oncology, Inc. Term Loan B                         $2,489,994    $ 2,519,562     0.51%
   4.875% - 5.51%, due 8/20/11
                                                                    -----------     ----
TOTAL HEALTH CARE SERVICES                                          $15,857,859     3.24%
                                                                    -----------     ----

HEALTH CARE SUPPLIES
Advanced Medical Optics, Inc. Term Loan               $1,551,940    $ 1,565,520     0.32%
   4.49% -4.50%, due 6/25/09
                                                                    -----------     ----
TOTAL HEALTH CARE SUPPLIES                                          $ 1,565,520     0.32%
                                                                    -----------     ----

HOME FURNISHINGS
Berkline/Benchcraft LLC 1st Lien Term Loan            $2,250,000    $ 2,238,750     0.46%
   5.564%, due 11/3/11
Berkline/Benchcraft LLC 2nd Lien Term Loan            $  750,000    $   755,625     0.15%
   10.50%, due 5/3/12
Sealy Mattress Co. Term Loan C                        $2,517,857    $ 2,551,428     0.52%
   4.45% - 4.65%, due 8/6/12
Simmons Co. Term Loan C                               $1,439,511    $ 1,457,505     0.30%
   4.75% - 6.75%, due 12/19/11
Simmons Co. Sr. Unsecured Floater                     $2,000,000    $ 2,038,334     0.42%
   7.00%, due 6/19/12
                                                                    -----------     ----
TOTAL HOME FURNISHINGS                                              $ 9,041,642     1.85%
                                                                    -----------     ----
HOUSEHOLD PRODUCTS
Amscan Holdings, Inc. Term Loan                       $4,990,000    $ 5,005,594     1.02%
   5.29% - 7.00%, due 4/30/12
Johnsondiversey Holdings, Inc. Term Loan B            $1,850,808    $ 1,879,726     0.38%
   4.43% - 4.64%, due 11/3/09
Rayovac Corp. Term Loan C                             $  939,083    $   947,692     0.20%
   4.78% - 6.75% due 9/30/09
Solo Cup Co. Term Loan B                              $1,985,000    $ 2,018,497     0.41%
   4.66% - 5.06%, due 2/27/11
                                                                    -----------     ----
TOTAL HOUSEHOLD PRODUCTS                                            $ 9,851,509     2.01%
                                                                    -----------     ----
INDUSTRIAL CONGLOMERATES
SPX Corp. Tranche B-1                                 $  580,631    $   582,808     0.12%
   4.625%, due 12/1/10
                                                                    -----------     ----
TOTAL INDUSTRIAL CONGLOMERATES                                      $   582,808     0.12%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
INDUSTRIAL MACHINERY
Flowserve Corp. Tranche C Term Loan                   $  727,866     $  740,150     0.15%
   5.15% - 5.438%, due 6/30/09
Gleason Corp. 1st Lien US Term Loan                   $1,000,000     $1,010,000     0.20%
   5.13% - 5.299%, due 7/27/11
Gleason Corp. 2nd Lien Euro Dollar Term Loan          $2,000,000     $2,035,000     0.42%
   8.097%, due 1/31/12 (c)
Mueller Industries, Inc. Term Loan                    $1,889,908     $1,906,447     0.39%
   5.15% - 6.75%, due 4/25/11
                                                                     ----------     ----
TOTAL INDUSTRIAL MACHINERY                                           $5,691,597     1.16%
                                                                     ----------     ----

INTERNET RETAIL
Ftd.com, Inc. Term Loan                               $1,985,000     $2,007,331     0.41%
   4.65%, due 2/28/11
                                                                     ----------     ----
TOTAL INTERNET RETAIL                                                $2,007,331     0.41%
                                                                     ----------     ----

INVESTMENT BANKING & BROKERAGE
RefCo Finance Holdings LLC Term Loan B                $5,050,000     $5,101,762     1.04%
   5.27%, due 8/5/11
                                                                     ----------     ----
TOTAL INVESTMENT BANKING & BROKERAGE                                 $5,101,762     1.04%
                                                                     ----------     ----

LEISURE FACILITIES
24 Hour Fitness Worldwide, Inc. Term Loan             $2,477,016     $2,501,787     0.51%
   6.063% - 6.25%, due 7/1/09

                                                SHARES/PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Six Flags Theme Parks, Inc. Term Loan B               $  489,520    $   497,016     0.10%
   4.90%, due 6/30/09
                                                                    -----------     ----
TOTAL LEISURE FACILITIES                                            $ 2,998,803     0.61%
                                                                    -----------     ----

METAL & GLASS CONTAINERS
Ball Corp. Term B Dollar Loan                         $2,079,547    $ 2,100,342     0.43%
   4.31%, due 12/19/09
BWAY Corp. Term Loan B                                $3,552,744    $ 3,606,035     0.74%
   4.75%, due 6/30/11
Graham Packaging Co., LLC Term Loan B                 $5,500,000    $ 5,570,714     1.14%
   4.875% - 5.125%, due 10/7/11
Graham Packaging Co., LLC
   Term Loan C 2nd Lien                               $1,000,000    $ 1,026,250     0.21%
   6.813%, due 4/7/12
Greif Bros. Corp. Term Loan                           $1,655,740    $ 1,670,919     0.34%
   3.88%, due 8/23/09
Kerr Group, Inc. Term Loan B                          $  858,744    $   866,257     0.18%
   6.06% - 7.75%, due 8/13/10
Owens-Brockway Glass Container, Inc.
   Term Loan B                                        $  539,945    $   548,854     0.11%
   5.23%, due 4/1/08
Owens-Illinois Group, Inc. Term Loan A1               $1,369,470    $ 1,391,518     0.28%
   4.95%, due 4/1/07
Precise Technology, Inc. 1st Lien Term Loan B         $  907,756    $   912,862     0.19%
   5.563%, due 3/22/11
Silgan Corp. Term Loan B                              $2,037,970    $ 2,060,898     0.42%
   4.33%, due 11/30/08
                                                                    -----------     ----
TOTAL METAL & GLASS CONTAINERS                                      $19,754,649     4.04%
                                                                    -----------     ----

MOVIES & ENTERTAINMENT
Loews Cineplex Entertainment Corp. Term
   Loan B                                             $2,992,500    $ 3,031,310     0.62%
   4.44% - 4.814%, due 7/30/11
Metro-Goldwyn-Mayer Studios Term Loan B               $4,990,000    $ 4,988,752     1.02%
   5.06%, due 4/30/11
Regal Cinemas, Inc. Term Loan                         $3,914,673    $ 3,957,081     0.81%
   4.56%, due 11/10/11
WMG Acquistion Corp. Term Loan                        $2,981,231    $ 3,015,390     0.62%
   4.97% - 5.38%, due 2/28/11
                                                                    -----------     ----
TOTAL MOVIES & ENTERTAINMENT                                        $14,992,533     3.07%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) Term Loan                             $2,000,000    $ 2,030,416     0.42%
   4.25% - 4.44%, due 4/30/08
Allegheny Energy Supply Co. LLC Term Advance          $  454,987    $   463,290     0.09%
   4.76% - 6.75%, due 3/8/11
Calpine Generating Co. 1st Lien Term Loan             $5,000,000    $ 5,111,250     1.04%
   6.14%, due 4/1/09
Midwest Generation LLC Term Loan B                    $4,749,966    $ 4,810,329     0.99%
   5.38% - 5.814%, due 4/27/11
NRG Energy, Inc. Term Loan                            $2,500,000    $ 2,508,379     0.51%
   4.325% - 4.515%, due 12/24/11
Reliant Energy, Inc. Term Loan                        $4,000,000    $ 4,024,284     0.82%
   4.895% - 5.068%, due 6/17/09
Texas Genco LLC Term Loan                             $2,123,077    $ 2,149,320     0.44%
   4.48%, due 12/14/07
                                                                    -----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                           $21,097,268     4.31%
                                                                    -----------     ----

OFFICE SERVICES & SUPPLIES
American Reprographics Co., LLC 1st Lien
   Term Loan B                                        $2,848,764    $ 2,870,130     0.59%
   5.26%, due 6/18/09
Language Line, Inc. Term Loan B                       $2,434,211    $ 2,463,623     0.50%
   6.77%, due 6/10/11
Relizon Term Loan                                     $  742,281    $   742,281     0.15%
   5.33% - 5.54%, due 2/20/11
                                                                    -----------     ----
TOTAL OFFICE SERVICES & SUPPLIES                                    $ 6,076,034     1.24%
                                                                    -----------     ----

OIL & GAS DRILLING
Pride Offshore, Inc. Term Loan B                      $1,856,667    $ 1,881,422     0.38%
   4.15%, due 7/26/11
                                                                    -----------     ----
TOTAL OIL & GAS DRILLING                                            $ 1,881,422     0.38%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------

OIL & GAS EQUIPMENT & SERVICES
Dresser, Inc. 1st Lien Term Loan C                    $1,853,659    $ 1,872,775     0.38%
   4.97%, due 4/10/09
Dresser Rand Group, Inc. Tranche B Dollar
   Term Loan                                          $1,351,241    $ 1,370,496     0.28%
   4.56%, due 10/29/11
                                                                    -----------     ----
TOTAL OIL & GAS EQUIPMENT & SERVICES                                $ 3,243,271     0.66%
                                                                    -----------     ----

OIL & GAS EXPLORATION & PRODUCTION
Quest Cherokee, LLC Letter of Credit Facility         $  222,222    $   220,000     0.04%
   6.265%, due 7/22/10
Quest Cherokee, LLC Term Loan B                       $1,773,333    $ 1,755,600     0.36%
   6.56%, due 7/22/10
                                                                    -----------     ----
TOTAL OIL & GAS EXPLORATION & PRODUCTION                            $ 1,975,600     0.40%
                                                                    -----------     ----

OIL & GAS REFINING & MARKETING &
Lyondell-Citgo Refining LP Term Loan B                $2,487,500    $ 2,506,156     0.51%
   3.59%, due 5/21/07
Williams Production RMT Co. Term Loan C               $1,388,920    $ 1,407,439     0.29%
   4.99%, due 5/30/08
                                                                    -----------     ----
TOTAL OIL & GAS REFINING & MARKETING &                              $ 3,913,595     0.80%
                                                                    -----------     ----

PACKAGED FOODS & MEATS
American Seafoods Group LLC Term Loan A               $1,602,180    $ 1,600,178     0.33%
   5.56%, due 3/31/09
Culligan International Co. Term Loan                  $1,978,097    $ 2,001,998     0.41%
   5.09%, due 9/30/11
Dole Food Co., Inc. Term Loan D                       $2,836,467    $ 2,878,129     0.59%
   4.50% - 6.75%, due 9/28/08
Land O'Lakes, Inc. Term Loan B                        $  405,807    $   411,217     0.08%
   5.71%, due 10/11/08
Michael Foods, Inc. Term Loan B                       $2,482,091    $ 2,519,322     0.52%
   4.63% - 6.50%, due 11/21/10
Nellson Nutraceutical, Inc. 1st Lien
   Term Loan                                          $  912,450    $   890,398     0.18%
   9.25%, due 10/4/09
OSI Group LLC Term Loan                               $3,990,000    $ 4,039,875     0.82%
   4.81%, due 9/2/11
Pinnacle Foods Holding Corp. Term Loan                $2,985,000    $ 2,983,756     0.61%
   5.81% - 6.37%, due 11/25/10
Reddy Ice Group, Inc. Term Loan                       $2,952,475    $ 2,983,231     0.61%
   4.918% - 5.078%, due 8/15/09
                                                                    -----------     ----
TOTAL PACKAGED FOODS & MEATS                                        $20,308,104     4.15%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
PAPER PACKAGING
Graphic Packaging International Corp.
   Term Loan C                                        $2,751,403    $ 2,796,112     0.58%
   4.92% - 5.29%, due 8/8/10
Smurfit-Stone Container Enterprises, Inc.
   Tranche B Loan                                     $2,093,772    $ 2,123,609     0.43%
   4.438% - 4.688%, due 11/1/11
Smurfit-Stone Container Enterprises, Inc.
   Tranche C Loan                                     $  644,238    $   653,499     0.13%
   4.438%, due 11/1/11
Smurfit-Stone Container Enterprises, Inc.
   Deposit Fund                                       $  261,990    $   265,811     0.06%
   2.23%, due 11/1/10
                                                                    -----------     ----
TOTAL PAPER PACKAGING                                               $ 5,839,031     1.20%
                                                                    -----------     ----

PAPER PRODUCTS
Appleton Papers, Inc. Term Loan                       $2,985,000    $ 3,014,102     0.62%
   4.33% - 4.79%, due 6/11/10
                                                                    -----------     ----
TOTAL PAPER PRODUCTS                                                $ 3,014,102     0.62%
                                                                    -----------     ----

PERSONAL PRODUCTS
Aearo Co. I Term Loan                                 $2,977,500    $ 3,014,719     0.62%
   5.125%, due 4/7/11
Del Laboratories, Inc. Term Loan                      $2,000,000    $ 2,023,750     0.41%
   6.50%, due 7/27/11
                                                                    -----------     ----
TOTAL PERSONAL PRODUCTS                                             $ 5,038,469     1.03%
                                                                    -----------     ----

PHARMACEUTICALS
Warner Chilcott Corp. Tranche B Acquisition           $1,637,731    $ 1,647,967     0.34%
   5.23%, due 1/18/12
Warner Chilcott Corp. Tranche C Acquisition           $  659,926    $   664,050     0.13%
   5.23%, due 1/18/12
                                                                    -----------     ----
TOTAL PHARMACEUTICALS                                               $ 2,312,017     0.47%
                                                                    -----------     ----

PUBLISHING
Dex Media East LLC Term Loan B                        $1,886,824    $ 1,908,523     0.39%
   3.96% - 4.25%, due 5/8/09
Dex Media West LLC Term Loan B                        $3,236,177    $ 3,274,859     0.68%
   4.15% - 4.66%, due 3/9/10
Freedom Communications, Inc. Term Loan B              $4,000,000    $ 4,054,000     0.83%
   4.14% - 4.15%, due 5/18/12
Morris Publishing Group LLC Term Loan A               $1,043,478    $ 1,050,652     0.21%
   4.063%, due 9/30/10
Morris Publishing Group LLC Term Loan C               $1,956,522    $ 1,977,310     0.40%
   4.063%, due 3/31/11
R.H. Donnelley Corp. Tranche A-3 Term Loan            $1,409,177    $ 1,417,545     0.29%
   4.13% - 4.31%, due 12/31/09
R.H. Donnelley Corp. Tranche D                        $2,622,007    $ 2,646,316     0.54%
   4.19% - 4.36%, due 6/30/11
                                                                    -----------     ----
TOTAL PUBLISHING                                                    $16,329,205     3.34%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
REAL ESTATE INVESTMENT TRUSTS
General Growth Properties, Inc. Term Loan A           $2,991,351    $ 2,995,713     0.62%
   4.64%, due 11/12/07

General Growth Properties, Inc. Tranche
   B Term Loan                                        $2,000,000    $ 2,013,542     0.41%
   4.64%, due 11/12/08
                                                                    -----------     ----
TOTAL REAL ESTATE INVESTMENT TRUSTS                                 $ 5,009,255     1.03%
                                                                    -----------     ----

REAL ESTATE MANAGEMENT & DEVELOPMENT
CB Richard Ellis Services, Inc. Term Loan             $4,326,225    $ 4,353,264     0.89%
   3.92% - 6.00%, due 3/31/10
                                                                    -----------     ----
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                          $ 4,353,264     0.89%
                                                                    -----------     ----

RESTAURANTS
Buffets, Inc. Term Loan                               $2,410,792    $ 2,414,811     0.49%
   6.05% - 6.266%, due 6/28/09
CKE Restaurants, Inc. Term Loan                       $  953,035    $   964,948     0.20%
   4.938%, due 5/1/10
Dominos Pizza, Inc. Term Loan                         $1,892,790    $ 1,914,873     0.39%
   4.313%, due 6/25/10
                                                                    -----------     ----
TOTAL RESTAURANTS                                                   $ 5,294,632     1.08%
                                                                    -----------     ----

SOFT DRINKS
Dr. Pepper/Seven Up Bottling Co. Term Loan B          $3,586,438    $ 3,641,131     0.74%
   4.47% - 4.754%, due 12/19/10
                                                                    -----------     ----
TOTAL SOFT DRINKS                                                   $ 3,641,131     0.74%
                                                                    -----------     ----

SPECIALTY CHEMICALS
Hercules, Inc. Term Loan B                            $4,542,615    $ 4,583,785     0.94%
   3.966% - 4.31%, due 10/8/10
Innophos, Inc. Tranche B Term Loan                    $1,614,136    $ 1,632,295     0.33%
   4.78%, due 8/13/10
Koch Cellulose LC Facility Depsoit                    $  593,660    $   600,339     0.12%
   4.39%, due 5/7/11
Koch Cellulose Term Loan                              $2,360,142    $ 2,386,694     0.49%
   4.80%, due 5/7/11
Kraton Polymers LLC Term Loan                         $1,105,596    $ 1,112,045     0.23%
   4.875% - 5.563%, due 12/23/10
Nalco Chemical Co. Term Loan B                        $1,728,882    $ 1,751,692     0.36%
   4.52% - 4.92%, due 11/4/10
Polymer Group, Inc. First Lien                        $2,815,000    $ 2,841,976     0.58%
   5.78%, due 4/27/10
Resolution Specialty Materials LLC Term Loan          $1,995,000    $ 2,022,431     0.41%
   5.188%, due 8/2/10
Rockwood Specialties Group, Inc. Tranche D
   Term Loan                                          $5,000,000    $ 5,052,680     1.03%
   4.95%, due 7/30/12
                                                                    -----------     ----
TOTAL SPECIALTY CHEMICALS                                           $21,983,937     4.49%
                                                                    -----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
SPECIALTY STORES
Advanced Auto Stores, Inc. Tranche B Term Loan        $1,500,000     $1,516,527     0.31%
   4.125% - 4.25%, due 9/30/10

Affinity Group, Inc. Term Loan B1                     $  475,229     $  479,585     0.10%
   5.4738% - 5.53%, due 6/17/09
Affinity Group, Inc. Term Loan B2                     $1,188,072     $1,198,963     0.24%
   5.4738%, due 6/17/09
                                                                     ----------     ----
TOTAL SPECIALTY STORES                                               $3,195,075     0.65%
                                                                     ----------     ----

TEXTILES
Spring Industries, Inc. Term Loan                     $5,750,000     $5,811,094     1.19%
   5.313%, due 12/7/10
                                                                     ----------     ----
TOTAL TEXTILES                                                       $5,811,094     1.19%
                                                                     ----------     ----

TIRE & RUBBER
Goodyear Tire & Rubber Co. (The) Term Loan            $1,750,000     $1,765,860     0.36%
   7.26%, due 9/30/07
                                                                     ----------     ----
TOTAL TIRE & RUBBER                                                  $1,765,860     0.36%
                                                                     ----------     ----

TRUCKING
Laidlaw International, Inc. Term Loan B1              $3,860,547     $3,867,786     0.79%
   6.33%, due 6/1/09
Sirva Worldwide, Inc. Tranche B Term Loan             $1,000,000     $  980,000     0.20%
   4.42%, due 12/1/10
                                                                     ----------     ----
TOTAL TRUCKING                                                       $4,847,786     0.99%
                                                                     ----------     ----

WIRELESS TELECOMMUNICATION SERVICES
American Tower Escrow Corp. Term Loan A               $5,000,000     $5,053,905     1.03%
   4.52 %, due 8/31/11
American Tower Escrow Corp. Term Loan B               $3,980,000     $4,022,908     0.82%
   4.19% - 4.23%, due 8/31/11
Centennial Cellular Operating Co. LLC Term Loan       $3,982,475     $4,010,475     0.83%
   4.92% - 5.83%, due 2/9/11
Nextel Partners Operating Corp. Term Loan C           $3,000,000     $3,036,963     0.62%
   4.938%, due 5/31/11

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
PanAmSat Corp. Term Loan A                            $1,688,286   $  1,693,035      0.35%
   5.00%, due 8/20/09
PanAmSat Corp. Tranche B Term Loan                    $2,977,410   $  2,998,595      0.61%
   5.25%, due 8/20/11
Spectrasite Communications, Inc. Term Loan B          $4,000,000   $  4,026,668      0.82%
   4.03%, due 5/19/12
Western Wireless Corp. Term Loan A                    $1,924,359   $  1,929,170      0.39%
   4.60% - 4.83%, due 5/28/10
Western Wireless Corp. Term Loan B                    $2,985,000   $  3,004,277      0.61%
   5.34% - 5.71%, due 5/28/11
                                                                   ------------     -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          $ 29,775,996      6.08%
                                                                   ------------     -----
TOTAL FLOATING RATE LOANS                                          $423,667,161     86.57%
                                                                   ------------     -----
  (COST $422,459,612)

FOREIGN FLOATING RATE LOANS (b)
ALUMINUM
Novelis, Inc. Canadian Term Loan                      $1,461,538   $  1,472,804      0.30%
   4.125%, due 1/10/12
                                                                   ------------     -----
TOTAL ALUMINUM                                                     $  1,472,804      0.30%
                                                                   ------------     -----

BROADCASTING & CABLE TV
New Skies Satellites B.V. Term Loan                   $4,000,000   $  4,033,332      0.82%
   5.25% - 5.438%, due 5/2/11
                                                                   ------------     -----
TOTAL BROADCASTING & CABLE TV                                      $  4,033,332      0.82%
                                                                   ------------     -----

CONSTRUCTION MATERIALS
St. Mary's Cement, Inc. Term Loan B                   $1,989,950   $  2,009,849      0.41%
   4.56%, due 12/4/09
                                                                   ------------     -----
TOTAL CONSTRUCTION MATERIALS                                       $  2,009,849      0.41%
                                                                   ------------     -----

DIVERSIFIED CHEMICALS
Invista Tranche B1 Term Loan                          $2,355,088   $  2,394,831      0.49%
   5.313%, due 4/29/11
Invista Tranche B2 Term Loan                          $1,062,559   $  1,078,497      0.22%
   5.313%, due 4/29/11
                                                                   ------------     -----
TOTAL DIVERSIFIED CHEMICALS                                        $  3,473,328      0.71%
                                                                   ------------     -----

ELECTRICAL COMPONENTS & EQUIPMENT
Exide Technologies, Inc. Euro Term Loan D             $1,823,529   $  1,759,706      0.36%
   5.875% - 6.125%, due 5/5/10
                                                                   ------------     -----
TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                            $  1,759,706      0.36%
                                                                   ------------     -----

PHARMACEUTICALS
Warner Chilcott Corp. Tranche D Acquisition           $  304,867   $    306,772      0.06%
   5.23%, due 1/18/12
                                                                   ------------     -----
TOTAL PHARMACEUTICALS                                              $    306,772      0.06%
                                                                   ------------     -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE      % NET ASSETS
                                                ----------------   ------------      ------------
TRADING COMPANIES & DISTRIBUTORS
Ashtead Group PLC Term Loan B                        $ 5,000,000   $   5,068,750        1.04%
   4.813%, due 11/8/09
                                                                   -------------      ------
TOTAL TRADING COMPANIES & DISTRIBUTORS                             $   5,068,750        1.04%
                                                                   -------------      ------
TOTAL FOREIGN FLOATING RATE LOANS                                  $  18,124,541        3.70%
                                                                   -------------      ------
   (COST $18,164,747)

SHORT-TERM INVESTMENTS
US GOVERNMENT & FEDERAL AGENCIES
Federal Home Loan Bank                               $68,225,000   $  68,225,000       13.94%
   2.07% due 2/1/05
Federal Home Loan Bank                               $ 1,500,000   $   1,500,000        0.31%
   1.80% due 2/1/05
                                                                   -------------      ------
TOTAL US GOVERNMENT & FEDERAL AGENCIES                             $  69,725,000       14.25%
                                                                   -------------      ------
TOTAL SHORT-TERM INVESTMENTS                                       $  69,725,000       14.25%
                                                                   -------------      ------
   (COST $69,725,000)
                                                                   -------------      ------
TOTAL INVESTMENTS                                                  $ 512,546,702(e)   104.73%
                                                                   -------------      ------
   (COST $511,349,359)(d)

Liabilities in Excess of Cash and Other Assets                      ($23,165,017)      (4.73%)
                                                                   -------------      ------
NET ASSETS                                                         $489,381,685       100.00%
                                                                   =============      ======

(a)  May be sold to institutional investors only.

(b) Floating Rate Loans generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2005. Floating Rate Loans are generally considered restrictive in that the Fund is oridinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c)  Illiquid security.

(d) The cost stated also represents the aggregate cost for federal income tax purposes.

(e) At January 31, 2005 net unrealized appreciation was $1,197,343 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,135,658 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $ 938,315.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY INDEXED BOND FUND
CORPORATE ASSET-BACKED
AIRLINES
Northwest Airlines, Inc. Series 200-1 Class G         $  180,009     $  201,964     0.07%
   8.072%, due 10/1/19
                                                                     ----------     ----
TOTAL AIRLINES                                                       $  201,964     0.07%
                                                                     ----------     ----
CREDIT CARDS
Bank One Issuance Trust Series 2002-A3
   Class A3                                           $1,000,000     $  997,126     0.36%
   3.59%, due 9/15/07
MBNA Credit Card Master Note Trust Series
   2002-A1 Class A1                                   $1,000,000     $1,028,100     0.37%
   4.95%, due 1/15/07
                                                                     ----------     ----
TOTAL CREDIT CARDS                                                   $2,025,226     0.73%
                                                                     ----------     ----
TOTAL CORPORATE ASSET-BACKED                                         $2,227,190     0.80%
                                                                     ----------     ----
CORPORATE BONDS
AEROSPACE
Boeing Co. (The)                                      $  250,000     $  278,356     0.10%
   6.125%, due 2/15/33
General Dynamics Corp.                                $  100,000     $   98,553     0.04%
   4.25%, due 5/15/13
Goodrich Corp.                                        $  100,000     $  106,722     0.04%
   6.45%, due 12/15/07
Litton Industries, Inc.                               $  100,000     $  115,140     0.04%
   8.00%, due 10/15/09
Lockheed Martin Corp.                                 $  250,000     $  306,858     0.11%
   7.65%, due 5/1/16

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Northrop Grumman Corp.                                  $100,000     $  114,576     0.04%
   7.125%, due 2/15/11
Raytheon Co.                                            $ 88,000     $   94,104     0.03%
   6.75%, due 8/15/07
Raytheon Co.                                            $100,000     $  106,073     0.04%
   5.50%, due 11/15/12
                                                                     ----------     ----
TOTAL AEROSPACE                                                      $1,220,382     0.44%
                                                                     ----------     ----
AGENCY
Korea Development Bank                                  $100,000     $  100,489     0.04%
   4.25%, due 11/13/07
Kreditanstalt fuer Wiederaufbau                         $550,000     $  546,909     0.20%
   3.375%, due 1/23/08
                                                                     ----------     ----
TOTAL AGENCY                                                         $  647,398     0.24%
                                                                     ----------     ----
AUTOMOTIVE MANUFACTURERS
DaimlerChrysler North America Holdings, Inc.            $250,000     $  248,768     0.09%
   4.05%, due 6/4/08
DaimlerChrysler North America Holdings, Inc.            $250,000     $  258,980     0.09%
   6.40%, due 5/15/06
DaimlerChrysler North America Holdings, Inc.            $250,000     $  320,226     0.12%
   8.50%, due 1/18/31
Ford Motor Credit Co.                                   $200,000     $  205,114     0.07%
   6.875%, due 2/1/06
Ford Motor Credit Co.                                   $504,000     $  548,363     0.20%
   7.875%, due 6/15/10
Ford Motor Credit Co.                                   $500,000     $  533,660     0.19%
   7.375%, due 2/1/11
Ford Motor Credit Co.                                   $250,000     $  266,030     0.10%
   7.25%, due 10/25/11
Ford Motor Credit Co.                                   $250,000     $  257,368     0.09%
   6.50%, due 1/25/07
Ford Motor Credit Co.                                   $350,000     $  368,889     0.13%
   7.00%, due 10/1/13 (d)
General Motors Acceptance Corp.                         $100,000     $   99,402     0.04%
   5.85%, due 1/14/09
General Motors Acceptance Corp.                         $250,000     $  254,092     0.09%
   6.125%, due 9/15/06
General Motors Acceptance Corp.                         $100,000     $  101,465     0.04%
   6.15%, due 4/5/07
General Motors Acceptance Corp.                         $450,000     $  459,943     0.17%
   6.75%, due 1/15/06
General Motors Acceptance Corp.                         $250,000     $  249,455     0.09%
   6.875%, due 8/28/12
General Motors Corp.                                    $100,000     $   99,463     0.04%
   7.125%, due 7/15/13 (d)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
General Motors Corp.                                    $500,000     $  503,488     0.18%
  8.375%, due 7/15/33 (d)
                                                                     ----------     ----
TOTAL AUTOMOTIVE MANUFACTURERS                                       $4,774,706     1.73%
                                                                     ----------     ----
BANKING
ABN-Amro Bank N.V.                                      $403,000     $  425,783     0.15%
   7.55%, due 6/28/06
Aristar, Inc.                                           $100,000     $  113,596     0.04%
   6.875%, due 5/15/11
Bank of America Corp.                                   $250,000     $  267,098     0.10%
   5.875%, due 2/15/09
Bank of America Corp.                                   $500,000     $  579,226     0.21%
   7.40%, due 1/15/11
Bank of America Corp.                                   $250,000     $  263,283     0.09%
   5.375%, due 6/15/14
Bank of Tokyo-Mitsubishi, Ltd.                          $100,000     $  118,422     0.04%
   8.40%, due 4/15/10
Bank One Corp.                                          $250,000     $  268,780     0.10%
   5.90%, due 11/15/11
Bank One Corp.                                          $250,000     $  262,404     0.09%
   6.875%, due 8/1/06
Bankers Trust Corp.                                     $250,000     $  253,156     0.09%
   8.25%, due 5/1/05
Branch Banking & Trust Co. Wilson, North
   Carolina Series BKNT                                 $100,000     $  101,196     0.04%
   4.875%, due 1/15/13
Capital One Bank                                        $100,000     $  100,822     0.04%
   5.125%, due 2/15/14
Capital One Bank Series BKNT                            $100,000     $  100,194     0.04%
   4.25%, due 12/1/08
Citigroup, Inc.                                         $250,000     $  249,716     0.09%
   4.875%, due 5/7/15
Citigroup, Inc.                                         $250,000     $  256,751     0.09%
   5.00%, due 3/6/07
Citigroup, Inc.                                         $100,000     $  106,709     0.04%
   5.625%, due 8/27/12
Citigroup, Inc.                                         $250,000     $  262,578     0.09%
   5.875%, due 2/22/33
Fleet National Bank                                     $250,000     $  264,816     0.10%
   5.75%, due 1/15/09
HSBC Bank USA Series BKNT                               $100,000     $   98,870     0.04%
   3.875%, due 9/15/09
HSBC Holding PLC                                        $250,000     $  283,739     0.10%
   7.50%, due 7/15/09

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
JPMorgan Chase & Co.                                    $500,000     $  562,416     0.20%
   6.75%, due 2/1/11
JPMorgan Chase & Co.                                    $250,000     $  250,573     0.09%
   4.875%, due 3/15/14
Key Bank National Association                           $100,000     $  103,302     0.04%
   5.00%, due 7/17/07
Landwirtschaftliche Rentenbank Series E                 $250,000     $  245,620     0.09%
   3.25%, due 6/16/08
MBNA America Bank                                       $300,000     $  311,505     0.11%
   5.375%, due 1/15/08
Mellon Funding Corp.                                    $250,000     $  256,560     0.09%
   5.00%, due 12/1/14
National City Bank of Pennsylvania                      $250,000     $  274,141     0.10%
   6.25%, due 3/15/11
PNC Funding Corp.                                       $100,000     $  113,272     0.04%
   7.50%, due 11/1/09
Royal Bank of Scotland Group PLC                        $100,000     $  102,137     0.04%
   5.00%, due 11/12/13
SunTrust Banks, Inc.                                    $250,000     $  257,314     0.09%
   5.05%, due 7/1/07
U.S. Bank National Association                          $250,000     $  277,492     0.10%
   6.375%, due 8/1/11
UFJ Bank Ltd.                                           $100,000     $  115,128     0.04%
   7.40%, due 6/15/11
Union Bank of Switzerland-New York                      $250,000     $  262,734     0.09%
   7.25%, due 7/15/06
Wachovia Bank National Association                      $500,000     $  516,104     0.19%
   4.85%, due 7/30/07
Wachovia Corp.                                          $250,000     $  268,526     0.10%
   6.25%, due 8/4/08
Washington Mutual, Inc.                                 $100,000     $   99,515     0.04%
   4.00%, due 1/15/09
Washington Mutual, Inc.                                 $250,000     $  248,122     0.09%
   4.20%, due 1/15/10
Washington Mutual, Inc.                                 $250,000     $  264,052     0.10%
   7.50%, due 8/15/06
Wells Fargo Bank NA                                     $500,000     $  555,152     0.20%
   6.45%, due 2/1/11
                                                                     ----------     ----
TOTAL BANKING                                                        $9,460,804     3.42%
                                                                     ----------     ----

BEVERAGE/BOTTLING
Anheuser-Busch Cos., Inc.                               $250,000     $  277,858     0.10%
   5.95%, due 1/15/33

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Coca-Cola Enterprises, Inc.                             $252,000     $  341,950     0.12%
   8.50%, due 2/1/22
Diageo Capital PLC                                      $250,000     $  246,448     0.09%
   3.375%, due 3/20/08
Pepsi Bottling Holdings, Inc.                           $250,000     $  265,391     0.10%
   5.625%, due 2/17/09 (a)
                                                                     ----------     ----
TOTAL BEVERAGE/BOTTLING                                              $1,131,647     0.41%
                                                                     ----------     ----

BROADCAST/OUTDOOR
Clear Channel Communications, Inc.                      $200,000     $  206,524     0.07%
   6.00%, due 11/1/06
Clear Channel Communications, Inc.                      $100,000     $  113,060     0.04%
   7.65%, due 9/15/10
Clear Channel Communications, Inc.                      $100,000     $   99,448     0.04%
   5.50%, due 9/15/14
                                                                     ----------     ----
TOTAL BROADCAST/OUTDOOR                                              $  419,032     0.15%
                                                                     ----------     ----

BUILDING PRODUCTS
CRH America, Inc.                                       $100,000     $  103,371     0.04%
   5.30%, due 10/15/13
Hanson Australia Funding                                $100,000     $  102,221     0.04%
   5.25%, due 3/15/13
Masco Corp.                                             $100,000     $  103,740     0.04%
   6.75%, due 3/15/06
                                                                     ----------     ----
TOTAL BUILDING PRODUCTS                                              $  309,332     0.12%
                                                                     ----------     ----

CABLE
Comcast Cable Communications, Inc.                      $100,000     $  102,827     0.04%
   6.375%, due 1/30/06
Comcast Cable Communications, Inc.                      $250,000     $  289,198     0.10%
   7.125%, due 6/15/13
Comcast Corp.                                           $100,000     $  117,396     0.04%
   7.05%, due 3/15/33
Comcast Corp.                                           $250,000     $  263,580     0.09%
   5.50%, due 3/15/11
Cox Communications, Inc.                                $100,000     $  105,660     0.04%
   7.75%, due 8/15/06
Cox Communications, Inc.                                $200,000     $  228,808     0.08%
   7.75%, due 11/1/10
Liberty Media Corp.                                     $100,000     $  112,232     0.04%
   8.25%, due 2/1/30
News America, Inc.                                      $100,000     $  101,772     0.04%
   5.30%, due 12/15/14

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
News America, Inc.                                      $100,000     $  115,523     0.04%
   7.25%, due 5/18/18
Time Warner, Inc.                                       $150,000     $  184,767     0.07%
   7.625%, due 4/15/31
Time Warner, Inc.                                       $250,000     $  251,604     0.09%
   5.625%, due 5/1/05
Time Warner, Inc.                                       $250,000     $  274,959     0.10%
   6.625%, due 5/15/29
Time Warner, Inc.                                       $250,000     $  280,060     0.10%
   6.75%, due 4/15/11
Time Warner, Inc.                                       $125,000     $  141,978     0.05%
   6.875%, due 5/1/12
Viacom, Inc.                                            $250,000     $  265,518     0.10%
   5.625%, due 8/15/12
Walt Disney Co. (The)                                   $250,000     $  277,736     0.10%
   6.375%, due 3/1/12
Walt Disney Co. (The) Series B                          $100,000     $  103,769     0.04%
   6.75%, due 3/30/06
                                                                     ----------     ----
TOTAL CABLE                                                          $3,217,387     1.16%
                                                                     ----------     ----

CHEMICALS
Dow Chemical Co. (The)                                  $100,000     $  109,556     0.04%
   6.00%, due 10/1/12
E.I. du Pont de Nemours & Co.                           $250,000     $  256,537     0.09%
   4.75%, due 11/15/12
Eastman Chemical Co.                                    $100,000     $  118,202     0.04%
   7.25%, due 1/15/24
ICI Wilmington, Inc.                                    $100,000     $  100,480     0.04%
   4.375%, due 12/1/08
Praxair, Inc.                                           $100,000     $   96,009     0.03%
   3.95%, due 6/1/13
Rohm & Haas Co.                                         $100,000     $  133,202     0.05%
   7.85%, due 7/15/29
                                                                     ----------     ----
TOTAL CHEMICALS                                                      $  813,986     0.29%
                                                                     ----------     ----

CONGLOMERATE/DIVERSIFIED MANUFACTURING
Emerson Electric Co.                                    $250,000     $  286,003     0.10%
   7.125%, due 8/15/10
Honeywell International, Inc.                           $100,000     $  114,774     0.04%
   7.50%, due 3/1/10
United Technologies Corp.                               $250,000     $  278,196     0.10%
   6.35%, due 3/1/11
                                                                     ----------     ----
TOTAL CONGLOMERATE/DIVERSIFIED MANUFACTURING                         $  678,973     0.24%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CONSUMER PRODUCTS
Procter & Gamble Co. (The)                              $250,000       $280,168     0.10%
   6.875%, due 9/15/09
Unilever Capital Corp.                                  $285,000       $292,617     0.11%
   6.875%, due 11/1/05
                                                                       --------     ----
TOTAL CONSUMER PRODUCTS                                                $572,785     0.21%
                                                                       --------     ----

DIVERSIFIED TELECOMMUNICATIONS
ALLTEL Corp.                                            $250,000       $287,916     0.10%
   7.00%, due 7/1/12
BellSouth Corp.                                         $100,000       $102,242     0.04%
   5.20%, due 9/15/14
BellSouth Corp.                                         $250,000       $288,533     0.10%
   6.875%, due 10/15/31
British Telecommunications PLC                          $100,000       $119,572     0.04%
   8.375%, due 12/15/10
British Telecommunications PLC                          $100,000       $136,870     0.05%
   8.875%, due 12/15/30
CenturyTel, Inc. Series H                               $100,000       $117,110     0.04%
   8.375%, due 10/15/10
Deutsche Telekom International Finance BV               $100,000       $103,142     0.04%
   5.25%, due 7/22/13
Deutsche Telekom International Finance BV               $350,000       $415,402     0.15%
   8.50%, due 6/15/10
France Telecom S.A.                                     $250,000       $347,564     0.13%
   9.25%, due 3/1/31
Koninklijke (Royal) KPN N.V.                            $100,000       $117,388     0.04%
   8.00%, due 10/1/10
SBC Communications, Inc.                                $200,000       $201,440     0.07%
   5.10%, due 9/15/14
SBC Communications, Inc.                                $100,000       $107,218     0.04%
   5.875%, due 2/1/12
SBC Communications, Inc.                                $250,000       $273,376     0.10%
   6.25%, due 3/15/11
Sprint Capital Corp.                                    $500,000       $605,840     0.22%
   8.375%, due 3/15/12
Sprint Capital Corp.                                    $100,000       $135,432     0.05%
   8.75%, due 3/15/32
Telecom Italia Capital                                  $100,000       $106,111     0.04%
   6.375%, due 11/15/33
Telecom Italia Capital                                  $100,000       $ 98,905     0.04%
   4.95%, due 9/30/14
Telefonica Europe B.V.                                  $100,000       $137,726     0.05%
   8.25%, due 9/15/30

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Telefonica Europe B.V.                                  $150,000     $  153,786     0.06%
   7.35%, due 9/15/05
Telefonos de Mexico, S.A. de C.V.                       $100,000     $  100,236     0.04%
   4.50%, due 11/19/08
Verizon Global Funding Corp.                            $250,000     $  263,436     0.09%
   6.125%, due 6/15/07
Verizon Global Funding Corp.                            $250,000     $  316,056     0.11%
   7.75%, due 12/1/30
Verizon Pennsylvania Series A                           $250,000     $  263,580     0.09%
   5.65%, due 11/15/11
                                                                     ----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATIONS                                 $4,798,881     1.73%
                                                                     ----------     ----

ELECTRIC UTILITIES
American Electric Power Co., Inc. Series C              $200,000     $  208,316     0.07%
   5.375%, due 3/15/10
Arizona Public Service Co.                              $100,000     $  110,527     0.04%
   6.375%, due 10/15/11
CenterPoint Energy Houston Electric LLC
   Series K2                                            $100,000     $  121,628     0.04%
   6.95%, due 3/15/33
Consolidated Edison Co. of New York
   Series 2002 A                                        $100,000     $  107,253     0.04%
   5.625%, due 7/1/12
Constellation Energy Group, Inc.                        $100,000     $  107,825     0.04%
   6.125%, due 9/1/09
Consumers Energy Co. Series B                           $100,000     $  104,031     0.04%
   5.375%, due 4/15/13
Dominion Resources, Inc.                                $100,000     $  101,232     0.04%
   5.00%, due 3/15/13
Dominion Resources, Inc. Series B                       $150,000     $  164,849     0.06%
   6.25%, due 6/30/12
DTE Energy Co.                                          $100,000     $  113,404     0.04%
   7.05%, due 6/1/11
Duke Energy Corp.                                       $250,000     $  276,718     0.10%
   6.45%, due 10/15/32
FirstEnergy Corp. Series B                              $200,000     $  217,040     0.08%
   6.45%, due 11/15/11
FPL Group Capital, Inc.                                 $250,000     $  281,872     0.10%
   7.375%, due 6/1/09
MidAmerican Energy Holdings Co.                         $100,000     $  106,460     0.04%
   5.875%, due 10/1/12
MidAmerican Funding LLC                                 $100,000     $  111,178     0.04%
   6.75%, due 3/1/11
Northern States Power Co.                               $100,000     $  110,658     0.04%
   6.875%, due 8/1/09

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Oncor Electric Delivery Co.                             $100,000     $  116,275     0.04%
   7.00%, due 9/1/22
Oncor Electric Delivery Co.                             $100,000     $  110,666     0.04%
   6.375%, due 5/1/12
Pacific Electric & Gas Co.                              $150,000     $  161,232     0.06%
   6.05%, due 3/1/34
Pepco Holdings, Inc.                                    $100,000     $  110,765     0.04%
   6.45%, due 8/15/12
Progress Energy, Inc.                                   $250,000     $  279,672     0.10%
   6.85%, due 4/15/12
PSI Energy, Inc.                                        $100,000     $  101,435     0.04%
   5.00%, due 9/15/13
Scana Corp.                                             $100,000     $  110,187     0.04%
   6.25%, due 2/1/12
Sempra Energy                                           $100,000     $  106,632     0.04%
   6.00%, due 2/1/13
Southern California Edison Co.                          $100,000     $  102,139     0.04%
   5.00%, due 1/15/14
Southern Power Co. Series B                             $100,000     $  109,750     0.04%
   6.25%, due 7/15/12
Union Electric Co.                                      $100,000     $   99,403     0.04%
   4.65%, due 10/1/13
Wisconsin Energy Corp.                                  $100,000     $  110,797     0.04%
   6.50%, due 4/1/11
                                                                     ----------     ----
TOTAL ELECTRIC UTILITIES                                             $3,761,944     1.37%
                                                                     ----------     ----

ELECTRONICS
Motorola, Inc.                                          $100,000     $  119,716     0.04%
   7.50%, due 5/15/25
                                                                     ----------     ----
TOTAL ELECTRONICS                                                    $  119,716     0.04%
                                                                     ----------     ----

ENVIRONMENTAL SERVICES
Waste Management, Inc.                                  $100,000     $  105,394     0.04%
  7.00%, due 10/15/06
Waste Management, Inc.                                  $100,000     $  116,450     0.04%
  7.125%, due 12/15/17
                                                                     ----------     ----
TOTAL ENVIRONMENTAL SERVICES                                         $  221,844     0.08%
                                                                     ----------     ----

FINANCE-OTHER
American Express Treasury                               $250,000     $  244,502     0.09%
  3.625%, due 2/20/09
National Rural Utilities Cooperative
   Finance Corp.                                        $250,000     $  266,210     0.10%
  5.75%, due 8/28/09

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
SLM Corp.                                               $250,000     $  258,505     0.09%
   5.625%, due 8/1/33
UFJ Finance Aruba AEC                                   $100,000     $  112,598     0.04%
   6.75%, due 7/15/13
                                                                     ----------     ----
TOTAL FINANCE-OTHER                                                  $  881,815     0.32%
                                                                     ----------     ----

FOOD PROCESSORS
Archer-Daniels-Midland Co.                              $250,000     $  308,305     0.11%
   8.125%, due 6/1/12
Campbell Soup Co.                                       $100,000     $  102,084     0.04%
   4.875%, due 10/1/13
ConAgra Foods, Inc.                                     $100,000     $  117,081     0.04%
   7.875%, due 9/15/10
ConAgra Foods, Inc.                                     $100,000     $  103,618     0.04%
   6.00%, due 9/15/06
General Mills, Inc.                                     $100,000     $  102,186     0.04%
   5.125%, due 2/15/07
General Mills, Inc.                                     $100,000     $  108,709     0.04%
   6.00%, due 2/15/12
H.J. Heinz Finance Co.                                  $250,000     $  281,853     0.10%
   6.625%, due 7/15/11
Kellogg Co. Series B                                    $100,000     $  102,856     0.04%
   6.00%, due 4/1/06
Kellogg Co. Series B                                    $100,000     $  112,147     0.04%
   6.60%, due 4/1/11
Kraft Foods, Inc.                                       $250,000     $  275,074     0.10%
   6.25%, due 6/1/12
Sara Lee Corp.                                          $150,000     $  166,292     0.06%
   6.25%, due 9/15/11
Tyson Foods, Inc.                                       $140,000     $  147,673     0.05%
   7.25%, due 10/1/06
                                                                     ----------     ----
TOTAL FOOD PROCESSORS                                                $1,927,878     0.70%
                                                                     ----------     ----

GAMING
Harrah's Operating Co., Inc.                            $100,000     $  115,877     0.04%
   8.00%, due 2/1/11
                                                                     ----------     ----
TOTAL GAMING                                                         $  115,877     0.04%
                                                                     ----------     ----

GAS PIPELINES
Enterprise Products Operating LP Series B               $100,000     $  110,926     0.04%
   6.875%, due 3/1/33
Kinder Morgan Energy Partners, L.P.                     $100,000     $  111,427     0.04%
   6.75%, due 3/15/11

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Kinder Morgan Energy Partners, L.P.                   $  150,000     $  171,890     0.06%
   7.125%, due 3/15/12
                                                                     ----------     ----
TOTAL GAS PIPELINES                                                  $  394,243     0.14%
                                                                     ----------     ----

GAS UTILITIES-LOCAL DISTRIBUTORS
KeySpan Corp.                                         $  100,000     $  100,643     0.04%
   4.65%, due 4/1/13
Michigan Consolidated Gas Co. Series B                $  375,000     $  392,133     0.14%
   7.15%, due 5/30/06
NiSource Finance Corp.                                $  100,000     $  108,716     0.04%
   6.15%, due 3/1/13
NiSource Finance Corp.                                $  100,000     $  103,236     0.04%
7.625%, due 11/15/05
                                                                     ----------     ----
TOTAL GAS UTILITIES-LOCAL DISTRIBUTORS                               $  704,728     0.26%
                                                                     ----------     ----

HEALTH CARE FACILITIES
HCA, Inc.                                             $  100,000     $  103,469     0.04%
   7.125%, due 6/1/06
HCA, Inc.                                             $  100,000     $  104,211     0.04%
   6.75%, due 7/15/13
                                                                     ----------     ----
TOTAL HEALTH CARE FACILITIES                                         $  207,680     0.08%
                                                                     ----------     ----

HOME BUILDERS
Centex Corp.                                          $  100,000     $  115,575     0.04%
   7.50%, due 1/15/12
Pulte Homes, Inc.                                     $  100,000     $  115,990     0.04%
   7.875%, due 8/1/11
                                                                     ----------     ----
TOTAL HOME BUILDERS                                                  $  231,565     0.08%
                                                                     ----------     ----

INDEPENDENT FINANCE
American General Finance Corp. Series G               $  250,000     $  260,060     0.09%
   5.75%, due 3/15/07
CIT Group, Inc.                                       $  250,000     $  261,574     0.09%
   5.75%, due 9/25/07
CIT Group, Inc.                                       $  250,000     $  296,092     0.11%
   7.75%, due 4/2/12
CitiFinancial Credit Co.                              $  227,000     $  271,558     0.10%
   8.70%, due 6/15/10
General Electric Capital Corp. Series A               $  750,000     $  771,261     0.28%
   5.00%, due 6/15/07
General Electric Capital Corp. Series A               $1,000,000     $1,092,960     0.39%
   6.00%, due 6/15/12
General Electric Capital Corp. Series A               $  250,000     $  299,771     0.11%
   6.75%, due 3/15/32

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
General Electric Capital Corp. Series A                 $250,000     $  256,739     0.09%
   6.80%, due 11/1/05
HSBC Finance Corp.                                      $250,000     $  259,709     0.09%
   5.75%, due 1/30/07
HSBC Finance Corp.                                      $250,000     $  275,744     0.10%
   6.375%, due 10/15/11
HSBC Finance Corp.                                      $250,000     $  268,576     0.10%
   6.40%, due 6/17/08
International Lease Finance Corp. Series O              $250,000     $  249,962     0.09%
   4.375%, due 11/1/09
                                                                     ----------     ----
TOTAL INDEPENDENT FINANCE                                            $4,564,006     1.64%
                                                                     ----------     ----

INFORMATION/DATA TECHNOLOGY
Computer Sciences Corp.                                 $100,000     $  102,795     0.04%
   5.00%, due 2/15/13
Electronic Data Systems Corp. Series B                  $100,000     $  105,644     0.04%
   6.50%, due 8/1/13
First Data Corp.                                        $100,000     $  100,488     0.04%
   4.70%, due 8/1/13
Hewlett-Packard Co.                                     $250,000     $  248,132     0.09%
   3.625%, due 3/15/08
International Business Machines Corp.                   $150,000     $  151,435     0.05%
   4.25%, due 9/15/09
International Business Machines Corp.                   $100,000     $  116,410     0.04%
   6.50%, due 1/15/28
International Business Machines Corp.                   $100,000     $  120,252     0.04%
   7.50%, due 6/15/13
                                                                     ----------     ----
TOTAL INFORMATION/DATA TECHNOLOGY                                    $  945,156     0.34%
                                                                     ----------     ----

INTEGRATED OIL
Amerada Hess Corp.                                      $100,000     $  116,114     0.04%
   7.30%, due 8/15/31
Amoco Co.                                               $250,000     $  266,412     0.10%
   6.50%, due 8/1/07
Conoco, Inc.                                            $150,000     $  163,312     0.06%
   6.35%, due 4/15/09
ConocoPhillips                                          $250,000     $  273,175     0.10%
   5.90%, due 10/15/32
Marathon Oil Corp.                                      $100,000     $  116,007     0.04%
   6.80%, due 3/15/32
Pemex Project Funding Master Trust                      $350,000     $  391,125     0.14%
   7.375%, due 12/15/14
Texaco Capital, Inc.                                    $176,000     $  266,538     0.10%
   9.75%, due 3/15/20

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                     ----------     ----
TOTAL INTEGRATED OIL                                                 $1,592,683     0.58%
                                                                     ----------     ----

LIFE INSURANCE
AIG Sunamer Global Financing VI                         $250,000     $  272,536     0.10%
   6.30%, due 5/10/11 (a)
Assurant, Inc.                                          $100,000     $  104,059     0.04%
   5.625%, due 2/15/14
Axa                                                     $105,000     $  141,854     0.05%
   8.60%, due 12/15/30
MetLife, Inc.                                           $100,000     $  109,318     0.04%
   6.125%, due 12/1/11
Prudential Financial, Inc.                              $100,000     $  101,348     0.04%
   5.10%, due 9/20/14
UnitedHealth Group, Inc.                                $100,000     $  101,285     0.04%
   5.00%, due 8/15/14
WellPoint, Inc.                                         $150,000     $  156,219     0.06%
   5.95%, due 12/15/34
                                                                     ----------     ----
TOTAL LIFE INSURANCE                                                 $  986,619     0.37%
                                                                     ----------     ----

MACHINERY
Caterpillar, Inc.                                       $250,000     $  329,861     0.12%
   8.00%, due 2/15/23
Deere (John) Capital Corp.                              $250,000     $  288,856     0.10%
   7.00%, due 3/15/12
                                                                     ----------     ----
TOTAL MACHINERY                                                      $  618,717     0.22%
                                                                     ----------     ----

METALS/MINING
Alcoa, Inc.                                             $250,000     $  272,566     0.10%
   6.00%, due 1/15/12
BHP Finance USA Ltd.                                    $100,000     $  101,752     0.04%
   4.80%, due 4/15/13
Inco Ltd.                                               $100,000     $  104,389     0.04%
   5.70%, due 10/15/15
Phelps Dodge Corp.                                      $100,000     $  122,655     0.04%
   8.75%, due 6/1/11
                                                                     ----------     ----
TOTAL METALS/MINING                                                  $  601,362     0.22%
                                                                     ----------     ----

MORTGAGE BANKING
Countrywide Home Loans, Inc. Series K                   $100,000     $  103,864     0.04%
   5.625%, due 5/15/07
Countrywide Home Loans, Inc. Series L                   $250,000     $  243,522     0.09%
   3.25%, due 5/21/08
                                                                     ----------     ----
TOTAL MORTGAGE BANKING                                               $  347,386     0.13%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
OIL EQUIPMENT
Transocean, Inc.                                        $100,000     $  118,690     0.04%
   7.375%, due 4/15/18
                                                                     ----------     ----
TOTAL OIL EQUIPMENT                                                  $  118,690     0.04%
                                                                     ----------     ----

OIL REFINING & MARKETING
Valero Energy Corp.                                     $100,000     $  124,071     0.04%
   7.50%, due 4/15/32
                                                                     ----------     ----
TOTAL OIL REFINING & MARKETING                                       $  124,071     0.04%
                                                                     ----------     ----

OIL SERVICE
Halliburton Co.                                         $100,000     $  105,526     0.04%
   5.50%, due 10/15/10
                                                                     ----------     ----
TOTAL OIL SERVICE                                                    $  105,526     0.04%
                                                                     ----------     ----

PAPER/FOREST PRODUCTS
International Paper Co.                                 $100,000     $  101,428     0.04%
   5.25%, due 4/1/16
International Paper Co.                                 $100,000     $  107,861     0.04%
   5.85%, due 10/30/12
MeadWestvaco Corp.                                      $100,000     $  114,175     0.04%
   6.85%, due 4/1/12
Weyerhaeuser Co.                                        $200,000     $  226,733     0.08%
   6.75%, due 3/15/12
Weyerhaeuser Co.                                        $100,000     $  122,157     0.04%
   7.375%, due 3/15/32
                                                                     ----------     ----
TOTAL PAPER/FOREST PRODUCTS                                          $  672,354     0.24%
                                                                     ----------     ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                $250,000     $  267,407     0.10%
   5.75%, due 10/1/11
GlaxoSmithKline Capital, Inc.                           $100,000     $   97,881     0.04%
   4.375%, due 4/15/14
Merck & Co., Inc.                                       $250,000     $  245,726     0.09%
   4.375%, due 2/15/13
Pfizer, Inc.                                            $250,000     $  240,967     0.09%
   4.65%, due 3/1/18
Schering-Plough Corp.                                   $100,000     $  115,410     0.04%
   6.50%, due 12/1/33
Wyeth                                                   $250,000     $  260,952     0.09%
   5.50%, due 3/15/13
                                                                     ----------     ----
TOTAL PHARMACEUTICALS                                                $1,228,343     0.45%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
POWER
Exelon Corp.                                            $200,000       $223,276     0.08%
   6.75%, due 5/1/11
PSE&G Power LLC                                         $100,000       $116,733     0.04%
   7.75%, due 4/15/11
                                                                       --------     ----
TOTAL POWER                                                            $340,009     0.12%
                                                                       --------     ----

PROPERTY & CASUALTY INSURANCE
Allstate Corp. (The)                                    $100,000       $112,840     0.04%
   7.20%, due 12/1/09
Aon Corp.                                               $100,000       $111,862     0.04%
   7.375%, due 12/14/12
Chubb Corp. (The)                                       $100,000       $102,568     0.04%
   5.20%, due 4/1/13
Hartford Financial Services Group, Inc. (The)           $100,000       $115,268     0.04%
   7.90%, due 6/15/10
Marsh & McLennan Cos., Inc.                             $100,000       $ 98,004     0.04%
   5.375%, due 7/15/14
SAFECO Corp.                                            $100,000       $100,670     0.04%
   4.20%, due 2/1/08
Travelers Property Casualty Corp.                       $100,000       $ 99,591     0.04%
   5.00%, due 3/15/13
                                                                       --------     ----
TOTAL PROPERTY & CASUALTY INSURANCE                                    $740,803     0.28%
                                                                       --------     ----

PUBLISHING
Belo Corp.                                              $100,000       $112,512     0.04%
   8.00%, due 11/1/08
                                                                       --------     ----
TOTAL PUBLISHING                                                       $112,512     0.04%
                                                                       --------     ----

RAILROADS
Burlington Northern Santa Fe Corp.                      $100,000       $112,898     0.04%
   6.75%, due 7/15/11
Burlington Northern Santa Fe Corp.                      $100,000       $114,102     0.04%
   7.125%, due 12/15/10
CSX Corp.                                               $100,000       $109,904     0.04%
   6.30%, due 3/15/12
CSX Corp.                                               $100,000       $129,973     0.05%
   7.95%, due 5/1/27
Norfolk Southern Corp.                                  $150,000       $193,689     0.07%
   7.80%, due 5/15/27
Norfolk Southern Corp.                                  $100,000       $106,676     0.04%
   6.00%, due 4/30/08

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Union Pacific Corp.                                     $100,000     $  111,630     0.04%
   6.65%, due 1/15/11
Union Pacific Corp.                                     $100,000     $  104,847     0.04%
   5.75%, due 10/15/07
Union Pacific Corp.                                     $100,000     $  109,029     0.04%
   6.125%, due 1/15/12
                                                                     ----------     ----
TOTAL RAILROADS                                                      $1,092,748     0.40%
                                                                     ----------     ----

REAL ESTATE INVESTMENT TRUST
Boston Properties, Inc.                                 $100,000     $  109,354     0.04%
   6.25%, due 1/15/13
Camden Property Trust                                   $100,000     $   99,374     0.04%
   4.375%, due 1/15/10
EOP Operating LP                                        $100,000     $   97,355     0.04%
   4.75%, due 3/15/14
EOP Operating LP                                        $425,000     $  466,029     0.17%
   7.75%, due 11/15/07
ERP Operating LP                                        $100,000     $  112,196     0.04%
   6.95%, due 3/2/11
Simon Property Group, L.P.                              $100,000     $  103,858     0.04%
   5.375%, due 8/28/08
                                                                     ----------     ----
TOTAL REAL ESTATE INVESTMENT TRUST                                   $  988,166     0.37%
                                                                     ----------     ----

REGIONAL GOVERNMENT
Hydro-Quebec Series JL                                  $250,000     $  277,706     0.10%
   6.30%, due 5/11/11
                                                                     ----------     ----
TOTAL REGIONAL GOVERNMENT                                            $  277,706     0.10%
                                                                     ----------     ----

RESTAURANTS
Yum! Brands, Inc.                                       $100,000     $  122,906     0.04%
   8.875%, due 4/15/11
                                                                     ----------     ----
TOTAL RESTAURANTS                                                    $  122,906     0.04%
                                                                     ----------     ----

RETAIL STORES-FOOD/DRUGS
Albertson's, Inc.                                       $100,000     $  126,254     0.05%
   8.00%, due 5/1/31
Kroger Co. (The)                                        $250,000     $  263,030     0.09%
   5.50%, due 2/1/13
Safeway, Inc.                                           $200,000     $  211,254     0.08%
   5.80%, due 8/15/12
                                                                     ----------     ----
TOTAL RETAIL STORES-FOOD/DRUGS                                       $  600,538     0.22%
                                                                     ----------     ----

RETAIL STORES-OTHER

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federated Department Stores, Inc.                       $100,000     $  107,916     0.04%
   6.625%, due 9/1/08
Lowe's Cos., Inc.                                       $100,000     $  120,941     0.04%
   6.875%, due 2/15/28
May Department Stores Co. (The)                         $100,000     $  106,326     0.04%
   6.70%, due 9/15/28
Target Corp.                                            $150,000     $  164,214     0.06%
   5.875%, due 3/1/12
Target Corp.                                            $100,000     $  125,126     0.05%
   7.00%, due 7/15/31
Wal-Mart Stores, Inc.                                   $100,000     $  133,376     0.05%
   7.55%, due 2/15/30
Wal-Mart Stores, Inc.                                   $250,000     $  279,220     0.10%
   6.875%, due 8/10/09
                                                                     ----------     ----
TOTAL RETAIL STORES-OTHER                                            $1,037,119     0.38%
                                                                     ----------     ----

SATELLITE
Intelsat Bermuda Ltd.                                   $100,000     $   91,125     0.03%
   7.625%, due 4/15/12
                                                                     ----------     ----
TOTAL SATELLITE                                                      $   91,125     0.03%
                                                                     ----------     ----

SECONDARY OIL & GAS PRODUCERS
Anadarko Finance Co. Series B                           $100,000     $  112,806     0.04%
   6.75%, due 5/1/11
Burlington Resources, Inc.                              $104,000     $  126,814     0.05%
   7.375%, due 3/1/29
Devon Financing Corp. ULC                               $200,000     $  226,242     0.08%
   6.875%, due 9/30/11
EnCana Corp.                                            $100,000     $   99,965     0.04%
   4.75%, due 10/15/13
Kerr-McGee Corp.                                        $100,000     $  106,442     0.04%
   6.625%, due 10/15/07
Occidental Petroleum Corp.                              $100,000     $  122,102     0.04%
   7.20%, due 4/1/28
Union Oil Co. of California                             $100,000     $  112,443     0.04%
   7.35%, due 6/15/09
                                                                     ----------     ----
TOTAL SECONDARY OIL & GAS PRODUCERS                                  $  906,814     0.33%
                                                                     ----------     ----

SECURITIES
Bear Stearns Cos., Inc. (The)                           $250,000     $  265,788     0.10%
   5.70%, due 11/15/14
Credit Suisse FirstBoston USA, Inc.                     $125,000     $  123,986     0.04%
   3.875%, due 1/15/09

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Credit Suisse FirstBoston USA, Inc.                     $250,000     $  279,135     0.10%
   6.50%, due 1/15/12
Credit Suisse FirstBoston USA, Inc.                     $100,000     $  102,582     0.04%
   5.125%, due 1/15/14
Credit Suisse FirstBoston USA, Inc.                     $250,000     $  254,588     0.09%
   4.625%, due 1/15/08
Goldman Sachs Group, Inc. (The)                         $250,000     $  249,167     0.09%
   4.75%, due 7/15/13
Goldman Sachs Group, Inc. (The)                         $250,000     $  255,055     0.09%
   5.15%, due 1/15/14
Goldman Sachs Group, Inc. (The)                         $250,000     $  265,690     0.10%
   5.70%, due 9/1/12
Goldman Sachs Group, Inc. (The)                         $250,000     $  281,492     0.10%
   6.875%, due 1/15/11
Lehman Brothers Holdings, Inc.                          $250,000     $  257,931     0.09%
   6.625%, due 2/5/06
Lehman Brothers Holdings, Inc.                          $250,000     $  271,555     0.10%
   7.00%, due 2/1/08
Lehman Brothers Holdings, Inc. Series G                 $100,000     $   99,460     0.04%
   4.80%, due 3/13/14
Merrill Lynch & Co., Inc.                               $250,000     $  267,644     0.10%
   6.00%, due 2/17/09
Merrill Lynch & Co., Inc. Series B                      $250,000     $  256,608     0.09%
   5.30%, due 9/30/15
Morgan Stanley                                          $350,000     $  345,251     0.12%
   4.00%, due 1/15/10
Morgan Stanley                                          $250,000     $  257,838     0.09%
   6.10%, due 4/15/06
Morgan Stanley                                          $350,000     $  390,911     0.14%
   6.60%, due 4/1/12
Morgan Stanley                                          $250,000     $  247,948     0.09%
   3.625%, due 4/1/08
Salomon, Smith Barney Holdings, Inc.                    $504,000     $  511,511     0.18%
   6.875%, due 6/15/05
                                                                     ----------     ----
TOTAL SECURITIES                                                     $4,984,140     1.79%
                                                                     ----------     ----

SERVICE-OTHER
Bunge Limited Finance Corp.                             $100,000     $  103,307     0.04%
   5.35%, due 4/15/14
Cendant Corp.                                           $200,000     $  212,124     0.08%
   6.25%, due 1/15/08
IAC/InterActive Corp.                                   $100,000     $  111,461     0.04%
   7.00%, due 1/15/13

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Science Applications International Corp.              $  100,000    $   109,752     0.04%
   6.25%, due 7/1/12
Thomson Corp. (The)                                   $  100,000    $   110,298     0.04%
   6.20%, due 1/5/12
                                                                    -----------    -----
TOTAL SERVICE-OTHER                                                 $   646,942     0.24%
                                                                    -----------    -----

SUPRANATIONAL
International Bank of Reconstruction &
   Development Series C                               $  504,000    $   125,052     0.05%
   0.00%, due 3/11/31
                                                                    -----------    -----
TOTAL SUPRANATIONAL                                                 $   125,052     0.05%
                                                                    -----------    -----

TOBACCO
Altria Group, Inc.                                    $  100,000    $   109,490     0.04%
   7.65%, due 7/1/08
                                                                    -----------    -----
TOTAL TOBACCO                                                       $   109,490     0.04%
                                                                    -----------    -----

VEHICLE PARTS
Delphi Corp.                                          $  100,000    $   101,092     0.04%
   6.50%, due 5/1/09
                                                                    -----------    -----
TOTAL VEHICLE PARTS                                                 $   101,092     0.04%
                                                                    -----------    -----

WIRELESS
AT&T Wireless Services, Inc.                          $  150,000    $   156,115     0.06%
   7.35%, due 3/1/06
AT&T Wireless Services, Inc.                          $  100,000    $   120,786     0.04%
   8.125%, due 5/1/12
AT&T Wireless Services, Inc.                          $  100,000    $   137,541     0.05%
   8.75%, due 3/1/31
Cingular Wireless LLC                                 $  100,000    $   111,053     0.04%
   6.50%, due 12/15/11
Vodafone Group PLC                                    $  250,000    $   288,463     0.10%
   7.75%, due 2/15/10
                                                                    -----------    -----
TOTAL WIRELESS                                                      $   813,958     0.29%
                                                                    -----------    -----
TOTAL CORPORATE BONDS                                               $61,608,636    22.32%
                                                                    -----------    -----

FHLB
AGENCY
Federal Home Loan Bank                                $1,000,000    $   993,453     0.36%
   2.875%, due 9/15/06
Federal Home Loan Bank                                $1,500,000    $ 1,492,119     0.54%
   3.375%, due 9/14/07

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
Federal Home Loan Bank                                $2,000,000    $ 2,024,048       0.73%
   4.25%, due 5/15/09 (d)
                                                                    -----------       ----
TOTAL AGENCY                                                        $ 4,509,620       1.63%
                                                                    -----------       ----
TOTAL FHLB                                                          $ 4,509,620(g)    1.63%
                                                                    -----------       ----

FHLMC
AGENCY
Federal Home Loan Mortgage Corp.                      $2,000,000    $ 2,381,210       0.86%
   6.25%, due 7/15/32 (d)
Federal Home Loan Mortgage Corp.                      $1,000,000    $   991,085       0.36%
   2.75%, due 8/15/06
Federal Home Loan Mortgage Corp.                      $3,000,000    $ 2,970,051       1.07%
   2.875%, due 12/15/06 (c)
Federal Home Loan Mortgage Corp.                      $3,250,000    $ 3,254,566       1.17%
   4.00%, due 12/15/09 (d)
Federal Home Loan Mortgage Corp.                      $1,000,000    $ 1,009,042       0.36%
   4.50%, due 7/15/13
Federal Home Loan Mortgage Corp.                      $1,000,000    $ 1,041,069       0.37%
   5.00%, due 7/15/14
Federal Home Loan Mortgage Corp.                      $2,000,000    $ 2,038,668       0.73%
   5.25%, due 1/15/06
Federal Home Loan Mortgage Corp.                      $1,000,000    $ 1,072,596       0.39%
   5.50%, due 9/15/11
                                                                    -----------       ----
TOTAL AGENCY                                                        $14,758,287       5.31%
                                                                    -----------       ----

MORTGAGE
Federal Home Loan Mortgage Corp. TBA                  $9,500,000    $ 9,654,375       3.48%
   5.50%, due 3/15/34 (b)
Federal Home Loan Mortgage Corp.                      $   29,203    $    30,652       0.01%
   6.50%, due 3/1/27
Federal Home Loan Mortgage Corp.                      $   65,426    $    69,140       0.02%
   6.50%, due 6/1/14
Federal Home Loan Mortgage Corp.                      $   59,211    $    62,056       0.02%
   6.50%, due 5/1/31
Federal Home Loan Mortgage Corp.                      $   24,441    $    25,711       0.01%
   6.50%, due 5/1/26
Federal Home Loan Mortgage Corp.                      $  131,365    $   138,760       0.05%
   6.50%, due 5/1/17

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal Home Loan Mortgage Corp.                      $   10,765     $   11,379     0.00%
   6.50%, due 5/1/11
Federal Home Loan Mortgage Corp.                      $   84,410     $   88,466     0.03%
   6.50%, due 4/1/32
Federal Home Loan Mortgage Corp.                      $   34,464     $   36,403     0.01%
   6.50%, due 4/1/17
Federal Home Loan Mortgage Corp.                      $   42,780     $   44,730     0.02%
   6.00%, due 8/1/17
Federal Home Loan Mortgage Corp.                      $  273,737     $  286,891     0.10%
   6.50%, due 3/1/32
Federal Home Loan Mortgage Corp.                      $   29,964     $   31,730     0.01%
   7.00%, due 1/1/30
Federal Home Loan Mortgage Corp. TBA                  $  500,000     $  523,594     0.19%
   6.50%, due 2/10/35 (b)
Federal Home Loan Mortgage Corp.                      $   28,323     $   29,917     0.01%
   6.50%, due 2/1/17
Federal Home Loan Mortgage Corp.                      $  114,277     $  120,209     0.04%
   6.50%, due 12/1/24
Federal Home Loan Mortgage Corp.                      $   66,155     $   69,597     0.03%
   6.50%, due 11/1/25
Federal Home Loan Mortgage Corp.                      $    8,808     $    9,312     0.00%
   6.50%, due 10/1/11
Federal Home Loan Mortgage Corp.                      $  228,206     $  239,173     0.09%
   6.50%, due 1/1/32
Federal Home Loan Mortgage Corp.                      $  203,026     $  209,811     0.08%
   6.00%, due 9/1/32
Federal Home Loan Mortgage Corp.                      $   11,297     $   11,944     0.00%
   6.50%, due 4/1/11
Federal Home Loan Mortgage Corp.                      $   18,810     $   19,899     0.01%
   7.00%, due 6/1/11
Federal Home Loan Mortgage Corp.                      $  226,009     $  226,163     0.08%
   4.50%, due 10/1/18
Federal Home Loan Mortgage Corp. TBA                  $3,500,000     $3,424,533     1.23%
   4.00%, due 2/15/19 (b)
Federal Home Loan Mortgage Corp.                      $   16,961     $   18,435     0.01%
   8.00%, due 7/1/26
Federal Home Loan Mortgage Corp.                      $    8,186     $    8,669     0.00%
   7.50%, due 9/1/11
Federal Home Loan Mortgage Corp.                      $    9,010     $    9,692     0.00%
   7.50%, due 3/1/27
Federal Home Loan Mortgage Corp.                      $  169,417     $  181,969     0.07%
   7.50%, due 2/1/32
Federal Home Loan Mortgage Corp.                      $    9,513     $   10,217     0.00%
   7.50%, due 2/1/30

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal Home Loan Mortgage Corp.                      $   76,266     $   79,931     0.03%
   6.50%, due 7/1/32
Federal Home Loan Mortgage Corp.                      $    3,257     $    3,456     0.00%
   7.00%, due 7/1/26
Federal Home Loan Mortgage Corp.                      $   54,325     $   56,935     0.02%
   6.50%, due 8/1/31
Federal Home Loan Mortgage Corp.                      $   24,717     $   26,226     0.01%
   7.00%, due 4/1/26
Federal Home Loan Mortgage Corp.                      $  265,863     $  281,388     0.10%
   7.00%, due 3/1/32
Federal Home Loan Mortgage Corp.                      $  126,846     $  134,254     0.05%
   7.00%, due 3/1/31
Federal Home Loan Mortgage Corp.                      $    4,151     $    4,163     0.00%
   7.00%, due 2/1/05
Federal Home Loan Mortgage Corp.                      $   43,025     $   45,615     0.02%
   7.00%, due 12/1/27
Federal Home Loan Mortgage Corp.                      $    6,660     $    7,046     0.00%
   7.00%, due 11/1/11
Federal Home Loan Mortgage Corp.                      $   76,045     $   80,486     0.03%
   7.00%, due 10/1/31
Federal Home Loan Mortgage Corp.                      $    7,538     $    8,121     0.00%
   7.50%, due 1/1/26
Federal Home Loan Mortgage Corp.                      $   19,673     $   20,833     0.01%
   7.50%, due 10/1/11
Federal Home Loan Mortgage Corp.                      $  900,057     $  901,013     0.32%
   5.00%, due 10/1/33
Federal Home Loan Mortgage Corp.                      $  855,857     $  856,767     0.31%
   5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                      $1,109,932     $1,128,414     0.41%
   5.00%, due 7/1/18
Federal Home Loan Mortgage Corp.                      $  361,947     $  367,973     0.13%
   5.00%, due 6/1/18
Federal Home Loan Mortgage Corp.                      $  435,886     $  436,349     0.16%
   5.00%, due 5/1/33
Federal Home Loan Mortgage Corp.                      $  713,895     $  725,782     0.26%
   5.00%, due 5/1/18
Federal Home Loan Mortgage Corp. TBA                  $3,000,000     $2,986,874     1.08%
   5.00%, due 3/14/35 (b)
Federal Home Loan Mortgage Corp. TBA                  $1,000,000     $1,015,312     0.37%
   5.00%, due 2/15/19 (b)
Federal Home Loan Mortgage Corp.                      $  399,595     $  406,248     0.15%
   5.00%, due 9/1/18
Federal Home Loan Mortgage Corp.                      $  448,623     $  449,099     0.16%
   5.00%, due 11/1/33

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal Home Loan Mortgage Corp.                        $815,258       $815,814     0.29%
   4.50%, due 7/1/18
Federal Home Loan Mortgage Corp.                        $438,344       $438,642     0.16%
   4.50%, due 9/1/18
Federal Home Loan Mortgage Corp.                        $466,722       $456,092     0.16%
   4.50%, due 8/1/33
Federal Home Loan Mortgage Corp.                        $490,923       $490,556     0.18%
   4.50%, due 7/1/19
Federal Home Loan Mortgage Corp.                        $495,104       $483,295     0.17%
   4.50%, due 6/1/34
Federal Home Loan Mortgage Corp.                        $112,268       $117,381     0.04%
   6.00%, due 7/1/17
Federal Home Loan Mortgage Corp.                        $  1,362       $  1,466     0.00%
   7.50%, due 11/1/26
Federal Home Loan Mortgage Corp.                        $697,005       $697,480     0.25%
   4.50%, due 11/1/18
Federal Home Loan Mortgage Corp.                        $436,296       $443,560     0.16%
   5.00%, due 12/1/18
Federal Home Loan Mortgage Corp.                        $187,471       $196,014     0.07%
   6.00%, due 2/1/17
Federal Home Loan Mortgage Corp.                        $597,198       $616,295     0.22%
   5.50%, due 10/1/17
Federal Home Loan Mortgage Corp. TBA                    $500,000       $499,062     0.18%
   4.50%, due 2/15/19 (b)
Federal Home Loan Mortgage Corp.                        $443,677       $458,427     0.17%
   6.00%, due 4/1/33
Federal Home Loan Mortgage Corp.                        $204,637       $211,477     0.08%
   6.00%, due 6/1/31
Federal Home Loan Mortgage Corp.                        $ 72,008       $ 75,401     0.03%
   6.00%, due 4/1/14
Federal Home Loan Mortgage Corp.                        $ 44,698       $ 46,208     0.02%
   6.00%, due 3/1/29
Federal Home Loan Mortgage Corp.                        $920,153       $950,711     0.34%
   6.00%, due 4/1/34
Federal Home Loan Mortgage Corp.                        $187,137       $195,659     0.07%
   6.00%, due 3/1/17
Federal Home Loan Mortgage Corp.                        $485,135       $501,247     0.18%
   6.00%, due 2/1/34
Federal Home Loan Mortgage Corp.                        $ 38,926       $ 40,220     0.01%
   6.00%, due 12/1/33
Federal Home Loan Mortgage Corp.                        $177,347       $183,274     0.07%
   6.00%, due 12/1/32
Federal Home Loan Mortgage Corp.                        $507,213       $524,166     0.19%
   6.00%, due 12/1/31

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
Federal Home Loan Mortgage Corp.                      $   18,145    $    18,998      0.01%
   6.00%, due 12/1/13
Federal Home Loan Mortgage Corp.                      $   36,706    $    37,927      0.01%
   6.00%, due 11/1/33
Federal Home Loan Mortgage Corp.                      $  482,036    $   498,044      0.18%
   6.00%, due 1/1/34
Federal Home Loan Mortgage Corp.                      $  166,071    $   171,382      0.06%
   5.50%, due 7/1/17
Federal Home Loan Mortgage Corp.                      $  308,940    $   318,819      0.11%
   5.50%, due 3/1/17
Federal Home Loan Mortgage Corp.                      $  132,589    $   135,320      0.05%
   5.50%, due 11/1/33
Federal Home Loan Mortgage Corp.                      $  331,277    $   346,363      0.12%
   6.00%, due 5/1/17
                                                                    -----------     -----
TOTAL MORTGAGE                                                      $35,585,012     12.80%
                                                                    -----------     -----
TOTAL FHLMC                                                         $50,343,299(g)  18.11%
                                                                    -----------     -----

FNMA
AGENCY
Federal National Mortgage Association                 $4,000,000    $ 3,972,472      1.43%
   1.875%, due 9/15/05
Federal National Mortgage Association                 $1,500,000    $ 1,543,342      0.56%
   5.00%, due 1/15/07 (d)
Federal National Mortgage Association                 $  475,000    $   567,980      0.20%
   6.21%, due 8/6/38
Federal National Mortgage Association                 $2,000,000    $ 1,964,136      0.71%
   3.25%, due 8/15/08
Federal National Mortgage Association                 $1,000,000    $   989,477      0.36%
   3.25%, due 11/15/07
Federal National Mortgage Association                 $2,000,000    $ 2,032,240      0.73%
   4.625%, due 10/15/13
                                                                    -----------     -----
TOTAL AGENCY                                                        $11,069,647      3.99%
                                                                    -----------     -----

MORTGAGE
Federal National Mortgage Association                 $  171,757    $   179,416      0.06%
   7.00%, due 2/1/09
Federal National Mortgage Association                 $  397,777    $   416,461      0.15%
   6.50%, due 7/1/32
Federal National Mortgage Association                 $  818,050    $   856,475      0.31%
   6.50%, due 8/1/32
Federal National Mortgage Association                 $   13,824    $    14,624      0.01%
   6.50%, due 9/1/11

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                   $101,010       $105,755     0.04%
   6.50%, due 9/1/31
Federal National Mortgage Association                   $ 12,577       $ 13,348     0.00%
   7.00%, due 4/1/26
Federal National Mortgage Association                   $  5,637       $  6,361     0.00%
   9.50%, due 9/1/19
Federal National Mortgage Association                   $  5,166       $  5,469     0.00%
   7.00%, due 11/1/31
Federal National Mortgage Association                   $    523       $    557     0.00%
   7.00%, due 1/1/28
Federal National Mortgage Association                   $ 21,446       $ 22,711     0.01%
   7.00%, due 11/1/11
Federal National Mortgage Association                   $500,050       $523,219     0.19%
   6.50%, due 10/1/34
Federal National Mortgage Association                   $ 10,340       $ 10,974     0.00%
   7.00%, due 11/1/26
Federal National Mortgage Association                   $247,928       $259,574     0.09%
   6.50%, due 7/1/31
Federal National Mortgage Association                   $286,984       $303,931     0.11%
   7.00%, due 2/1/31
Federal National Mortgage Association                   $206,805       $216,519     0.08%
   6.50%, due 6/1/32
Federal National Mortgage Association                   $241,010       $254,905     0.09%
   6.50%, due 6/1/15
Federal National Mortgage Association                   $  2,090       $  2,207     0.00%
   6.50%, due 6/1/11
Federal National Mortgage Association                   $393,802       $412,301     0.15%
   6.50%, due 5/1/32
Federal National Mortgage Association                   $ 16,592       $ 17,409     0.01%
   6.50%, due 5/1/26
Federal National Mortgage Association                   $ 19,379       $ 20,320     0.01%
   6.50%, due 4/1/27
Federal National Mortgage Association                   $ 10,297       $ 10,881     0.00%
   6.50%, due 4/1/11
Federal National Mortgage Association                   $  1,645       $  1,738     0.00%
   6.50%, due 3/1/11
Federal National Mortgage Association                   $ 53,853       $ 56,382     0.02%
   6.50%, due 2/1/32
Federal National Mortgage Association                   $ 12,057       $ 12,755     0.00%
   6.50%, due 11/1/11
Federal National Mortgage Association                   $ 63,563       $ 67,303     0.02%
   7.00%, due 4/1/32
Federal National Mortgage Association                   $ 22,893       $ 24,927     0.01%
   8.00%, due 6/1/27

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                   $197,335       $206,605     0.07%
   6.50%, due 10/1/31
Federal National Mortgage Association                   $147,636       $154,725     0.06%
   6.50%, due 10/1/28
Federal National Mortgage Association                   $ 36,521       $ 38,294     0.01%
   6.50%, due 2/1/28
Federal National Mortgage Association                   $ 35,537       $ 38,695     0.01%
   8.00%, due 1/1/28
Federal National Mortgage Association                   $692,064       $724,571     0.26%
   6.50%, due 9/1/32
Federal National Mortgage Association                   $148,373       $156,955     0.06%
   6.50%, due 10/1/11
Federal National Mortgage Association                   $ 39,897       $ 43,274     0.02%
   9.50%, due 9/1/17
Federal National Mortgage Association                   $ 61,889       $ 66,878     0.02%
   9.50%, due 3/1/16
Federal National Mortgage Association                   $ 20,025       $ 21,806     0.01%
   8.00%, due 9/1/26
Federal National Mortgage Association                   $  2,486       $  2,707     0.00%
   8.00%, due 9/1/25
Federal National Mortgage Association                   $  4,395       $  4,666     0.00%
   8.00%, due 9/1/11
Federal National Mortgage Association                   $  2,836       $  3,012     0.00%
   8.00%, due 8/1/10
Federal National Mortgage Association                   $    895       $    974     0.00%
   8.00%, due 6/1/25
Federal National Mortgage Association                   $  1,308       $  1,425     0.00%
   8.00%, due 2/1/26
Federal National Mortgage Association                   $ 11,571       $ 12,411     0.00%
   8.00%, due 12/1/27
Federal National Mortgage Association                   $ 10,779       $ 11,713     0.00%
   8.00%, due 11/1/26
Federal National Mortgage Association                   $  9,573       $ 10,423     0.00%
   8.00%, due 4/1/27
Federal National Mortgage Association                   $  2,878       $  3,134     0.00%
   8.00%, due 10/1/26
Federal National Mortgage Association                   $  3,710       $  3,928     0.00%
   7.00%, due 5/1/11
Federal National Mortgage Association                   $    344       $    374     0.00%
   8.00%, due 1/1/25
Federal National Mortgage Association                   $  3,541       $  3,794     0.00%
   7.50%, due 8/1/31
Federal National Mortgage Association                   $100,306       $107,475     0.04%
   7.50%, due 7/1/31

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                 $   32,266     $   34,572     0.01%
   7.50%, due 7/1/30
Federal National Mortgage Association                 $    7,250     $    7,768     0.00%
   7.50%, due 3/1/30
Federal National Mortgage Association                 $    1,470     $    1,576     0.00%
   7.50%, due 10/1/30
Federal National Mortgage Association                 $   66,237     $   70,126     0.03%
   7.00%, due 9/1/31
Federal National Mortgage Association                 $   16,371     $   17,345     0.01%
   7.00%, due 8/1/31
Federal National Mortgage Association                 $  341,753     $  362,276     0.13%
   7.00%, due 8/1/29
Federal National Mortgage Association                 $   38,265     $   40,567     0.01%
   7.00%, due 6/1/29
Federal National Mortgage Association                 $   20,054     $   21,217     0.01%
   7.00%, due 6/1/11
Federal National Mortgage Association                 $  178,128     $  188,554     0.07%
   7.00%, due 5/1/32
Federal National Mortgage Association                 $   43,781     $   46,466     0.02%
   7.00%, due 5/1/26
Federal National Mortgage Association                 $    9,293     $    9,865     0.00%
   8.00%, due 11/1/11
Federal National Mortgage Association                 $  475,008     $  483,059     0.17%
   5.00%, due 2/1/18
Federal National Mortgage Association                 $  285,778     $  291,237     0.10%
   5.50%, due 2/1/34
Federal National Mortgage Association                 $   22,560     $   23,306     0.01%
   5.50%, due 2/1/17
Federal National Mortgage Association                 $  580,949     $  592,313     0.21%
   5.50%, due 12/1/33
Federal National Mortgage Association                 $  433,516     $  441,995     0.16%
   5.50%, due 11/1/33
Federal National Mortgage Association                 $  312,329     $  322,738     0.12%
   5.50%, due 11/1/16
Federal National Mortgage Association                 $  689,444     $  702,558     0.25%
   5.50%, due 10/1/34
Federal National Mortgage Association                 $  496,257     $  512,305     0.18%
   5.50%, due 10/1/19
Federal National Mortgage Association                 $  331,098     $  336,709     0.12%
   5.00%, due 8/1/18
Federal National Mortgage Association                 $  923,880     $  939,538     0.34%
   5.00%, due 7/1/18
Federal National Mortgage Association                 $5,567,201     $5,557,485     2.00%
   5.00%, due 5/1/34

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                 $  925,580     $  923,964     0.33%
   5.00%, due 4/1/34
Federal National Mortgage Association TBA             $2,000,000     $1,989,376     0.72%
   5.00%, due 3/15/34 (b)
Federal National Mortgage Association TBA             $4,000,000     $4,061,248     1.46%
   5.50%, due 3/15/35 (b)
Federal National Mortgage Association TBA             $2,000,000     $2,031,249     0.73%
   5.00%, due 2/15/20 (b)
Federal National Mortgage Association                 $  496,300     $  484,716     0.17%
   4.50%, due 7/1/34
Federal National Mortgage Association                 $  353,633     $  359,755     0.13%
   5.00%, due 12/1/17
Federal National Mortgage Association                 $  860,030     $  860,128     0.31%
   5.00%, due 11/1/33
Federal National Mortgage Association                 $  452,422     $  460,253     0.17%
   5.00%, due 11/1/17
Federal National Mortgage Association                 $   55,072     $   56,025     0.02%
   5.00%, due 10/1/17
Federal National Mortgage Association                 $   46,476     $   46,517     0.02%
   4.50%, due 8/1/18
Federal National Mortgage Association                 $   40,811     $   40,847     0.01%
   4.50%, due 6/1/18
Federal National Mortgage Association                 $1,729,003     $1,730,554     0.62%
   4.50%, due 4/1/18
Federal National Mortgage Association                 $  451,764     $  451,477     0.16%
   4.50%, due 3/1/19
Federal National Mortgage Association                 $  475,725     $  465,176     0.17%
   4.50%, due 11/1/33
Federal National Mortgage Association                 $2,113,528     $2,115,424     0.76%
   4.50%, due 11/1/18
Federal National Mortgage Association                 $  864,383     $  865,158     0.31%
   4.50%, due 10/1/18
Federal National Mortgage Association                 $  141,136     $  147,793     0.05%
   6.00%, due 9/1/17
Federal National Mortgage Association                 $    1,772     $    1,876     0.00%
   7.00%, due 10/1/11
Federal National Mortgage Association                 $  205,624     $  205,265     0.07%
   5.00%, due 3/1/34
Federal National Mortgage Association TBA             $3,500,000     $3,613,750     1.30%
   6.00%, due 2/15/34 (b)
Federal National Mortgage Association                 $  468,160     $  467,863     0.17%
   4.50%, due 5/1/19
Federal National Mortgage Association                 $   68,098     $   71,306     0.03%
   6.00%, due 7/1/16

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                 $  224,288     $  234,852     0.08%
   6.00%, due 6/1/16
Federal National Mortgage Association                 $  744,313     $  768,727     0.28%
   6.00%, due 5/1/33
Federal National Mortgage Association                 $   85,533     $   88,339     0.03%
   6.00%, due 5/1/32
Federal National Mortgage Association                 $  287,349     $  296,842     0.11%
   6.00%, due 5/1/29
Federal National Mortgage Association                 $  326,618     $  337,334     0.12%
   6.00%, due 8/1/32
Federal National Mortgage Association                 $  183,951     $  189,984     0.07%
   6.00%, due 4/1/32
Federal National Mortgage Association                 $  122,385     $  128,149     0.05%
   6.00%, due 9/1/16
Federal National Mortgage Association                 $    2,691     $    2,780     0.00%
   6.00%, due 4/1/31
Federal National Mortgage Association                 $  445,906     $  454,388     0.16%
   5.50%, due 4/1/34
Federal National Mortgage Association                 $    9,014     $    9,312     0.00%
   6.00%, due 3/1/29
Federal National Mortgage Association                 $    1,829     $    1,894     0.00%
   6.00%, due 12/1/30
Federal National Mortgage Association                 $   10,436     $   10,781     0.00%
   6.00%, due 12/1/29
Federal National Mortgage Association                 $  200,389     $  204,309     0.07%
   5.50%, due 6/30/07
Federal National Mortgage Association                 $  900,052     $  917,173     0.33%
   5.50%, due 5/1/34
Federal National Mortgage Association                 $    9,613     $    9,935     0.00%
   5.50%, due 6/1/16
Federal National Mortgage Association                 $  231,293     $  238,868     0.09%
   5.50%, due 6/1/17
Federal National Mortgage Association                 $  420,641     $  434,442     0.16%
   6.00%, due 3/1/33
Federal National Mortgage Association                 $   43,045     $   43,864     0.02%
   5.50%, due 6/1/34
Federal National Mortgage Association                 $  211,757     $  218,760     0.08%
   6.00%, due 12/1/28
Federal National Mortgage Association                 $1,283,498     $1,308,603     0.47%
   5.50%, due 7/1/33
Federal National Mortgage Association                 $  214,173     $  221,187     0.08%
   5.50%, due 8/1/17
Federal National Mortgage Association                 $  491,933     $  507,841     0.18%
   5.50%, due 8/1/19

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
Federal National Mortgage Association                 $1,470,962    $ 1,499,733       0.54%
   5.50%, due 9/1/33
Federal National Mortgage Association                 $  526,545    $   536,561       0.19%
   5.50%, due 9/1/34
Federal National Mortgage Association                 $  379,189    $   391,630       0.14%
   6.00%, due 10/1/32
Federal National Mortgage Association                 $  378,844    $   391,372       0.14%
   6.00%, due 11/1/28
Federal National Mortgage Association                 $  416,066    $   429,716       0.15%
   6.00%, due 11/1/32
Federal National Mortgage Association                 $1,224,865    $ 1,248,824       0.45%
   5.50%, due 6/1/33
                                                                    -----------      -----
TOTAL MORTGAGE                                                      $49,013,856      17.57%
                                                                    -----------      -----
TOTAL FNMA                                                          $60,083,503(g)   21.56%
                                                                    -----------      -----

FOREIGN GOVERNMENT TREASURY
FOREIGN SOVEREIGN
Canadian Government                                   $  500,000    $   526,446       0.19%
   5.25%, due 11/5/08
Malaysian Government                                  $  100,000    $   116,351       0.04%
   7.50%, due 7/15/11
Republic of Chile                                     $  100,000    $   105,360       0.04%
   5.50%, due 1/15/13
Republic of Finland                                   $  250,000    $   256,090       0.09%
   4.75%, due 3/6/07
Republic of Italy Series DTC                          $  250,000    $   253,373       0.09%
   4.375%, due 10/25/06
Republic of Italy Series DTC                          $  750,000    $   812,922       0.29%
   5.625%, due 6/15/12
Republic of Korea                                     $  250,000    $   287,296       0.10%
   8.875%, due 4/15/08
Republic of South Africa                              $  100,000    $   114,625       0.04%
   7.375%, due 4/25/12
Republic of Poland                                    $  100,000    $   104,300       0.04%
   5.25%, due 1/15/14
United Mexican States                                 $  250,000    $   285,625       0.10%
   7.50%, due 1/14/12
United Mexican States Series A                        $  500,000    $   517,500       0.19%
   5.875%, due 1/15/14
United Mexican States Series A                        $  550,000    $   589,050       0.21%
   6.375%, due 1/16/13

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
United Mexican States Series A                          $250,000     $  262,750     0.09%
   8.50%, due 2/1/06
                                                                     ----------     ----
TOTAL FOREIGN SOVEREIGN                                              $4,231,688     1.51%
                                                                     ----------     ----

REGIONAL GOVERNMENT
Province of British Columbia                            $250,000     $  263,356     0.09%
   5.375%, due 10/29/08
Province of Ontario                                     $511,000     $  524,979     0.19%
   6.00%, due 2/21/06
                                                                     ----------     ----
TOTAL REGIONAL GOVERNMENT                                            $  788,335     0.28%
                                                                     ----------     ----
TOTAL FOREIGN GOVERNMENT TREASURY                                    $5,020,023     1.79%
                                                                     ----------     ----

GNMA
MORTGAGE
Government National Mortgage Association TBA            $500,000     $  501,719     0.18%
   5.00%, due 3/15/34 (b)
Government National Mortgage Association TBA            $500,000     $  511,250     0.18%
   5.50%, due 3/15/34 (b)
Government National Mortgage Association                $  2,089     $    2,205     0.00%
   7.50%, due 1/15/09
Government National Mortgage Association                $ 15,655     $   16,849     0.01%
   7.50%, due 10/15/26
Government National Mortgage Association                $  8,464     $    8,986     0.00%
   7.00%, due 5/15/31
Government National Mortgage Association                $173,709     $  180,768     0.07%
   6.00%, due 3/20/29
Government National Mortgage Association                $  9,328     $    9,581     0.00%
   7.00%, due 3/15/07
Government National Mortgage Association                $ 23,716     $   25,457     0.01%
   7.50%, due 1/15/30
Government National Mortgage Association                $191,445     $  202,368     0.07%
   7.00%, due 8/20/31
Government National Mortgage Association                $289,805     $  307,712     0.11%
   7.00%, due 8/15/32
Government National Mortgage Association                $ 27,706     $   29,740     0.01%
   7.50%, due 10/15/30
Government National Mortgage Association                $    671     $      713     0.00%
   7.00%, due 6/15/29

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Government National Mortgage Association                $  1,189       $  1,293     0.00%
   8.00%, due 10/15/26
Government National Mortgage Association                $  4,267       $  4,544     0.00%
   7.00%, due 5/15/26
Government National Mortgage Association                $  2,396       $  2,552     0.00%
   7.00%, due 4/15/26
Government National Mortgage Association                $ 88,975       $ 94,470     0.03%
  7.00%, due 8/15/31
Government National Mortgage Association                $ 11,665       $ 12,555     0.00%
   7.50%, due 11/15/26
Government National Mortgage Association                $ 22,946       $ 24,696     0.01%
   7.50%, due 3/15/26
Government National Mortgage Association                $146,285       $157,027     0.06%
   7.50%, due 3/15/32
Government National Mortgage Association                $ 56,678       $ 60,469     0.02%
   7.50%, due 9/15/11
Government National Mortgage Association                $  3,589       $  3,905     0.00%
   8.00%, due 11/15/26
Government National Mortgage Association                $112,135       $121,749     0.04%
   8.00%, due 11/15/30
Government National Mortgage Association                $    928       $  1,008     0.00%
   8.00%, due 5/15/27
Government National Mortgage Association                $    907       $    987     0.00%
   8.00%, due 6/15/26
Government National Mortgage Association                $  2,139       $  2,326     0.00%
   8.00%, due 7/15/27
Government National Mortgage Association                $  5,078       $  5,526     0.00%
   8.00%, due 9/15/26
Government National Mortgage Association                $  1,308       $  1,422     0.00%
   8.00%, due 9/15/27
Government National Mortgage Association                $ 10,497       $ 11,470     0.00%
   8.50%, due 11/15/26
Government National Mortgage Association                $  2,299       $  2,512     0.00%
   8.50%, due 7/15/26
Government National Mortgage Association                $    620       $    650     0.00%
   7.50%, due 8/15/08
Government National Mortgage Association                $820,794       $827,563     0.30%
   5.00%, due 8/15/33
Government National Mortgage Association                $137,273       $144,624     0.05%
   6.50%, due 10/15/32
Government National Mortgage Association                $ 12,008       $ 12,789     0.00%
   7.00%, due 2/15/26
Government National Mortgage Association                $418,119       $421,567     0.15%
   5.00%, due 7/15/33

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Government National Mortgage Association                $888,457       $912,685     0.33%
   5.50%, due 3/15/33
Government National Mortgage Association TBA            $500,000       $511,250     0.18%
   5.50%, due 3/22/35 (b)
Government National Mortgage Association                $443,272       $455,251     0.16%
   5.50%, due 4/15/34
Government National Mortgage Association                $315,868       $324,481     0.12%
   5.50%, due 5/15/33
Government National Mortgage Association                $496,234       $509,645     0.18%
   5.50%, due 6/15/34
Government National Mortgage Association                $176,097       $180,899     0.07%
   5.50%, due 8/15/33
Government National Mortgage Association                $347,075       $356,539     0.13%
   5.50%, due 9/15/33
Government National Mortgage Association                $244,749       $254,548     0.09%
   6.00%, due 1/15/32
Government National Mortgage Association TBA            $500,000       $519,461     0.19%
   6.00%, due 1/20/35 (b)
Government National Mortgage Association                $133,340       $140,569     0.05%
   6.50%, due 8/15/29
Government National Mortgage Association TBA            $500,000       $501,719     0.18%
   5.00%, due 3/22/35 (b)
Government National Mortgage Association                $387,268       $402,564     0.14%
   6.00%, due 11/15/33
Government National Mortgage Association                $ 23,688       $ 24,901     0.01%
   7.00%, due 11/15/11
Government National Mortgage Association                $ 18,269       $ 19,422     0.01%
   7.00%, due 12/15/29
Government National Mortgage Association                $ 52,258       $ 55,114     0.02%
   6.50%, due 7/15/29
Government National Mortgage Association                $137,604       $144,973     0.05%
   6.50%, due 6/15/32
Government National Mortgage Association                $145,186       $152,566     0.05%
   6.50%, due 3/20/31
Government National Mortgage Association                $206,039       $217,271     0.08%
   6.50%, due 3/15/29
Government National Mortgage Association                $ 44,293       $ 46,764     0.02%
   6.50%, due 2/15/29
Government National Mortgage Association                $527,126       $549,218     0.20%
   6.00%, due 7/15/29
Government National Mortgage Association TBA            $500,000       $519,219     0.19%
   6.00%, due 2/15/34 (b)
Government National Mortgage Association                $150,032       $156,039     0.06%
   6.00%, due 12/15/32

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
Government National Mortgage Association              $  215,370    $   226,903       0.08%
   6.50%, due 9/15/32
                                                                    -----------       ----
TOTAL MORTGAGE                                                      $10,895,053       3.89%
                                                                    -----------       ----
TOTAL GNMA                                                          $10,895,053(g)    3.89%
                                                                    -----------       ----

U.S. TREASURY BONDS
United States Treasury Bond                           $  201,000    $   216,130       0.08%
   12.75%, due 11/15/10
United States Treasury Bond                           $  403,000    $   520,264       0.19%
   7.50%, due 11/15/16
United States Treasury Bond                           $  302,000    $   448,954       0.16%
   9.875%, due 11/15/15
United States Treasury Bond                           $  302,000    $   440,566       0.16%
   8.875%, due 2/15/19
United States Treasury Bond                           $  504,000    $   740,723       0.27%
   8.75%, due 8/15/20
United States Treasury Bond                           $  252,000    $   356,728       0.13%
   8.75%, due 5/15/17
United States Treasury Bond                           $  201,000    $   288,239       0.10%
   8.50%, due 2/15/20
United States Treasury Bond                           $1,800,000    $ 2,158,805       0.78%
   6.25%, due 8/15/23
United States Treasury Bond                           $1,007,000    $ 1,243,881       0.45%
   6.25%, due 5/15/30
United States Treasury Bond                           $4,500,000    $ 5,033,848       1.81%
   5.375%, due 2/15/31 (d)
United States Treasury Bond                           $  201,000    $   317,148       0.11%
   11.25%, due 2/15/15
United States Treasury Bond                           $  252,000    $   297,961       0.11%
   10.375%, due 11/15/12
United States Treasury Bond                           $2,500,000    $ 2,945,312       1.06%
   6.00%, due 2/15/26 (d)
                                                                    -----------       ----
TOTAL U.S. TREASURY BONDS                                           $15,008,559(G)    5.41%
                                                                    -----------       ----

U.S. TREASURY NOTES
United States Treasury Note                           $  705,000    $   752,092       0.27%
   6.125%, due 8/15/07

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
United States Treasury Note                           $3,500,000    $ 3,452,694      1.24%
   3.125%, due 9/15/08 (d)
United States Treasury Note                           $3,100,000    $ 3,248,825      1.17%
   4.75%, due 5/15/14
United States Treasury Note                           $1,200,000    $ 1,182,610      0.43%
   1.625%, due 2/28/06
United States Treasury Note                           $3,350,000    $ 3,380,885      1.22%
   4.25%, due 11/15/14 (d)
United States Treasury Note                           $6,750,000    $ 6,695,683      2.41%
   4.00%, due 2/15/14 (d)
United States Treasury Note                           $  500,000    $   505,390      0.18%
   3.875%, due 5/15/09 (d)
United States Treasury Note                           $1,000,000    $   987,461      0.36%
   3.375%, due 9/15/09
United States Treasury Note                           $2,225,000    $ 2,214,222      0.80%
   3.00%, due 12/31/06 (d)
United States Treasury Note                           $20,370,00    $20,155,157      7.26%
   3.00%, due 11/15/07 (d)
United States Treasury Note                           $1,000,000    $   995,000      0.36%
   2.75%, due 6/30/06
United States Treasury Note                           $5,000,000    $ 4,947,850      1.78%
   2.625%, due 11/15/06
United States Treasury Note                           $1,000,000    $   986,797      0.36%
   2.00%, due 5/15/06
United States Treasury Note                           $5,000,000    $ 4,941,600      1.78%
   2.375%, due 8/15/06 (d)
United States Treasury Note                           $5,000,000    $ 4,978,125      1.79%
   3.125%, due 5/15/07 (d)
                                                                    -----------     -----
TOTAL U.S. TREASURY NOTES                                           $59,424,391(g)  21.41%
                                                                    -----------     -----

YANKEE BONDS (i)
BANKING
Abbey National PLC                                    $  100,000    $   133,239      0.05%
   7.95%, due 10/26/29
Australia & New Zealand Banking Group Ltd.            $  353,000    $   373,243      0.13%
   7.55%, due 9/15/06
HSBC Bank PLC                                         $  200,000    $   230,096      0.08%
   6.95%, due 3/15/11
Santander Financial Issuances                         $  100,000    $   109,946      0.04%
   6.375%, due 2/15/11
                                                                    -----------     -----
TOTAL BANKING                                                       $   846,524      0.30%
                                                                    -----------     -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CONGLOMERATE/DIVERSIFIED MANUFACTURING
Tyco International Group SA                             $250,000       $276,358     0.10%
   6.375%, due 10/15/11
                                                                       --------     ----
TOTAL CONGLOMERATE/DIVERSIFIED MANUFACTURING                           $276,358     0.10%
                                                                       --------     ----

DIVERSIFIED TELECOMMUNICATIONS
TELUS Corp.                                             $100,000       $107,978     0.04%
   7.50%, due 6/1/07
                                                                       --------     ----
TOTAL DIVERSIFIED TELECOMMUNICATIONS                                   $107,978     0.04%
                                                                       --------     ----

ELECTRIC UTILITIES
United Utilities PLC                                    $100,000       $ 99,912     0.04%
   5.375%, due 2/1/19
                                                                       --------     ----
TOTAL ELECTRIC UTILITIES                                               $ 99,912     0.04%
                                                                       --------     ----

GAS PIPELINES
TransCanada Pipelines Ltd.                              $100,000       $ 95,439     0.03%
   4.00%, due 6/15/13
                                                                       --------     ----
TOTAL GAS PIPELINES                                                    $ 95,439     0.03%
                                                                       --------     ----

INTEGRATED OIL
Norsk Hydro ASA                                         $250,000       $309,648     0.11%
   7.25%, due 9/23/27
Petro-Canada                                            $100,000       $ 94,268     0.03%
   4.00%, due 7/15/13
                                                                       --------     ----
TOTAL INTEGRATED OIL                                                   $403,916     0.14%
                                                                       --------     ----

METALS/MINING
Alcan, Inc.                                             $100,000       $111,024     0.04%
   6.45%, due 3/15/11
                                                                       --------     ----
TOTAL METALS/MINING                                                    $111,024     0.04%
                                                                       --------     ----

PROPERTY & CASUALTY INSURANCE
ACE Ltd.                                                $175,000       $181,446     0.07%
   6.00%, due 4/1/07
                                                                       --------     ----
TOTAL PROPERTY & CASUALTY INSURANCE                                    $181,446     0.07%
                                                                       --------     ----

RAILROADS
Canadian National Railway Co.                           $100,000       $110,953     0.04%
   6.375%, due 10/15/11
                                                                       --------     ----
TOTAL RAILROADS                                                        $110,953     0.04%
                                                                       --------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
REGIONAL GOVERNMENT
Province of Manitoba                                  $  250,000    $   263,545      0.09%
   5.50%, due 10/1/08
Province of Quebec                                    $  302,000    $   394,491      0.14%
   7.50%, due 7/15/23
                                                                    -----------     -----
TOTAL REGIONAL GOVERNMENT                                           $   658,036      0.23%
                                                                    -----------     -----

SECONDARY OIL & GAS PRODUCERS
Canadian National Resources Ltd.                      $  100,000    $   105,008      0.04%
   5.45%, due 10/1/12
EnCana Corp.                                          $  100,000    $   110,338      0.04%
   6.30%, due 11/1/11
                                                                    -----------     -----
TOTAL SECONDARY OIL & GAS PRODUCERS                                 $   215,346      0.08%
                                                                    -----------     -----

SUPRANATIONAL
Inter-American Development Bank                       $  604,000    $   739,342      0.27%
   6.80%, due 10/15/25
                                                                    -----------     -----
TOTAL SUPRANATIONAL                                                 $   739,342      0.27%
                                                                    -----------     -----
TOTAL YANKEE BONDS                                                  $ 3,846,274      1.38%
                                                                    -----------     -----

COMMERCIAL PAPER (c)
Countrywide Home Loans, Inc.                          $4,915,000    $ 4,915,000      1.77%
   2.53% due 2/1/05
E.I. du Pont de Nemours & Co.                         $5,000,000    $ 4,998,122      1.80%
   2.25% due 2/7/05
Goldman Sachs Group, Inc. (The)                       $2,900,000    $ 2,898,187      1.04%
   2.50% due 2/10/05
Guardian Industries Corp.                             $5,000,000    $ 4,999,037      1.80%
   2.31% due 2/4/05
Inter-American Development Bank                       $5,000,000    $ 4,995,807      1.80%
   2.32% due 2/14/05
International Bank of Reconstruction
   & Development                                      $5,000,000    $ 4,999,069      1.80%
   2.23% due 2/4/05
International Bank of Reconstruction
   & Development                                      $3,500,000    $ 3,495,018      1.26%
   2.44% due 2/22/05
International Business Machines Corp.                 $5,000,000    $ 4,995,264      1.80%
   2.27% due 2/16/05
                                                                    -----------     -----
TOTAL COMMERCIAL PAPER                                              $36,295,504     13.07%
                                                                    -----------     -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
INVESTMENT COMPANY
AIM Institutional Funds Group                        $   816,870    $   816,870      0.28%
   2.30% due 2/1/05 (e)
                                                                    -----------     -----
TOTAL INVESTMENT COMPANY                                            $   816,870      0.28%
                                                                    -----------     -----

MASTER NOTE
Bank of America LLC                                  $ 6,750,000    $ 6,750,000      2.42%
   2.58% due 2/1/05 (e)
                                                                    -----------     -----
TOTAL MASTER NOTE                                                   $ 6,750,000      2.42%
                                                                    -----------     -----
REPURCHASE AGREEMENTS
Credit Suisse First Boston Corp.
   2.5499%, dated 1/31/05 due 2/1/05
   Proceeds at Maturity $10,000,708 (e)
   (Collateralized by Various Bonds with a
      Principal Amount of
      $11,181,956 and a Market Value of
      $10,200,360) (f)                               $10,000,000    $10,000,000      3.60%
                                                                    -----------     -----
Deutsche Bank Securities Inc.
   2.5599%, dated 1/31/05 due 2/1/05
   Proceeds at Maturity $12,000,853 (e)
   (Collateralized by Various Bonds with a
      Principal Amount of
      $13,636,745 and a Market Value of
      $12,240,000) (f)                               $12,000,000    $12,000,000      4.32%
                                                                    -----------     -----
Dresdner Kleinwort Wasserstein Securities LLC
   2.57%, dated 1/31/05 due 2/1/05
   Proceeds at Maturity $1,000,071 (e)
   (Collateralized by Various Bonds with a
      Principal Amount of
      $1,017,125 and a Market Value of
      $1,050,035) (f)                                $ 1,000,000    $ 1,000,000      0.36%
                                                                    -----------     -----
Lehman Brothers, Inc.
   2.5499%, dated 1/31/05 due 2/1/05
   Proceeds at Maturity $7,300,517 (e)
   (Collateralized by Various Bonds with a
      Principal Amount of
      $8,279,515 and a Market Value of
      $7,664,415) (f)                                $ 7,300,000    $ 7,300,000      2.62%
                                                                    -----------     -----
Merrill Lynch Pierce Fenner & Smith
   2.58%, dated 1/31/05 due 2/1/05
   Proceeds at Maturity $6,000,430 (e)
   (Collateralized by Various Bonds with a
      Principal Amount of
      $5,896,016 and a Market Value of
      $6,300,122) (f)                                $ 6,000,000    $ 6,000,000      2.16%
                                                                    -----------     -----
Morgan Stanley & Co., Inc.
   2.55%, dated 1/31/05 due 2/1/05
   Proceeds at Maturity $12,200,864 (e)
   (Collateralized by Various Bonds with a
      Principal Amount of
      $17,824,967 and a Market Value of
      $12,831,482) (f)                               $12,200,000    $12,200,000      4.39%
                                                                    -----------     -----
TOTAL REPURCHASE AGREEMENTS                                         $48,500,000     17.45%
                                                                    -----------     -----

                                                SHARES/PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
U.S. TREASURY BILLS (c)
United States Treasury Bill                             $300,000   $    299,562       0.11%
   1.74% due 3/3/05
                                                                   ------------     ------
TOTAL U.S. TREASURY BILLS                                          $    299,562       0.11%
                                                                   ------------     ------
TOTAL INVESTMENTS
                                                                   ------------     ------
   (COST $360,900,089) (j)                                         $365,628,484(k)  131.63%
                                                                   ------------     ------
Liabilities in Excess of Cash and Other Assets                     ($87,821,458)    -31.63%
                                                                   ------------     ------
NET ASSETS                                                         $277,807,026     100.00%
                                                                   ============     ======

                                                    CONTRACTS       UNREALIZED
                                                      LONG         APPRECIATION(l)   % NET ASSETS
                                                ----------------   ---------------   ------------
FUTURES CONTRACTS (h)
United States Treasury Note                                   77            $6,129     0.00%
   March 2005 (5 Year)
TOTAL FUTURES CONTRACTS
                                                                            ------     ----
   (SETTLEMENT VALUE $8,433,906) (g)                                        $6,129     0.00%
                                                                                       ====

(a)  May be sold to institutional investors only.

(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of the securities at January 31, 2005 is $32,863,991.

(c) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.

(d)  Represents securities out on loan or a portion which is out on loan.

(e) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(f) Collateralization from various bonds on repurchase agreements may include collateralized mortgage obligations, asset-backed securities, mortgage-backed securities or other long term corporate bonds.

(g) The combined market value of U.S. Government & Federal Agencies investments and settlement value of U.S. Treasury Note futures contracts represents 75.1% of net assets.

(h)  Less than one hundreth of a percent.

(i) Yankee bond - dollar-denominated bond issued in the United States by foreign banks and corporations

(j)  The cost for federal income tax purposes is $361,002,515.

(k) At January 31, 2004 net realized appreciation was $4,625,969, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments of which there was an excess of market value over cost of $5,685,465 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,059,496.

(l) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2005.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY INTERMEDIATE TERM BOND FUND
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A
   Class A3                                           $  502,243     $  499,760     0.30%
   1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series
   2004-1 Class A2                                    $1,695,000     $1,655,974     0.98%
   2.53%, due 11/15/11
Volkswagen Auto Loan Enhanced Trust Series
   2003-2 Class A3                                    $1,495,000     $1,482,083     0.88%
   2.27%, due 10/22/07
                                                                     ----------     ----
TOTAL CONSUMER FINANCE                                               $3,637,817     2.16%
                                                                     ----------     ----
CONSUMER LOANS
Atlantic City Electric Transition Funding LLC
   Series 2002-1 Class A4                             $  675,000     $  723,046     0.43%
   5.55%, due 10/20/23
                                                                     ----------     ----
TOTAL CONSUMER LOANS                                                 $  723,046     0.43%
                                                                     ----------     ----
DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5
   Class A                                            $  460,000     $  472,077     0.28%
   5.30%, due 6/15/09
                                                                     ----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 $  472,077     0.28%
                                                                     ----------     ----
MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC
   Series 2002-1 Class A                              $  934,245     $  947,988     0.56%
   4.58%, due 2/1/08
                                                                     ----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                            $  947,988     0.56%
                                                                     ----------     ----
THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B
   Class 1A4                                          $  188,985     $  191,364     0.11%
   6.545%, due 4/7/18
                                                                     ----------     ----
TOTAL THRIFTS & MORTGAGE FINANCE                                     $  191,364     0.11%
                                                                     ----------     ----
TOTAL CORPORATE ASSET-BACKED                                         $5,972,292     3.54%
                                                                     ----------     ----

CORPORATE BONDS
AEROSPACE & DEFENSE

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Heckler & Koch GmbH                                     $100,000     $  146,649     0.09%
   9.25%, due 7/15/11(c)
Hexcel Corp.                                            $380,000     $  396,150     0.23%
   9.75%, due 1/15/09
                                                                     ----------     ----
TOTAL AEROSPACE & DEFENSE                                            $  542,799     0.32%
                                                                     ----------     ----
AIRLINES
Delta Air Lines, Inc.                                   $590,000     $  233,050     0.14%
   8.30%, due 12/15/29
Southwest Airlines Co.                                  $520,000     $  522,693     0.31%
   5.25%, due 10/1/14
                                                                     ----------     ----
TOTAL AIRLINES                                                       $  755,743     0.45%
                                                                     ----------     ----
AUTO COMPONENTS
Collins & Aikman Products                               $185,000     $  153,088     0.09%
   12.875%, due 8/15/12 (c)(e)
Goodyear Tire & Rubber Co. (The)                        $240,000     $  248,400     0.15%
   6.625%, due 12/1/06
Visteon Corp.                                           $ 85,000     $   77,775     0.05%
   7.00%, due 3/10/14
                                                                     ----------     ----
TOTAL AUTO COMPONENTS                                                $  479,263     0.29%
                                                                     ----------     ----
AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.            $580,000     $  632,140     0.37%
   6.50%, due 11/15/13
General Motors Corp.                                    $225,000     $  226,569     0.13%
   8.375%, due 7/15/33
                                                                     ----------     ----
TOTAL AUTOMOBILES                                                    $  858,709     0.50%
                                                                     ----------     ----
BEVERAGES
CIA Brasileira de Bebidas                               $800,000     $1,005,000     0.59%
   10.50%, due 12/15/11
Coca-Cola HBC Finance BV                                $260,000     $  268,117     0.16%
   5.125%, due 9/17/13
Miller Brewing Co.                                      $825,000     $  829,387     0.49%
   4.25%, due 8/15/08 (c)
                                                                     ----------     ----
TOTAL BEVERAGES                                                      $2,102,504     1.24%
                                                                     ----------     ----
BUILDING PRODUCTS
Dayton Superior Corp.                                   $160,000     $  172,000     0.10%
   10.75%, due 9/15/08
                                                                     ----------     ----
TOTAL BUILDING PRODUCTS                                              $  172,000     0.10%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                           $450,000     $  451,272     0.27%
   4.00%, due 1/31/08
Goldman Sachs Group, Inc. (The)                         $800,000     $  856,896     0.51%
   6.345%, due 2/15/34 (e)
LaBranche & Co., Inc.                                   $120,000     $  128,700     0.08%
   11.00%, due 5/15/12
Morgan Stanley                                          $630,000     $  624,828     0.37%
   3.625%, due 4/1/08
Morgan Stanley                                          $465,000     $  457,747     0.27%
   4.75%, due 4/1/14
                                                                     ----------     ----
TOTAL CAPITAL MARKETS                                                $2,519,443     1.50%
                                                                     ----------     ----
CHEMICALS
Acetex Corp.                                            $210,000     $  227,325     0.13%
   10.875%, due 8/1/09
Crompton Corp.                                          $255,000     $  285,600     0.17%
   9.875%, due 8/1/12 (c)
Witco Corp.                                             $ 85,000     $   83,300     0.05%
   7.75%, due 4/1/23
                                                                     ----------     ----
TOTAL CHEMICALS                                                      $  596,225     0.35%
                                                                     ----------     ----
COMMERCIAL BANKS
BankBoston NA                                           $520,000     $  561,218     0.33%
   7.00%, due 9/15/07
FleetBoston Financial Corp.                             $500,000     $  500,287     0.30%
   3.85%, due 2/15/08
                                                                     ----------     ----
TOTAL COMMERCIAL BANKS                                               $1,061,505     0.63%
                                                                     ----------     ----
COMMERCIAL SERVICES & SUPPLIES
Geo Sub Corp.                                           $200,000     $  204,000     0.12%
   11.00%, due 5/15/12
Hutchison Whamp International Ltd.                      $580,000     $  602,561     0.36%
   5.45%, due 11/24/10 (c)
Quebecor Media, Inc.                                    $ 25,000     $   24,750     0.01%
   0.00%, due 7/15/11 -- 13.75%,
      beginning 7/15/06
                                                                     ----------     ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 $  831,311     0.49%
                                                                     ----------     ----
CONSUMER FINANCE
Capital One Bank                                        $355,000     $  375,687     0.22%
   5.75%, due 9/15/10
Ford Motor Credit Co.                                   $658,000     $  693,510     0.41%
   7.00%, due 10/1/13 (e)

                                                SHARES/PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
General Motors Acceptance Corp.                       $   20,000     $   19,956     0.01%
   6.875%, due 8/28/12
General Motors Acceptance Corp.                       $  410,000     $  411,708     0.24%
   6.875%, due 9/15/11
HSBC Finance Corp.                                    $  208,000     $  217,607     0.13%
   7.25%, due 5/15/06
MBNA Corp.                                            $  370,000     $  386,633     0.23%
   6.25%, due 1/17/07
                                                                     ----------     ----
TOTAL CONSUMER FINANCE                                               $2,105,101     1.24%
                                                                     ----------     ----

CONTAINERS & PACKAGING
Owens-Illinois, Inc.                                  $  235,000     $  247,925     0.15%
   8.10%, due 5/15/07
Rock-Tenn Co.                                         $  345,000     $  405,889     0.24%
   8.20%, due 8/15/11
                                                                     ----------     ----
TOTAL CONTAINERS & PACKAGING                                         $  653,814     0.39%
                                                                     ----------     ----

DIVERSIFIED FINANCIAL SERVICES
Arcel Finance Ltd.                                    $  450,000     $  453,280     0.27%
   6.361%, due 5/1/12 (c)
Canwest Media, Inc.                                   $   90,000     $   96,300     0.06%
   8.00%, due 9/15/12 (c)
Citigroup, Inc.                                       $1,105,000     $1,121,863     0.66%
   5.00%, due 9/15/14
Dollar Financial Group, Inc.                          $   15,000     $   16,538     0.01%
   9.75%, due 11/15/11
FGIC Corp.                                            $  835,000     $  890,162     0.53%
   6.00%, due 1/15/34 (c)
J Paul Getty Trust Series 2003                        $  460,000     $  496,108     0.29%
   5.875%, due 10/1/33
Rainbow National Services LLC                         $   45,000     $   52,762     0.03%
   10.375%, due 9/1/14 (c)
Rainbow National Services LLC                         $  190,000     $  213,750     0.13%
   8.75%, due 9/1/12 (c)
Tengizchevroil LLP                                    $  235,000     $  237,056     0.14%
   6.124%, due 11/15/14 (c)
                                                                     ----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 $3,577,819     2.12%
                                                                     ----------     ----

DIVERSIFIED TELECOMMUNICATION SERVICES
Ameritech Capital Funding                             $  300,000     $  329,032     0.19%
   6.45%, due 1/15/18
Qwest Communications International, Inc.              $  165,000     $  169,125     0.10%
   7.50%, due 2/15/11 (c)

                                                SHARES/PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Qwest Corp.                                             $ 20,000     $   22,750     0.01%
   9.125%, due 3/15/12 (c)
Qwest Services Corp.                                    $230,000     $  273,125     0.16%
   14.00%, due 12/15/10 (c)
SBC Communications, Inc.                                $415,000     $  412,040     0.24%
   4.125%, due 9/15/09
Telefonos de Mexico, S.A. de C.V                        $665,000     $  666,571     0.39%
   4.50%, due 11/19/08
TSI Telecommunication Services, Inc. Series B           $160,000     $  182,400     0.11%
   12.75%, due 2/1/09
                                                                     ----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         $2,055,043     1.20%
                                                                     ----------     ----

ELECTRIC UTILITIES
American Electric Power Co., Inc. Series C              $215,000     $  223,940     0.13%
   5.375%, due 3/15/10
Kiowa Power Partners LLC                                $825,000     $  833,349     0.49%
   5.737%, due 3/30/21 (c)
PPL Energy Supply LLC                                   $650,000     $  670,309     0.40%
   5.40%, due 8/15/14
Singapore Powerassets Ltd.                              $305,000     $  311,813     0.18%
   5.00%, due 10/22/13  (c)
Tenaska Virginia Partners LP                            $978,225     $1,037,417     0.61%
   6.119%, due 3/30/24 (c)
                                                                     ----------     ----
TOTAL ELECTRIC UTILITIES                                             $3,076,828     1.81%
                                                                     ----------     ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                    $340,000     $  376,903     0.22%
   6.00%, due 8/15/32
                                                                     ----------     ----
TOTAL ELECTRICAL EQUIPMENT                                           $  376,903     0.22%
                                                                     ----------     ----

ENERGY EQUIPMENT & SERVICES
Seitel, Inc.                                            $ 25,000     $   28,000     0.02%
   11.75%, due 7/15/11(c)
                                                                     ----------     ----
TOTAL ENERGY EQUIPMENT & SERVICES                                    $   28,000     0.02%
                                                                     ----------     ----

FOOD & STAPLES RETAILING
CVS Corp.                                               $600,000     $  606,720     0.36%
   5.298%, due 1/11/27 (c)
CVS Corp.                                               $429,574     $  449,163     0.27%
   5.789%, due 1/10/26 (c)
Duane Reade, Inc.                                       $135,000     $  137,700     0.08%
   7.01%, due 12/15/10 (c)

                                                SHARES/PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Safeway, Inc.                                           $355,000     $  353,088     0.21%
   4.125%, due 11/1/08
                                                                     ----------     ----
TOTAL FOOD & STAPLES RETAILING                                       $1,546,671     0.92%
                                                                     ----------     ----

FOOD PRODUCTS
Cargill, Inc.                                           $570,000     $  581,738     0.34%
   5.00%, due 11/15/13 (c)
Cargill, Inc.                                           $245,000     $  240,378     0.14%
   4.375%, due 6/1/13 (c)
Pinnacle Foods Holding Corp.                            $105,000     $   96,075     0.06%
   8.25%, due 12/1/13 (c)
                                                                     ----------     ----
TOTAL FOOD PRODUCTS                                                  $  918,191     0.54%
                                                                     ----------     ----

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                   $155,000     $  163,525     0.10%
   6.75%, due 8/15/14 (c)
                                                                     ----------     ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               $  163,525     0.10%
                                                                     ----------     ----

HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                                         $155,000     $  161,975     0.10%
   10.50%, due 4/1/13
Coventry Health Care, Inc.                              $155,000     $  157,325     0.09%
   6.125%, due 1/15/15 (c)
Highmark, Inc.                                          $920,000     $1,008,595     0.60%
   6.80%, due 8/15/13 (c)
Medco Health Solutions, Inc.                            $495,000     $  559,472     0.33%
   7.25%, due 8/15/13
Vanguard Health Holding Co. II                          $155,000     $  165,850     0.10%
   9.00%, due 10/1/14 (c)
                                                                     ----------     ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                               $2,053,217     1.22%
                                                                     ----------     ----

HOTELS, RESTAURANTS & LEISURE
Six Flags, Inc.                                         $105,000     $   98,963     0.06%
   9.625%, due 6/1/14
Venetian Casino Resort LLC                              $295,000     $  333,350     0.20%
   11.00%, due 6/15/10
                                                                     ----------     ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                  $  432,313     0.26%
                                                                     ----------     ----

HOUSEHOLD DURABLES
D.R. Horton, Inc.                                       $645,000     $  649,224     0.38%
   5.625%, due 1/15/16
                                                                     ----------     ----
TOTAL HOUSEHOLD DURABLES                                             $  649,224     0.38%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
INSURANCE
Crum & Forster                                        $  295,000     $  329,662     0.19%
   10.375%, due 6/15/13
Fund American Cos., Inc.                              $  850,000     $  870,250     0.51%
   5.875%, due 5/15/13
Marsh & McLennan Cos., Inc.                           $   55,000     $   59,574     0.04%
   7.125%, due 6/15/09
Phoenix Life Insurance                                $  205,000     $  210,370     0.12%
   7.15%, due 12/15/34 (c)
Provident Companies, Inc.                             $   60,000     $   56,850     0.03%
   7.25%, due 3/15/28
UnumProvident Corp.                                   $  135,000     $  123,525     0.07%
   6.75%, due 12/15/28
                                                                     ----------     ----
TOTAL INSURANCE                                                      $1,650,231     0.96%
                                                                     ----------     ----

MACHINERY
Dresser-Rand Group, Inc.                              $   40,000     $   40,900     0.02%
   7.375%, due 11/1/14 (c)
Mark IV Industries, Inc.                              $   60,000     $   58,050     0.03%
   7.50%, due 9/1/07
                                                                     ----------     ----
TOTAL MACHINERY                                                      $   98,950     0.05%
                                                                     ----------     ----

MARINE
Gulfmark Offshore, Inc.                               $  145,000     $  152,250     0.09%
   7.75%, due 7/15/14 (c)
                                                                     ----------     ----
TOTAL MARINE                                                         $  152,250     0.09%
                                                                     ----------     ----

MEDIA
AT&T Broadband Corp.                                  $  370,000     $  520,361     0.31%
   9.455%, due 11/15/22
Clear Channel Communications, Inc.                    $  385,000     $  361,705     0.21%
   4.90%, due 5/15/15
Clear Channel Communications, Inc.                    $  675,000     $  671,275     0.40%
   5.50%, due 9/15/14
Dex Media East LLC                                    $   41,000     $   49,098     0.03%
   12.125%, due 11/15/12
Ono Finance PLC                                       $  210,000     $  306,595     0.18%
   10.50%, due 5/15/14 (c)
PanAmSat Corp.                                        $  115,000     $  125,062     0.07%
   9.00%, due 8/15/14 (c)
Time Warner Entertainment Co. LP                      $1,736,000     $2,279,219     1.35%
   10.15%, due 5/1/12

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Time Warner Entertainment Co. LP                      $  513,000     $  654,507     0.39%
   8.375%, due 3/15/23
                                                                     ----------     ----
TOTAL MEDIA                                                          $4,967,822     2.94%
                                                                     ----------     ----

METALS & MINING
Citibank Global Markets Deutschland for Severstal     $  335,000     $  338,350     0.20%
   9.25%, due 4/19/14 (c)
Citigroup (JSC Severstal) Series REGS                 $   80,000     $   81,096     0.05%
   9.25%, due 4/19/14
Corporacion Nacional del Cobre-Codelco, Inc.          $  330,000     $  346,390     0.20%
   5.50%, due 10/15/13 (c)
Foundation PA Coal Co.                                $  180,000     $  188,550     0.11%
   7.25%, due 8/1/14 (c)
                                                                     ----------     ----
TOTAL METALS & MINING                                                $  954,386     0.56%
                                                                     ----------     ----

MULTILINE RETAIL
Kohl's Corp.                                          $  810,000     $  869,870     0.51%
   6.00%, due 1/15/33
Target Corp.                                          $  390,000     $  485,460     0.29%
   8.60%, due 1/15/12
                                                                     ----------     ----
TOTAL MULTILINE RETAIL                                               $1,355,330     0.80%
                                                                     ----------     ----

MULTI-UTILITIES & UNREGULATED POWER
AES Eastern Energy LP Series 1999 Class A             $  217,355     $  247,785     0.15%
   9.00%, due 1/2/17
AES Eastern Energy LP Series 1999 Class B             $   25,000     $   30,250     0.02%
   9.67%, due 1/2/29
NRG Energy, Inc.                                      $   46,000     $   49,565     0.03%
   8.00%, due 12/15/13 (c)
PSE&G Power LLC                                       $1,435,000     $1,488,922     0.88%
   6.875%, due 4/15/06
TXU Corp.                                             $  670,000     $  678,823     0.40%
   6.55%, due 11/15/34 (c)
Westar Energy, Inc.                                   $  250,000     $  251,894     0.15%
   5.15%, due 1/1/17
                                                                     ----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                            $2,747,239     1.63%
                                                                     ----------     ----

OIL & GAS
BP Canada Finance Co.                                 $  305,000     $  302,277     0.18%
   3.375%, due 10/31/07
El Paso Production Holding Co.                        $   60,000     $   62,400     0.04%
   7.75%, due 6/1/13

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Energy Transfer Partners, LP                            $500,000     $  512,456     0.30%
   5.95%, due 2/1/15 (c)
Enterprise Products Operating LP                        $535,000     $  578,166     0.34%
   6.65%, due 10/15/34 (c)
Enterprise Products Operating LP                        $300,000     $  307,412     0.18%
   5.60%, due 10/15/14 (c)
Gazprom International S.A                               $420,000     $  445,200     0.26%
   7.201%, due 2/1/20 (c)
Kern River Funding Corp.                                $863,040     $  881,907     0.52%
   4.893%, due 4/30/18 (c)
Pacific Energy Partners LP                              $ 20,000     $   21,100     0.01%
   7.125%, due 6/15/14
Tosco Corp.                                             $115,000     $  157,541     0.09%
   8.125%, due 2/15/30
                                                                     ----------     ----
TOTAL OIL & GAS                                                      $3,268,459     1.92%
                                                                     ----------     ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                   $200,000     $  255,000     0.15%
   8.875%, due 5/15/31
Neenah Paper, Inc.                                      $ 85,000     $   85,425     0.05%
   7.375%, due 11/15/14 (c)
OMX Timber Finance Investments LLC                      $255,000     $  257,662     0.15%
   5.42%, due 1/29/20 -- 7.42%, beginning
      10/21/19 (c)
Tembec Industries, Inc.                                 $ 65,000     $   64,350     0.04%
   8.50%, due 2/1/11
                                                                     ----------     ----
TOTAL PAPER & FOREST PRODUCTS                                        $  662,437     0.39%
                                                                     ----------     ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc.                                 $395,000     $  419,816     0.25%
   5.75%, due 10/15/33
                                                                     ----------     ----
TOTAL PERSONAL PRODUCTS                                              $  419,816     0.25%
                                                                     ----------     ----

PHARMACEUTICALS
Lilly (Eli) & Co.                                       $500,000     $  607,676     0.36%
   6.77%, due 1/1/36
                                                                     ----------     ----
TOTAL PHARMACEUTICALS                                                $  607,676     0.36%
                                                                     ----------     ----
REAL ESTATE
American Real Estate Partners LP/American Real          $155,000     $  164,688     0.10%
   Estate Finance Corp.
   8.125%, due 6/1/12
CB Richard Ellis Services, Inc.                         $156,000     $  177,840     0.11%
   9.75%, due 5/15/10

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
HRPT Properties Trust                                 $  520,000    $   563,837      0.33%
   6.50%, due 1/15/13
HRPT Properties Trust                                 $  595,000    $   617,330      0.36%
   5.75%, due 2/15/14
iStar Financial, Inc.                                 $  780,000    $   826,975      0.49%
   6.50%, due 12/15/13
OMEGA Healthcare Investors, Inc.                      $  260,000    $   262,600      0.16%
   7.00%, due 4/1/14
                                                                    -----------     -----
                                                                    $ 2,613,270      1.55%
                                                                    -----------     -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                $   15,000    $    13,350      0.01%
   7.125%, due 3/15/11
Amkor Technology, Inc.                                $   20,000    $    17,800      0.01%
   7.75%, due 5/15/13
                                                                    -----------     -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                      $    31,150      0.02%
                                                                    -----------     -----

SOFTWARE
Computer Associates International, Inc.               $  300,000    $   301,129      0.18%
   4.75%, due 12/1/09
                                                                    -----------     -----
TOTAL SOFTWARE                                                      $   301,129      0.18%
                                                                    -----------     -----

TRANSPORTATION INFRASTRUCTURE
PSA Corp. Ltd.                                        $   80,000    $    81,441      0.05%
   7.125%, due 8/1/05 (c)
                                                                    -----------     -----
TOTAL TRANSPORTATION INFRASTRUCTURE                                 $    81,441      0.05%
                                                                    -----------     -----

WIRELESS TELECOMMUNICATION SERVICES
Dobson Cellular Systems                               $   65,000    $    68,412      0.04%
   6.96%, due 11/1/11 (c)
Dobson Cellular Systems                               $   65,000    $    68,412      0.04%
   8.375%, due 11/1/11 (c)
Dobson Cellular Systems                               $   70,000    $    71,575      0.04%
   9.875%, due 11/1/12 (c)
Millicom International Cellular S.A.                  $  165,000    $   172,012      0.10%
   10.00%, due 12/1/13 (c)
Triton PCS, Inc.                                      $  140,000    $   134,748      0.08%
   8.50%, due 6/1/13
Vodafone Group PLC                                    $1,190,000    $ 1,192,762      0.70%
   3.95%, due 1/30/08
                                                                    -----------     -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                           $ 1,707,921      1.00%
                                                                    -----------     -----
TOTAL CORPORATE BONDS                                               $49,175,658     29.04%
                                                                    -----------     -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CORPORATE CMOS
COMMERCIAL BANKS
Wachovia Bank National Association Series
   2004-C14 Class A1                                  $  390,932     $  387,367     0.23%
   3.477%, due 8/15/41
                                                                     ----------     ----
TOTAL COMMERCIAL BANKS                                               $  387,367     0.23%
                                                                     ----------     ----

COMMERCIAL MORTGAGE LOANS
Citigroup Commercial Mortgage Trust Series
   2004-C2 Class A5                                   $  760,000     $  762,884     0.45%
   4.733%, due 10/15/41
                                                                     ----------     ----
TOTAL COMMERCIAL MORTGAGE LOANS                                      $  762,884     0.45%
                                                                     ----------     ----

DIVERSIFIED FINANCIAL SERVICES
Morgan Stanley Capital I                              $  749,104     $  735,923     0.43%
   3.02%, due 4/15/38
                                                                     ----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 $  735,923     0.43%
                                                                     ----------     ----

THRIFTS & MORTGAGE FINANCE
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1 Class A1                           $  910,076     $  928,649     0.55%
   4.907%, due 5/11/35
LB-UBS Commercial Mortgage Trust                      $1,049,250     $1,042,222     0.62%
   3.625%, due 10/15/29
Merrill Lynch Mortgage Trust Series
   2004-MKB1 Class A1                                 $  995,410     $  986,302     0.58%
   3.563%, due 2/12/42
                                                                     ----------     ----
TOTAL THRIFTS & MORTGAGE FINANCE                                     $2,957,173     1.75%
                                                                     ----------     ----
TOTAL CORPORATE CMOS                                                 $4,843,347     2.86%
                                                                     ----------     ----

FHLMC
Federal Home Loan Mortgage Corp.                      $  466,259     $  449,701     0.27%
   3.00%, due 8/1/10 (g)
Federal Home Loan Mortgage Corp.                      $2,356,516     $2,406,530     1.42%
   5.50%, due 2/1/33 (g)
Federal Home Loan Mortgage Corp.                      $  780,000     $  776,127     0.46%
   3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.                      $7,580,000     $7,724,490     4.56%
   5.50%, due 2/10/35 (d)
Federal Home Loan Mortgage Corp.                      $2,945,715     $2,948,844     1.74%
   5.00%, due 8/1/33 (g)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL FHLMC                                                         $14,305,692     8.45%
                                                                    -----------     ----

FNMA
Federal National Mortgage Association                $   255,000    $   279,498     0.17%
   6.25%, due 2/1/11
Federal National Mortgage Association                $11,205,000    $11,569,162     6.84%
   6.00%, due 2/10/35 (d)
Federal National Mortgage Association                $ 2,860,000    $ 2,936,277     1.74%
   5.50%, due 5/2/06
Federal National Mortgage Association                $   236,677    $   247,841     0.15%
   6.00%, due 8/1/17 (g)
Federal National Mortgage Association                $   685,192    $   734,171     0.43%
   7.50%, due 8/1/31 (g)
Federal National Mortgage Association                $   175,719    $   183,974     0.11%
   6.50%, due 10/1/31 (g)
Federal National Mortgage Association                $   159,792    $   167,298     0.10%
   6.50%, due 6/1/32 (g)
Federal National Mortgage Association                $   273,497    $   286,345     0.17%
   6.50%, due 8/1/31 (g)
Federal National Mortgage Association                $ 2,455,000    $ 2,726,347     1.61%
   6.625%, due 9/15/09
Federal National Mortgage Association                $   423,490    $   448,305     0.26%
   7.00%, due 2/1/32 (g)
Federal National Mortgage Association                $ 1,175,000    $ 1,197,391     0.71%
   7.00%, due 7/15/05
Federal National Mortgage Association                $ 1,585,000    $ 1,605,803     0.95%
   5.50%, due 4/13/35 (d)
Federal National Mortgage Association                $   617,416    $   653,555     0.39%
   7.00%, due 4/1/32 (g)
Federal National Mortgage Association                $ 2,405,000    $ 2,442,578     1.44%
   5.00%, due 2/15/20 (d)
Federal National Mortgage Association                $ 6,465,000    $ 6,667,032     3.94%
   5.50%, due 2/15/20 (d)
Federal National Mortgage Association                $ 3,579,479    $ 3,582,691     2.12%
   4.50%, due 11/1/18 (g)
Federal National Mortgage Association                $   855,786    $   856,554     0.51%
   4.50%, due 4/1/18 (g)
Federal National Mortgage Association                $ 2,584,625    $ 2,586,944     1.53%
   4.50%, due 7/1/18 (g)
Federal National Mortgage Association                $   670,000    $   670,764     0.40%
   4.625%, due 5/1/13

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                 $  321,069    $   336,150     0.20%
   6.50%, due 6/1/31 (g)
Federal National Mortgage Association                 $1,655,000    $ 1,650,862     0.98%
   5.00%, due 2/10/35 (d)
Federal National Mortgage Association                 $1,695,744    $ 1,725,098     1.02%
   5.00%, due 9/1/17 (g)
Federal National Mortgage Association                 $  550,000    $   566,672     0.33%
   5.125%, due 1/2/14
Federal National Mortgage Association                 $2,350,000    $ 2,451,278     1.45%
   5.25%, due 8/1/12
Federal National Mortgage Association                 $4,640,197    $ 4,730,959     2.80%
   5.50%, due 11/1/33 (g)
Federal National Mortgage Association                 $1,256,229    $ 1,297,369     0.77%
   5.50%, due 2/1/17 (g)
Federal National Mortgage Association                 $  985,000    $ 1,002,853     0.59%
   5.50%, due 2/10/35 (d)
Federal National Mortgage Association                 $2,715,000    $ 2,772,382     1.64%
   4.75%, due 1/2/07
Federal National Mortgage Association Series
   1998-M6 Class A2                                   $  693,689    $   737,415     0.44%
   6.32%, due 8/15/08
                                                                    -----------    -----
TOTAL FNMA                                                          $57,113,568    33.79%
                                                                    -----------    -----

FOREIGN GOVERNMENT TREASURY
FOREIGN GOVERNMENTS
Province of Quebec                                    $  315,000    $   327,785     0.19%
   5.00%, due 7/17/09
Russian Federation Series REGS                        $  488,000    $   512,302     0.30%
   5.00%, due 3/31/30 -- 7.50%, beginning
      3/31/07
United Mexican States                                 $   90,000    $    90,900     0.05%
   4.625%, due 10/8/08
United Mexican States                                 $  240,000    $   274,200     0.16%
   7.50%, due 1/14/12
United Mexican States                                 $  590,000    $   710,065     0.42%
   8.125%, due 12/30/19
                                                                    -----------    -----
TOTAL FOREIGN GOVERNMENTS                                           $ 1,915,252     1.12%
                                                                    -----------    -----

GOVERNMENT AGENCIES
Aries Vermogensverwaltungs GmbH                       $  250,000    $   309,062     0.18%
   9.60%, due 10/25/14 (c)
                                                                    -----------    -----
TOTAL GOVERNMENT AGENCIES                                           $   309,062     0.18%
                                                                    -----------    -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                     ----------     ----
TOTAL FOREIGN GOVERNMENT TREASURY                                    $2,224,314     1.30%
                                                                     ----------     ----

GNMA
Government National Mortgage Association              $  689,143     $  717,946     0.42%
   6.00%, due 4/15/29 (g)
Government National Mortgage Association              $  299,028     $  321,002     0.19%
   7.50%, due 8/15/30 (g)
Government National Mortgage Association              $  373,536     $  401,933     0.24%
   7.50%, due 12/15/28 (g)
Government National Mortgage Association              $  104,785     $  112,490     0.07%
   7.50%, due 10/15/29 (g)
Government National Mortgage Association              $  188,404     $  198,747     0.12%
   6.50%, due 7/15/28 (g)
Government National Mortgage Association              $1,672,117     $1,739,515     1.03%
   6.00%, due 8/15/32 (g)
Government National Mortgage Association              $  124,032     $  129,262     0.08%
   6.00%, due 2/15/29 (g)
Government National Mortgage Association              $   94,423     $   99,578     0.06%
   6.50%, due 5/15/29 (g)
                                                                     ----------     ----
TOTAL GNMA                                                           $3,720,473     2.21%
                                                                     ----------     ----

REVENUE BONDS
Harris County Texas Industrial Development
   Corp. Solid Waste                                  $  390,000     $  396,836     0.23%
Disposal Revenue Deer Park
   5.683%, due 3/1/23

                                                                     ----------     ----
TOTAL REVENUE BONDS                                                  $  396,836     0.23%
                                                                     ----------     ----

U.S. TREASURY BONDS
United States Treasury Bond                           $  620,000     $  911,207     0.54%
   8.75%, due 8/15/20
United States Treasury Bond                           $1,070,000     $1,382,808     0.82%
   6.875%, due 8/15/25
United States Treasury Bond                           $1,690,000     $1,890,489     1.12%
   5.375%, due 2/15/31 (e)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
United States Treasury Bond                           $  810,000    $   971,462       0.57%
   6.25%, due 8/15/23
United States Treasury Bond                           $  530,000    $   624,406       0.37%
   6.00%, due 2/15/26
                                                                    -----------       ----
TOTAL U.S. TREASURY BONDS                                           $ 5,780,372       3.42%
                                                                    -----------       ----

U.S. TREASURY NOTES
United States Treasury Note                           $1,475,000    $ 1,507,323       0.89%
   5.75%, due 11/15/05
United States Treasury Note                           $  830,000    $   912,027       0.54%
   5.75%, due 8/15/10
United States Treasury Note                           $  265,000    $   280,248       0.17%
   4.875%, due 2/15/12
United States Treasury Note                           $5,955,000    $ 6,071,074       3.59%
   4.625%, due 5/15/06
United States Treasury Note                           $2,760,000    $ 2,785,552       1.65%
   4.25%, due 8/15/14 (e)
United States Treasury Note                           $3,420,000    $ 3,451,529       2.04%
   4.25%, due 11/15/14
United States Treasury Note                           $  805,000    $   883,613       0.52%
   6.00%, due 8/15/09
                                                                    -----------       ----
TOTAL U.S. TREASURY NOTES                                           $15,891,366       9.40%
                                                                    -----------       ----

WARRANTS
MEDIA
Ono Finance PLC Expire 2/15/11(a)(c )(i)                      60    $         0(j)    0.00%(b)
Ziff Davis Media, Inc. Strike   $0.001 Expire
   8/12/12 (a)                                             1,210    $       121       0.00%(b)
                                                                    -----------       ----
TOTAL MEDIA                                                         $       121       0.00%(b)
                                                                    -----------       ----
TOTAL WARRANTS                                                      $       121       0.00%(b)
                                                                    -----------       ----

YANKEE BONDS
ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                            $  345,000    $   394,162       0.23%
   10.00%, due 11/5/10
Petroleum Geo-Services ASA                            $  170,000    $   173,400       0.10%
   8.00%, due 11/5/06

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                    -----------     -----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $   567,562      0.33%
                                                                    -----------     -----

INSURANCE
Fairfax Financial Holdings Ltd.                       $   20,000    $    19,600      0.01%
   7.375%, due 4/15/18
Fairfax Financial Holdings Ltd.                       $   20,000    $    19,850      0.01%
   8.30%, due 4/15/26
Fairfax Financial Holdings Ltd.                       $  120,000    $   122,700      0.07%
   7.75%, due 4/26/12
Fairfax Financial Holdings Ltd.                       $   50,000    $    45,500      0.03%
   7.75%, due 7/15/37
Montpelier Re Holdings Ltd.                           $1,010,000    $ 1,044,865      0.62%
   6.125%, due 8/15/13 (e)
                                                                    -----------     -----
TOTAL INSURANCE                                                     $ 1,252,515      0.74%
                                                                    -----------     -----

MEDIA
Rogers Cablesystem, Ltd.                              $   25,000    $    27,625      0.02%
   11.00%, due 12/1/15
                                                                    -----------     -----
TOTAL MEDIA                                                         $    27,625      0.02%
                                                                    -----------     -----

PAPER & FOREST PRODUCTS
Tembec Industries, Inc.                               $  215,000    $   213,657      0.13%
   8.625%, due 6/30/09
                                                                    -----------     -----
TOTAL PAPER & FOREST PRODUCTS                                       $   213,657      0.13%
                                                                    -----------     -----
TOTAL YANKEE BONDS                                                  $ 2,061,359      1.22%
                                                                    -----------     -----

COMMERCIAL PAPER
AIG Funding, Inc.                                     $2,220,000    $ 2,219,581      1.31%
   2.26% due 2/4/05
American Express Credit Corp.                         $5,000,000    $ 4,998,082      2.95%
   2.30% due 2/7/05
American General Finance Corp.                        $4,000,000    $ 4,000,000      2.36%
   2.24% due 2/1/05
Freddie Mac Discount Note                             $5,000,000    $ 5,000,000      2.95%
   2.199% due 2/1/05
KfW International Finance, Inc.                       $4,950,000    $ 4,948,061      2.92%
   2.35% due 2/7/05
Merck & Co., Inc.                                     $6,655,000    $ 6,651,945      3.93%
   2.36% due 2/8/05 (g)
                                                                    -----------     -----
TOTAL COMMERCIAL PAPER                                              $27,817,669     16.42%
                                                                    -----------     -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CAPITAL MARKETS

Goldman Sachs Group, Inc. (The)                       $3,000,000    $ 2,996,541      1.77%
   2.44% due 2/18/05
                                                                    -----------     -----
TOTAL CAPITAL MARKETS                                               $ 2,996,541      1.77%
                                                                    -----------     -----

GOVERNMENT AGENCIES
Federal National Mortgage Association                 $4,595,000    $ 4,590,405      2.71%
   2.40% due 2/16/05
Federal National Mortgage Association                 $4,705,000    $ 4,705,000      2.78%
   2.23% due 2/1/05
                                                                    -----------     -----
TOTAL GOVERNMENT AGENCIES                                           $ 9,295,405      5.49%
                                                                    -----------     -----
INVESTMENT COMPANIES
AIM Institutional Funds Group (f)                        213,225    $   213,225      0.13%
                                                                    -----------     -----
TOTAL INVESTMENT COMPANIES                                          $   213,225      0.13%
                                                                    -----------     -----

MASTER NOTE
Banc of America Securities LLC
   2.5776%, due 2/19/04 (f)                           $   50,000    $    50,000      0.03%
                                                                    -----------     -----
TOTAL MASTER NOTE                                                   $    50,000      0.03%
                                                                    -----------     -----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $3,200,227 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $3,578,174 and a Market
   Value of $3,264,115) (k)                           $3,200,000    $ 3,200,000      1.89%
Dresdner Klienwort Wasserstein Securities LLC
   2.5696%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $500,036 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $508,563 and a Market
   Value of $525,018) (k)                             $  500,000    $   500,000      0.29%
Lehman Brothers, Inc.
   2.5501%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $1,050,074 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $1,190,794 and a Market
   Value of $1,102,416) (k)                           $1,050,000    $ 1,050,000      0.62%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
Merrill Lynch Pierce Fenner & Smith, Inc.
   2.5797%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $500,036 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $491,341 and a Market
   Value of $525,010) (k)                               $500,000   $    500,000         0.30%
Morgan Stanley & Co., Inc.
   2.5488%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $50,004 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $73,053 and a Market
   Value of $52,588) (k)                                $ 50,000   $     50,000         0.03%
                                                                   ------------       ------
TOTAL REPURCHASE AGREEMENTS                                        $  5,300,000         3.13%
                                                                   ------------       ------
Total Investments
   (Cost $204,508,011) (l)                                         $207,158,238(m)    122.43%
Liabilities in Excess of Cash and Other
   Assets                                                          ($37,937,961)      -22.43%
                                                                   ------------       ------
Net Assets                                                         $169,220,277       100.00%
                                                                   ============       ======

(a)  Non-income producing security.

(b)  Less than one-hundredth of a percent.

(c)  May be sold to institutional investors only.

(d) TBA: Securities Purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2005 is $27,362,802.

(e)  Represents securities out on loan or a portion which is out on loan.

(f) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Segregated or partially segregated as collateral for TBAs.

(h) Yankee bond-dollar-denominated bond issued in the United States by foreign banks and corporations.

(i)  Illiquid security.

(j)  Less than one dollar.

(k) Collateralization from various bonds on repurchase agreements may include collateralized mortage obligations, asset-backed securities, mortgage-backed securities or other long-term corporate bonds.

(l)  The cost for federal income tax purposes is $204,522,761.

(m) At January 31, 2005 net unrealized appreciation was $2,635,477 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $498,876 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,134,353.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY S&P 500 INDEX FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                          97,430    $ 4,929,958     0.36%
General Dynamics Corp.                                    23,193    $ 2,394,677     0.17%
Goodrich Corp.                                            13,677    $   469,121     0.03%
Honeywell International, Inc.                             99,844    $ 3,592,387     0.26%
L-3 Communications Holdings, Inc.                         13,400    $   956,894     0.07%
Lockheed Martin Corp.                                     51,406    $ 2,971,780     0.21%
Northrop Grumman Corp.                                    42,723    $ 2,216,469     0.16%
Raytheon Co.                                              52,066    $ 1,947,267     0.14%
Rockwell Collins, Inc.                                    20,777    $   891,334     0.06%
United Technologies Corp.                                 59,257    $ 5,965,996     0.43%
                                                                    -----------     ----
TOTAL AEROSPACE & DEFENSE                                           $26,335,883     1.89%
                                                                    -----------     ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                               34,937    $ 3,341,724     0.24%
Ryder System, Inc.                                         7,399    $   337,023     0.02%
United Parcel Service, Inc. Class B                      129,970    $ 9,706,159     0.70%
                                                                    -----------     ----
TOTAL AIR FREIGHT & LOGISTICS                                       $13,384,906     0.96%
                                                                    -----------     ----

AIRLINES
Delta Air Lines, Inc. (a) (d)                             14,600    $    78,694     0.01%
Southwest Airlines Co.                                    91,393    $ 1,323,372     0.09%
                                                                    -----------     ----
TOTAL AIRLINES                                                      $ 1,402,066     0.10%
                                                                    -----------     ----

AUTO COMPONENTS
Cooper Tire & Rubber Co.                                   8,656    $   187,057     0.01%
Dana Corp.                                                17,305    $   274,632     0.02%
Delphi Corp.                                              65,149    $   494,479     0.04%
Goodyear Tire & Rubber Co. (The) (a)                      20,481    $   316,226     0.02%
Johnson Controls, Inc.                                    22,075    $ 1,305,957     0.09%
Visteon Corp.                                             15,055    $   111,709     0.01%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                    -----------     ----
TOTAL AUTO COMPONENTS                                               $ 2,690,060     0.19%
                                                                    -----------     ----

AUTOMOBILES
Ford Motor Co. (d)                                       212,803    $ 2,802,615     0.20%
General Motors Corp. (d)                                  65,546    $ 2,412,746     0.17%
Harley-Davidson, Inc.                                     34,262    $ 2,059,488     0.15%
                                                                    -----------     ----
TOTAL AUTOMOBILES                                                   $ 7,274,849     0.52%
                                                                    -----------     ----

BEVERAGES
Adolph Coors Co. Class B                                   4,341    $   323,837     0.02%
Anheuser-Busch Cos., Inc.                                 91,689    $ 4,509,265     0.32%
Brown-Forman Corp.                                        14,094    $   679,755     0.05%
Coca-Cola Co. (The) (c)                                  280,550    $11,640,021     0.83%
Coca-Cola Enterprises, Inc.                               54,485    $ 1,195,946     0.09%
Pepsi Bottling Group, Inc. (The)                          28,997    $   793,068     0.06%
PepsiCo, Inc.                                            195,257    $10,485,300     0.75%
                                                                    -----------     ----
TOTAL BEVERAGES                                                     $29,627,192     2.12%
                                                                    -----------     ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                          147,180    $ 9,160,483     0.66%
Biogen Idec, Inc. (a)                                     38,702    $ 2,514,082     0.18%
Chiron Corp. (a)                                          21,790    $   715,801     0.05%
Genzyme Corp. (a)                                         28,772    $ 1,674,818     0.12%
Gilead Sciences, Inc. (a)                                 50,229    $ 1,662,580     0.12%
MedImmune, Inc. (a)                                       28,965    $   685,165     0.05%
                                                                    -----------     ----
TOTAL BIOTECHNOLOGY                                                 $16,412,929     1.18%
                                                                    -----------     ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                          25,246    $ 1,010,850     0.07%
Masco Corp.                                               51,987    $ 1,913,122     0.14%
                                                                    -----------     ----
TOTAL BUILDING PRODUCTS                                             $ 2,923,972     0.21%
                                                                    -----------     ----

CAPITAL MARKETS
Bank of New York Co., Inc. (The)                          89,904    $ 2,671,047     0.19%
Bear Stearns Cos., Inc. (The)                             11,941    $ 1,206,758     0.09%
Charles Schwab Corp. (The)                               157,534    $ 1,770,681     0.13%
E*TRADE Financial Corp. (a)                               42,520    $   584,650     0.04%
Federated Investors, Inc. Class B                         12,566    $   369,189     0.03%
Franklin Resources, Inc.                                  29,085    $ 1,973,708     0.14%
Goldman Sachs Group, Inc. (The)                           56,118    $ 6,052,327     0.43%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Janus Capital Group, Inc.                                 27,769    $   411,814     0.03%
Lehman Brothers Holdings, Inc.                            31,284    $ 2,852,788     0.21%
Mellon Financial Corp.                                    49,238    $ 1,445,136     0.10%
Merrill Lynch & Co., Inc.                                107,982    $ 6,486,478     0.46%
Morgan Stanley                                           126,936    $ 7,103,340     0.51%
Northern Trust Corp.                                      25,538    $ 1,114,477     0.08%
State Street Corp.                                        39,002    $ 1,747,678     0.13%
T. Rowe Price Group, Inc.                                 14,627    $   875,426     0.06%
                                                                    -----------     ----
TOTAL CAPITAL MARKETS                                               $36,665,497     2.63%
                                                                    -----------     ----

CHEMICALS
Air Products & Chemicals, Inc.                            26,388    $ 1,554,519     0.11%
Dow Chemical Co. (The)                                   109,428    $ 5,438,570     0.39%
E.I. du Pont de Nemours & Co.                            115,350    $ 5,486,046     0.39%
Eastman Chemical Co.                                       9,049    $   490,004     0.04%
Ecolab, Inc.                                              29,933    $ 1,007,245     0.07%
Engelhard Corp.                                           14,886    $   447,323     0.03%
Great Lakes Chemical Corp.                                 5,856    $   154,893     0.01%
Hercules, Inc. (a)                                        12,982    $   188,369     0.01%
International Flavors & Fragrances, Inc.                  10,953    $   462,436     0.03%
Monsanto Co.                                              30,588    $ 1,655,728     0.12%
PPG Industries, Inc.                                      19,915    $ 1,369,753     0.10%
Praxair, Inc.                                             37,697    $ 1,626,624     0.12%
Rohm & Haas Co.                                           25,836    $ 1,142,983     0.08%
Sigma-Aldrich Corp.                                        8,009    $   503,364     0.04%
                                                                    -----------     ----
TOTAL CHEMICALS                                                     $21,527,857     1.54%
                                                                    -----------     ----

COMMERCIAL BANKS
AmSouth Bancorp                                           40,859    $ 1,019,023     0.07%
Bank of America Corp.                                    468,310    $21,715,540     1.56%
BB&T Corp.                                                64,150    $ 2,532,001     0.18%
Comerica, Inc.                                            20,096    $ 1,162,753     0.08%
Compass Bancshares, Inc.                                  14,200    $   664,986     0.05%
Fifth Third Bancorp                                       65,143    $ 3,027,197     0.22%
First Horizon National Corp.                              14,368    $   611,646     0.04%
Huntington Bancshares, Inc.                               26,601    $   611,024     0.04%
KeyCorp                                                   47,677    $ 1,593,365     0.12%
M&T Bank Corp.                                            13,574    $ 1,389,435     0.10%
Marshall & Ilsley Corp.                                   25,934    $ 1,110,235     0.08%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
National City Corp.                                       78,685    $ 2,797,252     0.20%
North Fork Bancorporation, Inc.                           54,395    $ 1,561,137     0.11%
PNC Financial Services Group, Inc. (The)                  32,826    $ 1,768,338     0.13%
Regions Financial Corp.                                   53,935    $ 1,725,919     0.12%
SunTrust Banks, Inc.                                      43,079    $ 3,102,549     0.22%
Synovus Financial Corp.                                   35,895    $   973,830     0.07%
U.S. Bancorp                                             216,735    $ 6,512,883     0.47%
Wachovia Corp.                                           185,969    $10,200,400     0.73%
Wells Fargo & Co.                                        196,037    $12,017,068     0.86%
Zions Bancorp                                             10,355    $   702,276     0.05%
                                                                    -----------     ----
TOTAL COMMERCIAL BANKS                                               $76,798,857     5.50%
                                                                    -----------     ----

COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)                         36,963    $   307,163     0.02%
Apollo Group, Inc. Class A (a)                            21,489    $ 1,680,225     0.12%
Avery Dennison Corp.                                      12,936    $   777,326     0.06%
Cendant Corp.                                            122,593    $ 2,887,066     0.21%
Cintas Corp.                                              19,841    $   863,084     0.06%
Donnelley (R.R.) & Sons Co.                               25,429    $   850,599     0.06%
Equifax, Inc.                                             15,828    $   447,933     0.03%
H&R Block, Inc.                                           19,567    $   945,281     0.07%
Monster Worldwide, Inc. (a)                               13,816    $   432,303     0.03%
Pitney Bowes, Inc.                                        26,872    $ 1,202,253     0.09%
Robert Half International, Inc.                           19,898    $   603,705     0.04%
Waste Management, Inc.                                    66,446    $ 1,926,934     0.14%
                                                                    -----------     ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                $12,923,872     0.93%
                                                                    -----------     ----

COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)                          93,883    $   241,279     0.02%
Andrew Corp. (a)                                          18,632    $   243,334     0.02%
Avaya, Inc. (a)                                           52,503    $   753,419     0.05%
CIENA Corp. (a)                                           66,069    $   168,476     0.01%
Cisco Systems, Inc. (a)                                  764,401    $13,789,795     0.99%
Comverse Technology, Inc. (a)                             22,733    $   508,082     0.03%
Corning, Inc. (a)                                        161,670    $ 1,768,670     0.13%
JDS Uniphase Corp. (a)                                   167,427    $   358,294     0.02%
Lucent Technologies, Inc. (a) (d)                        513,174    $ 1,672,946     0.12%
Motorola, Inc.                                           282,648    $ 4,448,880     0.32%
QLogic Corp. (a)                                          10,709    $   409,940     0.03%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
QUALCOMM, Inc.                                           190,005    $ 7,075,787     0.51%
Scientific-Atlanta, Inc.                                  17,488    $   530,060     0.04%
Tellabs, Inc. (a)                                         53,565    $   381,384     0.03%
                                                                    -----------     ----
TOTAL COMMUNICATIONS EQUIPMENT                                      $32,350,346     2.32%
                                                                    -----------     ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                                  46,684    $ 3,589,999     0.27%
Dell, Inc. (a)                                           288,004    $12,027,046     0.86%
EMC Corp. (a)                                            279,155    $ 3,656,931     0.26%
Gateway, Inc. (a)                                         43,541    $   205,950     0.01%
Hewlett-Packard Co.                                      350,576    $ 6,867,785     0.49%
International Business Machines Corp.                    193,043    $18,034,076     1.29%
Lexmark International, Inc. Class A (a)                   15,004    $ 1,250,583     0.09%
NCR Corp. (a)                                             21,870    $   747,516     0.05%
Network Appliance, Inc. (a)                               41,418    $ 1,318,749     0.10%
Sun Microsystems, Inc. (a)                               389,916    $ 1,700,034     0.12%
                                                                    -----------     ----
TOTAL COMPUTERS & PERIPHERALS                                       $49,398,669     3.54%
                                                                    -----------     ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                                9,367    $   501,508     0.03%
                                                                    -----------     ----
TOTAL CONSTRUCTION & ENGINEERING                                    $   501,508     0.03%
                                                                    -----------     ----

CONSTRUCTION MATERIALS
Vulcan Materials Co.                                      11,882    $   671,095     0.05%
                                                                    -----------     ----
TOTAL CONSTRUCTION MATERIALS                                        $   671,095     0.05%
                                                                    -----------     ----

CONSUMER FINANCE
American Express Co.                                     145,668    $ 7,771,390     0.56%
Capital One Financial Corp.                               28,144    $ 2,203,113     0.16%
MBNA Corp.                                               148,486    $ 3,946,758     0.28%
Providian Financial Corp. (a)                             33,878    $   565,085     0.04%
SLM Corp.                                                 49,938    $ 2,506,387     0.18%
                                                                    -----------     ----
TOTAL CONSUMER FINANCE                                              $16,992,733     1.22%
                                                                    -----------     ----

CONTAINERS & PACKAGING
Ball Corp.                                                13,191    $   563,520     0.04%
Bemis Co., Inc.                                           12,447    $   360,963     0.02%
Pactiv Corp. (a)                                          17,451    $   387,587     0.03%
Sealed Air Corp. (a)                                       9,720    $   498,637     0.04%
Temple-Inland, Inc.                                        6,322    $   402,078     0.03%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL CONTAINERS & PACKAGING                                        $ 2,212,785     0.16%
                                                                    -----------     ----

DISTRIBUTORS
Genuine Parts Co.                                         20,490    $   867,341     0.06%
                                                                    -----------     ----
TOTAL DISTRIBUTORS                                                  $   867,341     0.06%
                                                                    -----------     ----

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                           24,500    $   989,065     0.07%
Citigroup, Inc.                                          601,682    $29,512,502     2.12%
JPMorgan Chase & Co.                                     413,007    $15,417,549     1.11%
Moody's Corp.                                             17,160    $ 1,437,665     0.10%
Principal Financial Group, Inc.                           35,623    $ 1,445,582     0.10%
                                                                    -----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $48,802,363     3.50%
                                                                    -----------     ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                              35,291    $ 1,942,417     0.14%
AT&T Corp.                                                92,043    $ 1,766,305     0.13%
BellSouth Corp.                                          212,842    $ 5,584,974     0.40%
CenturyTel, Inc.                                          15,720    $   512,472     0.04%
Citizens Communications Co.                               38,020    $   512,889     0.04%
Qwest Communications International, Inc. (a)             210,757    $   885,182     0.06%
SBC Communications, Inc.                                 384,826    $ 9,143,465     0.65%
Sprint Corp. (FON Group)                                 170,770    $ 4,069,450     0.29%
Verizon Communications, Inc.                             321,436    $11,439,910     0.82%
                                                                    -----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        $35,857,064     2.57%
                                                                    -----------     ----

ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                                15,893    $   307,370     0.02%
Ameren Corp.                                              22,542    $ 1,129,804     0.08%
American Electric Power Co., Inc.                         45,943    $ 1,619,492     0.12%
CenterPoint Energy, Inc.                                  35,729    $   401,951     0.03%
Cinergy Corp.                                             21,053    $   848,225     0.06%
CMS Energy Corp. (a)                                      22,072    $   232,419     0.02%
Consolidated Edison, Inc.                                 28,001    $ 1,228,402     0.09%
Dominion Resources, Inc.                                  38,389    $ 2,663,428     0.19%
DTE Energy Co.                                            20,141    $   882,376     0.06%
Edison International                                      37,835    $ 1,228,503     0.09%
Entergy Corp.                                             25,981    $ 1,806,198     0.13%
Exelon Corp.                                              76,797    $ 3,398,267     0.24%
FirstEnergy Corp.                                         38,422    $ 1,527,662     0.11%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
FPL Group, Inc.                                           21,481    $ 1,646,304     0.12%
PG&E Corp. (a)                                            46,576    $ 1,630,160     0.12%
Pinnacle West Capital Corp.                               10,611    $   442,478     0.03%
PPL Corp.                                                 21,956    $ 1,185,624     0.08%
Progress Energy, Inc.                                     28,626    $ 1,266,702     0.09%
Public Service Enterprise Group, Inc.                     27,381    $ 1,444,345     0.10%
Southern Co. (The)                                        85,697    $ 2,893,985     0.21%
TECO Energy, Inc.                                         22,050    $   353,021     0.02%
TXU Corp.                                                 27,890    $ 1,929,988     0.14%
Xcel Energy, Inc.                                         46,413    $   844,253     0.06%
                                                                    -----------     ----
TOTAL ELECTRIC UTILITIES                                            $30,910,957     2.21%
                                                                    -----------     ----

ELECTRICAL EQUIPMENT
American Power Conversion Corp.                           22,967    $   488,508     0.03%
Cooper Industries, Ltd.                                   11,035    $   766,932     0.05%
Emerson Electric Co.                                      49,093    $ 3,301,012     0.24%
Power-One, Inc. (a)                                        9,697    $    72,049     0.01%
Rockwell Automation, Inc.                                 21,374    $ 1,210,836     0.09%
                                                                    -----------     ----
TOTAL ELECTRICAL EQUIPMENT                                          $ 5,839,337     0.42%
                                                                    -----------     ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                            55,955    $ 1,237,165     0.09%
Jabil Circuit, Inc. (a)                                   23,217    $   547,224     0.04%
Molex, Inc.                                               21,972    $   631,036     0.04%
PerkinElmer, Inc.                                         14,756    $   339,241     0.02%
Sanmina-SCI Corp. (a)                                     59,711    $   369,013     0.03%
Solectron Corp. (a)                                      111,692    $   555,109     0.04%
Symbol Technologies, Inc.                                 26,980    $   493,735     0.04%
Tektronix, Inc.                                            9,899    $   285,289     0.02%
Thermo Electron Corp. (a)                                 18,981    $   568,290     0.04%
Waters Corp. (a)                                          13,733    $   674,016     0.05%
                                                                    -----------     ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            $ 5,700,118     0.41%
                                                                    -----------     ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                        39,033    $ 1,690,131     0.12%
BJ Services Co.                                           18,736    $   900,265     0.07%
Halliburton Co.                                           51,247    $ 2,107,789     0.15%
Nabors Industries, Ltd. (a)                               17,301    $   871,969     0.06%
Noble Corp. (a)                                           15,627    $   833,701     0.06%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Rowan Cos., Inc. (a)                                      12,124    $   341,412     0.02%
Schlumberger Ltd.                                         68,212    $ 4,641,145     0.33%
Transocean, Inc. (a)                                      37,274    $ 1,640,057     0.12%
                                                                    -----------     ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $13,026,469     0.93%
                                                                    -----------     ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                         42,664    $   976,152     0.07%
Costco Wholesale Corp.                                    54,402    $ 2,571,584     0.18%
CVS Corp.                                                 46,323    $ 2,147,070     0.15%
Kroger Co. (The) (a)                                      85,849    $ 1,468,017     0.11%
Safeway, Inc. (a)                                         51,862    $   977,599     0.07%
SUPERVALU, Inc.                                           15,596    $   492,991     0.04%
Sysco Corp.                                               74,254    $ 2,596,665     0.19%
Walgreen Co.                                             118,666    $ 5,056,358     0.36%
Wal-Mart Stores, Inc.                                    490,997    $25,728,241     1.84%
                                                                    -----------     ----
TOTAL FOOD & STAPLES RETAILING                                      $42,014,677     3.01%
                                                                    -----------     ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.                                75,557    $ 1,828,481     0.13%
Campbell Soup Co.                                         47,680    $ 1,397,977     0.10%
ConAgra Foods, Inc.                                       59,706    $ 1,761,327     0.13%
General Mills, Inc.                                       42,329    $ 2,243,013     0.16%
H.J. Heinz Co.                                            40,668    $ 1,537,657     0.11%
Hershey Foods Corp.                                       28,616    $ 1,673,749     0.12%
Kellogg Co.                                               48,050    $ 2,144,953     0.15%
McCormick & Co., Inc.                                     15,834    $   588,550     0.04%
Sara Lee Corp.                                            92,068    $ 2,161,756     0.16%
Wm. Wrigley Jr. Co.                                       26,063    $ 1,834,577     0.13%
                                                                    -----------     ----
TOTAL FOOD PRODUCTS                                                 $17,172,040     1.23%
                                                                    -----------     ----

GAS UTILITIES
KeySpan Corp.                                             18,572    $   733,037     0.06%
Kinder Morgan, Inc.                                       14,312    $ 1,073,973     0.08%
Nicor, Inc.                                                5,132    $   189,473     0.01%
NiSource, Inc.                                            30,591    $   700,532     0.05%
Peoples Energy Corp.                                       4,371    $   187,209     0.01%
Sempra Energy                                             26,944    $ 1,002,856     0.07%
                                                                    -----------     ----
TOTAL GAS UTILITIES                                                 $ 3,887,080     0.28%
                                                                    -----------     ----

HEALTH CARE EQUIPMENT & SUPPLIES

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Applera Corp.-Applied Biosystems Group                    23,454    $   470,251     0.03%
Bausch & Lomb, Inc.                                        6,212    $   452,792     0.03%
Baxter International, Inc.                                71,484    $ 2,413,301     0.17%
Becton, Dickinson & Co.                                   29,413    $ 1,666,247     0.12%
Biomet, Inc.                                              29,469    $ 1,251,842     0.09%
Boston Scientific Corp. (a)                               97,947    $ 3,238,128     0.23%
C.R. Bard, Inc.                                           12,139    $   823,022     0.06%
Fisher Scientific International, Inc. (a)                 13,299    $   839,832     0.06%
Guidant Corp.                                             37,004    $ 2,682,420     0.19%
Hospira, Inc. (a)                                         18,076    $   522,214     0.04%
Medtronic, Inc.                                          140,279    $ 7,363,246     0.53%
Millipore Corp. (a)                                        5,690    $   247,687     0.02%
St. Jude Medical, Inc. (a)                                40,914    $ 1,607,105     0.12%
Stryker Corp.                                             46,581    $ 2,288,991     0.16%
Zimmer Holdings, Inc. (a)                                 28,478    $ 2,245,490     0.16%
                                                                    -----------     ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              $28,112,568     2.01%
                                                                    -----------     ----

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                               17,098    $ 2,172,301     0.15%
AmerisourceBergen Corp.                                   12,205    $   711,308     0.05%
Cardinal Health, Inc.                                     50,133    $ 2,823,491     0.20%
Caremark Rx, Inc.                                         52,806    $ 2,064,715     0.15%
CIGNA Corp.                                               15,630    $ 1,254,308     0.09%
Express Scripts, Inc. (a)                                  8,341    $   618,819     0.04%
HCA, Inc.                                                 48,807    $ 2,172,887     0.15%
Health Management Associates, Inc.                        27,958    $   617,312     0.04%
Humana, Inc. (a)                                          18,534    $   635,160     0.05%
IMS Health, Inc.                                          27,125    $   634,183     0.05%
Laboratory Corp. of America Holdings (a)                  16,100    $   770,385     0.06%
Manor Care, Inc.                                          10,123    $   349,751     0.03%
McKesson Corp.                                            34,014    $ 1,173,144     0.08%
Medco Health Solutions, Inc. (a)                          31,588    $ 1,344,701     0.10%
Quest Diagnostics, Inc.                                   11,777    $ 1,122,348     0.08%
Tenet Healthcare Corp. (a)                                54,072    $   536,934     0.04%
UnitedHealth Group, Inc.                                  75,800    $ 6,738,621     0.48%
WellPoint, Inc. (a)                                       34,298    $ 4,167,207     0.30%
                                                                    -----------     ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $29,907,575     2.14%
                                                                    -----------     ----

HOTELS, RESTAURANTS & LEISURE

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Carnival Corp.                                            73,390    $ 4,227,264     0.30%
Darden Restaurants, Inc.                                  18,340    $   542,132     0.04%
Harrah's Entertainment, Inc.                              13,114    $   829,329     0.06%
Hilton Hotels Corp.                                       44,138    $   982,079     0.07%
International Game Technology                             40,033    $ 1,253,032     0.09%
Marriott International, Inc.                              26,002    $ 1,642,806     0.12%
McDonald's Corp.                                         145,719    $ 4,719,839     0.34%
Starbucks Corp. (a)                                       46,443    $ 2,507,922     0.18%
Starwood Hotels & Resorts Worldwide, Inc.                 24,146    $ 1,397,812     0.10%
Wendy's International, Inc.                               13,424    $   526,490     0.04%
Yum! Brands, Inc.                                         33,762    $ 1,564,869     0.11%
                                                                    -----------     ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                 $20,193,574     1.45%
                                                                    -----------     ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                 9,105    $   750,251     0.05%
Centex Corp.                                              14,448    $   885,803     0.06%
Fortune Brands, Inc.                                      16,757    $ 1,407,252     0.10%
KB HOME                                                    5,569    $   605,071     0.04%
Leggett & Platt, Inc.                                     22,237    $   633,755     0.05%
Maytag Corp. (d)                                           9,170    $   144,062     0.01%
Newell Rubbermaid, Inc.                                   31,945    $   687,456     0.05%
Pulte Homes, Inc.                                         14,754    $   974,944     0.07%
Snap-on, Inc.                                              6,695    $   221,670     0.02%
Stanley Works (The)                                        9,471    $   450,442     0.03%
Whirlpool Corp.                                            7,730    $   527,650     0.04%
                                                                    -----------     ----
TOTAL HOUSEHOLD DURABLES                                            $ 7,288,356     0.52%
                                                                    -----------     ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                          17,578    $ 1,044,485     0.07%
Colgate-Palmolive Co.                                     61,548    $ 3,233,733     0.23%
Kimberly-Clark Corp.                                      56,577    $ 3,706,359     0.27%
Procter & Gamble Co. (The)                               294,115    $15,655,741     1.12%
                                                                    -----------     ----
TOTAL HOUSEHOLD PRODUCTS                                            $23,640,318     1.69%
                                                                    -----------     ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                    90,255    $ 7,613,913     0.55%
General Electric Co. (c)                               1,225,719    $44,285,228     3.17%
Textron, Inc.                                             16,138    $ 1,161,614     0.08%
Tyco International Ltd.                                  233,383    $ 8,434,465     0.61%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                    -----------     ----
TOTAL INDUSTRIAL CONGLOMERATES                                      $61,495,220     4.41%
                                                                    -----------     ----

INSURANCE
ACE, Ltd.                                                 32,928    $ 1,429,076     0.10%
AFLAC, Inc.                                               58,929    $ 2,328,283     0.17%
Allstate Corp. (The)                                      79,624    $ 4,016,234     0.29%
Ambac Financial Group, Inc.                               12,639    $   971,687     0.07%
American International Group, Inc.                       301,932    $20,015,071     1.43%
Aon Corp.                                                 36,457    $   829,033     0.06%
Chubb Corp. (The)                                         22,195    $ 1,653,085     0.12%
Cincinnati Financial Corp.                                19,540    $   862,106     0.06%
Hartford Financial Services Group, Inc. (The)             34,086    $ 2,293,646     0.16%
Jefferson-Pilot Corp.                                     15,919    $   794,360     0.06%
Lincoln National Corp.                                    20,737    $   956,804     0.07%
Loews Corp.                                               21,486    $ 1,461,048     0.10%
Marsh & McLennan Cos., Inc.                               60,832    $ 1,977,039     0.14%
MBIA, Inc.                                                16,678    $   996,342     0.07%
MetLife, Inc.                                             86,452    $ 3,436,467     0.25%
Progressive Corp. (The)                                   23,299    $ 1,948,961     0.14%
Prudential Financial, Inc.                                59,601    $ 3,213,090     0.23%
SAFECO Corp.                                              14,603    $   676,119     0.05%
St. Paul Travelers Cos., Inc. (The)                       77,534    $ 2,910,625     0.21%
Torchmark Corp.                                           12,547    $   685,066     0.05%
UnumProvident Corp.                                       33,816    $   580,620     0.04%
XL Capital Ltd. Class A                                   16,037    $ 1,199,247     0.09%
                                                                    -----------     ----
TOTAL INSURANCE                                                     $55,234,009     3.96%
                                                                    -----------     ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                            76,830    $ 6,261,646     0.45%
                                                                    -----------     ----
TOTAL INTERNET & CATALOG RETAIL                                     $ 6,261,646     0.45%
                                                                    -----------     ----

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                         159,642    $ 5,620,995     0.40%
                                                                    -----------     ----
TOTAL INTERNET SOFTWARE & SERVICES                                  $ 5,620,995     0.40%
                                                                    -----------     ----

IT SERVICES
Affiliated Computer Services, Inc. Class A (a)            14,910    $   807,973     0.06%
Automatic Data Processing, Inc.                           67,610    $ 2,939,682     0.21%
Computer Sciences Corp. (a)                               21,914    $ 1,129,010     0.08%
Convergys Corp. (a)                                       16,591    $   237,086     0.02%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Electronic Data Systems Corp.                             59,453    $ 1,273,484     0.09%
First Data Corp.                                          96,352    $ 3,925,381     0.28%
Fiserv, Inc. (a)                                          22,608    $   864,755     0.06%
Paychex, Inc.                                             43,903    $ 1,338,602     0.10%
Sabre Holdings Corp. Class A                              15,908    $   335,659     0.03%
SunGard Data Systems, Inc. (a)                            33,206    $   892,910     0.06%
Unisys Corp. (a)                                          38,389    $   301,352     0.02%
                                                                    -----------     ----
TOTAL IT SERVICES                                                   $14,045,894     1.01%
                                                                    -----------     ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                           11,055    $   509,857     0.03%
Eastman Kodak Co.                                         33,437    $ 1,106,430     0.08%
Hasbro, Inc.                                              20,315    $   398,175     0.03%
Mattel, Inc.                                              48,078    $   935,119     0.07%
                                                                    -----------     ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                  $ 2,949,581     0.21%
                                                                    -----------     ----

MACHINERY
Caterpillar, Inc.                                         39,632    $ 3,531,212     0.25%
Cummins, Inc.                                              5,011    $   389,203     0.03%
Danaher Corp.                                             35,709    $ 1,959,711     0.14%
Deere & Co.                                               28,715    $ 1,993,683     0.14%
Dover Corp.                                               23,583    $   903,230     0.07%
Eaton Corp.                                               17,624    $ 1,198,256     0.09%
Illinois Tool Works, Inc.                                 34,319    $ 2,985,067     0.21%
Ingersoll-Rand Co. Class A                                20,100    $ 1,495,037     0.11%
ITT Industries, Inc.                                      10,706    $   913,115     0.07%
Navistar International Corp. (a)                           7,940    $   309,024     0.02%
PACCAR, Inc.                                              20,358    $ 1,438,497     0.10%
Pall Corp.                                                14,412    $   388,115     0.03%
Parker-Hannifin Corp.                                     13,853    $   902,662     0.06%
                                                                    -----------     ----
TOTAL MACHINERY                                                     $18,406,812     1.32%
                                                                    -----------     ----

MEDIA
Clear Channel Communications, Inc.                        66,552    $ 2,158,280     0.15%
Comcast Corp. Class A (a)                                257,687    $ 8,294,947     0.59%
Dow Jones & Co., Inc.                                      9,537    $   363,549     0.03%
Gannett Co., Inc.                                         29,649    $ 2,373,106     0.17%
Interpublic Group of Cos., Inc. (The) (a)                 48,960    $   638,928     0.05%
Knight-Ridder, Inc.                                        8,942    $   582,214     0.04%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
McGraw-Hill Cos., Inc. (The)                              22,168    $ 2,006,204     0.14%
Meredith Corp.                                             5,793    $   278,235     0.02%
New York Times Co. (The)                                  17,026    $   661,971     0.05%
News Corp. Ltd. (The) Class A                            303,300    $ 5,156,100     0.37%
Omnicom Group, Inc.                                       21,600    $ 1,833,624     0.13%
Time Warner, Inc. (a)                                    530,817    $ 9,554,706     0.68%
Tribune Co.                                               36,993    $ 1,478,983     0.11%
Univision Communications, Inc. (a)                        37,481    $ 1,023,607     0.07%
Viacom, Inc. Class B                                     197,923    $ 7,390,440     0.53%
Walt Disney Co. (The) (d)                                236,861    $ 6,781,334     0.49%
                                                                    -----------     ----
TOTAL MEDIA                                                         $50,576,228     3.62%
                                                                    -----------     ----
METALS & MINING
Alcoa, Inc.                                              101,193    $ 2,986,205     0.21%
Allegheny Technologies, Inc.                              10,825    $   259,800     0.02%
Freeport-McMoRan Copper & Gold, Inc.                      20,520    $   755,341     0.06%
Newmont Mining Corp.                                      51,420    $ 2,138,556     0.15%
Nucor Corp.                                               18,384    $ 1,032,444     0.07%
Phelps Dodge Corp.                                        11,090    $ 1,067,968     0.08%
United States Steel Corp.                                 13,186    $   683,037     0.05%
                                                                    -----------     ----
TOTAL METALS & MINING                                               $ 8,923,351     0.64%
                                                                    -----------     ----
MULTILINE RETAIL
Big Lots, Inc. (a)                                        13,330    $   150,096     0.01%
Dillard's, Inc.                                            9,723    $   255,131     0.02%
Dollar General Corp.                                      38,107    $   770,142     0.05%
Family Dollar Stores, Inc.                                19,539    $   653,579     0.05%
Federated Department Stores, Inc.                         19,607    $ 1,113,679     0.08%
J.C. Penney Co., Inc. Holding Co.                         33,069    $ 1,412,707     0.10%
Kohl's Corp.                                              39,677    $ 1,865,215     0.13%
May Department Stores Co. (The)                           33,871    $ 1,148,228     0.08%
Nordstrom, Inc.                                           16,333    $   788,067     0.06%
Sears, Roebuck and Co.                                    24,028    $ 1,207,408     0.09%
Target Corp.                                             103,830    $ 5,271,450     0.38%
                                                                    -----------     ----
TOTAL MULTILINE RETAIL                                              $14,635,702     1.05%
                                                                    -----------     ----
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                       74,072    $ 1,040,712     0.08%
Calpine Corp. (a) (d)                                     61,857    $   205,984     0.02%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Constellation Energy Group, Inc.                          20,342    $ 1,017,100     0.07%
Duke Energy Corp.                                        111,079    $ 2,975,806     0.21%
Dynegy, Inc. Class A (a)                                  43,586    $   193,957     0.01%
El Paso Corp.                                             74,503    $   809,847     0.06%
Williams Cos., Inc. (The)                                 64,455    $ 1,083,489     0.08%
                                                                    -----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                           $ 7,326,895     0.53%
                                                                    -----------     ----
OFFICE ELECTRONICS
Xerox Corp. (a)                                          110,630    $ 1,756,804     0.13%
                                                                    -----------     ----
TOTAL OFFICE ELECTRONICS                                            $ 1,756,804     0.13%
                                                                    -----------     ----
OIL & GAS
Amerada Hess Corp.                                        10,398    $   900,987     0.07%
Anadarko Petroleum Corp.                                  28,745    $ 1,903,205     0.14%
Apache Corp.                                              37,914    $ 2,063,278     0.15%
Ashland, Inc.                                              7,928    $   486,617     0.03%
Burlington Resources, Inc.                                45,859    $ 2,004,497     0.14%
ChevronTexaco Corp.                                      245,597    $13,360,475     0.96%
ConocoPhillips                                            80,105    $ 7,432,944     0.53%
Devon Energy Corp.                                        56,172    $ 2,284,515     0.16%
EOG Resources, Inc.                                       13,568    $ 1,007,424     0.07%
ExxonMobil Corp.                                         747,919    $38,592,617     2.77%
Kerr-McGee Corp.                                          17,349    $ 1,071,303     0.08%
Marathon Oil Corp.                                        40,215    $ 1,557,528     0.11%
Occidental Petroleum Corp.                                45,776    $ 2,672,402     0.19%
Sunoco, Inc.                                               8,453    $   739,552     0.05%
Unocal Corp.                                              30,630    $ 1,457,068     0.10%
Valero Energy Corp.                                       29,778    $ 1,549,349     0.11%
XTO Energy, Inc.                                          30,200    $ 1,084,482     0.08%
                                                                    -----------     ----
TOTAL OIL & GAS                                                     $80,168,243     5.74%
                                                                    -----------     ----
PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                     29,971    $   962,069     0.07%
International Paper Co.                                   56,454    $ 2,210,175     0.16%
Louisiana-Pacific Corp.                                   12,733    $   325,963     0.02%
MeadWestvaco Corp.                                        23,404    $   676,143     0.05%
Weyerhaeuser Co.                                          28,016    $ 1,748,199     0.12%
                                                                    -----------     ----
TOTAL PAPER & FOREST PRODUCTS                                       $ 5,922,549     0.42%
                                                                    -----------     ----

PERSONAL PRODUCTS

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Alberto-Culver Co.                                        10,519    $   570,654     0.04%
Avon Products, Inc.                                       54,785    $ 2,313,025     0.16%
Gillette Co. (The)                                       115,068    $ 5,836,249     0.42%
                                                                    -----------     ----
TOTAL PERSONAL PRODUCTS                                             $ 8,719,928     0.62%
                                                                    -----------     ----
PHARMACEUTICALS
Abbott Laboratories                                      180,562    $ 8,128,900     0.58%
Allergan, Inc.                                            15,313    $ 1,163,022     0.08%
Bristol-Myers Squibb Co.                                 225,872    $ 5,294,439     0.38%
Forest Laboratories, Inc. (a)                             42,772    $ 1,776,321     0.13%
Johnson & Johnson                                        344,058    $22,260,551     1.59%
King Pharmaceuticals, Inc. (a)                            28,019    $   294,480     0.02%
Lilly (Eli) & Co.                                        131,198    $ 7,116,180     0.51%
Merck & Co., Inc.                                        257,423    $ 7,220,714     0.52%
Mylan Laboratories, Inc. (d)                              31,187    $   518,640     0.04%
Pfizer, Inc.                                             873,157    $21,095,472     1.51%
Schering-Plough Corp.                                    171,048    $ 3,174,650     0.23%
Watson Pharmaceuticals, Inc. (a)                          12,491    $   372,607     0.03%
Wyeth                                                    154,688    $ 6,130,285     0.44%
                                                                    -----------     ----
TOTAL PHARMACEUTICALS                                               $84,546,261     6.06%
                                                                    -----------     ----
REAL ESTATE
Apartment Investment & Management Co.                     10,895    $   391,130     0.03%
Archstone-Smith Trust                                     22,700    $   778,610     0.06%
Equity Office Properties Trust                            46,599    $ 1,303,840     0.09%
Equity Residential                                        32,392    $ 1,021,643     0.07%
Plum Creek Timber Co., Inc.                               21,270    $   759,764     0.05%
ProLogis                                                  20,945    $   798,843     0.06%
Simon Property Group, Inc.                                25,699    $ 1,523,950     0.11%
                                                                    -----------     ----
TOTAL REAL ESTATE                                                   $ 6,577,780     0.47%
                                                                    -----------     ----
ROAD & RAIL
Burlington Northern Santa Fe Corp.                        43,444    $ 2,093,132     0.15%
CSX Corp.                                                 24,985    $   998,649     0.07%
Norfolk Southern Corp.                                    45,931    $ 1,603,911     0.11%
Union Pacific Corp.                                       30,091    $ 1,793,425     0.13%
                                                                    -----------     ----
TOTAL ROAD & RAIL                                                   $ 6,489,117     0.46%
                                                                    -----------     ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                          44,849    $   708,615     0.05%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Altera Corp. (a)                                          43,174    $   828,941     0.06%
Analog Devices, Inc.                                      43,896    $ 1,575,428     0.11%
Applied Materials, Inc. (a)                              197,199    $ 3,135,464     0.23%
Applied Micro Circuits Corp. (a)                          36,391    $   120,454     0.01%
Broadcom Corp. (a)                                        38,213    $ 1,216,320     0.09%
Freescale Semiconductor, Inc. (a)                         45,281    $   791,060     0.06%
Intel Corp.                                              734,063    $16,479,714     1.18%
KLA-Tencor Corp. (a)                                      22,661    $ 1,048,070     0.08%
Linear Technology Corp.                                   35,664    $ 1,345,961     0.10%
LSI Logic Corp. (a)                                       44,040    $   269,085     0.02%
Maxim Integrated Products, Inc.                           37,499    $ 1,462,836     0.10%
Micron Technology, Inc. (a)                               70,982    $   738,923     0.05%
National Semiconductor Corp. (a)                          41,396    $   700,834     0.05%
Novellus Systems, Inc. (a)                                16,583    $   433,647     0.03%
NVIDIA Corp. (a)                                          19,249    $   441,187     0.03%
PMC-Sierra, Inc. (a)                                      19,744    $   202,968     0.01%
Teradyne, Inc. (a)                                        22,121    $   310,358     0.02%
Texas Instruments, Inc.                                  200,941    $ 4,663,840     0.34%
Xilinx, Inc.                                              40,108    $ 1,170,753     0.08%
                                                                    -----------     ----
TOTAL SEMICONDUCTORS &
   SEMICONDUCTOR EQUIPMENT                                          $37,644,458     2.70%
                                                                    -----------     ----

SOFTWARE
Adobe Systems, Inc.                                       27,768    $ 1,579,998     0.11%
Autodesk, Inc.                                            26,166    $   768,496     0.06%
BMC Software, Inc. (a)                                    25,879    $   435,544     0.03%
Citrix Systems, Inc. (a)                                  19,111    $   409,931     0.03%
Computer Associates International, Inc.                   67,820    $ 1,844,026     0.13%
Compuware Corp. (a)                                       44,829    $   309,319     0.02%
Electronic Arts, Inc. (a)                                 35,026    $ 2,253,573     0.16%
Intuit, Inc. (a)                                          22,272    $   868,608     0.06%
Mercury Interactive Corp. (a)                              9,787    $   428,377     0.03%
Microsoft Corp. (c)                                    1,260,447    $33,124,547     2.38%
Novell, Inc. (a)                                          44,924    $   259,211     0.02%
Oracle Corp. (a)                                         595,421    $ 8,198,945     0.59%
Parametric Technology Corp. (a)                           31,202    $   177,850     0.01%
Siebel Systems, Inc. (a)                                  58,725    $   511,494     0.04%
Symantec Corp. (a)                                        73,620    $ 1,719,027     0.12%
VERITAS Software Corp. (a)                                48,989    $ 1,259,997     0.09%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                    -----------     ----
TOTAL SOFTWARE                                                      $54,148,943     3.88%
                                                                    -----------     ----

SPECIALTY RETAIL
AutoNation, Inc. (a)                                      31,555    $   600,807     0.04%
AutoZone, Inc. (a)                                         9,259    $   826,364     0.06%
Bed Bath & Beyond, Inc. (a)                               34,943    $ 1,407,853     0.10%
Best Buy Co., Inc.                                        37,643    $ 2,024,818     0.15%
Circuit City Stores, Inc.                                 23,067    $   330,318     0.02%
Gap, Inc. (The)                                          101,832    $ 2,241,323     0.16%
Home Depot, Inc. (The)                                   254,551    $10,502,774     0.75%
Limited Brands, Inc.                                      46,906    $ 1,111,672     0.08%
Lowe's Cos., Inc.                                         89,682    $ 5,110,977     0.37%
Office Depot, Inc. (a)                                    36,118    $   624,480     0.05%
OfficeMax, Inc.                                           10,801    $   318,737     0.02%
RadioShack Corp.                                          18,571    $   615,072     0.04%
Sherwin-Williams Co. (The)                                16,404    $   708,652     0.05%
Staples, Inc.                                             58,026    $ 1,899,771     0.14%
Tiffany & Co.                                             16,925    $   531,953     0.04%
TJX Cos., Inc. (The)                                      55,917    $ 1,400,162     0.10%
Toys "R" Us, Inc. (a)                                     24,830    $   532,603     0.04%
                                                                    -----------     ----
TOTAL SPECIALTY RETAIL                                              $30,788,336     2.21%
                                                                    -----------     ----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                           21,913    $1,229,319      0.09%
Jones Apparel Group, Inc.                                 14,217    $  478,117      0.03%
Liz Claiborne, Inc.                                       12,573    $  527,312      0.04%
NIKE, Inc.                                                30,510    $2,643,079      0.19%
Reebok International Ltd.                                  6,969    $  310,330      0.02%
V.F. Corp.                                                12,826    $  681,702      0.05%
                                                                    -----------     ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              $ 5,869,859     0.42%
                                                                    -----------     ----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                               67,337    $ 2,491,469     0.18%
Federal Home Loan Mortgage Corp.                          80,022    $ 5,224,636     0.38%
Federal National Mortgage Association                    112,411    $ 7,259,503     0.52%
Golden West Financial Corp.                               35,544    $ 2,296,851     0.17%
MGIC Investment Corp.                                     11,223    $   717,150     0.05%
Sovereign Bancorp, Inc.                                   39,700    $   902,778     0.06%
Washington Mutual, Inc.                                  101,472    $ 4,094,394     0.29%

                                                SHARES/PRINCIPAL
                                                     AMOUNT         MARKET VALUE    % NET ASSETS
                                                ----------------   --------------   ------------
                                                                   --------------     ----
TOTAL THRIFTS & MORTGAGE FINANCE                                   $   22,986,781     1.65%
                                                                   --------------     ----

TOBACCO
Altria Group, Inc. (d)                                   238,318   $   15,211,837     1.09%
Reynolds American, Inc.                                   17,143   $    1,378,640     0.10%
UST, Inc.                                                 19,581   $      991,973     0.07%
                                                                   --------------    -----
TOTAL TOBACCO                                                      $   17,582,450     1.26%
                                                                   --------------    -----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                     10,553   $      645,950     0.05%
                                                                   --------------    -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                             $      645,950     0.05%
                                                                   --------------    -----

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc.  (a)                         129,038   $    3,702,101     0.27%
                                                                   --------------    -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          $    3,702,101     0.27%
                                                                   --------------    -----
TOTAL COMMON STOCK                                                 $1,276,340,806    91.46%(f)
                                                                   --------------    -----

WARRANTS
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.  (a)                            14,476   $       16,865     0.00%(b)
                                                                   --------------    -----
TOTAL COMMUNICATIONS EQUIPMENT                                     $       16,865     0.00%(b)
                                                                   --------------    -----
TOTAL WARRANTS                                                     $       16,865     0.00%(b)
                                                                   --------------    -----

COMMERCIAL PAPER
Cooperative Association of Tractor Dealer            $ 2,200,000   $    2,199,857     0.16%
   2.33% due 2/2/05
Hitachi Credit America Corp.                         $ 4,600,000   $    4,599,361     0.33%
   2.50% due 2/3/05
Intesa Funding LLC                                   $25,000,000   $   24,977,519     1.79%
   2.49% due 2/14/05
UBS Finance (Delaware) LLC                           $10,000,000   $    9,994,599     0.71%
   2.43% due 2/9/05
UBS Finance (Delaware) LLC                           $10,000,000   $    9,991,044     0.71%
   2.48% due 2/14/05
USAA Capital Corp.                                   $ 9,900,000   $    9,900,000     0.71%
   2.24% due 2/1/05
USAA Capital Corp.                                   $21,300,000   $   21,298,668     1.53%
   2.25% due 2/2/05

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Wells Fargo & Co.                                    $ 7,100,000   $  7,095,462     0.51%
   2.30% due 2/11/05
Wells Fargo & Co.                                    $10,000,000   $  9,995,949     0.72%
   2.43% due 2/7/05
Wisconsin Public Service Corp.                       $ 2,185,000   $  2,183,495     0.16%
   2.48% due 2/11/05
                                                                   ------------     ----
TOTAL COMMERCIAL PAPER                                             $102,235,954     7.33%
                                                                   ------------     ----
U.S. TREASURY BILLS
United States Treasury Bill                          $ 6,000,000   $  5,965,242     0.43%
   2.365% due 4/28/05
United States Treasury Bill                          $ 9,100,000   $  9,042,197     0.65%
   2.38% due 5/5/05
                                                                   ------------     ----
TOTAL U.S. TREASURY BILLS                                          $ 15,007,439     1.08%
                                                                   ------------     ----
INVESTMENT COMPANY
AIM Institutional Funds Group (e)                        148,873   $    148,873     0.01%
                                                                   ------------     ----
Total Investment Company                                           $    148,873     0.01%
                                                                   ------------     ----
MASTER NOTE
Banc of America Securities LLC
   2.58%, due 2/1/05 (e)                             $ 4,300,000   $  4,300,000     0.31%
                                                                   ------------     ----
Total Master Note                                                  $  4,300,000     0.31%
                                                                   ------------     ----
REPURCHASE AGREEMENTS
Credit Suisse First Boston Corp.
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $6,000,419 (e)
   (Collateralized by Various Bonds
      with a Principal Amount of
      $6,709,077 and a Market Value
      of $6,120,216)                                 $ 6,000,000   $  6,000,000     0.43%
                                                                   ------------     ----
Dresdner Kleinwort Wasserstein Securities LLC
   2.57%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $2,000,141 (e)
   (Collateralized by Various Bonds
      with a Principal Amount of
      $2,034,250 and a Market Value
      of $2,100,070)                                 $ 2,000,000   $  2,000,000     0.14%
                                                                   ------------     ----

Lehman Brothers, Inc.
   2.55%, dated 1/31/05 due 2/1/05
   Proceeds at Maturity $1,750,122(e)
   (Collateralized by Various Bonds
      with a Principal Amount of
      $1,984,657 and a Market Value
      of $1,837,360)                                 $ 1,750,000   $    1,750,000     0.12%
                                                                   --------------   ------
Merrill Lynch Pierce Fenner & Smith Co.
   2.58%, dated 1/31/05 due 2/1/2005
   Proceeds at Maturity $5,500,389 (e)
   (Collateralized by Various Bonds
      with a Principal Amount of
      $5,404,753 and a Market Value
      of $5,775,112)                                 $ 5,500,000   $    5,500,000     0.39%
                                                                   --------------   ------
Morgan Stanley & Co., Inc.
   2.55%, dated 1/31/05 due 2/1/2005
   Proceeds at Maturity $5,800,405 (e)
   (Collateralized by Various Bonds
      with a Principal Amount of
      $8,474,164 and a Market Value
      of $6,100,213)                                 $ 5,800,000   $    5,800,000     0.42%
                                                                   --------------   ------
Total Repurchase Agreements                                        $   21,050,000     1.50%
                                                                   --------------   ------
Total Short-Term Investments                                       $  142,742,266    10.23%
                                                                   --------------   ------
Total Investments
   (COST $1,292,223,232) (G)                                       $1,419,099,964   101.69%(h)
LIABILITIES IN EXCESS OF
   CASH AND OTHER ASSETS                                             ($23,574,778)   -1.69%
                                                                   --------------   ------
NET ASSETS                                                         $1,395,525,186   100.00%
                                                                   ==============   ======

                                                                      UNREALIZED
                                                       CONTRACTS     APPRECIATION/
                                                          LONG     DEPRECIATION (I)
                                                       ---------   ----------------
Standard & Poor's 500 Index
   March 2005                                                396      (1,073,839)     -0.08%
   Mini March 2005                                            28           3,039       0.00%(b)
                                                                      ----------      -----
Total Futures Contracts
   (Settlement Value
      $117,933,660) (f)                                               (1,070,800)     -0.08%
                                                                      ==========      =====

----------
(a)  Non-income producing security.

(b)  Less than one hundredth of a percent.

(c)  Segregated as collateral for futures contracts.

(d)  Represents securities out on loan or a portion of which is out on loan.

(e) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

(g)  The cost for federal income tax purposes is $1,305,419,853.

(h) At January 31, 2005, net unrealized appreciation was $113,680,111 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $244,232,619 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $130,552,508.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2005.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY SHORT-TERM BOND FUND
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series
   2003-A Class A3                                    $  115,668     $  115,096     0.12%
   1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series
   2002-1 Class A2                                    $  404,012     $  408,380     0.41%
   4.50%, due 1/15/10
Volkswagen Auto Loan Enhanced Trust Series
   2003-2 Class A3                                    $  310,000     $  307,322     0.31%
   2.27%, due 10/22/07
                                                                     ----------     ----
TOTAL CONSUMER FINANCE                                               $  830,798     0.84%
                                                                     ----------     ----

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC
   Series 2002-1 Class                                $  936,447     $  924,686     0.94%
   2.89%, due 7/20/08
                                                                     ----------     ----
TOTAL CONSUMER LOANS                                                 $  924,686     0.94%
                                                                     ----------     ----

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A        $  110,000     $  112,888     0.11%
   5.30%, due 6/15/09
                                                                     ----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 $  112,888     0.11%
                                                                     ----------     ----

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series
   1999-B Class 1A4                                   $  132,289     $  133,955     0.14%
   6.545%, due 4/7/18
                                                                     ----------     ----
TOTAL THRIFTS & MORTGAGE FINANCE                                     $  133,955     0.14%
                                                                     ----------     ----
TOTAL CORPORATE ASSET-BACKED                                         $2,002,327     2.03%
                                                                     ----------     ----

CORPORATE BONDS
AEROSPACE & DEFENSE
Honeywell International, Inc.                         $1,000,000     $1,023,304     1.03%
   6.875%, due 10/3/05
                                                                     ----------     ----
TOTAL AEROSPACE & DEFENSE                                            $1,023,304     1.03%
                                                                     ----------     ----

BEVERAGES

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Coca-Cola Co. (The)                                   $  630,000     $  632,441     0.64%
   4.00%, due 6/1/05
                                                                     ----------     ----
TOTAL BEVERAGES                                                      $  632,441     0.64%
                                                                     ----------     ----

COMMERCIAL BANKS
Landwirtschaftliche Rentenbank                        $1,000,000     $1,017,229     1.03%
   4.50%, due 10/23/06
                                                                     ----------     ----
TOTAL COMMERCIAL BANKS                                               $1,017,229     1.03%
                                                                     ----------     ----

DIVERSIFIED TELECOMMUNICATION SERVICES
BellSouth Telecommunications, Inc.                    $  470,000     $  476,045     0.48%
   6.50%, due 6/15/05
                                                                     ----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         $  476,045     0.48%
                                                                     ----------     ----

ELECTRIC UTILITIES
Alabama Power Co.                                     $  625,000     $  620,683     0.63%
   2.65%, due 2/15/06
                                                                     ----------     ----
TOTAL ELECTRIC UTILITIES                                             $  620,683     0.63%
                                                                     ----------     ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                  $  300,000     $  304,990     0.31%
   7.875%, due 6/1/05
                                                                     ----------     ----
TOTAL ELECTRICAL EQUIPMENT                                           $  304,990     0.31%
                                                                     ----------     ----

FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc.                                 $  750,000     $  773,430     0.78%
   5.45%, due 8/1/06
                                                                     ----------     ----
TOTAL FOOD & STAPLES RETAILING                                       $  773,430     0.78%
                                                                     ----------     ----

FOOD PRODUCTS
Cargill, Inc.                                         $1,210,000     $1,251,205     1.27%
   6.25%, due 5/1/06 (a)
                                                                     ----------     ----
TOTAL FOOD PRODUCTS                                                  $1,251,205     1.27%
                                                                     ----------     ----

HEALTH CARE PROVIDERS & SERVICES
Quest Diagnostics, Inc.                               $1,860,000     $1,940,140     1.96%
   6.75%, due 7/12/06
                                                                     ----------     ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                               $1,940,140     1.96%
                                                                     ----------     ----
INSURANCE
Marsh & McLennan Cos., Inc.                           $1,430,000     $1,459,612     1.48%
   5.375%, due 3/15/07

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                    -----------    -----
TOTAL INSURANCE                                                     $ 1,459,612     1.48%
                                                                    -----------    -----

MULTI-UTILITIES & UNREGULATED POWER
Public Service Electric & Gas Co. Series WW           $1,065,000    $ 1,112,377     1.13%
   6.25%, due 1/1/07
                                                                    -----------    -----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                           $ 1,112,377     1.13%
                                                                    -----------    -----

TRANSPORTATION INFRASTRUCTURE
PSA Corp. Ltd.                                        $  300,000    $   305,404     0.31%
   7.125%, due 8/1/05 (a)
                                                                    -----------    -----
TOTAL TRANSPORTATION INFRASTRUCTURE                                 $   305,404     0.31%
                                                                    -----------    -----
TOTAL CORPORATE BONDS                                               $10,916,860    11.05%
                                                                    -----------    -----

CORPORATE CMOS
CAPITAL MARKETS
JP Morgan Chase Commercial Mortgage
   Securities Corp.                                   $1,568,042    $ 1,549,819     1.57%
   3.475%, due 6/12/41
                                                                    -----------    -----
TOTAL CAPITAL MARKETS                                               $ 1,549,819     1.57%
                                                                    -----------    -----

COMMERCIAL BANKS
Wachovia Bank National Association
   Series 2004-C14 Class A1                           $1,093,679    $ 1,083,705     1.10%
   3.477%, due 8/15/41
                                                                    -----------    -----
TOTAL COMMERCIAL BANKS                                              $ 1,083,705     1.10%
                                                                    -----------    -----

DIVERSIFIED FINANCIAL SERVICES
Morgan Stanley Capital I                              $  494,090    $   485,396     0.49%
   3.02%, due 4/15/38
                                                                    -----------    -----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $   485,396     0.49%
                                                                    -----------    -----

THRIFTS & MORTGAGE FINANCE
Banc of America Commercial Mortgage,
   Inc. Series 2001-PB1 Class                         $  602,533    $   614,830     0.62%
   4.907%, due 5/11/35
LB-UBS Commercial Mortgage Trust                      $  697,896    $   693,221     0.70%
   3.625%, due 10/15/29
Merrill Lynch Mortgage Trust Series
   2004-MKB1 Class A1                                 $1,465,464    $ 1,452,056     1.47%
   3.563%, due 2/12/42
                                                                    -----------    -----
TOTAL THRIFTS & MORTGAGE FINANCE                                    $ 2,760,107     2.79%
                                                                    -----------    -----
TOTAL CORPORATE CMOS                                                $ 5,879,027     5.95%
                                                                    -----------    -----
FEDERAL & GOVERNMENT AGENCY

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
GOVERNMENT AGENCIES
Federal Farm Credit Banks                             $  500,000     $  491,418     0.50%
   2.25%, due 9/1/06
Federal Farm Credit Banks                             $1,000,000     $  995,923     1.01%
   2.125%, due 8/15/05
Freddie Mac Series 3                                  $3,080,000     $3,046,336     3.08%
   2.15%, due 2/17/06
                                                                     ----------     ----
TOTAL GOVERNMENT AGENCIES                                            $4,533,677     4.59%
                                                                     ----------     ----
TOTAL FEDERAL & GOVERNMENT AGENCY                                    $4,533,677     4.59%
                                                                     ----------     ----

FHLB
Federal Home Loan Bank Series 392                     $  750,000     $  743,895     0.75%
   2.50%, due 3/15/06
                                                                     ----------     ----
TOTAL FHLB                                                           $  743,895     0.75%
                                                                     ----------     ----

FHLMC
Federal Home Loan Mortgage Corp.                      $   66,332     $   67,624     0.07%
   5.00%, due 1/1/07
Federal Home Loan Mortgage Corp. Series 1364
   Class K                                            $  109,274     $  109,854     0.11%
   5.00%, due 9/15/07
                                                                     ----------     ----
TOTAL FHLMC                                                          $  177,478     0.18%
                                                                     ----------     ----

FNMA
Federal National Mortgage Association                 $  805,601     $  806,323     0.81%
   4.50%, due 11/1/18
Federal National Mortgage Association                 $  130,169     $  139,759     0.14%
   7.50%, due 4/1/31
Federal National Mortgage Association                 $2,845,000     $3,159,452     3.20%
   6.625%, due 9/15/09
Federal National Mortgage Association                 $6,100,000     $6,262,687     6.34%
   5.50%, due 5/2/06
Federal National Mortgage Association                 $2,625,000     $2,680,479     2.71%
   4.75%, due 1/2/07
Federal National Mortgage Association                 $2,625,000     $2,625,459     2.66%
   4.00%, due 9/2/08 (c)
Federal National Mortgage Association                 $  400,000     $  395,791     0.40%
   3.25%, due 11/15/07
Federal National Mortgage Association                 $  330,000     $  323,775     0.33%
   3.15%, due 5/28/08

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                $ 6,720,000    $ 6,621,088      6.70%
   3.125%, due 12/15/07
Federal National Mortgage Association                $ 9,885,000    $ 9,778,786      9.89%
   2.50%, due 6/15/06
Federal National Mortgage Association                $ 5,961,000    $ 5,837,184      5.91%
   1.75%, due 6/16/06
Federal National Mortgage Association                $   540,000    $   567,220      0.57%
   5.25%, due 1/15/09
Federal National Mortgage Association Series
   1998-M6 Class A2                                  $   459,456    $   488,418      0.49%
   6.32%, due 8/15/08
                                                                    -----------     -----
TOTAL FNMA                                                          $39,686,421     40.15%
                                                                    -----------     -----

U.S. TREASURY NOTES
United States Treasury Note                          $ 9,535,000    $ 9,396,819      9.51%
   1.625%, due 2/28/06 (b)
United States Treasury Note                          $   185,000    $   183,049      0.18%
   3.00%, due 11/15/07
United States Treasury Note                          $10,545,000    $10,594,435     10.72%
   3.50%, due 11/15/06 (b)
United States Treasury Note                          $   540,000    $   552,404      0.56%
   4.375%, due 5/15/07
United States Treasury Note                          $11,325,000    $11,545,747     11.68%
   4.625%, due 5/15/06
                                                                    -----------     -----
TOTAL U.S. TREASURY NOTES                                           $32,272,454     32.65%
                                                                    -----------     -----

COMMERCIAL PAPER
American Express Credit Corp.                        $ 1,500,000    $ 1,499,425      1.52%
   2.30% due 2/7/05
UBS Finance Delaware LLC                             $   545,000    $   545,000      0.55%
   2.47% due 2/1/05
                                                                    -----------     -----
TOTAL COMMERCIAL PAPER                                              $ 2,044,425      2.07%
                                                                    -----------     -----

INVESTMENT COMPANY
AIM Institutional Funds Group (c)                    $   747,379    $   747,379      0.76%
                                                                    -----------     -----
TOTAL INVESTMENT COMPANY                                            $   747,379      0.76%
                                                                    -----------     -----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MASTER NOTE
Banc of America Securities LLC                        $  900,000     $  900,000     0.91%
   2.58%, due 2/1/05 (c)
                                                                     ----------     ----
TOTAL MASTER NOTE                                                    $  900,000     0.91%
                                                                     ----------     ----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $1,500,106 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $1,677,269 and a Market
   Value of $1,530,054) (d)                           $1,500,000     $1,500,000     1.52%
Deutsche Bank Securities, Inc.
   2.5599%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $1,000,071 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $1,136,395 and a Market
   Value of $1,020,000) (d)                           $1,000,000     $1,000,000     1.01%
Dresdner Kleinwort Wasserstein Securities, LLC
   2.57%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $1,000,071 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $646,035 and a Market
   Value of $656,272) (d)                             $1,000,000     $1,000,000     1.01%
Lehman Brothers, Inc.
   2.5506%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $200,014 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $226,818 and a Market
   Value of $209,984) (d)                             $  200,000     $  200,000     0.20%
Merrill Lynch Pierce Fenner & Smith, Inc.
   2.58%, dated 1/31/05

   due 2/1/05
   Proceeds at Maturity
   $2,010,144 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $1,975,192 and a Market
   Value of $2,110,541) (d)                           $2,010,000     $2,010,000     2.03%
Morgan Stanley & Co., Inc.
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $300,021 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $438,319 and a Market
   Value of $315,528) (d)                             $  300,000     $  300,000     0.30%
Wachovia Capital Markets, LLC
   2.5696%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $500,036 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of  $721,919 and a Market
   Value of $525,000) (d)                             $  500,000     $  500,000     0.51%
                                                                     ----------     ----

                                                                     ----------     ----
TOTAL REPURCHASE AGREEMENTS                                          $6,510,000     6.58%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
                                                                   ------------      ------
TOTAL INVESTMENTS
   (Cost $107,264,881) (e)                                         $106,413,943(f)   107.67%
                                                                   ------------      ------

Liabilities in Excess of Cash and Other Assets                      ($7,578,324)      -7.67%
                                                                   ------------      ------
NET ASSETS                                                          $98,835,619      100.00%
                                                                   ============      ======

----------
(a)  May be sold to institutional investors only.

(b)  Represents securities out on loan or a portion which is out on loan.

(c) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(d) Collateralization from various bonds on repurchase agreements may include collateralized mortgage obligations, asset- backed securities, mortgage-backed securities or other long-term corporate bonds.

(e)  The cost for federal income tax purposes is $107,291,251.

(f) At January 31, 2005 net unrealized depreciation was $877,308, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value cost of $27,151 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $904,459.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.


By: /s/ Gary E. Wendlandt
    --------------------------------------
    GARY E. WENDLANDT
    President

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Gary E. Wendlandt
    --------------------------------------
    GARY E. WENDLANDT
    President

Date: March 30, 2005


By: /s/Patrick J. Farrell
    --------------------------------------
    PATRICK J. FARRELL
    Treasurer and
    Chief Financial and Accounting Officer

Date: March 30, 2005